SECURITIES AND EXCHANGE COMMISSION

                           Washington, D.C. 20549-1004

                                    Form N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 48  (File No. 2-73115)                  [X]
                             ---

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 50  (File No. 811-3218)                                [X]
              ---

AXP Variable Portfolio - Investment Series, Inc.
200 AXP Financial Center
Minneapolis, Minnesota 55474

Leslie L. Ogg - 901 S. Marquette Ave., Suite 2810,
Minneapolis, MN  55402-3268
(612) 330-9283

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box) [ ] immediately upon filing pursuant to paragraph (b)
[X] on Oct. 30, 2002 pursuant to paragraph (b)
[ ] 60 days after filing  pursuant to paragraph  (a)(1)
[ ] on (date) pursuant to paragraph  (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

(logo)
American
  Express(R)
 Funds

American Express(R)

Variable Portfolio Funds

                                                        PROSPECTUS/OCT. 30, 2002

AXP(R) Variable Portfolio - Blue Chip Advantage Fund
AXP(R) Variable Portfolio - Bond Fund
AXP(R) Variable Portfolio - Capital Resource Fund
AXP(R) Variable Portfolio - Cash Management Fund
AXP(R) Variable Portfolio - Diversified Equity Income Fund
AXP(R) Variable Portfolio - Emerging Markets Fund
AXP(R) Variable Portfolio - Equity Select Fund
AXP(R) Variable Portfolio - Extra Income Fund
AXP(R) Variable Portfolio - Federal Income Fund
AXP(R) Variable Portfolio - Global Bond Fund
AXP(R) Variable Portfolio - Growth Fund
AXP(R) Variable Portfolio - International Fund
AXP(R) Variable Portfolio - Managed Fund
AXP(R) Variable Portfolio - New Dimensions Fund(R)
AXP(R) Variable Portfolio - Partners Small Cap Value Fund
AXP(R) Variable Portfolio - S&P 500 Index Fund
AXP(R) Variable Portfolio - Small Cap Advantage Fund
AXP(R) Variable Portfolio - Stock Fund
AXP(R) Variable Portfolio - Strategy Aggressive Fund

Please note that each Fund:

o   is not a bank deposit

o   is not federally insured

o   is not endorsed by any bank or government agency

o   is not guaranteed to achieve its goal

Like all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy or accuracy of this prospectus. Any representation to the contrary is a criminal offense.

This prospectus may contain information on Funds not available under your variable annuity contract or life insurance policy. Please refer to your variable annuity contract or life insurance policy prospectus for information regarding the investment options available to you.

These securities are not deposits or obligations of, or guaranteed by, any bank or an affiliate of any bank, nor are they insured by the Federal Deposit Insurance Corporation (FDIC), or any other agency of the United States, or any bank or an affiliate of any bank; and are subject to investment risks including possible loss of value.

Managed by: IDS Life Insurance Company

(logo)
AMERICAN
 EXPRESS
(R)

Table of Contents

TAKE A CLOSER LOOK AT:


The Funds                                                            4p

AXP Variable Portfolio - Blue Chip Advantage Fund                    4p
Goal                                                                 4p
Principal Investment Strategies                                      4p
Principal Risks                                                      5p
Past Performance                                                     5p
Management                                                           6p
Other Securities and Investment Strategies                           6p

AXP Variable Portfolio - Bond Fund                                   6p
Goal                                                                 6p
Principal Investment Strategies                                      6p
Principal Risks                                                      7p
Past Performance                                                     8p
Management                                                           9p
Other Securities and Investment Strategies                           9p

AXP Variable Portfolio - Capital Resource Fund                       9p
Goal                                                                 9p
Principal Investment Strategies                                      9p
Principal Risks                                                     10p
Past Performance                                                    11p
Management                                                          11p
Other Securities and Investment Strategies                          11p

AXP Variable Portfolio - Cash Management Fund                       12p
Goal                                                                12p
Principal Investment Strategies                                     12p
Principal Risks                                                     12p
Past Performance                                                    13p
Management                                                          13p

AXP Variable Portfolio - Diversified Equity Income Fund             14p
Goal                                                                14p
Principal Investment Strategies                                     14p
Principal Risks                                                     14p
Past Performance                                                    15p
Management                                                          16p
Other Securities and Investment Strategies                          16p

AXP Variable Portfolio - Emerging Markets Fund                      16p
Goal                                                                16p
Principal Investment Strategies                                     16p
Principal Risks                                                     17p
Past Performance                                                    18p
Management                                                          18p
Other Securities and Investment Strategies                          19p

AXP Variable Portfolio - Equity Select Fund                         19p
Goal                                                                19p
Principal Investment Strategies                                     19p
Principal Risks                                                     19p
Past Performance                                                    20p
Management                                                          20p
Other Securities and Investment Strategies                          20p

AXP Variable Portfolio - Extra Income Fund                          20p
Goal                                                                20p
Principal Investment Strategies                                     20p
Principal Risks                                                     21p
Past Performance                                                    21p
Management                                                          22p
Other Securities and Investment Strategies                          22p

AXP Variable Portfolio - Federal Income Fund                        23p
Goal                                                                23p
Principal Investment Strategies                                     23p
Principal Risks                                                     23p
Past Performance                                                    24p
Management                                                          25p
Other Securities and Investment Strategies                          25p

AXP Variable Portfolio - Global Bond Fund                           25p
Goal                                                                25p
Principal Investment Strategies                                     25p
Principal Risks                                                     25p
Past Performance                                                    26p
Management                                                          27p
Other Securities and Investment Strategies                          27p


--------------------------------------------------------------------------------
2p AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

AXP Variable Portfolio - Growth Fund                                27p
Goal                                                                27p
Principal Investment Strategies                                     27p
Principal Risks                                                     28p
Past Performance                                                    29p
Management                                                          30p
Other Securities and Investment Strategies                          30p

AXP Variable Portfolio - International Fund                         30p
Goal                                                                30p
Principal Investment Strategies                                     30p
Principal Risks                                                     31p
Past Performance                                                    32p
Management                                                          33p
Other Securities and Investment Strategies                          33p

AXP Variable Portfolio - Managed Fund                               33p
Goal                                                                33p
Principal Investment Strategies                                     33p
Principal Risks                                                     34p
Past Performance                                                    35p
Management                                                          35p
Other Securities and Investment Strategies                          36p

AXP Variable Portfolio - New Dimensions Fund                        36p
Goal                                                                36p
Principal Investment Strategies                                     36p
Principal Risks                                                     36p
Past Performance                                                    37p
Management                                                          38p
Other Securities and Investment Strategies                          38p

AXP Variable Portfolio - Partners Small Cap Value Fund              38p
Goal                                                                38p
Principal Investment Strategies                                     38p
Principal Risks                                                     39p
Past Performance                                                    40p
Management                                                          40p
Other Securities and Investment Strategies                          41p

AXP Variable Portfolio - S&P 500 Index Fund                         42p
Goal                                                                42p
Principal Investment Strategies                                     42p
Principal Risks                                                     43p
Past Performance                                                    43p
Management                                                          44p

AXP Variable Portfolio - Small Cap Advantage Fund                   45p
Goal                                                                45p
Principal Investment Strategies                                     45p
Principal Risks                                                     45p
Past Performance                                                    46p
Management                                                          46p
Other Securities and Investment Strategies                          47p

AXP Variable Portfolio - Stock Fund                                 47p
Goal                                                                47p
Principal Investment Strategies                                     47p
Principal Risks                                                     48p
Past Performance                                                    48p
Management                                                          48p
Other Securities and Investment Strategies                          48p

AXP Variable Portfolio - Strategy Aggressive Fund                   49p
Goal                                                                49p
Principal Investment Strategies                                     49p
Principal Risks                                                     49p
Past Performance                                                    50p
Management                                                          50p
Other Securities and Investment Strategies                          51p

Fees and Expenses                                                   51p

Buying and Selling Shares                                           52p

Valuing Fund Shares                                                 52p

Purchasing Shares                                                   52p

Transferring/Selling Shares                                         53p

Distributions and Taxes                                             53p

Other Information                                                   53p

Financial Highlights                                                55p


--------------------------------------------------------------------------------
3p AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

The Funds

References to "Fund" throughout this prospectus refer to AXP Variable Portfolio
- Blue Chip Advantage Fund, AXP Variable Portfolio - Bond Fund, AXP Variable Portfolio - Capital Resource Fund, AXP Variable Portfolio - Cash Management Fund, AXP Variable Portfolio - Diversified Equity Income Fund, AXP Variable Portfolio - Emerging Markets Fund, AXP Variable Portfolio - Equity Select Fund, AXP Variable Portfolio - Extra Income Fund, AXP Variable Portfolio - Federal Income Fund, AXP Variable Portfolio - Global Bond Fund, AXP Variable Portfolio - Growth Fund, AXP Variable Portfolio - International Fund, AXP Variable Portfolio
- Managed Fund, AXP Variable Portfolio - New Dimensions Fund, AXP Variable Portfolio - Partners Small Cap Value Fund, AXP Variable Portfolio - S&P 500 Index Fund, AXP Variable Portfolio - Small Cap Advantage Fund, AXP Variable Portfolio - Stock Fund, and AXP Variable Portfolio - Strategy Aggressive Fund, singularly or collectively as the context requires.

A Fund may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Each Fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each Fund may differ significantly from any publicly-traded retail mutual fund.

Please remember that you may not buy (nor will you own) shares of the Fund directly. You invest by buying a variable annuity contract or life insurance policy and allocating your purchase payments to the variable subaccount or variable account (the subaccounts) that invests in the Fund.

AXP Variable Portfolio - Blue Chip Advantage Fund

GOAL
The Fund seeks to provide shareholders with a long-term total return exceeding that of the U.S. stock market. Because any investment involves risk, achieving this goal cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, at least 80% of the Fund's net assets are invested in blue chip stocks. Blue chip stocks are issued by companies with a market capitalization of at least $1 billion, an established management, a history of consistent earnings and a leading position within their respective industries. A common measure of blue chip stocks is the S&P 500 Composite Stock Price Index (S&P 500 Index). The S&P 500 Index is an unmanaged market index used to measure the total return of the U.S. stock market (the Fund may change this market index from time to time). While the Fund invests in stocks included in the S&P 500 Index, it is not an index fund, it may own companies not included in the index, and its results will likely differ from the index. Selecting blue chip stocks is the primary decision in building the investment portfolio.


In pursuit of the Fund's goal, American Express Financial Corporation (AEFC), the Fund's investment adviser*, makes investment selections by:

o   Identifying companies with:

    o  attractive valuations;

    o  financial strength;

    o  strong, sustainable earnings growth; and

    o  improving growth dynamics.


o   Buying a diversified portfolio of securities.

o Buying equity securities not included in the S&P 500 Index if those securities meet the standards described above.


In evaluating whether to sell a security, AEFC considers, among other factors, whether:


o   The security is overvalued relative to alternative investments.

o   Political,   economic,   or  other  events   could  affect  the   company's
    performance.

o   Potential losses can be minimized (i.e., in a market down-turn).

o   A more attractive opportunity exists.

o The company or the security continues to meet the other standards described above.


During weak or declining markets, the Fund may invest more of its assets in money market securities. Although investing in these securities would serve primarily to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, AEFC may make frequent securities trades that could result in increased fees and expenses.


* Each Fund pays IDS Life Insurance Company (IDS Life) a fee for managing its assets. IDS Life and AEFC have an Investment Advisory Agreement that calls for IDS Life to pay AEFC a fee for investment advice.


--------------------------------------------------------------------------------
4p AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

PRINCIPAL RISKS
This Fund is designed for investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

    Market Risk

    Issuer Risk

    Style Risk

Market Risk
The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Issuer Risk
The risk that an issuer, or the value of its stocks or bonds, will perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

Style Risk

The objective of the Fund is to provide shareholders with a long-term return exceeding that of the U.S. stock market. Currently, the S&P 500 Index is the market index used to measure total return of the U.S. stock market. However, unlike the unmanaged index, the Fund's performance is affected by factors such as the size of the Fund's portfolio, transaction costs, management fees and expenses, brokerage commissions and fees, the extent and timing of cash flows in and out of the Fund, stock selection, sector weightings, and other such factors. As a result, once these factors are accounted for, the Fund may under-perform the market index.


PAST PERFORMANCE
The following bar chart and table indicate the risks and variability of investing in the Fund by showing:

o how the Fund's performance varied for each full calendar year shown on the chart below, and

o how the Fund's average annual total returns compare to other recognized indexes.

How the Fund performed in the past does not indicate how the Fund will perform in the future.

AXP VP - Blue Chip Advantage Fund Performance (based on calendar years) (bar chart)
                                                           -10.48% -16.49%
1992   1993   1994   1995   1996    1997    1998     1999    2000   2001


During the period shown in the bar chart, the highest return for a calendar quarter was +10.47% (quarter ending December 2001) and the lowest return for a calendar quarter was -16.65% (quarter ending September 2001).

The Fund's year to date return as of Sept. 30, 2002 was -28.41%.


--------------------------------------------------------------------------------
5p AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

Average Annual Total Returns (as of Dec. 31, 2001)

                                               1 year       Since inception

AXP VP - Blue Chip Advantage Fund             -16.49%             -6.91%(a)
S&P 500 Index                                 -11.89%             -3.63%(b)
Lipper Large-Cap Core Funds Index             -12.83%             -2.88%(b)


(a) Inception date was Sept. 15, 1999.

(b) Measurement period started Oct. 1, 1999.

This table shows total returns from a hypothetical investment in the Fund. Comparison index returns are for the same periods. The results do not reflect the expenses that apply to the subaccounts or the contracts. Inclusion of these charges would reduce total return for all periods shown.

For purposes of this calculation, information about the Fund assumes the deduction of applicable fund expenses and makes no adjustments for taxes that may have been paid on the reinvested income and capital gains.


The S&P 500 Index, an unmanaged index of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.


The Lipper Large-Cap Core Funds Index, published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

The securities included in the indexes may not be the same as those held by the Fund.

MANAGEMENT
James M. Johnson, Jr. is primarily responsible for the day-to-day operations of AXP Variable Portfolio - Blue Chip Advantage Fund. He joined AEFC in 1994 as an equity quantitative analyst. He began managing portfolios for American Express Asset Management in 1996. He is portfolio manager of Total Return Portfolio and AXP Blue Chip Advantage Fund. He also serves as co-portfolio manager of AXP Small Company Index Fund, AXP S&P 500 Index Fund, AXP Mid Cap Index Fund, AXP Total Stock Market Index Fund, AXP Nasdaq 100 Index Fund, and AXP Variable Portfolio - S&P 500 Index Fund.

OTHER SECURITIES AND INVESTMENT STRATEGIES

The Fund may invest in other securities and may employ other investment strategies that are not principal investment strategies. The Fund's policies permit investment in other instruments, such as money market securities. Additionally, the Fund may utilize derivative instruments such as futures, options, and forward contracts to produce incremental earnings, to hedge existing positions, and to increase flexibility. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio manager is not required to use derivatives.


For more information on strategies and holdings, see the Fund's SAI and the annual and semiannual reports.

AXP Variable Portfolio - Bond Fund

GOAL
The Fund seeks to provide shareholders with a high level of current income while attempting to conserve the value of the investment and to continue a high level of income for the longest period of time. Because any investment involves risk, achieving this goal cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in bonds and other debt obligations. Under normal market conditions, at least 80% of the Fund's net assets are invested in bonds. Additionally, at least 50% of the Fund's investments will be invested in (1) investment-grade corporate bonds, (2) government bonds (including mortgage-backed securities), and (3) unrated corporate bonds that are believed to be of investment-grade quality. Although the Fund emphasizes high- and medium-quality debt securities, it will assume some credit risk to achieve higher yield and/or capital appreciation by buying lower-quality (junk) bonds. As a result, junk bonds may comprise a large percentage of the Fund's investments. The Fund may invest up to 25% of its total assets in foreign investments, which may include investments in emerging markets.


In pursuit of the Fund's goal, AEFC, the Fund's investment adviser, chooses investments by:


o Considering opportunities and risks by reviewing interest rate and economic forecasts.

o Investing more heavily in certain market sectors (for example, corporate bonds and government bonds) based on AEFC's expectations for interest rates.

o   Identifying investment-grade U.S. and foreign bonds.

o   Identifying below investment-grade U.S. and foreign bonds (junk bonds).


--------------------------------------------------------------------------------
6p AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

o Identifying securities that are expected to outperform other securities. In this analysis, AEFC will take risk factors into account (for example, whether money has been set aside to cover the cost of principal and interest payments).

o Identifying investments that contribute to the portfolio diversification of the Fund, including both the number of issuers and the types of securities held in the portfolio.


In evaluating whether to sell a security, AEFC considers, among other factors, whether:


o   The interest rate or economic outlook changes.

o   The security is overvalued relative to alternative investments.

o The issuer's credit rating declines or AEFC expects a decline (the Fund may continue to own securities that are down-graded until AEFC believes it is advantageous to sell).

o   The security has reached AEFC's price objective.

o   AEFC identifies a more attractive opportunity.

o The issuer or the security continues to meet the other standards described above.


During weak or declining markets, the Fund may invest more of its assets in money market securities. Although investing in these securities would serve primarily to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, AEFC may make frequent securities trades that could result in increased fees and expenses.

PRINCIPAL RISKS
Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:


    Credit Risk

    Interest Rate Risk

    Call/Prepayment Risk

    Market Risk

    Liquidity Risk


    Event Risk

    Foreign/Emerging Markets Risk


Credit Risk

The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation (such as payments due on a bond or a note). The price of junk bonds may react more to the ability of the issuing company to pay interest and principal when due than to changes in interest rates. Junk bonds have greater price fluctuations and are more likely to experience a default than investment-grade bonds.


Interest Rate Risk
The risk of losses attributable to changes in interest rates. This term is generally associated with bond prices (when interest rates rise, bond prices fall). In general, the longer the maturity of a debt obligation the higher its yield and the greater its sensitivity to changes in interest rates.

Call/Prepayment Risk
The risk that a bond or other security might be called (or otherwise converted, prepaid, or redeemed) before maturity. This type of risk is closely related to reinvestment risk, which is the risk that an investor will not be able to reinvest income or principal at the same rate it currently is earning.

Market Risk
The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Liquidity Risk
Securities may be difficult or impossible to sell at the time that the Fund would like. The Fund may have to lower the selling price, sell other investments, or forego an investment opportunity.


Event Risk
Occasionally, the value of a security may be seriously and unexpectedly changed by a natural or industrial accident or occurrence.

--------------------------------------------------------------------------------
7p AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

Foreign/Emerging Markets Risk
The following are all components of foreign/emerging markets risk:

Country risk includes the political, economic and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing and financial reporting standards), the possibility of government-imposed restrictions and even the nationalization of assets.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood that problems will occur.

Emerging markets risk includes the dramatic pace of change (economic, social and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners and hostile relations with neighboring countries.


PAST PERFORMANCE

The following bar chart and table indicate the risks and variability of investing in the Fund by showing:

o how the Fund's performance varied for each full calendar year shown on the chart below, and


o how the Fund's average annual total returns compare to other recognized indexes.


How the Fund performed in the past does not indicate how the Fund will perform in the future.

AXP VP - Bond Fund Performance (based on calendar years)
(bar chart)

+9.32%  +15.85% -3.92% +22.30%  +5.70%  +8.83%  +1.51% +1.70%  +5.41% +7.67%
 1992     1993   1994   1995     1996    1997    1998   1999    2000   2001


During the period shown in the bar chart, the highest return for a calendar quarter was +8.65% (quarter ending June 1995) and the lowest return for a calendar quarter was -3.21% (quarter ending March 1994).

The Fund's year to date return as of Sept. 30, 2002 was +3.50%.


Average Annual Total Returns (as of Dec. 31, 2001)

                                                  1 year   5 years   10 years

AXP VP - Bond Fund                                +7.67%    +4.98%     +7.21%
Lehman Brothers Aggregate Bond Index              +8.44%    +7.43%     +7.23%
Lipper Corporate Debt - BBB rated Funds Index     +7.45%    +6.02%     +6.92%


This table shows total returns from a hypothetical investment in the Fund. Comparison index returns are for the same periods. The results do not reflect the expenses that apply to the subaccounts or the contracts. Inclusion of these charges would reduce total return for all periods shown.

--------------------------------------------------------------------------------
8p AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

For purposes of this calculation, information about the Fund assumes the deduction of applicable fund expenses and makes no adjustments for taxes that may have been paid on the reinvested income and capital gains.

Lehman Brothers Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the securities used to create the index may not be representative of the bonds held in the Fund.

The Lipper Corporate Debt - BBB rated Funds Index, published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

The securities included in the indexes may not be the same as those held by the Fund.

MANAGEMENT
Ray Goodner, vice president and senior portfolio manager, is primarily responsible for the day-to-day operations of AXP Variable Portfolio - Bond Fund. He joined AEFC in 1977. He has been managing the assets of this fund since May 2000. He also serves as portfolio manager of AXP Bond Fund.

OTHER SECURITIES AND INVESTMENT STRATEGIES

The Fund may invest in other securities and may employ other investment strategies that are not principal investment strategies. The Fund's policies permit investment in other instruments, such as money market securities, common stocks, preferred stocks and convertible securities. Additionally, the Fund may utilize derivative instruments such as futures, options, and forward contracts to produce incremental earnings, to hedge existing positions, and to increase flexibility. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio manager is not required to use derivatives.


For more information on strategies and holdings, see the Fund's SAI and the annual and semiannual reports.

AXP Variable Portfolio - Capital Resource Fund

GOAL
The Fund seeks capital appreciation. Because any investment involves risk, achieving this goal cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests primarily in U.S. common stocks of companies with market capitalization of at least $5 billion and other securities convertible into common stock. Additionally, the Fund may invest up to 25% of its total assets in foreign investments.

In pursuit of the Fund's goal, AEFC, the Fund's investment adviser, chooses investments by:

o Identifying securities that AEFC believes have good capital appreciation potential.

o Considering opportunities and risks by reviewing interest rates and economic forecasts.

o Buying a diversified portfolio of securities. AEFC will weight certain sectors more heavily based on AEFC's expectations for growth and for expected market trends.

In evaluating whether to sell a security, AEFC considers, among other factors, whether:


o    The interest rate or economic outlook changes.

o    The security is overvalued relative to other potential investments.

o    The security has reached AEFC's price objective.

o    AEFC wishes to lock-in profits.

o    AEFC identifies a more attractive opportunity.

o The issuer or the security continues to meet the other standards described above.


During weak or declining markets, the Fund may invest more of its assets in money market securities. Although investing in these securities would serve primarily to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, AEFC may make frequent securities trades that could result in increased fees and expenses.

--------------------------------------------------------------------------------
9p AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

PRINCIPAL RISKS
This Fund is designed for investors with above-average risk tolerance. Please remember that with any investment you may lose money. Principal risks associated with an investment in the Fund include:

    Market Risk

    Issuer Risk

    Style Risk

    Foreign Risk

Market Risk
The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Issuer Risk
The risk that an issuer, or the value of its stocks or bonds, will perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

Style Risk
The Fund purchases stocks based on the expectation that the companies will have strong growth in earnings. The price paid often reflects an expected rate of growth. If that growth fails to occur, the price of the stock may decline significantly and quickly.

Foreign Risk
The following are all components of foreign risk:

Country risk includes the political, economic and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing and financial reporting standards), the possibility of government-imposed restrictions and even the nationalization of assets.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood that problems will occur.

--------------------------------------------------------------------------------
10p AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

PAST PERFORMANCE
The following bar chart and table indicate the risks and variability of investing in the Fund by showing:

o how the Fund's performance varied for each full calendar year shown on the chart below, and

o    how the Fund's average annual total returns compare to a recognized index.

How the Fund performed in the past does not indicate how the Fund will perform in the future.

AXP VP - Capital Resource Fund Performance (based on calendar years)
(bar chart)

+4.09% +3.42% +1.17% +27.86%  +7.71%  +24.14%  +24.12%  +23.75%  -17.46% -18.11%
 1992   1993   1994    1995    1996    1997      1998    1999     2000    2001


During the period shown in the bar chart, the highest return for a calendar quarter was +26.20% (quarter ending December 1998) and the lowest return for a calendar quarter was -17.27% (quarter ending September 2001).

The Fund's year to date return as of Sept. 30, 2002 was -26.64%.


Average Annual Total Returns (as of Dec. 31, 2001)

                                                  1 year   5 years   10 years

AXP VP - Capital Resource Fund                   -18.11%    +5.20%     +6.81%
S&P 500 Index                                    -11.89%   +10.70%    +12.94%


This table shows total returns from a hypothetical investment in the Fund. Comparison index returns are for the same periods. The results do not reflect the expenses that apply to the subaccounts or the contracts. Inclusion of these charges would reduce total return for all periods shown.

For purposes of this calculation, information about the Fund assumes the deduction of applicable fund expenses and makes no adjustments for taxes that may have been paid on the reinvested income and capital gains.


The S&P 500 Index, an unmanaged index of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. The S&P 500 Index companies may be generally larger than those in which the Fund invests.


The securities included in the index may not be the same as those held by the Fund.

MANAGEMENT
Doug Chase is primarily responsible for the day-to-day operations of AXP Variable Portfolio - Capital Resource Fund. He has been managing the assets of this Fund since April 2002. He joined AEFC in February 2002. He also serves as portfolio manager for AXP(R) Large Cap Equity Fund and IDS Life Variable Annuity Funds A and B. Prior to joining AEFC, he worked as an analyst and portfolio manager at Fidelity Investments where he managed the Fidelity Export and Multinational Fund and was a member of the team that managed several other funds.

OTHER SECURITIES AND INVESTMENT STRATEGIES

The Fund may invest in other securities and may employ other investment strategies that are not principal investment strategies. The Fund's policies permit investment in other instruments, such as money market securities, and debt obligations of any rating. Additionally, the Fund may utilize derivative instruments such as futures, options, and forward contracts to produce incremental earnings, to hedge existing positions, and to increase flexibility. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio manager is not required to use derivatives.


For more information on strategies and holdings, see the Fund's SAI and the annual and semiannual reports.

--------------------------------------------------------------------------------
11p AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

AXP Variable Portfolio - Cash Management Fund

GOAL
The Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Because any investment involves risk, the Fund cannot guarantee this goal.

PRINCIPAL INVESTMENT STRATEGIES
The Fund's assets primarily are invested in money market instruments, such as marketable debt obligations issued by the U.S. government or its agencies, bank certificates of deposit, bankers' acceptances, letters of credit, and commercial paper. The Fund may invest more than 25% of its total assets in U.S. banks, U.S. branches of foreign banks and U.S. government securities. Additionally, the Fund may invest up to 25% of its total assets in U.S. dollar-denominated foreign investments.

Because the Fund seeks to maintain a constant net asset value of $1.00 per share, capital appreciation is not expected to play a role in the Fund's return. The Fund's yield will vary from day-to-day.

The selection of short-term debt obligations is the primary decision in building the investment portfolio. The Fund restricts its investments to instruments that meet certain maturity and quality standards required by the Securities and Exchange Commission (SEC) for money market funds. For example, the Fund:


o    Limits its average portfolio maturity to ninety days or less.

o    Buys obligations with remaining maturities of 397 days or less.

o Buys only obligations that are denominated in U.S. dollars and present minimal credit risk.


In pursuit of the Fund's goal, AEFC, the Fund's investment adviser, chooses investments by:

o Considering opportunities and risks given current interest rates and anticipated interest rates.

o Purchasing securities based on the timing of cash flows in and out of the Fund.

In evaluating whether to sell a security, AEFC considers, among other factors, whether:


o The issuer's credit rating declines or AEFC expects a decline (the Fund, in certain cases, may continue to own securities that are down-graded until AEFC believes it is advantageous to sell).

o    Political, economic, or other events could affect the issuer's performance.

o    AEFC identifies a more attractive opportunity.

o The issuer or the security continues to meet the other standards described above.


For more information on strategies and holdings, see the Fund's SAI and the annual and semiannual reports.

PRINCIPAL RISKS
Please remember that with any mutual fund investment you may lose money. Although the Fund's share price has remained constant in the past, THE FUND CANNOT GUARANTEE THAT IT WILL ALWAYS BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Principal risks associated with an investment in the Fund include:

    Credit Risk

    Foreign Risk

    Interest Rate Risk

    Market Risk

    Sector/Concentration Risk

Credit Risk
The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation (such as payments due on a bond or a note).

Foreign Risk
The following are all components of foreign risk:

Country risk includes the political, economic and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing and financial reporting standards), the possibility of government-imposed restrictions and even the nationalization of assets.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood that problems will occur.

--------------------------------------------------------------------------------
12p AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

Interest Rate Risk
The risk of losses attributable to changes in interest rates. This term is generally associated with bond prices (when interest rates rise, bond prices fall). In general, the longer the maturity of a debt obligation, the higher its yield and the greater its sensitivity to changes in interest rates.

Market Risk
The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Sector/Concentration Risk
Investments that are concentrated in a particular issuer, geographic region, or sector will be more susceptible to changes in price (the more you diversify, the more you spread risk). For example, if the Fund concentrates its investments in banks, the value of these investments may be adversely affected by economic or regulatory developments in the banking industry.

PAST PERFORMANCE
The following bar chart and table indicate the risks and variability of investing in the Fund by showing how the Fund's performance varied for each full calendar year shown on the chart below.

How the Fund performed in the past does not indicate how the Fund will perform in the future.

AXP VP - Cash Management Fund Performance (based on calendar years)
(bar chart)

+3.27% +2.70%  +3.80  +5.45%   +4.23% +5.16%   +5.14%   +4.73%   +5.83% +3.74%
 1992   1993    1994   1995     1996   1997     1998     1999    2000    2001


During the period shown in the bar chart, the highest return for a calendar quarter was +1.49% (quarter ending September 2000) and the lowest return for a calendar quarter was +0.55% (quarter ending December 2001).

The Fund's year to date return as of Sept. 30, 2002 was +0.89%.


Average Annual Total Returns (as of Dec. 31, 2001)

                                                  1 year   5 years   10 years

AXP VP - Cash Management Fund                     +3.74%    +4.92%     +4.48%


This table shows total returns from hypothetical investments in shares of the Fund. The results do not reflect the expenses that apply to the subaccounts or the contracts. Inclusion of these charges would reduce total return for all periods shown.

For purposes of this calculation, information about the Fund assumes the deduction of applicable fund expenses and makes no adjustments for taxes that may have been paid on the reinvested income and capital gains.

Yield Information
For current 7-day yield information, call (800) 862-7919 option 3.

MANAGEMENT
Mary McQuillen is primarily responsible for the day-to-day operations of AXP Variable Portfolio - Cash Management Fund. She joined AEFC in 1987 as a senior analyst. She has managed this Fund since January 2002. She also serves as portfolio manager of AXP Cash Management Fund, IDS Life Series - Government Securities Portfolio and IDS Life Series - Money Market Portfolio. She also serves as portfolio manager and managing director of Institutional Fixed Income Money for American Express Trust Company and manages intermediate institutional accounts.

--------------------------------------------------------------------------------
13p AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

AXP Variable Portfolio - Diversified Equity Income Fund

GOAL
The Fund seeks to provide shareholders with a high level of current income and, as a secondary goal, steady growth of capital. Because any investment involves risk, achieving these goals cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests primarily in equity securities. Under normal market conditions, the Fund will invest at least 80% of its net assets in dividend-paying common and preferred stocks.

In pursuit of the Fund's goal, AEFC, the Fund's investment adviser, chooses equity investments by:

o   Identifying companies with moderate growth potential based on:

    o  effective management (considering overall performance); and

    o  financial strength.

o   Determining specific industry weightings within the following sectors:

    o  Consumer cyclical     o  Energy

    o  Consumer stable       o  Technology

    o  Financial             o  Industrial

o   Identifying stocks that are selling at low prices in relation to:

    o  current and projected earnings;

    o  current and projected dividends; and

    o  historic price levels.

In evaluating whether to sell a security, AEFC considers, among other factors, whether:


o   The security is overvalued relative to alternative investments.

o   The security has reached AEFC's price objective.

o   The company has met AEFC's earnings and/or growth expectations.

o The company or the security continues to meet the other standards described above.


During weak or declining markets, the Fund may invest more of its assets in money market securities or commercial paper. Although investing in these securities would serve primarily to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, AEFC may make frequent securities trades that could result in increased fees and expenses.

PRINCIPAL RISKS
Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

    Market Risk

    Issuer Risk

    Sector/Concentration Risk

    Style Risk

Market Risk
The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Issuer Risk
The risk that an issuer, or the value of its stocks or bonds, will perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

Sector/Concentration Risk
Investments that are concentrated in a particular issuer, geographic region, or sector will be more susceptible to changes in price (the more you diversify, the more you spread risk).

Style Risk
The Fund's management strategy will influence performance significantly. Securities in which the Fund invests could fall out of favor with the market, causing the Fund to underperform funds that invest primarily in other types of securities. If the manager's stock selection strategy does not perform as expected, the Fund could underperform its peers.

--------------------------------------------------------------------------------
14p AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

PAST PERFORMANCE
The following bar chart and table indicate the risks and variability of investing in the Fund by showing:

o how the Fund's performance varied for each full calendar year shown on the chart below, and

o how the Fund's average annual total returns compare to other recognized indexes.

How the Fund performed in the past does not indicate how the Fund will perform in the future.

AXP VP - Diversified Equity Income Fund Performance (based on calendar years) (bar chart)

                                                               -0.78% +2.14%
1992    1993   1994   1995    1996     1997    1998    1999     2000   2001


During the period shown in the bar chart, the highest return for a calendar quarter was +9.99% (quarter ending December 2001) and the lowest return for a calendar quarter was -11.70% (quarter ending September 2001).


The Fund's year to date return as of Sept. 30, 2002 was -26.01%.

Average Annual Total Returns (as of Dec. 31, 2001)

                                                  1 year      Since inception

AXP VP - Diversified Equity Income Fund           +2.14%            +2.64%(a)
Russell 1000(R) Value Index                       -5.59%            +2.85%(b)
Lipper Equity Income Funds Index                  -5.20%            +2.63%(b)

(a) Inception date was Sept. 15, 1999.


(b) Measurement period started Oct. 1, 1999.

This table shows total returns from a hypothetical investment in the Fund. Comparison index returns are for the same periods. The results do not reflect the expenses that apply to the subaccounts or the contracts. Inclusion of these charges would reduce total return for all periods shown.

For purposes of this calculation, information about the Fund assumes the deduction of applicable fund expenses and makes no adjustments for taxes that may have been paid on the reinvested income and capital gains.

Russell 1000 Value Index, an unmanaged index, measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

The Lipper Equity Income Funds Index, published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.


The securities included in the indexes may not be the same as those held by the Fund.


--------------------------------------------------------------------------------
15p AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

MANAGEMENT
Warren Spitz, senior portfolio manager, manages the day-to-day operations of AXP Variable Portfolio - Diversified Equity Income Fund. He joined AEFC in 2000 and has been in the investment industry since 1984. He began managing this Fund in November 2000. He also serves as portfolio manager of AXP Equity Value Fund, AXP Diversified Equity Income Fund, AXP Mid Cap Value Fund, IDS Life Series - Equity Income Portfolio, and IDS Life Series - Managed Portfolio. Prior to joining AEFC, he was a portfolio manager for Prudential Global Asset Management from 1987 to 2000. Mr. Spitz has a BS in economics from Allegheny College and an MBA in finance from the Wharton School, University of Pennsylvania.

OTHER SECURITIES AND INVESTMENT STRATEGIES

The Fund may invest in other securities and may employ other investment strategies that are not principal investment strategies. The Fund's policies permit investment in other instruments, such as foreign securities, convertible securities, debt obligations including bonds and commercial paper of any rating, and money market securities. Additionally, the Fund may utilize derivative instruments such as futures, options, and forward contracts to produce incremental earnings, to hedge existing positions, and to increase flexibility. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio manager is not required to use derivatives.


For more information on strategies and holdings, see the Fund's SAI and the annual and semiannual reports.

AXP Variable Portfolio - Emerging Markets Fund

GOAL
The Fund seeks to provide shareholders with long-term capital growth. Because any investment involves risk, achieving this goal cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests primarily in equity securities of companies in emerging market countries. Emerging markets are countries characterized as developing or emerging by either the World Bank or the United Nations. Under normal market conditions, at least 80% of the Fund's net assets will be invested in companies located in at least three different emerging market countries. Included within this 80% are the securities of companies that earn 50% or more of their total revenues from goods or services produced in emerging market countries or from sales made in emerging market countries.

The selection of geographic regions is the primary decision in building the investment portfolio.

In pursuit of the Fund's goal, AEFC, the Fund's investment adviser, chooses investments by:


o   Considering opportunities and risks within emerging market countries.

o Determining the percentage of assets to invest in a particular country based upon its economic outlook, political environment, and growth rate (the Fund may invest a significant portion of its assets in a particular country or region).

o   Identifying companies with:


    o  effective management;

    o  financial strength;

    o  prospects for growth and development; and

    o  high demand for their products or services.

o Identifying securities with sufficient liquidity in trading volume (however, AEFC may invest up to 10% of the Fund's net assets in illiquid securities).

o Buying securities of those companies AEFC considers to be industry market leaders offering the best opportunity for long-term growth.

In evaluating whether to sell a security, AEFC considers, among other factors, whether:


    o  The security is overvalued relative to alternative investments.

    o The company or the security continues to meet the standards described above.


Because the economies of emerging markets can change much more rapidly than that of the U.S., AEFC will focus on the risks associated with potential currency devaluations or sharp changes in monetary policy. If AEFC believes economic or political developments may result in lower share prices, it will attempt to reduce the investments in that country.

AEFC closely monitors the Fund's exposure to foreign currency fluctuations. From time to time, AEFC may purchase derivative instruments to hedge against currency fluctuations. Additionally, the Fund may utilize derivative instruments to produce incremental earnings and to increase flexibility.

During weak or declining markets, the Fund may invest more of its assets in money market securities. Although investing in these securities would serve primarily to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, AEFC may make frequent securities trades that could result in increased fees and expenses.

--------------------------------------------------------------------------------
16p AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

PRINCIPAL RISKS
This Fund is designed for long-term investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

    Market Risk

    Foreign/Emerging Markets Risk

    Issuer Risk

    Liquidity Risk

    Style Risk

    Sector/Concentration Risk

Market Risk
The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Foreign/Emerging Markets Risk
The following are all components of foreign/emerging markets risk:

Country risk includes the political, economic, and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood that problems will occur.

Emerging markets risk includes the dramatic pace of change (economic, social, and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

Issuer Risk
The risk that an issuer, or the value of its stocks or bonds, will perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

Liquidity Risk
Securities may be difficult or impossible to sell at the time that the Fund would like. The Fund may have to lower the selling price, sell other investments, or forego an investment opportunity.

Style Risk
The Fund purchases growth stocks based on the expectation that the companies will have strong growth in earnings. The price paid often reflects an expected rate of growth. If that growth fails to occur, the price of the stock may decline quickly.

Sector/Concentration Risk
Investments that are concentrated in a particular issuer, geographic region, or sector will be more susceptible to changes in price (the more you diversify, the more you spread risk).

--------------------------------------------------------------------------------
17p AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

PAST PERFORMANCE

The following bar chart and table indicate the risks and variability of investing in the Fund by showing:

o how the Fund's performance varied for each full calendar year shown on the chart below, and

o how the Fund's average annual total returns compare to other recognized indexes.

How the Fund performed in the past does not indicate how the Fund will perform in the future.


AXP VP - Emerging Markets Fund Performance (based on calendar years)
(bar chart)
                                                                      -1.38%
1992    1993     1994    1995   1996    1997   1998    1999    2000    2001


During the period shown in the bar chart, the highest return for a calendar quarter was +23.29% (quarter ending December 2001) and the lowest return for a calendar quarter was -18.48% (quarter ending September 2001).

The Fund's year to date return as of Sept. 30, 2002 was -11.65%.


Average Annual Total Returns (as of Dec. 31, 2001)

                                                  1 year      Since inception

AXP VP - Emerging Markets Fund                    -1.38%           -17.58%(a)
MSCI Emerging Markets Free Index                  -2.37%           -17.16%(b)
Lipper Emerging Markets Funds Index               -3.50%           -17.00%(b)

(a) Inception date was May 1, 2000.

(b) Measurement period started May 1, 2000.


This table shows total returns from a hypothetical investment in the Fund. Comparison index returns are for the same periods. The results do not reflect the expenses that apply to the subaccounts or the contracts. Inclusion of these charges would reduce total return for all periods shown.

For purposes of this calculation, information about the Fund assumes the deduction of applicable fund expenses and makes no adjustments for taxes that may have been paid on the reinvested income and capital gains.

Morgan Stanley Capital international (MSCI) Emerging Markets Free Index, an unmanaged market capitalization-weighted index, is compile from a composite of securities markets of 26 emerging markets countries. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.


The Lipper Emerging Markets Funds Index, published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.


The securities included in the indexes may not be the same as those held by the Fund.

MANAGEMENT
Julian A.S. Thompson manages the day-to-day operations of AXP Variable Portfolio
- Emerging Markets Fund. He joined AEFC in 1999. He also manages AXP Emerging Markets Fund. Prior to joining AEFC, from 1993 to 1999, he was an investment manager for Stewart Ivory, a Scottish investment company.


--------------------------------------------------------------------------------
18p AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

OTHER SECURITIES AND INVESTMENT STRATEGIES

The Fund may invest in other securities and may employ other investment strategies that are not principal investment strategies. The Fund's policies permit investment in other instruments, such as money market securities and debt securities. Additionally, the Fund may utilize derivative instruments such as futures, options, and forward contracts to produce incremental earnings, to hedge existing positions, and to increase flexibility. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio manager is not required to use derivatives.


For more information on strategies and holdings, see the Fund's SAI and the annual and semiannual reports.

AXP Variable Portfolio - Equity Select Fund

GOAL
The Fund seeks to provide shareholders with growth of capital. Because any investment involves risk, achieving this goal cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES
Under normal market conditions, the Fund will invest at least 80% of its net assets in equity securities. The Fund invests primarily in medium-sized companies and may also invest in small- and large-sized companies. The Fund may invest up to 25% of its total assets in foreign investments.

In pursuit of the Fund's goal, AEFC, the Fund's investment adviser, chooses equity investments by:

o    Identifying small, medium and large companies with:

     o  effective management;

     o  financial strength;

     o  growth potential; and

     o  competitive market position.

o Considering opportunities and risks by overall market conditions and industry outlook.

o Identifying sectors with growth potential and weighting purchases in those sectors more heavily.

In evaluating whether to sell a security, AEFC considers, among other factors, whether:


o    The security is overvalued relative to alternative investments.

o The security has reached AEFC's price objective (what AEFC considers to be fair market value).

o    The company has met AEFC's earnings and/or growth expectations.

o    Political,   economic,   or  other  events   could  affect  the   company's
     performance.

o The company or the security continues to meet the other standards described above.


During weak or declining markets or when growth opportunities are unavailable, the Fund may invest more of its assets in money market securities. Although investing in these securities would serve primarily to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, AEFC may make frequent securities trades that could result in increased fees and expenses.

PRINCIPAL RISKS
Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

    Market Risk

    Style Risk

    Small Company Risk

    Issuer Risk

Market Risk
The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Style Risk
The Fund purchases growth stocks based on the expectation that the companies will have strong growth in earnings. The price paid often reflects an expected rate of growth. If that growth fails to occur, the price of the stock may decline quickly.

Small Company Risk
Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. Additionally, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less than is typical of larger companies.

--------------------------------------------------------------------------------
19p AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

Issuer Risk
The risk that an issuer, or the value of its stocks or bonds, will perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors.

PAST PERFORMANCE

The bar chart and past performance table are not presented because the Fund has not had a full year of operations. The Fund began operations on May 1, 2001.


MANAGEMENT
Duncan J. Evered is primarily responsible for the day-to-day operations of AXP Variable Portfolio - Equity Select Fund.

He joined AEFC in 1994 as a senior analyst covering healthcare. He has been in the investment industry since 1984. He also serves as a portfolio manager for AXP Equity Select Fund and for institutional products focusing on small to mid-cap holdings. Mr. Evered has a BS degree from Stanford School of Business.

OTHER SECURITIES AND INVESTMENT STRATEGIES

The Fund may invest in other securities and may employ other investment strategies that are not principal investment strategies. The Fund's policies permit investment in other instruments, such as money market securities and debt obligations in the four highest ratings. Additionally, the Fund may utilize derivative instruments such as futures, options, and forward contracts to produce incremental earnings, to hedge existing positions, and to increase flexibility. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio manager is not required to use derivatives.


For more information on strategies and holdings, see the Fund's SAI and the annual and semiannual reports.

AXP Variable Portfolio - Extra Income Fund

GOAL
The Fund seeks to provide shareholders with high current income as its primary goal and, as its secondary goal, capital growth. Because any investment involves risk, achieving this goal cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES
Under normal market conditions, the Fund will invest at least 80% of its net assets in high-yielding, high risk corporate bonds (junk bonds). These bonds may be issued by U.S. and foreign companies and governments.

In pursuit of the Fund's goal, AEFC, the Fund's investment adviser, chooses investments by:

o   Reviewing interest rate and economic forecasts.

o   Identifying securities and /or companies that:

    o  have medium and low quality ratings;

    o have similar qualities, in AEFC's opinion, even though they are not rated or have been given a different rating by a rating agency;

    o  have growth potential;

    o  have the potential for capital appreciation through credit upgrades.

o Buying securities that are expected to outperform other securities on a risk-adjusted basis (i.e., after considering coupon, sinking fund provision, call protection, and quality). AEFC believes that credit selection is a primary concern and aggressively manages the Fund to earn a high total return.

In evaluating whether to sell a security, AEFC considers, among other factors, whether:


o   The interest rate or economic outlook changes.

o   A sector or industry is experiencing change.

o   A security's rating is changed.

o   The security is overvalued.

o   The company does not meet AEFC's performance expectations.

o   AEFC wishes to lock-in profits.

o   AEFC identifies a more attractive opportunity.

o The issuer or the security continues to meet the other standards described above.


During weak or declining markets, the Fund may invest more of its assets in money market securities. Although investing in these securities would serve primarily to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, AEFC may make frequent securities trades that could result in increased fees and expenses.

--------------------------------------------------------------------------------
20p AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

PRINCIPAL RISKS
This Fund is designed for long-term investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

    Market Risk

    Interest Rate Risk

    Credit Risk

    Issuer Risk

Market Risk
The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Interest Rate Risk
The risk of losses attributable to changes in interest rates. This term is generally associated with bond prices (when interest rates rise, bond prices fall). In general, the longer the maturity of a debt obligation, the higher its yield and the greater its sensitivity to changes in interest rates.

Credit Risk
The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation (such as payments due on a bond or a note). The price of junk bonds may react more to the ability of the issuing company to pay interest and principal when due than to changes in interest rates. Junk bonds have greater price fluctuations and are more likely to experience a default than investment-grade bonds.

Issuer Risk
The risk that an issuer, or the value of its stocks or bonds, will perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

PAST PERFORMANCE
The following bar chart and table indicate the risks and variability of investing in the Fund by showing:

o how the Fund's performance varied for each full calendar year shown on the chart below, and

o how the Fund's average annual total returns compare to other recognized indexes.

How the Fund performed in the past does not indicate how the Fund will perform in the future.

AXP VP - Extra Income Fund Performance (based on calendar years)
(bar chart)

                                      +13.37%  -4.41%  +6.24%  -9.31%  +4.93%
 1992    1993    1994    1995   1996   1997     1998    1999    2000    2001


During the period shown in the bar chart, the highest return for a calendar quarter was +5.87% (quarter ending September 1997) and the lowest return for a calendar quarter was -9.38% (quarter ending September 1998).

The Fund's year to date return as of Sept. 30, 2002 was -10.13%.


--------------------------------------------------------------------------------
21p AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

Average Annual Total Returns (as of Dec. 31, 2001)

                                         1 year      5 years    Since inception
AXP VP - Extra Income Fund               +4.93%       +1.84%        +2.63%(a)
Merrill Lynch High Yield Bond Index      +6.20%       +3.95%        +5.14%(b)
Lipper High Yield Funds Index            -1.04%       +1.15%        +2.61%(b)


(a) Inception date was May 1, 1996.

(b) Measurement period started May 1, 1996.

This table shows total returns from a hypothetical investment in the Fund. Comparison index returns are for the same periods. The results do not reflect the expenses that apply to the subaccounts or the contracts. Inclusion of these charges would reduce total return for all periods shown.

For purposes of this calculation, information about the Fund assumes the deduction of applicable fund expenses and makes no adjustments for taxes that may have been paid on the reinvested income and capital gains.


Merrill Lynch High Yield Bond Index, an unmanaged index, provides a broad-based measure of performance of the non-investment grade U.S. domestic bond market. The index currently captures close to $200 billion of the outstanding debt of domestic market issuers rated below investment grade but not in default. The index is "rule-based," which means there is a defined list of criteria that a bond must meet in order to qualify for inclusion in the index.


The Lipper High Yield Funds Index, published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

The securities included in the indexes may not be the same as those held by the Fund.

MANAGEMENT
Scott Schroepfer and Brian Lavin are primarily responsible for the day-to-day operations of AXP Variable Portfolio - Extra Income Fund.

Scott Schroepfer, senior portfolio manager, joined AEFC in 1990, and has managed the assets of the Fund since March 1999. He is also co-portfolio manager of AXP Extra Income Fund.

Brian Lavin became co-portfolio manager of the Fund in August 2001. Mr. Lavin had eight years of investment industry experience prior to joining AEFC as an analyst in April 1994, covering several industries including general industrials, financial services, publishing and health care. He also serves as co-portfolio manager of AXP Extra Income Fund.

OTHER SECURITIES AND INVESTMENT STRATEGIES

The Fund may invest in other securities and may employ other investment strategies that are not principal investment strategies. The Fund's policies permit investment in other instruments, such as money market securities, common stocks, preferred stocks and convertible securities. Additionally, the Fund may utilize derivative instruments such as futures, options, and forward contracts to produce incremental earnings, to hedge existing positions, and to increase flexibility. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio manager is not required to use derivatives.


For more information on strategies and holdings, see the Fund's SAI and the annual and semiannual reports.

--------------------------------------------------------------------------------
22p AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

AXP Variable Portfolio - Federal Income Fund

GOAL
The Fund seeks to provide shareholders with a high level of current income and safety of principal consistent with an investment in U.S. government and government agency securities. Because any investment involves risk, achieving this goal cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests primarily in debt obligations. Under normal market conditions, at least 80% of the Fund's net assets are invested in securities issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities. Although the Fund may invest in any U.S. government securities, it is anticipated that U.S. government securities representing part ownership in pools of mortgage loans (mortgage-backed securities) will comprise a large percentage of the Fund's investments. The Fund will utilize forward sale commitments for hedging purposes. Additionally, the Fund will aggressively utilize derivative instruments and when-issued securities to produce incremental earnings, to hedge existing positions, and to increase flexibility. The Fund's potential losses from the use of these instruments could extend beyond its initial investment.

In pursuit of the Fund's goal, AEFC, the Fund's investment adviser, chooses investments by:

o   Reviewing credit characteristics and the interest rate outlook.

o   Identifying and buying securities that:

    o are high quality or have similar qualities, in AEFC's opinion, even though they are not rated or have been given a lower rating by a rating agency; and

    o  have short or intermediate-term maturities.

In evaluating whether to sell a security, AEFC considers, among other factors, whether:


o   The interest rate or economic outlook changes.

o   The security is overvalued relative to alternative investments.

o   AEFC wishes to lock-in profits.

o   AEFC identifies a more attractive opportunity.

o The issuer or the security continues to meet the other standards described above.


During weak or declining markets, the Fund may invest more of its assets in money market securities. Although investing in these securities would serve primarily to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, AEFC may make frequent securities trades that could result in increased fees and expenses. Additionally, the Fund's portfolio turnover may be affected by short-term investment strategies. High portfolio turnover could result in increases in transaction costs and may result in realized capital gains that would be taxable distributions to shareholders.

PRINCIPAL RISKS
Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

    Market Risk

    Correlation Risk

    Interest Rate Risk


    Call/Prepayment Risk

    Credit Risk


Market Risk
The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Correlation Risk
The risk that a given transaction may fail to achieve its objectives due to an imperfect relationship between markets. Certain investments may react more negatively than others in response to changing market conditions.

Interest Rate Risk
The risk of losses attributable to changes in interest rates. This term is generally associated with bond prices (when interest rates rise, bond prices fall). In general, the longer the maturity of a debt obligation, the higher its yield and the greater its sensitivity to changes in interest rates.

Call/Prepayment Risk
The risk that a bond or other security might be called (or otherwise converted, prepaid, or redeemed) before maturity. This type of risk is closely related to reinvestment risk, which is the risk that an investor will not be able to reinvest income or principal at the same rate it currently is earning.

--------------------------------------------------------------------------------
23p AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

Credit Risk
The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation (such as payments due on a bond or a note).


PAST PERFORMANCE
The following bar chart and table indicate the risks and variability of investing in the Fund by showing:

o how the Fund's performance varied for each full calendar year shown on the chart below, and

o how the Fund's average annual total returns compare to other recognized indexes.

How the Fund performed in the past does not indicate how the Fund will perform in the future.

AXP VP - Federal Income Fund Performance (based on calendar years)
(bar chart)

                                                                +8.47%  +6.29%
1992   1993    1994     1995    1996    1997    1998     1999    2000    2001


During the period shown in the bar chart, the highest return for a calendar quarter was +3.25% (quarter ending December 2000) and the lowest return for a calendar quarter was +0.11% (quarter ending December 2001).

The Fund's year to date return as of Sept. 30, 2002 was +4.87%.


Average Annual Total Returns (as of Dec. 31, 2001)

                                                     1 year   Since inception

AXP VP - Federal Income Fund                         +6.29%         +6.61%(a)
Lehman Brothers Aggregate Bond Index                 +8.44%         +8.80%(b)
Lipper Short U.S. Government Funds Index             +7.11%         +6.94%(b)
Merrill Lynch 1-3 Year U.S. Government Index         +8.30%         +7.50%(b)


(a) Inception date was Sept. 15, 1999.

(b) Measurement period started Oct. 1, 1999.

This table shows total returns from a hypothetical investment in the Fund. Comparison index returns are for the same periods. The results do not reflect the expenses that apply to the subaccounts or the contracts. Inclusion of these charges would reduce total return for all periods shown.

For purposes of this calculation, information about the Fund assumes the deduction of applicable fund expenses and makes no adjustments for taxes that may have been paid on the reinvested income and capital gains.

Lehman Brothers Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the securities used to create the index may not be representative of the bonds held in the Fund.

The Lipper Short U.S. Government Funds Index, published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

--------------------------------------------------------------------------------
24p AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

Merrill Lynch 1-3 Year U.S. Government Index, an unmanaged index, is made up of a representative list of government bonds. The index is frequently used as a general measure of government bond performance. However, the securities used to create the index may not be representative of the bonds held in the Fund.

The securities included in the indexes may not be the same as those held by the Fund.

MANAGEMENT
Scott Kirby manages the day-to-day operations of AXP Variable Portfolio - Federal Income Fund. He became portfolio manager of the Fund in January 2001. He joined AEFC in 1987 as a fixed income trader. He also serves as portfolio manager of AXP Federal Income Fund.

OTHER SECURITIES AND INVESTMENT STRATEGIES

The Fund may invest in other securities and may employ other investment strategies that are not principal investment strategies. The Fund's policies permit investment in other instruments, such as money market securities and investment grade non-governmental debt obligations. Additionally, the Fund may utilize derivative instruments such as futures, options, and forward contracts to produce incremental earnings, to hedge existing positions, and to increase flexibility. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio manager is not required to use derivatives.


For more information on strategies and holdings, see the Fund's SAI and the annual and semiannual reports.

AXP Variable Portfolio - Global Bond Fund

GOAL
The Fund seeks to provide shareholders with high total return through income and growth of capital. Because any investment involves risk, achieving this goal cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES
The Fund is a non-diversified mutual fund that invests primarily in debt obligations of U.S. and foreign issuers. Under normal market conditions, at least 80% of the Fund's net assets will be invested in investment-grade corporate or government debt obligations including money market instruments of issuers located in at least three different countries. Although the Fund emphasizes high- and medium-quality debt securities, it will assume some credit risk to achieve higher dividends and/or capital appreciation (by buying junk bonds).

In pursuit of the Fund's goal, AEFC, the Fund's investment adviser, chooses investments by:

o   Considering opportunities and risks by credit rating and currency.

o   Identifying investment-grade U.S. and foreign bonds.

o   Identifying below investment-grade U.S. and foreign bonds (junk bonds).

o Identifying bonds that can take advantage of currency movements and interest rate differences among nations.

In evaluating whether to sell a security, AEFC considers, among other factors, whether:


o   The security is overvalued.

o   The security continues to meet the standards described above.


AEFC closely monitors the Fund's exposure to foreign currency fluctuations. From time to time, AEFC may purchase derivative instruments such as futures, options and forward contracts to hedge against currency fluctuations.

During weak or declining markets, the Fund may invest more of its assets in money market securities. Although investing in these securities would serve primarily to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, AEFC may make frequent securities trades that could result in increased fees and expenses.

PRINCIPAL RISKS
Please remember that with any mutual fund investment you may lose money. In addition, since the Fund is a non-diversified mutual fund, it may concentrate its investments in securities of fewer issuers than would a diversified fund. Accordingly, the Fund may have more risk than mutual funds that have broader diversification. Principal risks associated with an investment in the Fund include:

    Interest Rate Risk

    Foreign/Emerging Markets Risk

    Credit Risk

    Liquidity Risk


Interest Rate Risk

The risk of losses attributable to changes in interest rates. This term is generally associated with bond prices (when interest rates rise, bond prices fall). In general, the longer the maturity of a debt obligation, the higher its yield and the greater its sensitivity to changes in interest rates.

--------------------------------------------------------------------------------
25p AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

Foreign/Emerging Markets Risk
The following are all components of foreign/emerging markets risk:

Country risk includes the political, economic and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing and financial reporting standards), the possibility of government-imposed restrictions and even the nationalization of assets.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood that problems will occur.

Emerging markets risk includes the dramatic pace of change (economic, social and political) in emerging market countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners and hostile relations with neighboring countries.


Credit Risk
The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation (such as payments due on a bond or a note). The price of junk bonds may react more to the ability of the issuing company to pay interest and principal when due than to changes in interest rates. They have greater price fluctuations and are more likely to experience a default.

Liquidity Risk

Securities may be difficult or impossible to sell at the time that the Fund would like. The Fund may have to lower the selling price, sell other investments, or forego an investment opportunity.


PAST PERFORMANCE

The following bar chart and table indicate the risks and variability of investing in the Fund by showing:

o how the Fund's performance varied for each full calendar year shown on the chart below, and

o how the Fund's average annual total returns compare to other recognized indexes.

How the Fund performed in the past does not indicate how the Fund will perform in the future.

AXP VP - Global Bond Fund Performance (based on calendar years)
(bar chart)

                                      +3.83%   +8.05%  -4.40%   +3.24%   +1.34%
1992    1993    1994    1995   1996    1997     1998    1999     2000     2001


During the period shown in the bar chart, the highest return for a calendar quarter was +5.82% (quarter ending September 2001) and the lowest return for a calendar quarter was -2.94% (quarter ending March 1997).

The Fund's year to date return as of Sept. 30, 2002 was +9.79%.


--------------------------------------------------------------------------------
26p AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

Average Annual Total Returns (as of Dec. 31, 2001)

                                      1 year         5 years    Since inception
AXP VP - Global Bond Fund             +1.34%          +2.33%        +3.44%(a)
Salomon Smith Barney World
Government Bond Index                 -0.99%          +2.16%        +2.96%(b)
Lipper Global Income Funds Index      +2.50%          +2.73%        +4.08%(b)


(a) Inception date was May 1, 1996.

(b) Measurement period started May 1, 1996.

This table shows total returns from a hypothetical investment in the Fund. Comparison index returns are for the same periods. The results do not reflect the expenses that apply to the subaccounts or the contracts. Inclusion of these charges would reduce total return for all periods shown.

For purposes of this calculation, information about the Fund assumes the deduction of applicable fund expenses and makes no adjustments for taxes that may have been paid on the reinvested income and capital gains.

Salomon Smith Barney World Government Bond Index, an unmanaged market capitalization weighted benchmark, tracks the performance of the 17 government bond markets around the world. It is widely recognized by investors as a measurement index for portfolios of government bond securities. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

The Lipper Global Income Funds Index, published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

The securities included in the indexes may not be the same as those held by the Fund.


MANAGEMENT

Nicholas Pifer is primarily responsible for the day-to-day operation of AXP Variable Portfolio - Global Bond Fund. He joined AEFC in 2000. He also serves as portfolio manager of AXP Global Bond Fund. From 1997 to 2000, Mr. Pifer worked at Investment Advisers, Inc. where he served as vice president and fixed income portfolio manager. Prior to that he was a trader analyst and manager of the foreign exchange trading desk at the Federal Reserve Bank of New York.

OTHER SECURITIES AND INVESTMENT STRATEGIES

The Fund may invest in other securities and may employ other investment strategies that are not principal investment strategies. The Fund's policies permit investment in other instruments, such as preferred stocks and convertible securities. Additionally, the Fund may utilize derivative instruments such as futures, options, and forward contracts to produce incremental earnings, to hedge existing positions, and to increase flexibility. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio manager is not required to use derivatives.


For more information on strategies and holdings, see the Fund's SAI and the annual and semiannual reports.

AXP Variable Portfolio - Growth Fund

GOAL
The Fund seeks to provide shareholders with long-term capital growth. Because any investment involves risk, achieving this goal cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests primarily in common stocks and securities convertible into common stocks that appear to offer growth opportunities. These growth opportunities could result from new management, market developments, or technological superiority. The Fund may invest up to 25% of its total assets in foreign investments.

In pursuit of the Fund's goal, AEFC, the Fund's investment adviser, chooses investments by identifying companies that AEFC believes have above-average long-term growth potential based on:

o   effective management;

o   financial strength;

o   competitive market or product position; and

o   technological advantage relative to other companies.

--------------------------------------------------------------------------------
27p AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

In evaluating whether to sell a security, AEFC considers, among other factors, whether:


o    The company has met AEFC's earnings and/or growth expectations.

o Political, economic, or other events could affect the company's or the security's performance.

o    AEFC identifies a more attractive investment opportunity.

o    The company continues to meet the other standards described above.


During weak or declining markets, the Fund may invest more of its assets in money market securities. Although investing in these securities would serve primarily to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, AEFC may make frequent securities trades that could result in increased fees and expenses.

PRINCIPAL RISKS
This Fund is designed for investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

    Market Risk

    Issuer Risk

    Style Risk

    Foreign Risk

Market Risk
The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Issuer Risk
The risk that an issuer, or the value of its stocks or bonds, will perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

Style Risk
The Fund purchases growth stocks based on the expectation that the companies will have strong growth in earnings. The price paid often reflects an expected rate of growth. If that growth fails to occur, the price of the stock may decline significantly and quickly.

Foreign Risk
The following are all components of foreign risk:

Country risk includes the political, economic and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing and financial reporting standards), the possibility of government-imposed restrictions and even the nationalization of assets.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood that problems will occur.

--------------------------------------------------------------------------------
28p AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

PAST PERFORMANCE
The following bar chart and table indicate the risks and variability of investing in the Fund by showing:

o how the Fund's performance varied for each full calendar year shown on the chart below, and

o how the Fund's average annual total returns compare to other recognized indexes.

How the Fund performed in the past does not indicate how the Fund will perform in the future.

AXP VP - Growth Fund Performance (based on calendar years)
(bar chart)

                                                              -19.30%  -30.95%
1992   1993    1994    1995    1996    1997    1998    1999     2000     2001


During the period shown in the bar chart, the highest return for a calendar quarter was +18.16% (quarter ending December 2001) and the lowest return for a calendar quarter was -28.79% (quarter ending September 2001).

The Fund's year to date return as of Sept. 30, 2002 was -30.26%.


Average Annual Total Returns (as of Dec. 31, 2001)

                                               1 year            Since inception

AXP VP - Growth Fund                          -30.95%              -16.01%(a)
Russell 1000(R) Growth Index                  -20.42%              -10.84%(b)
Lipper Large-Cap Growth Funds Index           -23.87%              -11.09%(b)

(a) Inception date was Sept. 15, 1999.


(b) Measurement period started Oct. 1, 1999.

This table shows total returns from a hypothetical investment in the Fund. Comparison index returns are for the same periods. The results do not reflect the expenses that apply to the subaccounts or the contracts. Inclusion of these charges would reduce total return for all periods shown.

For purposes of this calculation, information about the Fund assumes the deduction of applicable fund expenses and makes no adjustments for taxes that may have been paid on the reinvested income and capital gains.

The Russell 1000(R) Growth Index, an unmanaged index, measures the performance of those companies among the 1,000 largest companies included in the Russell(R) 3000 Index with higher price-to-book ratios and higher forecasted growth values.


The Lipper Large-Cap Growth Funds Index, published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

The securities included in the indexes may not be the same as those held by the Fund.


--------------------------------------------------------------------------------
29p AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

MANAGEMENT
Nick Thakore is primarily responsible for the day-to-day operations of AXP Variable Portfolio - Growth Fund. He has been managing the assets of this Fund since April 2002. He joined AEFC in February 2002. He also serves as portfolio manager for AXP(R) Growth Fund. Prior to joining AEFC, he worked as an analyst and portfolio manager at Fidelity Investments where he managed the Fidelity Fund and was a member of the team that managed several other fund. Mr. Thakore holds a BA degree from University of Michigan and an MBA degree from Wharton School of University Pennsylvania.

OTHER SECURITIES AND INVESTMENT STRATEGIES

The Fund may invest in other securities and may employ other investment strategies that are not principal investment strategies. The Fund's policies permit investment in other instruments, such as money market securities, preferred stocks, investment grade debt obligations, and convertible securities. Additionally, the Fund may utilize derivative instruments such as futures, options, and forward contracts to produce incremental earnings, to hedge existing positions, and to increase flexibility. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio manager is not required to use derivatives.


For more information on strategies and holdings, see the Fund's SAI and the annual and semiannual reports.

AXP Variable Portfolio - International Fund

GOAL
The Fund seeks to provide shareholders with capital appreciation. Because any investment involves risk, achieving this goal cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests primarily in equity securities of foreign issuers that offer strong growth potential. The Fund may invest in developed and in emerging markets.

The selection of geographic regions is the primary decision in building the investment portfolio. The percentage of the Fund's total assets invested in particular countries or regions will change according to their political stability and economic condition.

In pursuit of the Fund's goal, AEFC, the Fund's investment adviser, chooses investments by:

o   Considering opportunities and risks within regions or countries.

o   Identifying sectors or companies with strong growth potential.

o Selecting stocks of large companies that AEFC believes have the following fundamental strengths:

    o  financial strength;

    o  high demand for their products or services; and

    o  effective management.

o Identifying securities with sufficient liquidity in trading volume (however, AEFC may invest up to 10% of the Fund's net assets in illiquid securities).

AEFC decides how much to invest in various countries and local currencies, and then buys securities that offer the best opportunity for long-term growth.

In evaluating whether to sell a security, AEFC considers, among other factors, whether:


o   The security is overvalued.

o   The security has reached AEFC's price objective.

o   The company or the security continues to meet the standards described above.

o   The region or country is undergoing political, economic, or other change.


AEFC closely monitors the Fund's exposure to foreign currency fluctuations. From time to time, AEFC may purchase derivative instruments to hedge against currency fluctuations.

During weak or declining markets or when growth opportunities are unavailable, the Fund may invest more of its assets in money market securities. Investments in U.S. issuers generally will constitute less than 20% of the Fund's total assets. If, however, investments in foreign securities appear to be relatively unattractive in AEFC's judgment, as a temporary defensive strategy, the Fund may invest any portion of its assets in securities of U.S. issuers appearing to offer opportunities for superior growth. Although investing in these securities would serve primarily to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, AEFC may make frequent securities trades that could result in increased fees and expenses.

--------------------------------------------------------------------------------
30p AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

PRINCIPAL RISKS
This Fund is designed for long-term investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

    Market Risk

    Foreign/Emerging Markets Risk

    Issuer Risk

    Liquidity Risk

    Style Risk

Market Risk
The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Foreign/Emerging Markets Risk
The following are all components of foreign/emerging markets risk:

Country risk includes the political, economic and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood that problems will occur.

Emerging markets risk includes the dramatic pace of change (economic, social and political) in emerging market countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners and hostile relations with neighboring countries.

Issuer Risk
The risk that an issuer, or the value of its stocks or bonds, will perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

Liquidity Risk
Securities may be difficult or impossible to sell at the time that the Fund would like. The Fund may have to lower the selling price, sell other investments or forego an investment opportunity.

Style Risk
The Fund purchases growth stocks based on the expectation that the companies will have strong growth in earnings. The price paid often reflects an expected rate of growth. If that growth fails to occur, the price of the stock may decline quickly.

--------------------------------------------------------------------------------
31p AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

PAST PERFORMANCE
The following bar chart and table indicate the risks and variability of investing in the Fund by showing:

o how the Fund's performance varied for each full calendar year shown on the chart below, and

o how the Fund's average annual total returns compare to other recognized indexes.

How the Fund performed in the past does not indicate how the Fund will perform in the future.

AXP VP - International Fund Performance (based on calendar years)
(bar chart)

      +32.79%  -1.66%  +11.33% +9.03%  +2.73%  +15.82%  +45.63%  -24.93% -28.69%
1992   1993     1994    1995    1996    1997    1998     1999     2000     2001


During the period shown in the bar chart, the highest return for a calendar quarter was +31.82% (quarter ending December 1999) and the lowest return for a calendar quarter was -20.29% (quarter ending March 2001).

The Fund's year to date return as of Sept. 30, 2002 was -22.42%.


Average Annual Total Returns (as of Dec. 31, 2001)

                                      1 year        5 years   Since inception

AXP VP - International Fund          -28.69%         -1.49%         +3.81%(a)
MSCI EAFE Index                      -21.21%         +1.17%         +5.03%(b)
Lipper International Funds Index     -19.33%         +2.76%         +6.61%(b)


(a) Inception date was Jan. 13, 1992.

(b) Measurement period started Feb. 1, 1992.

This table shows total returns from a hypothetical investment in the Fund. Comparison index returns are for the same periods. The results do not reflect the expenses that apply to the subaccounts or the contracts. Inclusion of these charges would reduce total return for all periods shown.

For purposes of this calculation, information about the Fund assumes the deduction of applicable fund expenses and makes no adjustments for taxes that may have been paid on the reinvested income and capital gains.

Morgan Stanley Capital International EAFE Index (MSCI EAFE Index), an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

The Lipper International Funds Index, published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

The securities included in the indexes may not be the same as those held by the Fund.

--------------------------------------------------------------------------------
32p AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

MANAGEMENT

Mark Burgess and Richard Falle are primarily responsible for the day-to-day operations of AXP Variable Portfolio - International Fund. Mark Burgess, co-portfolio manager of the Fund since February 2002, joined American Express Asset Management International Inc. (AEAMI) in August 2001 as Deputy Chief Investment Officer. Since May 2002, he serves as Chief Investment Officer of AEAMI. He serves as portfolio manager of World Growth Portfolio and IDS Life Series - International Equity Portfolio. He also serves as co-portfolio manager of AXP European Equity Fund, AXP Global Balanced Fund, AXP Managed Allocation Fund and AXP International Fund. Prior to joining AEAMI, he was Global Chief Investment Officer for Colonial First State, Australia's largest fund manager, from 1998 to 2000, and Chief Investment Officer for Australia and Asia for the Colonial Group (Australia) from 1995 to 1998. Mr. Burgess holds a Bachelor Degree of Commerce - Honors degree from Melbourne University, specializing in economics and accounting.

Richard Falle, co-portfolio manager of the Fund since September 2002, joined the American Express Asset Management European team in 1997. He is also co-portfolio manager of AXP European Equity Fund and AXP International Fund. Richard has been in the industry for nine years. He began working as an investment analyst covering European Financial stocks at Merrill Lynch Investment Management in 1993. Mr. Falle graduated in 1991 with a B.Sc. in economics from Bristol University.


OTHER SECURITIES AND INVESTMENT STRATEGIES

The Fund may invest in other securities and may employ other investment strategies that are not principal investment strategies. The Fund's policies permit investment in other instruments, such as money market securities, preferred stocks, convertible securities, and debt securities of any rating. Additionally, the Fund may utilize derivative instruments such as futures, options, and forward contracts to produce incremental earnings, to hedge existing positions, and to increase flexibility. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio manager is not required to use derivatives.


For more information on strategies and holdings, see the Fund's SAI and the annual and semiannual reports.

AXP Variable Portfolio - Managed Fund

GOAL
The Fund seeks maximum total investment return through a combination of capital growth and current income. Because any investment involves risk, achieving this goal cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests primarily in a combination of equity and debt securities. It will invest in a combination of common and preferred stocks, convertible securities, bonds and other debt securities. Under normal market conditions, at least 50% of the Fund's total assets are invested in common stocks. Although the Fund emphasizes high- and medium-quality securities for the debt portion of its portfolio, it will assume some credit risk to achieve higher dividends and/or capital appreciation (by buying lower-quality bonds). The Fund may invest up to 25% of its total assets in foreign investments.

In pursuit of the Fund's goal, AEFC, the Fund's investment adviser, chooses equity investments by:

o Considering opportunities and risks by reviewing overall market conditions and industry outlook.

o Focusing on large companies that are attractively valued relative to history, peers or the market overall (by using such measures as price-to-earnings, price-to-book, price-to-cash flow and price-to-sales).

o   Selecting companies it believes are positioned to benefit from:

    o  anticipated industry changes or current dynamics;

    o  competitive market position;

    o  improving financial performance;

    o  anticipated earnings growth; or

    o  future valuation increases.

In evaluating whether to sell a security, AEFC considers, among other factors, whether:


o   The interest rate or economic outlook changes.

o   The security is overvalued.

o The issuer's credit quality declines or AEFC expects a decline (the Fund may continue to own securities that are down-graded until AEFC believes it is advantageous to sell).

o   The security has reached AEFC's price objective.

o   AEFC identifies a more attractive opportunity.

During weak or declining markets, the Fund may invest more of its assets in money market securities. Although investing in these securities would serve primarily to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, AEFC may make frequent securities trades that could result in increased fees and expenses.

--------------------------------------------------------------------------------
33p AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

PRINCIPAL RISKS
Please remember that with any investment you may lose money. Principal risks associated with an investment in the Fund include:

    Market Risk

    Interest Rate Risk

    Credit Risk

    Foreign Risk

    Issuer Risk

    Liquidity Risk

Market Risk
The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Interest Rate Risk
The risk of losses attributable to changes in interest rates. This term is generally associated with bond prices (when interest rates rise, bond prices fall). In general, the longer the maturity of a debt obligation, the higher its yield and the greater its sensitivity to changes in interest rates.

Credit Risk
The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation (such as payments due on a bond or a note). The price of junk bonds may react more to the ability of the issuing company to pay interest and principal when due than to changes in interest rates. They have greater price fluctuations and are more likely to experience a default.

Foreign Risk
The following are all components of foreign risk:

Country risk includes the political, economic and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing and financial reporting standards), the possibility of government-imposed restrictions and even the nationalization of assets.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood that problems will occur.

Issuer Risk
The risk that an issuer, or the value of its stocks or bonds, will perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

Liquidity Risk
Securities may be difficult or impossible to sell at the time that the Fund would like. The Fund may have to lower the selling price, sell other investments or forego an investment opportunity.

--------------------------------------------------------------------------------
34p AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

PAST PERFORMANCE
The following bar chart and table indicate the risks and variability of investing in the Fund by showing:

o how the Fund's performance varied for each full calendar year shown on the chart below, and


o how the Fund's average annual total returns compare to other recognized indexes.


How the Fund performed in the past does not indicate how the Fund will perform in the future.

AXP VP - Managed Fund Performance (based on calendar years)
(bar chart)

+7.53% +12.33% -4.52%  +24.21% +16.20% +19.50%  +15.80%  +14.84% -2.31% -10.59%
 1992   1993    1994    1995    1996    1997     1998     1999    2000    2001


During the period shown in the bar chart, the highest return for a calendar quarter was +15.66% (quarter ending December 1998) and the lowest return for a calendar quarter was -12.37% (quarter ending September 2001).


The Fund's year to date return as of Sept. 30, 2002 was -18.12%.

Average Annual Total Returns (as of Dec. 31, 2001)

                                           1 year      5 years       10 years

AXP VP - Managed Fund                     -10.59%       +6.78%         +8.74%
S&P 500 Index                             -11.89%      +10.70%        +12.94%
Lipper Flexible Portfolio Funds Index      -7.21%       +6.88%         +8.59%


This table shows total returns from a hypothetical investment in the Fund. Comparison index returns are for the same periods. The results do not reflect the expenses that apply to the subaccounts or the contracts. Inclusion of these charges would reduce total return for all periods shown.

For purposes of this calculation, information about the Fund assumes the deduction of applicable fund expenses and makes no adjustments for taxes that may have been paid on the reinvested income and capital gains.


The S&P 500 Index, an unmanaged index of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. The S&P 500 Index companies may be generally larger than those in which the Fund invests.

The Lipper Flexible Portfolio Funds Index, published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.


The securities included in the index may not be the same as those held by the Fund.

MANAGEMENT
Robert Ewing and David Kuplic are primarily responsible for the day-to-day operations of AXP Variable Portfolio - Managed Fund. Robert Ewing, co-portfolio manager of the Fund since April 2002, joined AEFC in February 2002. He also serves as portfolio manager of the equity portion of AXP Mutual. Prior to joining AEFC, he worked as an analyst and portfolio manager at Fidelity Investments where he managed the Fidelity Balanced Fund and was a member of the team that managed several other funds. Robert has a BS in Finance and Economics from Boston College Carroll School of Management - Honors Program. Robert was also awarded a CFA designation.

David Kuplic, vice president and senior portfolio manager, joined AEFC in 1990 as a fixed income analyst. He began managing the fixed income portfolio of this Fund in September 1999.

--------------------------------------------------------------------------------
35p AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

OTHER SECURITIES AND INVESTMENT STRATEGIES

The Fund may invest in other securities and may employ other investment strategies that are not principal investment strategies. The Fund's policies permit investment in other instruments, such as preferred stocks and convertible securities. Additionally, the Fund may utilize derivative instruments such as futures, options, and forward contracts to produce incremental earnings, to hedge existing positions, and to increase flexibility. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio manager is not required to use derivatives.


For more information on strategies and holdings, see the Fund's SAI and the annual and semiannual reports.

AXP Variable Portfolio - New Dimensions Fund

GOAL
The Fund seeks to provide shareholders with long-term growth of capital. Because any investment involves risk, achieving this goal cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests primarily in common stocks showing potential for significant growth.

These companies often operate in areas where dynamic economic and technological changes are occurring. The Fund may invest up to 30% of its total assets in foreign investments.

In pursuit of the Fund's goal, AEFC, the Fund's investment adviser, chooses investments by identifying companies that AEFC believes have above-average long-term growth potential based on:

    o  effective management;

    o  financial strength; and

    o  competitive market position.

o Considering opportunities and risks by reviewing interest rate and economic forecasts both domestically and abroad.

In evaluating whether to sell a security, AEFC considers, among other factors, whether:


o   The security is overvalued relative to alternative investments.

o   The company has met AEFC's earnings and/or growth expectations.

o   Political, economic, or other events could affect the company's performance.

o   AEFC wishes to minimize potential losses (i.e., in a market down-turn).

o   AEFC identifies a more attractive opportunity.

During weak or declining markets the Fund may invest more of its assets in money market securities. Although investing in these securities would serve primarily to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, AEFC may make frequent securities trades that could result in increased fees and expenses.

PRINCIPAL RISKS
This Fund is designed for investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

    Market Risk

    Style Risk

    Issuer Risk

    Foreign Risk

Market Risk
The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Style Risk
The Fund purchases growth stocks based on the expectation that the companies will have strong growth in earnings. The price paid often reflects an expected rate of growth. If that growth fails to occur, the price of the stock may decline quickly.

Issuer Risk
The risk that an issuer, or the value of its stocks or bonds, will perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

--------------------------------------------------------------------------------
36p AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

Foreign Risk
The following are all components of foreign risk:

Country risk includes the political, economic and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing and financial reporting standards), the possibility of government-imposed restrictions and even the nationalization of assets.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood that problems will occur.

PAST PERFORMANCE
The following bar chart and table indicate the risks and variability of investing in the Fund by showing:

o how the Fund's performance varied for each full calendar year shown on the chart below, and

o how the Fund's average annual total returns compare to other recognized indexes.

How the Fund performed in the past does not indicate how the Fund will perform in the future.

AXP VP - New Dimensions Fund Performance (based on calendar years)
(bar chart)

                                      +24.37%  +28.64%  +32.00%  -9.08%  -16.71%
1992   1993   1994    1995    1996     1997     1998     1999     2000    2001


During the period shown in the bar chart, the highest return for a calendar quarter was +24.72% (quarter ending December 1998) and the lowest return for a calendar quarter was -16.64% (quarter ending March 2001).

The Fund's year to date return as of Sept. 30, 2002 was -26.01%.


Average Annual Total Returns (as of Dec. 31, 2001)

                                         1 year     5 years   Since inception
AXP VP - New Dimensions Fund            -16.71%      +9.85%        +10.77%(a)
S&P 500 Index                           -11.89%     +10.70%        +12.12%(b)
Lipper Large-Cap Growth Funds Index     -23.87%      +7.50%         +8.71%(b)


(a) Inception date was May 1, 1996.

(b) Measurement period started May 1, 1996.

This table shows total returns from a hypothetical investment in the Fund. Comparison index returns are for the same periods. The results do not reflect the expenses that apply to the subaccounts or the contracts. Inclusion of these charges would reduce total return for all periods shown.

For purposes of this calculation, information about the Fund assumes the deduction of applicable fund expenses and makes no adjustments for taxes that may have been paid on the reinvested income and capital gains.

--------------------------------------------------------------------------------
37p AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

The S&P 500 Index, an unmanaged index of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. The S&P 500 Index companies may be generally larger than those in which the Fund invests.

The Lipper Large-Cap Growth Funds Index, published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.


The securities included in the indexes may not be the same as those held by the Fund.

MANAGEMENT
Gordon Fines, vice president and senior portfolio manager, is primarily responsible for the day-to-day operations of AXP VP - New Dimensions Fund. He joined AEFC in 1981. He has been in the investment industry since 1967. He serves as portfolio manager of AXP New Dimensions Fund, AXP Growth Dimensions Fund and he leads the growth team for AEFC.

OTHER SECURITIES AND INVESTMENT STRATEGIES

The Fund may invest in other securities and may employ other investment strategies that are not principal investment strategies. The Fund's policies permit investment in other instruments, such as money market securities, preferred stocks, convertible securities, and debt securities of any rating. Additionally, the Fund may utilize derivative instruments such as futures, options, and forward contracts to produce incremental earnings, to hedge existing positions, and to increase flexibility. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio manager is not required to use derivatives.


For more information on strategies and holdings, see the Fund's SAI and the annual and semiannual reports.

AXP Variable Portfolio - Partners Small Cap Value Fund

GOAL
The Fund seeks to provide shareholders with long-term capital appreciation. Because any investment involves risk, achieving this goal cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES
The Fund is a non-diversified mutual fund that invests primarily in equity securities. Under normal market conditions, at least 80% of the Fund's net assets are invested in small capitalization companies with market capitalization of less than $2 billion, which also includes micro capitalization companies with market capitalization of less than $400 million, at the time of investment.

AEFC serves as the investment manager to the Fund and is responsible for the Fund's overall administration, distribution and oversight of the subadvisers. AEFC has selected three independent asset managers, Royce & Associates, LLC (Royce), Third Avenue Management LLC (Third Avenue), and National City Investment Management Company (National City) (the Subadvisers), to subadvise the Fund. Each of the Subadvisers acts independently of the other and uses its own methodology for selecting investments. Each of the Subadvisers employs an active investment strategy that focuses on small companies in an attempt to take advantage of what are believed to be undervalued securities.

In selecting investments for the Fund, each of the Subadvisers looks for well-capitalized small and micro capitalization companies that they believe are undervalued. Although this strategy seeks to identify companies with market capitalizations in the range of the Russell 2000(R) Index, the Fund may hold or buy stock in a company whose market capitalization has grown above $2 billion if the stock remains attractive.

Royce
Royce uses a "value" methodology in managing its portion of the Fund. In selecting securities, Royce evaluates the quality of a company's balance sheet, the level of its cash flows and various measures of a company's profitability. Royce then uses these factors to assess the company's current worth, basing this assessment on either what it believes a knowledgeable buyer might pay to acquire the entire company or what it thinks the value of the company should be in the stock market. This analysis takes a number of factors into consideration, including the company's future growth prospects and current financial condition. Royce's investments focus on small- and micro-cap securities that it believes are trading significantly below its estimate of their current worth. In selecting securities for the Fund, Royce looks for companies in the upper end of the small-cap market that:

o   have excellent business strengths, and

o   high internal rates of return and low leverage.

In the micro-cap sector (market capitalizations less than $400 million), Royce selects from a universe of more than 6,200 micro-cap companies that it believes are trading significantly below its estimate of their current worth.

The prices of small- and micro-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes.

--------------------------------------------------------------------------------
38p AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

Third Avenue
Third Avenue uses a "value" investment style through a disciplined bottom-up approach, to identify securities of well-financed companies which are trading at a substantial discount. Focusing on a company's fundamentals rather than macro-economic trends, Third Avenue investigates publicly available information about a company to understand its dynamics and gathers information about its management, its customers, and its competitors. In selecting securities for the Fund, Third Avenue identifies attractive investments that exhibit the following four essential characteristics:


o High-quality resources, measured by the presence of high-quality assets, the absence of liabilities both on and off the balance sheet and strong cash flows.


o Responsible management, based on whether the company is responsive, and shares a common interest with outside, passive minority shareholders.

o Understandable business, based on company's published financials, Securities and Exchange Commission (SEC) filings and other public documents.

o Selling at a discount to the value of a business were it a private company or a takeover candidate.

Third Avenue will generally sell a security when there has been a fundamental change in the business or capital structure of the company, which significantly affects the investment's inherent value, or when the Adviser believes that the market value of an investment is over-priced relative to its intrinsic value.

National City
National City uses a value-oriented approach in managing its portion of the Fund. National City believes that statistically cheap, low multiple (low price/earnings ratio, low price/book ratio, low price/cash flow ratio) stocks can deliver a superior total return over time. To identify stocks that are truly undervalued, National City utilizes a risk-adjusted framework to determine a stock's intrinsic value.

National City believes that being correct with respect to the value, yet being too early and having to wait too long for the market to recognize the value inherent in the company is the chief pitfall of value investing. To avoid this pitfall, National City employs a timing tool, positive revisions of earnings estimates, as an indicator of when investor sentiment is beginning to improve. National City uses this tool to distinguish between value stocks that it believes are poised to outperform and those that are not.

National City will generally sell a stock based upon the following possibilities:

o   Stock hits its predetermined valuation target.

o   More attractive alternatives are available at better valuation levels.

o   Secular or cyclical changes in the industry outlook.

o   Fundamental picture for the company or industry deteriorates.

o   Change in a catalyst.

o   Stock exceeds its maximum allowable percent of the total portfolio.

During weak or declining markets, the Fund's policies permit investment of more of its assets in money market securities. Although investing in these securities would serve primarily to hedge risk, this type of investment could prevent the Fund from achieving its investment objective. During these times, trading in the Fund's portfolio securities could be more frequent, which could result in increased fees and expenses.

PRINCIPAL RISKS
Please remember that with any mutual fund investment you may lose money. In addition, since the Fund is a non-diversified mutual fund, it may invest more of its assets in fewer issuers than if it were a diversified fund. Accordingly, the Fund may have more risk than mutual funds that have broader diversification. This Fund is designed for investors with above-average risk tolerance. Principal risks associated with an investment in the Fund include:

    Market Risk

    Small Company Risk

    Style Risk

    Issuer Risk

Market Risk
The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

--------------------------------------------------------------------------------
39p AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

Small Company Risk
Investments in small companies often involve greater risks than investments in larger, more established companies because small companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. In addition, in many instances the securities of small companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading are substantially less than is typical of larger companies.

The prices of small- and micro-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes.

Style Risk
The Fund purchases stocks it believes are undervalued, but have potential for long-term growth. These stocks may trade at a discount to the market. Growth cannot be guaranteed and the markets may not be willing to reevaluate out-of-favor stocks.

Issuer Risk
The risk that an issuer, or the value of its stocks or bonds, will perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

PAST PERFORMANCE

The bar chart and past performance table are not presented because the Fund has not had a full year of operations. The Fund began operations on Aug. 14, 2001. For information that illustrates the past performance of the Subadvisers of the Fund in managing investment vehicles with characteristics that are substantially similiar to the Fund, please see the "Other Information" section of the prospectus.

MANAGEMENT

Royce
Royce & Associates, LLC has been investing in small-cap securities with a value approach for more than 25 years. Charles M. Royce has been Royce's President and Chief Investment Officer since 1972. W. Whitney George, Managing Director, Vice President and Senior Portfolio Manager, oversees the portion of the Fund's portfolio managed by Royce, and is assisted by Jay S. Kaplan, Portfolio Manager, who handles the day-to-day management of those assets. Mr. George has been employed by Royce since 1991. Mr. Kaplan has been employed by Royce since 2000, having previously been a Managing Director and Portfolio Manager at Prudential Investments.

Third Avenue

Martin J. Whitman, CFA, is Chairman and Chief Investment Officer of Third Avenue Management LLC, the investment adviser to the Third Avenue Funds and an investment adviser to private and institutional clients. Mr. Whitman has served as portfolio manager of the Third Avenue Value Fund since its inception on November 1, 1990. Additionally, Mr. Whitman is a director of Danielson Holding Corporation and Nabors Industries, Inc. Mr. Whitman received a BA from Syracuse University and a Masters Degree in Economics from the New School of Social Research.

Curtis R. Jensen is a senior portfolio manager with Third Avenue Management LLC, and is also the portfolio manager of the Third Avenue Small-Cap Value Fund. Mr. Jensen will oversee the portion of the Fund's portfolio managed by Third Avenue, and is assisted by Ian Lapey, portfolio manager, who has been employed by Third Avenue since 2000. Mr. Jensen has been employed by Third Avenue since 1995, having previously held various corporate finance positions with Manufacturers Hanover Trust Company and Enright and Company, a private investment banking firm. Mr. Jensen received a BA from Williams College and an MBA from the Yale School of Management, where he studied under Mr. Whitman.

Ian Lapey is a senior research analyst for the Third Avenue Funds. Mr. Lapey is also a portfolio manager for the private and institutional advisory business. Prior to joining Third Avenue in 2000, Mr. Lapey was an equity research analyst with Credit Suisse First Boston for three years. Mr. Lapey received a BA from Williams College, an MS in Accounting from Northeastern University Graduate School of Professional Accounting, and an MBA from New York University Stern School of Business. Mr. Lapey is a Certified Public Accountant.

National City

Daniel G. Bandi, CFA and Director for Value Equity Investment, is a member of the equity team with overall leadership responsibility for the value equity management styles. Mr. Bandi has 11 years of investment experience including positions in equity research and portfolio management. Prior to joining the National City Investment Management Company, he was Equity Research Manager for Eaton Corporation. Mr. Bandi joined the firm in 1998. He received a BA from the University of Pittsburgh and an MBA from Texas A&M University -- Commerce.

--------------------------------------------------------------------------------
40p AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

Michael E. Santelli, CFA, CPA, and Senior Portfolio Manager, is a member of the equity team with responsibility for the value equity management style. Mr. Santelli has 12 years of investment experience including positions in research and portfolio management. Prior to joining the National City Investment Management Company, he was with Donaldson, Lufkin, and Jenrette's mortgage research department. Mr. Santelli has been with the firm for seven years. He received a BS degree from George Washington University and an MBA from the University of Chicago.

Adam I. Friedman, Senior Portfolio Manager, is a member of the equity team with responsibility for the value equity management style. Mr. Friedman has 11 years of investment experience including positions in equity research and portfolio management. Prior to joining the National City Investment Management Company, he was a portfolio manager with Clarion Partners. He joined the firm in 1998. Mr. Friedman received a BS from the University of Maryland and an MBA from Case Western Reserve University.

Daniel J. DeMonica, CFA and Portfolio Manager, is a member of the equity team with responsibility for the value equity management style. Mr. DeMonica has seven years of investment experience in equity analysis and portfolio management support. Prior to joining the National City Investment Management Company, he was a portfolio management assistant with National City Corporation. He has been with the firm for five years. Mr. DeMonica received a BA from Indiana University and an MBA from Case Western Reserve University.


AEFC selects, contracts with and compensates subadvisers to manage the investment of the Fund's assets. AEFC monitors the compliance of the subadvisers with the investment objectives and related policies of the Fund, reviews the performance of the subadvisers, and reports periodically to the Board of Directors. Three subadvisers, Royce, Third Avenue, and National City each manage a portion of the Fund's assets based upon their respective experience in managing a small capitalization value fund whose investment goals and strategies are substantially similar to those of the Fund. On August 1, 2002, approximately two-thirds of the Fund's assets were managed by Royce and approximately one-third by Third Avenue. Effective August 1, 2002, new investments in the Fund, net of any redemptions, are allocated 50% to National City, 25% to Royce and 25% to Third Avenue. Over time, AEFC intends to have each of the subadvisers manage approximately one-third of the Fund's assets. However, subject to Board review, AEFC may, at its discretion, allocate new investments differently if it believes reallocation would be in the best interest of the Fund's shareholders.


Royce is located at 1414 Avenue of the Americas, New York, New York. Royce, subject to the supervision and approval of AEFC, provides investment advisory assistance and day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information under an Investment Subadvisory Agreement with AEFC. Royce is a direct wholly-owned subsidiary of Legg Mason, Inc. located at 100 Light Street, Baltimore, Maryland.

Third Avenue is located at 767 Third Avenue, New York, New York. Third Avenue, subject to the supervision and approval of AEFC, provides investment advisory assistance and day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information, under an Investment Subadvisory Agreement with AEFC.

On August 8, 2002, Affiliated Managers Group, Inc. acquired an indirect majority equity interest in Third Avenue Management LLC. The Portfolio Management Team and investment professionals serving Third Avenue remain unchanged.

National City is located at 1900 East Ninth Street, Cleveland, Ohio. National City, subject to the supervision and approval of AEFC, provides investment advisory assistance and day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information under an Investment Subadvisory Agreement with AEFC. National City is an indirect subsidiary of National City Corporation.

OTHER SECURITIES AND INVESTMENT STRATEGIES

The Fund may invest in other securities and may employ other investment strategies that are not principal investment strategies. The Fund's policies permit investment in other instruments, such as money market securities, investment grade debt securities, and foreign securities. Additionally, the Fund may utilize derivative instruments such as futures, options, and forward contracts to produce incremental earnings, to hedge existing positions, and to increase flexibility. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio manager is not required to use derivatives.


For more information on strategies and holdings, see the Fund's SAI and the annual and semiannual reports.

--------------------------------------------------------------------------------
41p AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

AXP Variable Portfolio - S&P 500 Index Fund

GOAL
The Fund seeks to provide shareholders with long-term capital appreciation. Because any investment involves risk, achieving this goal cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to provide investment results that correspond to the total return (the combination of appreciation and income) of large-capitalization stocks of U.S. companies. In pursuit of this objective, the Fund invests primarily in securities that are expected to provide investment results that correspond to the performance of the Standard & Poor's 500 Composite Stock Price Index* (S&P 500 Index). The S&P 500 Index is made up primarily of large-capitalization companies that represent a broad spectrum of the U.S. economy. The S&P 500 Index is an unmanaged group of securities whose overall performance is frequently used as a standard to measure investment performance. The Fund is not managed according to traditional methods of "active" investment management. Instead, it follows a passive or indexing investment approach in an attempt to mirror the performance of the S&P 500 Index. Keep in mind that an index fund has operating expenses and transaction costs, while an index does not. This means that, while an index fund may track its index closely, it is typically unable to match the performance of the index exactly. While there is no guarantee, the investment adviser expects the correlation between the Fund and its respective index to be at least .95. A correlation of 1.00 means the return of the Fund can be completely explained by the return of the index.

The Fund normally will invest in all stocks in the S&P 500 Index in roughly the same proportions as their weightings in the index. For example, if 5% of the S&P 500 Index is made up of a stock of a particular company, the Fund normally will invest approximately 5% of its assets in that company. This strategy is known as "full replication." Although the Fund attempts to replicate the S&P 500 Index, there may be times when the Fund and the index do not match exactly. AEFC, the Fund's investment adviser, may purchase stocks not included in the S&P 500 Index when it believes it would be a cost efficient way of approximating the S&P 500 Index's performance to do so, for example, in anticipation of a stock being added to the index.


AEFC may use various techniques, such as buying and selling options and futures contracts, to increase or decrease the Fund's exposure to changing security prices or other factors that affect security values. The Fund normally will invest at least 80% of its total assets in securities that are contained in the S&P 500 Index. AEFC will monitor the performance of the Fund against the index and will adjust the Fund's holdings, as necessary, to minimize tracking error. In the event a correlation of .95 or better is not achieved, the Fund's board will consider alternative arrangements.

The Fund may change its target index for a different index if the current index is discontinued or if the Fund's board believes a different index would better enable the Fund to match the performance of the market segment represented by the current index. The substitute index will measure the same general segment of the market as the current index.

The Fund may hold cash or its equivalent or invest in investment grade short-term fixed income securities. Although index funds, by their nature, tend to be tax-efficient investments, the Fund generally is managed without regard to tax efficiency.

In evaluating whether to sell a security, AEFC, the Fund's investment adviser, considers, among other factors, whether:


o   The security continues to be included in the S&P 500 Index.

o Corporate actions have affected the company's security (such as corporate reorganizations, mergers or acquisitions).

o A company's market weighting otherwise changes with respect to the S&P 500 Index.


o   Timing of cash flows in and out of the Fund require AEFC to sell a security.

* "Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," and "Standard & Poor's 500" are trademarks of The McGraw-Hill Companies, Inc. These trademarks have been licensed for use by American Express Financial Corporation. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's or any of its subsidiaries or affiliates (the "Licensors") and the Licensors make no representation regarding the advisability of investing in the Fund.


--------------------------------------------------------------------------------
42p AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

PRINCIPAL RISKS
Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

    Market Risk

    Tracking Error Risk

    Sector/Concentration Risk

Market Risk
The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.


Tracking Error Risk
The Fund may not track the S&P 500 Index perfectly because differences between the S&P 500 Index and the Fund's portfolio can cause differences in performance. The investment adviser purchases securities and other instruments in an attempt to replicate the performance of the S&P 500 Index. However, the tools that the investment adviser uses to replicate the S&P 500 Index are not perfect and the Fund's performance is affected by factors such as the size of the Fund's portfolio, transaction costs, management fees and expenses, brokerage commissions and fees, the extent and timing of cash flows in and out of the Fund and changes in the S&P 500 Index.


In addition, the returns from a specific type of security (for example, large-cap stocks) may trail returns from other asset classes or the overall market. Each type of security will go through cycles of doing better or worse than stocks or bonds in general. These periods may last for several years.

Sector/Concentration Risk

The Fund is non-diversified. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment has a greater effect on the Fund's performance, it may be more susceptible to a single economic, political or regulatory occurrence than a diversified fund. In addition, in tracking the S&P 500 Index, the Fund may have a considerable portion of its assets invested in one or more sectors of the market. This may lead to a greater market fluctuation than would occur with a fund invested in a wider spectrum of industries. The Fund will invest more than 25% of its total assets in a particular industry only if necessary to track the S&P 500 Index.


PAST PERFORMANCE
The following bar chart and table indicate the risks and variability of investing in the Fund by showing:

o how the Fund's performance varied for each full calendar year shown on the chart below, and

o how the Fund's average annual total returns compare to other recognized indexes.

How the Fund performed in the past does not indicate how the Fund will perform in the future.

AXP VP - S&P 500 Index Fund Performance (based on calendar years)
(bar chart)

                                                                    -12.46%
1992   1993   1994     1995    1996     1997    1998    1999   2000   2001


During the period shown in the bar chart, the highest return for a calendar quarter was +10.56% (quarter ending December 2001) and the lowest return for a calendar quarter was -14.73% (quarter ending September 2001).

The Fund's year to date return as of Sept. 30, 2002 was -28.36%.


--------------------------------------------------------------------------------
43p AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

Average Annual Total Returns (as of Dec. 31, 2001)

                                               1 year         Since inception

AXP VP - S&P 500 Index Fund                   -12.46%              -13.22%(a)
S&P 500 Index                                 -11.89%              -12.06%(b)
Lipper S&P 500 Funds Index                    -12.21%              -12.31%(b)

(a) Inception date was May 1, 2000.

(b) Measurement period started May 1, 2000.


This table shows total returns from a hypothetical investment in the Fund. Comparison index returns are for the same periods. The results do not reflect the expenses that apply to the subaccounts or the contracts. Inclusion of these charges would reduce total return for all periods shown.

For purposes of this calculation, information about the Fund assumes the deduction of applicable fund expenses and makes no adjustments for taxes that may have been paid on the reinvested income and capital gains.


The S&P 500 Index, an unmanaged index of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.


The Lipper S&P 500 Funds Index, published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

The securities included in the indexes may not be the same as those held by the Fund.


MANAGEMENT

James M. Johnson, Jr. and David B. Factor are primarily responsible for the day-to-day operations of AXP Variable Portfolio - S&P 500 Index Fund.

James Johnson, co-portfolio manager, joined AEFC in 1994 as an equity quantitative analyst. He began managing portfolios for American Express Asset Management Group in 1996. He became portfolio manager of the Fund in 2000. He also serves as portfolio manager of AXP Blue Chip Advantage Fund, Aggressive Growth Portfolio and AXP Variable Portfolio - Blue Chip Advantage Fund. He serves as co-portfolio manager of AXP Mid Cap Index Fund, AXP Nasdaq 100 Index Fund, AXP S&P 500 Index Fund, AXP Small Company Index Fund, AXP Total Stock Market Index Fund and Total Return Portfolio.

David Factor became co-portfolio manager of the Fund in September 2001. He joined AEFC in 1990. He has worked in several areas of the company, including variable assets, where he participated in the planning, forecasting, and strategic operating plans for variable annuities and conducted financial reporting and analysis. Mr. Factor was promoted to quantitative analyst in 1999. He holds a BSB in accounting from the University of Minnesota, received his CPA in 1985 and is pursuing his CFA designation. He also serves as co-portfolio manager of AXP S&P 500 Index Fund and AXP Small Company Index Fund.

--------------------------------------------------------------------------------
44p AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

AXP Variable Portfolio - Small Cap Advantage Fund

GOAL
The Fund seeks to provide shareholders with long-term capital growth. Because any investment involves risk, achieving this goal cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES
The Fund's assets are primarily invested in equity securities. Under normal market conditions, at least 80% of the Fund's net assets are invested in equity securities of small companies. These companies will often be those included in the Russell(R) 2000 Index.

In pursuit of the Fund's goal, AEFC, the Fund's investment adviser, employs an active investment strategy that focuses on individual stock selection.

AEFC manages the Fund to provide diversified exposure to the small cap segment of the U.S. stock market. Under normal market conditions, it is expected that the Fund will be fully invested in common stocks, and will typically hold between 200 and 250 issues, across a wide range of industries.

AEFC buys stocks based on an analysis of valuation and earnings. This selection discipline favors companies that exhibit:


o Attractive valuations, based on measures such as the ratio of stock price to company earnings, free cash flow or book value.

o Improving earnings, based on an analysis of trends in earnings forecasts and prior period earnings that were better than expected, as well as a qualitative assessment of the company's competitive market position.


AEFC will normally sell a stock holding if:


o   The stock's price moves above a reasonable valuation target.

o   The company's financial performance fails to meet expectations.


During weak or declining markets, the Fund may invest more of its assets in money market securities. Although investing in these securities would serve primarily to avoid losses this type of investment also could prevent the Fund from achieving its investment objective. During these times, AEFC may make frequent securities trades that could result in increased fees and expenses.

PRINCIPAL RISKS
This Fund is designed for investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

    Market Risk

    Small Company Risk

    Issuer Risk

Market Risk
The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Small Company Risk
Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. In addition, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less than is typical of larger companies.

Issuer Risk
The risk that an issuer, or the value of its stocks or bonds, will perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

--------------------------------------------------------------------------------
45p AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

PAST PERFORMANCE
The following bar chart and table indicate the risks and variability of investing in the Fund by showing:

o how the Fund's performance varied for each full calendar year shown on the chart below, and

o how the Fund's average annual total returns compare to other recognized indexes.

How the Fund performed in the past does not indicate how the Fund will perform in the future.

AXP VP - Small Cap Advantage Fund Performance (based on calendar years) (bar chart)

                                                            +4.16%  -6.53%
1992   1993  1994   1995   1996    1997    1998     1999     2000    2001


During the period shown in the bar chart, the highest return for a calendar quarter was +17.52% (quarter ending December 2001) and the lowest return for a calendar quarter was -17.01% (quarter ending September 2001).

The Fund's year to date return as of Sept. 30, 2002 was -21.36%.


Average Annual Total Returns (as of Dec. 31, 2001)

                                               1 year         Since inception

AXP VP - Small Cap Advantage Fund              +6.53%               +4.39%(a)
Russell 2000(R) Index                          +2.49%               +7.52%(b)
Lipper Small-Cap Core Funds Index              +7.13%              +14.74%(b)


(a) Inception date was Sept. 15, 1999.

(b) Measurement period started Oct. 1, 1999.

This table shows total returns from a hypothetical investment in the Fund. Comparison index returns are for the same periods. The results do not reflect the expenses that apply to the subaccounts or the contracts. Inclusion of these charges would reduce total return for all periods shown.

For purposes of this calculation, information about the Fund assumes the deduction of applicable fund expenses and makes no adjustments for taxes that may have been paid on the reinvested income and capital gains.

Russell 2000(R) Index, an unmanaged index, measures the performance of the 2000 smallest companies in the Russell 3000(R) Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

The Lipper Small-Cap Core Funds Index, published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

The securities included in the indexes may not be the same as those held by the Fund.

MANAGEMENT
Jake Hurwitz and Kent Kelly are primarily responsible for the day-to-day operations of AXP Variable Portfolio - Small Cap Advantage Fund. They are both principals and senior portfolio managers at Kenwood Capital Management LLC (Kenwood), an indirect subsidiary of AEFC. Previously, Mr. Hurwitz served as senior vice president and Mr. Kelly as chief executive officer at Travelers Investment Management Company (TIMCO). Besides managing the assets of this Fund, they have managed AXP Small Cap Advantage Fund since May 1999.

--------------------------------------------------------------------------------
46p AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

OTHER SECURITIES AND INVESTMENT STRATEGIES

The Fund may invest in other securities and may employ other investment strategies that are not principal investment strategies. The Fund's policies permit investment in other instruments, such as money market securities and debt securities. Additionally, the Fund may utilize derivative instruments such as futures, options, and forward contracts to produce incremental earnings, to hedge existing positions, and to increase flexibility. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio manager is not required to use derivatives.


For more information on strategies and holdings, see the Fund's SAI and the annual and semiannual reports.

AXP Variable Portfolio - Stock Fund

GOAL
The Fund seeks to provide shareholders with current income and growth of capital. Because any investment involves risk, achieving this goal cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES
The Fund's assets primarily are invested in common stocks and securities convertible into common stocks. Under normal circumstances, at least 80% of the Fund's net assets are invested in these securities. In pursuit of its income objective, the Fund will invest in income-producing equity securities (such as convertible securities and preferred stocks) and short-term debt instruments (such as commercial paper). The Fund may invest up to 25% of its total assets in foreign investments.

In pursuit of the Fund's goal, AEFC, the Fund's investment adviser, chooses equity investments by:

o Considering opportunities and risks by reviewing overall market conditions and industry outlook.

o Identifying market trends that AEFC believes will lead to good long-term growth potential.

o Identifying large companies with strong, sustainable earnings growth based on:

    o  effective management (considering overall performance);

    o  competitive market position; and

    o  financial strength.

o Focusing on those companies that AEFC considers to be "blue chips." Blue chip stocks are issued by companies with a market capitalization of at least $1 billion, an established management, a history of consistent earnings and a leading position within their respective industries.

o   Identifying investments that contribute to portfolio diversification.

o   Identifying income-producing securities.

In evaluating whether to sell a security, AEFC considers, among other factors, whether:


o   The security is overvalued relative to other potential investments.

o   The security has reached AEFC's price objective.

o   The company has met AEFC's earnings and/or growth expectations.

o   Political, economic or other events could affect the company's performance.

o   AEFC wishes to minimize potential losses (i.e., in a market down-turn).

o   AEFC wishes to lock-in profits.

o   AEFC identifies a more attractive opportunity.

o The company or the security fails to meet the other standards described above.


During weak or declining markets, the Fund may invest more of its assets in money market securities. Although investing in these securities would serve primarily to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, AEFC may make frequent securities trades that could result in increased fees and expenses.

--------------------------------------------------------------------------------
47p AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

PRINCIPAL RISKS
Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

    Market Risk

    Issuer Risk

    Foreign Risk

Market Risk
The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Issuer Risk
The risk that an issuer, or the value of its stocks or bonds, will perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

Foreign Risk
The following are all components of foreign risk:

Country risk includes the political, economic, and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood that problems will occur.

PAST PERFORMANCE

The bar chart and past performance table are not presented because the Fund has not had a full year of operations. The Fund began operations on Aug. 13, 2001.


MANAGEMENT
Mike Kennedy, vice president and senior equity portfolio manager, is primarily responsible for the day-to-day operations of AXP Variable Portfolio - Stock Fund. He joined AEFC in 1985 and in 1993 he became director of research at AEFC. In 1996 he was promoted to vice president and director of global research. He also manages AXP Stock Fund and Moderate Growth Wealth Management portfolio. Mr. Kennedy has a BA from the University of Notre Dame and an MBA in Finance from Loyola University of Chicago. He earned the CFA designation in 1975.

OTHER SECURITIES AND INVESTMENT STRATEGIES

The Fund may invest in other securities and may employ other investment strategies that are not principal investment strategies. The Fund's policies permit investment in other instruments, such as money market securities, and debt obligations rated C or higher. Additionally, the Fund may utilize derivative instruments such as futures, options, and forward contracts to produce incremental earnings, to hedge existing positions, and to increase flexibility. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio manager is not required to use derivatives.


These securities and investment strategies, and others, are discussed in the SAI and the annual and semiannual reports.

--------------------------------------------------------------------------------
48p AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

AXP Variable Portfolio - Strategy Aggressive Fund

GOAL
The Fund seeks to provide shareholders with capital appreciation. Because any investment involves risk, achieving this goal cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests primarily in securities of growth companies. Under normal market conditions, at least 65% of the Fund's total assets are invested in equity securities.

In pursuit of the Fund's goal, AEFC, the Fund's investment adviser, chooses equity investments by:

o Considering opportunities and risks within growing industries and new technologies.

o   Selecting companies that AEFC believes have aggressive growth prospects.

o   Identifying small and medium companies with:

    o  effective management;

    o  financial strength; and

    o  competitive market position.

In evaluating whether to sell a security, AEFC considers, among other factors, whether:


o   The security is overvalued relative to alternative investments.

o   The security has reached AEFC's price objective.

o   The company's characteristics change.

o   The company has met AEFC's earnings and/or growth expectations.

o   Political, economic, or other events could affect the company's performance.

o   AEFC wishes to minimize potential losses (i.e., in a market down-turn).

o   AEFC wishes to lock-in profits.

o   AEFC identifies a more attractive opportunity.

o The company or the security continues to meet the other standards described above.


During weak or declining markets or when growth opportunities are unavailable, the Fund may invest more of its assets in money market securities or debt obligations. Although investing in these securities would serve primarily to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, AEFC may make frequent securities trades that could result in increased fees and expenses.

PRINCIPAL RISKS
This Fund is designed for investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

    Market Risk

    Style Risk

    Small Company Risk

    Issuer Risk

Market Risk
The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Style Risk
The Fund purchases growth stocks based on the expectation that the companies will have strong growth in earnings. The price paid often reflects an expected rate of growth. If that growth fails to occur, the price of the stock may decline quickly.

Small Company Risk
Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. In addition, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less than is typical of larger companies.

Issuer Risk
The risk that an issuer, or the value of its stocks or bonds, will perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors.

--------------------------------------------------------------------------------
49p AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

PAST PERFORMANCE
The following bar chart and table indicate the risks and variability of investing in the Fund by showing:

o how the Fund's performance varied for each full calendar year shown on the chart below, and

o how the Fund's average annual total returns compare to other recognized indexes.

How the Fund performed in the past does not indicate how the Fund will perform in the future.

AXP VP - Strategy Aggressive Fund Performance (based on calendar years) (bar chart)

      +13.07%  -6.32% +31.76% +15.98%  +12.64%  +2.62%  +71.03% -19.04% -32.91%
1992   1993     1994    1995    1996     1997    1998     1999    2000   2001


During the period shown in the bar chart, the highest return for a calendar quarter was +56.47% (quarter ending December 1999) and the lowest return for a calendar quarter was -28.63% (quarter ending March 2001).


The Fund's year to date return as of Sept. 30, 2002 was -35.11%.

Average Annual Total Returns (as of Dec. 31, 2001)

                                         1 year      5 years     Since inception

AXP VP - Strategy Aggressive Fund       -32.91%       +1.44%        +6.65%(a)
Russell MidCap(R) Growth Index          -20.15%       +9.02%       +11.10%(b)
Lipper Mid-Cap Growth Funds Index       -21.07%       +7.63%       +10.91%(b)

(a) Inception date was Jan. 13, 1992.


(b) Measurement period started Feb. 1, 1992.

This table shows total returns from a hypothetical investment in the Fund. Comparison index returns are for the same periods. The results do not reflect the expenses that apply to the subaccounts or the contracts. Inclusion of these charges would reduce total return for all periods shown.

For purposes of this calculation, information about the Fund assumes the deduction of applicable fund expenses and makes no adjustments for taxes that may have been paid on the reinvested income and capital gains.

Russell MidCap Growth Index measures the performance of those Russell MidCap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth Index.

The Lipper Mid-Cap Growth Funds Index, published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.


The securities included in the indexes may not be the same as those held by the Fund.


MANAGEMENT
Paul Rokosz is primarily responsible for the day-to-day operations of AXP Variable Portfolio - Strategy Aggressive Fund. He joined AEFC in 1998 and has been in the investment business since 1986. He also serves as portfolio manager of AXP Strategy Aggressive Fund and for institutional products focusing on small to mid-cap holdings. From 1996 to 1998, he worked at Putnam Investments as a senior analyst providing fundamental research to their 14-person Specialty Growth team. Prior to that he co-managed a Kemper small capitalization equity mutual fund for Kemper Investments. Mr. Rokosz has an MBA from the University of Chicago Graduate School of Business. He is a Chartered Financial Analyst.

--------------------------------------------------------------------------------
50p AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

OTHER SECURITIES AND INVESTMENT STRATEGIES

The Fund may invest in other securities and may employ other investment strategies that are not principal investment strategies. The Fund's policies permit investment in other instruments, such as foreign securities, money market securities, debt obligations rated B or higher, and convertible securities. Additionally, the Fund may utilize derivative instruments such as futures, options, and forward contracts to produce incremental earnings, to hedge existing positions, and to increase flexibility. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio manager is not required to use derivatives.


For more information on strategies and holdings, see the Fund's SAI and the annual and semiannual reports.

Fees and Expenses

Because the Fund is the underlying investment vehicle for an annuity contract or life insurance policy, there is no sales charge for the purchase or sale of Fund shares. However, there may be charges associated with your annuity contract or life insurance policy, including those that may be associated with surrender or withdrawal. Any charges that apply to the subaccount and your contract or policy are described in the annuity contract or life insurance policy prospectus.


The summary below describes the Fund fees and expenses that you would pay if you buy a variable annuity or life insurance policy and allocate your purchase payments to subaccounts or premiums that invest in the Fund. This summary does not reflect any fee or sales charges imposed by your annuity contract or life insurance policy.

ANNUAL FUND OPERATING EXPENSES
As a percentage of average daily net assets
                                                Management   Distribution         Other             Fee waiver/expense       Net
Fund                                              fees(a)   (12b-1) fees(b)    expenses(c)   Total     reimbursement      expenses
AXP VP - Blue Chip Advantage Fund                 0.53%(g)      0.13%            0.13%       0.79%        0.00%             0.79%
AXP VP - Bond Fund                                0.60%         0.13%            0.07%       0.80%        0.00%             0.80%
AXP VP - Capital Resource Fund                    0.62%         0.13%            0.05%       0.80%        0.00%             0.80%
AXP VP - Cash Management Fund                     0.51%         0.13%            0.05%       0.69%        0.00%             0.69%
AXP VP - Diversified Equity Income Fund           0.56%(h)      0.13%            0.18%       0.87%        0.00%             0.87%
AXP VP - Emerging Markets Fund(d)                 1.18%(h)      0.13%            1.05%       2.36%        0.61%             1.75%
AXP VP - Equity Select Fund                       0.69%(h)      0.13%            0.57%       1.39%        0.29%             1.10%
AXP VP - Extra Income Fund                        0.62%         0.13%            0.08%       0.83%        0.00%             0.83%
AXP VP - Federal Income Fund                      0.61%         0.13%            0.09%       0.83%        0.00%             0.83%
AXP VP - Global Bond Fund                         0.84%         0.13%            0.11%       1.08%        0.00%             1.08%
AXP VP - Growth Fund                              0.56%(g)      0.13%            0.12%       0.81%        0.00%             0.81%
AXP VP - International Fund(d)                    0.84%         0.13%            0.10%       1.07%        0.00%             1.07%
AXP VP - Managed Fund                             0.60%         0.13%            0.04%       0.77%        0.00%             0.77%
AXP VP - New Dimensions Fund                      0.61%         0.13%            0.05%       0.79%        0.00%             0.79%
AXP VP - Partners Small Cap Value Fund(e)         1.03%(h)      0.13%            0.32%       1.48%        0.00%             1.48%
AXP VP - S&P 500 Index Fund                       0.29%         0.13%            0.40%       0.82%        0.32%             0.50%
AXP VP - Small Cap Advantage Fund(f)              0.73%(g)      0.13%            0.25%       1.11%        0.00%             1.11%
AXP VP - Stock Fund                               0.56%h        0.13%            1.75%       2.44%        1.34%             1.10%
AXP VP - Strategy Aggressive Fund                 0.62%         0.13%            0.06%       0.81%        0.00%             0.81%

(a) The Fund pays IDS Life a fee for managing its assets. IDS Life and AEFC, the Fund's investment adviser, have an Investment Advisory Agreement that calls for IDS Life to pay AEFC a fee for investment advisory services.


(b) The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940. The Fund pays IDS Life an annual fee of up to 0.125% of average daily net assets as payment for distributing its shares and providing shareholder services. Because this fee is paid out of the Fund's assets on an on-going basis, over time this fee will increase the cost of your investment and may cost you more than paying other types of sales charges.

(c) The Fund pays taxes, brokerage commissions and other nonadvisory expenses including administrative and accounting services.

(d) AEFC pays American Express Asset Management International Inc. (AEAMI) a fee for sub-investment advisory services. AEAMI (50192 AXP Financial Center, Minneapolis, MN 55474) is a wholly-owned subsidiary of AEFC.


(e) AEFC pays Royce & Associates, LLC, Third Avenue Management LLC and National City Investment Management Company a fee for sub-investment advisory services.


(f) AEFC pays Kenwood Capital Management LLC (KCM LLC) a fee for sub-investment advisory services. KCM LLC (Metropolitan Center, Suite 2300, 333 South Seventh Street, Minneapolis, MN 55402) is an indirect subsidiary of AEFC.


(g) Includes the impact of a performance incentive adjustment fee that decreased the management fee by 0.03% for AXP VP - Blue Chip Advantage Fund, 0.07% for AXP VP - Growth Fund and 0.06% for AXP VP - Small Cap Advantage Fund.

(h) Includes the impact of a performance incentive adjustment that increased the management fee by 0.004% for AXP VP - Diversified Equity Income Fund, 0.01% for AXP VP - Emerging Markets Fund, 0.04% for AXP VP - Equity Select Fund, 0.01% for AXP VP - Partners Small Cap Value Fund and 0.0005% for AXP VP - Stock Fund.


--------------------------------------------------------------------------------
51p AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

Example

This example is intended to show you the expenses you would pay if you invest $10,000 to a subaccount that invests in the Fund which earns a 5% annual return. The operating expenses remain the same each year. If you hold your accumulation units until the end of the years shown, your costs would be:

Fund                                     1 year    3 years    5 years   10 years
AXP VP - Blue Chip Advantage Fund          $ 81       $253     $  440     $  982
AXP VP - Bond Fund                           82        256        445        994
AXP VP - Capital Resource Fund               82        256        445        994
AXP VP - Cash Management Fund                70        221        385        862
AXP VP - Diversified Equity Income Fund      89        278        483      1,077
AXP VP - Emerging Markets Fund              198        698      1,224      2,669
AXP VP - Equity Select Fund                 122        422        743      1,657
AXP VP - Extra Income Fund                   85        265        461      1,029
AXP VP - Federal Income Fund                 85        265        461      1,029
AXP VP - Global Bond Fund                   110        344        596      1,322
AXP VP - Growth Fund                         83        259        450      1,006
AXP VP - International Fund                 109        341        591      1,310
AXP VP - Managed Fund                        79        246        429        958
AXP VP - New Dimensions Fund                 81        253        440        982
AXP VP - Partners Small Cap Value Fund      151        468        809      1,774
AXP VP - S&P 500 Index Fund                  62        241        435        998
AXP VP - Small Cap Advantage Fund           113        353        612      1,356
AXP VP - Stock Fund                         158        676      1,221      2,714
AXP VP - Strategy Aggressive Fund            83        259        450      1,006


This example does not represent actual expenses, past or future. Actual expenses may be higher or lower than those shown.

Expense Limitations

Through April 30, 2003, IDS Life and AEFC have agreed to waive certain fees and reimburse expenses to the extent that total expenses exceed the following percentage of Fund average daily net assets:

AXP VP - Emerging Markets Fund                           1.75%
AXP VP - Equity Select Fund                              1.10%
AXP VP - S&P 500 Index Fund                             0.495%
AXP VP - Stock Fund                                      1.10%

The expense table above has been adjusted to incorporate the expense limitations for a theoretical investment occurring on Sept. 1, 2002.


Buying and Selling Shares

VALUING FUND SHARES
The net asset value (NAV) is the value of a single Fund share. The NAV usually changes daily, and is calculated at the close of business of the New York Stock Exchange, normally 3 p.m. Central Standard Time (CST), each business day (any day the New York Stock Exchange is open).

AXP Variable Portfolio - Cash Management Fund's securities are valued at amortized cost. In valuing assets of all other Funds, the Fund's investments are valued based on market quotations, or where market quotations are not readily available, based on methods selected in good faith by the board. If the Fund's investment policies permit it to invest in securities that are listed on foreign stock exchanges that trade on weekends or other days when the Fund does not price its shares, the value of the Fund's underlying investments may change on days when you could not buy or sell shares of the Fund. Please see the SAI for further information.

PURCHASING SHARES
You may not buy (nor will you own) shares of the Fund directly. You invest by buying an annuity contract or life insurance policy and allocating your purchase payments to the subaccount that invests in the Fund. Your purchase price will be the next NAV calculated after your request is received by the Fund or an authorized insurance company.

For further information concerning minimum and maximum payments and submission and acceptance of your application, see your annuity contract or life insurance policy prospectus.

--------------------------------------------------------------------------------
52p AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

TRANSFERRING/SELLING SHARES
There is no sales charge for the sale of Fund shares, but there may be charges associated with the surrender or withdrawal of your annuity contract or life insurance policy. Any charges that apply to the subaccount and your contract are described in your annuity contract or life insurance policy prospectus.

You may transfer all or part of your value in a subaccount investing in shares of the Fund to one or more of the other subaccounts investing in shares of other funds with different investment objectives.

You may provide instructions to sell any shares you have allocated to the subaccounts. IDS Life or an authorized agent will mail your payment within seven days after accepting your surrender or withdrawal request. The amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received by the Fund or an authorized insurance company.

Please refer to your annuity contract or life insurance policy prospectus for more information about transfers among subaccounts as well as surrenders and withdrawals.

Distributions and Taxes

The Fund distributes to shareholders (subaccounts) dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS
The Fund's net investment income is distributed to the shareholders (subaccounts) as dividends. Capital gains are realized when a security is sold for a higher price than was paid for it. Each realized capital gain or loss is either long-term or short-term depending on the length of time the Fund held the security. Realized capital gains or losses offset each other. The Fund offsets any net realized capital gains by any available capital loss carryovers. Net short-term capital gains are included in net investment income. Net realized long-term capital gains, if any, are distributed by the end of the calendar year as capital gain distributions.

REINVESTMENT
Since the distributions are automatically reinvested in additional Fund shares, the total value of your holdings will not change. The reinvestment price is the next calculated NAV after the distribution is paid.

TAXES
The Fund intends to comply with the regulations relating to the diversification requirements under section 817(h) of the Internal Revenue Code.

Important: This information is a brief and selective summary of some of the tax rules that apply to the Fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.

Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

Other Information


On July 16, 2002, the Fund received an order from the Securities and Exchange Commission to permit AEFC, subject to the approval of the Board of Directors, to appoint a subadviser or change the terms of a subadvisory agreement for the Fund without first obtaining shareholder approval. Before the Fund may rely on the order, a majority of the Fund's outstanding voting securities will need to approve operating the Fund in this manner. If shareholder approval is received, the Fund will add or change unaffiliated subadvisers or the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. There is no assurance shareholder approval will be received, and no changes will be made without shareholder approval until that time.


INVESTMENT MANAGEMENT
IDS Life, the Fund's investment manager, is a stock life insurance company organized in 1957 under the laws of the State of Minnesota and located at 70100 AXP Financial Center, Minneapolis, MN 55474. IDS Life conducts a conventional life insurance business in the District of Columbia and all states except New York.

IDS Life is a wholly-owned subsidiary of AEFC located at 200 AXP Financial Center, Minneapolis, MN 55474. The AEFC family of companies offers not only insurance and annuities, but also mutual funds, investment certificates and a broad range of financial management services. AEFC has been a provider of financial services since 1894 and as of the end of the most recent fiscal year owned and managed more than $218 billion in assets.

AEFC is a wholly-owned subsidiary of American Express Company, a financial services company with headquarters at American Express Tower, World Financial Center, New York, NY 10285.

--------------------------------------------------------------------------------
53p AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

ADDITIONAL PERFORMANCE INFORMATION FOR THE AXP VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND
The information in the table that follows is provided to illustrate the past performance of the three Subadvisers of the Fund in managing investment vehicles with characteristics that are substantially similar to the Fund. The performance is measured against the Russell 2000(R) Index, Russell 2000(R) Value Index and the Lipper Small-Cap Value Funds Index. This information represents neither the past performance of the Fund, or any portion of the Fund, nor the future performance of the Fund, or any portion of the Fund.

Royce and Third Avenue
Performance data shown for each of the registered investment company accounts was calculated in accordance with standards prescribed by the SEC for the calculation of average annual total return information for registered investment companies. All performance information has been provided by the respective Subadvisers and has not been audited by AEFC or the Fund. Average annual total return reflects changes in share prices and reinvestment of dividends and distributions and is net of fund expenses. Share prices and investment returns will fluctuate, reflecting market conditions as well as changes in the fundamentals of portfolio securities. The performance results for the registered investment company accounts presented below are generally subject to fees and expenses (expense ratios of 0.99% for Royce and 1.23% for Third Avenue) that differ from those estimated for the Fund. The performance data presented below is unaudited.

National City The performance history of the National City Small Cap Value Composite is based on all portfolios managed in the Small Cap Value Management Style in excess of $2 million. The investment objective of the Small Cap Value portfolios is to seek capital appreciation by investing in a diversified portfolio of publicly traded, value oriented small capitalization equity securities. The National City Small Cap Value Composite's performance does not include simulated, modeled, or back-tested performance. Historical performance results include the results of terminated portfolios prior to termination. The National City Small Cap Value Composite includes separately managed portfolios but does not include segments of balanced portfolios. Private accounts are not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code, which, if applicable, might adversely affect the performance results. The National City Small Cap Value Composite performance is presented net of annual operating expenses of 1.48% for the Fund. The performance of the Composite has been computed using a time-weighted, monthly, geometrically linked rate of return formula to compute quarterly investment returns. The method used to calculate the performance of a composite differs from the standardized method prescribed by the SEC for measuring the performance of a single mutual fund. National City has prepared and presented this report in compliance with the Performance Presentation Standards of the Association for Investment Management and Research (AIMR-PPS). AIMR has not been involved with the preparation or review of this report.

The past performance of the two registered investment company accounts, the composite and the Indexes should not be viewed as representative of the Fund's future performance. Each of the Subadvisers manages only a portion of the Fund's assets. Therefore, the future performance of each Subadviser will affect the performance of the Fund only for the portion of the assets that the Subadviser manages. In addition, while portions of the Fund are managed in a substantially similar fashion to that of the Pennsylvania Mutual Fund (Investment Class), the Third Avenue Small-Cap Value Fund, and the National City Small Cap Value Composite, investors should be aware that these are not the same investment vehicles and will not have the same performance. Investments made by the Fund at any given time will not be the same as those of the Royce fund, the Third Avenue fund, or the National City composite. Different performance will result due to factors such as differences in cash flows into and out of the Fund, different fees and expenses, and differences in portfolio size and positions.

PRIOR PERFORMANCE OF THE SUBADVISERS

Average Annual Total Returns (as of Dec. 31, 2001)
                                                   1 year   5 years    10 years    Since inception
Pennsylvania Mutual Fund (Investment Class)(a)     18.38%    14.08%      12.75%          N/A
Third Avenue Small-Cap Value Fund (4/1/97)*        15.27%      N/A         N/A         11.95%
National City Small Cap Value Composite (1/95)*    17.30%    15.59%        N/A         16.93%
Russell 2000 Index(b)                               2.49%     7.52%      11.51%          N/A
Russell 2000 Value Index(c)                        14.02%    11.21%      15.11%          N/A
Lipper Small-Cap Value Funds Index(d)              17.20%    10.75%      12.68%          N/A

* (Inception date of the fund or composite)

(a)  Advised by Royce.

(b) The Russell 2000(R) Index, an unmanaged index, measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

(c) Russell 2000(R) Value Index, an unmanaged index, measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

(d) Lipper Small-Cap Value Funds Index, published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.


--------------------------------------------------------------------------------
54p AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

Financial Highlights


AXP VP - Blue Chip Advantage Fund

Per share income and capital changes(a)
Fiscal period ended Aug. 31,                                       2002         2001      2000(b)
Net asset value, beginning of period                             $ 8.14       $11.62       $ 9.78
Income from investment operations:
Net investment income (loss)                                        .05          .07          .02
Net gains (losses) (both realized and unrealized)                 (1.57)       (3.47)        1.85
Total from investment operations                                  (1.52)       (3.40)        1.87
Less distributions:
Dividends from net investment income                               (.05)        (.08)        (.03)
Net asset value, end of period                                   $ 6.57       $ 8.14       $11.62

Ratios/supplemental data
Net assets, end of period (in millions)                             $63          $81          $71
Ratio of expenses to average daily net assets(c),(d)               .79%         .78%         .95%(f)
Ratio of net investment income (loss)
to average daily net assets                                        .68%         .81%         .34%(f)
Portfolio turnover rate (excluding short-term securities)          143%         124%         226%
Total return(e)                                                 (18.67%)     (29.40%)      19.13%
Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from Sept. 15, 1999 (date the Fund became available) to Aug. 31, 2000.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses would have been 0.96% for the period ended Aug. 31, 2000.

(e) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(f)  Adjusted to an annual basis.

AXP VP - Bond Fund

Per share income and capital changes(a)
Fiscal period ended Aug. 31,                                       2002         2001         2000         1999         1998
Net asset value, beginning of period                              $10.61      $10.29       $10.56       $11.08       $11.99
Income from investment operations:
Net investment income (loss)                                         .56         .70          .75          .79          .88
Net gains (losses) (both realized and unrealized)                   (.23)        .30         (.27)        (.52)        (.68)
Total from investment operations                                     .33        1.00          .48          .27          .20
Less distributions:
Dividends from net investment income                                (.56)       (.68)        (.75)        (.77)        (.85)
Distributions from realized gains                                     --          --           --         (.02)        (.26)
Total distributions                                                 (.56)       (.68)        (.75)        (.79)       (1.11)
Net asset value, end of period                                    $10.38      $10.61       $10.29       $10.56       $11.08

Ratios/supplemental data
Net assets, end of period (in millions)                           $1,814      $1,626       $1,468       $1,750       $1,852
Ratio of expenses to average daily net assets(b)                    .80%        .80%         .79%         .68%         .67%
Ratio of net investment income (loss)
to average daily net assets                                        5.41%       6.72%        7.30%        7.22%        7.39%
Portfolio turnover rate (excluding short-term securities)           167%        122%          70%          68%          48%
Total return(c)                                                    3.20%      10.07%        4.69%        2.40%        1.54%

Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.


--------------------------------------------------------------------------------
55p AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

AXP VP - Capital Resource Fund

Per share income and capital changes(a)
Fiscal period ended Aug. 31,                                       2002         2001         2000         1999         1998
Net asset value, beginning of period                              $20.87     $ 37.21       $34.62       $26.80       $27.97
Income from investment operations:
Net investment income (loss)                                         .10         .05          .01          .06          .11
Net gains (losses) (both realized and unrealized)                  (2.83)     (12.96)        6.20        10.28         (.54)
Total from investment operations                                   (2.73)     (12.91)        6.21        10.34         (.43)
Less distributions:
Dividends from net investment income                                (.09)       (.04)        (.01)        (.06)        (.11)
Distributions from realized gains                                  (1.57)      (3.39)       (3.61)       (2.46)        (.63)
Total distributions                                                (1.66)      (3.43)       (3.62)       (2.52)        (.74)
Net asset value, end of period                                    $16.48     $ 20.87       $37.21       $34.62       $26.80

Ratios/supplemental data
Net assets, end of period (in millions)                           $2,227      $3,270       $5,920       $5,621       $4,453
Ratio of expenses to average daily net assets(b)                    .80%        .78%         .77%         .66%         .66%
Ratio of net investment income (loss)
to average daily net assets                                         .52%        .13%        (.02%)        .17%         .34%
Portfolio turnover rate (excluding short-term securities)           146%         62%          52%          56%          68%
Total return(c)                                                  (14.08%)    (36.48%)      19.26%       40.12%       (1.67%)

Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

AXP VP - Cash Management Fund

Per share income and capital changes(a)
Fiscal period ended Aug. 31,                                       2002         2001         2000         1999         1998
Net asset value, beginning of period                               $1.00       $1.00        $1.00        $1.00        $1.00
Income from investment operations:
Net investment income (loss)                                         .02         .05          .05          .05          .05
Less distributions:
Dividends from net investment income                                (.02)       (.05)        (.05)        (.05)        (.05)
Net asset value, end of period                                     $1.00       $1.00        $1.00        $1.00        $1.00

Ratios/supplemental data
Net assets, end of period (in millions)                           $1,123      $1,063         $783         $690         $428
Ratio of expenses to average daily net assets(b)                    .69%        .68%         .68%         .56%         .57%
Ratio of net investment income (loss)
to average daily net assets                                        1.61%       4.76%        5.38%        4.60%        5.13%
Total return(c)                                                    1.59%       4.94%        5.52%        4.72%        5.25%

Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.


--------------------------------------------------------------------------------
56p AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

AXP VP - Diversified Equity Income Fund

Per share income and capital changes(a)
Fiscal period ended Aug. 31,                                       2002         2001      2000(b)
Net asset value, beginning of period                              $10.20      $10.05       $ 9.76
Income from investment operations:
Net investment income (loss)                                         .13         .11          .10
Net gains (losses) (both realized and unrealized)                  (1.75)        .15          .30
Total from investment operations                                   (1.62)        .26          .40
Less distributions:
Dividends from net investment income                                (.13)       (.11)        (.11)
Distributions from realized gains                                   (.04)         --           --
Total distributions                                                 (.17)       (.11)        (.11)
Net asset value, end of period                                    $ 8.41      $10.20       $10.05

Ratios/supplemental data
Net assets, end of period (in millions)                             $267        $106          $23
Ratio of expenses to average daily net assets(c),(d)                .87%        .91%         .95%(f)
Ratio of net investment income (loss)
to average daily net assets                                        1.59%       1.49%        1.42%(f)
Portfolio turnover rate (excluding short-term securities)            35%         68%          53%
Total return(e)                                                  (16.16%)      2.56%        4.21%

Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from Sept. 15, 1999 (date the Fund became available) to Aug. 31, 2000.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses would have been 1.17% and 1.49% for the periods ended 2001 and 2000, respectively.

(e) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(f)  Adjusted to an annual basis.

AXP VP - Emerging Markets Fund

Per share income and capital changes(a)
Fiscal period ended Aug. 31,                                       2002         2001      2000(b)
Net asset value, beginning of period                               $6.68      $ 9.61       $10.23
Income from investment operations:
Net investment income (loss)                                         .02         .01         (.01)
Net gains (losses) (both realized and unrealized)                    .34       (2.94)        (.60)
Total from investment operations                                     .36       (2.93)        (.61)
Less distributions:
Tax return of capital                                                 --          --         (.01)
Net asset value, end of period                                     $7.04      $ 6.68       $ 9.61

Ratios/supplemental data
Net assets, end of period (in millions)                              $10          $6           $6
Ratio of expenses to average daily net assets(c),(d)               1.68%       1.75%        1.69%(f)
Ratio of net investment income (loss)
to average daily net assets                                         .31%        .20%        (.36%)(f)
Portfolio turnover rate (excluding short-term securities)           215%        203%          37%
Total return(e)                                                    5.45%     (30.49%)      (6.03%)

Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from May 1, 2000 (date the Fund became available) to Aug. 31, 2000.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses would have been 2.36%, 3.49% and 2.42% for the periods ended 2002, 2001 and 2000, respectively.

(e) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(f)  Adjusted to an annual basis.


--------------------------------------------------------------------------------
57p AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

AXP VP - Equity Select Fund

Per share income and capital changes(a)
Fiscal period ended Aug. 31,                               2002       2001(b)
Net asset value, beginning of period                      $ 9.57      $10.27
Income from investment operations:
Net investment income (loss)                                (.04)       (.01)
Net gains (losses) (both realized and unrealized)           (.99)       (.69)
Total from investment operations                           (1.03)       (.70)
Net asset value, end of period                            $ 8.54      $ 9.57

Ratios/supplemental data
Net assets, end of period (in millions)                      $72         $14
Ratio of expenses to average daily net assets(c),(d)       1.10%       1.10%(f)
Ratio of net investment income (loss)
to average daily net assets                                (.76%)      (.45%)(f)
Portfolio turnover rate (excluding short-term securities)    20%         19%
Total return(e)                                          (10.77%)     (6.82%)

Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from May 1, 2001 (date the Fund became available) to Aug. 31, 2001.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses would have been 1.39% and 2.99% for the periods ended 2002 and 2001, respectively.

(e) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(f)  Adjusted to an annual basis.

AXP VP - Extra Income Fund

Per share income and capital changes(a)
Fiscal period ended Aug. 31,                                       2002         2001         2000         1999         1998
Net asset value, beginning of period                              $ 6.83       $7.76        $8.75       $ 9.54       $10.39
Income from investment operations:
Net investment income (loss)                                         .56         .79          .85          .92          .95
Net gains (losses) (both realized and unrealized)                  (1.17)       (.95)        (.99)        (.69)        (.80)
Total from investment operations                                    (.61)       (.16)        (.14)         .23          .15
Less distributions:
Dividends from net investment income                                (.56)       (.77)        (.85)        (.92)        (.95)
Distributions from realized gains                                     --          --           --         (.10)        (.05)
Total distributions                                                 (.56)       (.77)        (.85)       (1.02)       (1.00)
Net asset value, end of period                                    $ 5.66       $6.83        $7.76       $ 8.75       $ 9.54

Ratios/supplemental data
Net assets, end of period (in millions)                             $577        $609         $595         $638         $564
Ratio of expenses to average daily net assets(b)                    .83%        .82%         .82%         .70%         .69%
Ratio of net investment income (loss)
to average daily net assets                                        8.91%      11.04%       10.35%       10.17%        9.21%
Portfolio turnover rate (excluding short-term securities)           135%         86%          63%          50%          66%
Total return(c)                                                   (9.33%)     (1.89%)      (1.59%)       2.61%        1.03%

Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.


--------------------------------------------------------------------------------
58p AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

AXP VP - Federal Income Fund

Per share income and capital changes(a)
Fiscal period ended Aug. 31,                                       2002         2001      2000(b)
Net asset value, beginning of period                              $10.34      $ 9.95       $10.02
Income from investment operations:
Net investment income (loss)                                         .34         .52          .51
Net gains (losses) (both realized and unrealized)                    .23         .39         (.06)
Total from investment operations                                     .57         .91          .45
Less distributions:
Dividends from net investment income                                (.34)       (.52)        (.52)
Distributions from realized gains                                   (.02)         --           --
Total distributions                                                 (.36)       (.52)        (.52)
Net asset value, end of period                                    $10.55      $10.34       $ 9.95

Ratios/supplemental data
Net assets, end of period (in millions)                             $276        $106          $37
Ratio of expenses to average daily net assets(c),(d)                .83%        .84%         .87%(f)
Ratio of net investment income (loss)
to average daily net assets                                        3.24%       4.94%        5.49%(f)
Portfolio turnover rate (excluding short-term securities)           292%         95%          67%
Total return(e)                                                    5.42%       9.29%        4.64%

Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from Sept. 15, 1999 (date the Fund became available) to Aug. 31, 2000.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses would have been 0.87% and 0.89% for the periods ended 2001 and 2000, respectively.

(e) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(f)  Adjusted to an annual basis.

AXP VP - Global Bond Fund

Per share income and capital changes(a)
Fiscal period ended Aug. 31,                                       2002         2001         2000         1999         1998
Net asset value, beginning of period                              $ 9.76       $9.34        $9.84       $10.09       $10.32
Income from investment operations:
Net investment income (loss)                                         .38         .43          .32          .55          .60
Net gains (losses) (both realized and unrealized)                    .36         .23         (.51)        (.29)        (.21)
Total from investment operations                                     .74         .66         (.19)         .26          .39
Less distributions:
Dividends from net investment income                                (.48)       (.24)        (.31)        (.51)        (.58)
Distributions from realized gains                                     --          --           --           --         (.04)
Total distributions                                                 (.48)       (.24)        (.31)        (.51)        (.62)
Net asset value, end of period                                    $10.02       $9.76        $9.34       $ 9.84       $10.09

Ratios/supplemental data
Net assets, end of period (in millions)                             $233        $191         $177         $197         $183
Ratio of expenses to average daily net assets(b)                   1.08%       1.07%        1.07%         .96%         .95%
Ratio of net investment income (loss)
to average daily net assets                                        3.92%       4.54%        4.81%        5.36%        5.81%
Portfolio turnover rate (excluding short-term securities)            46%         34%          50%          56%          14%
Total return(c)                                                    7.83%       7.14%       (1.90%)       2.50%        3.82%

Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.


--------------------------------------------------------------------------------
59p AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

AXP VP - Growth Fund

Per share income and capital changes(a)
Fiscal period ended Aug. 31,                                       2002         2001      2000(b)
Net asset value, beginning of period                              $ 6.48      $13.46       $ 9.72
Income from investment operations:
Net investment income (loss)                                          --        (.01)          --
Net gains (losses) (both realized and unrealized)                  (1.48)      (6.97)        3.75
Total from investment operations                                   (1.48)      (6.98)        3.75
Less distributions:
Tax return of capital                                                 --          --         (.01)
Net asset value, end of period                                    $ 5.00      $ 6.48       $13.46

Ratios/supplemental data
Net assets, end of period (in millions)                             $144        $177         $195
Ratio of expenses to average daily net assets(c),(d)                .81%        .90%         .95%(f)
Ratio of net investment income (loss)
to average daily net assets                                          --%       (.19%)       (.09%)(f)
Portfolio turnover rate (excluding short-term securities)           272%         41%          17%
Total return(e)                                                  (22.80%)    (51.87%)      38.59%

Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from Sept. 15, 1999 (date the Fund became available) to Aug. 31, 2000.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses would have been 0.91% and 0.97% for the periods ended 2001 and 2000, respectively.

(e) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(f)  Adjusted to an annual basis.

AXP VP - International Fund

Per share income and capital changes(a)
Fiscal period ended Aug. 31,                                       2002         2001         2000         1999         1998
Net asset value, beginning of period                              $ 8.39      $16.98       $17.26       $14.25       $14.09
Income from investment operations:
Net investment income (loss)                                         .07         .03          .06          .12          .14
Net gains (losses) (both realized and unrealized)                  (1.35)      (5.57)        2.50         3.04          .42
Total from investment operations                                   (1.28)      (5.54)        2.56         3.16          .56
Less distributions:
Dividends from net investment income                                (.07)       (.03)        (.01)        (.07)        (.15)
Distributions from realized gains                                   (.01)      (2.97)       (2.83)        (.08)        (.19)
Excess distributions from net investment income                     (.03)       (.05)          --           --           --
Excess distributions from realized gains                              --          --           --           --         (.06)
Total distributions                                                 (.11)      (3.05)       (2.84)        (.15)        (.40)
Net asset value, end of period                                    $ 7.00      $ 8.39       $16.98       $17.26       $14.25

Ratios/supplemental data
Net assets, end of period (in millions)                             $873      $1,310       $2,389       $2,221       $2,023
Ratio of expenses to average daily net assets(b)                   1.07%       1.04%        1.02%         .94%         .94%
Ratio of net investment income (loss)
to average daily net assets                                         .83%        .31%         .27%         .70%         .94%
Portfolio turnover rate (excluding short-term securities)           140%        278%         118%         102%          86%
Total return(c)                                                  (15.38%)    (36.90%)      14.74%       22.18%        4.09%

Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.


--------------------------------------------------------------------------------
60p AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

AXP VP - Managed Fund

Per share income and capital changes(a)
Fiscal period ended Aug. 31,                                       2002         2001         2000         1999         1998
Net asset value, beginning of period                              $15.30      $20.81       $18.84       $17.25       $18.87
Income from investment operations:
Net investment income (loss)                                         .33         .44          .47          .50          .49
Net gains (losses) (both realized and unrealized)                  (1.88)      (4.32)        2.85         3.29         (.12)
Total from investment operations                                   (1.55)      (3.88)        3.32         3.79          .37
Less distributions:
Dividends from net investment income                                (.34)       (.39)        (.48)        (.49)        (.48)
Distributions from realized gains                                  (1.09)      (1.24)        (.87)       (1.71)       (1.50)
Excess distributions from net investment income                       --          --           --           --         (.01)
Total distributions                                                (1.43)      (1.63)       (1.35)       (2.20)       (1.99)
Net asset value, end of period                                    $12.32      $15.30       $20.81       $18.84       $17.25

Ratios/supplemental data
Net assets, end of period (in millions)                           $2,709      $3,759       $5,223       $5,046       $4,413
Ratio of expenses to average daily net assets(b)                    .77%        .76%         .75%         .63%         .64%
Ratio of net investment income (loss)
to average daily net assets                                        2.31%       2.46%        2.37%        2.62%        2.56%
Portfolio turnover rate (excluding short-term securities)           103%         63%          49%          44%          50%
Total return(c)                                                  (10.91%)    (19.37%)      18.42%       22.98%        1.74%

Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

AXP VP - New Dimensions Fund

Per share income and capital changes(a)
Fiscal period ended Aug. 31,                                       2002         2001         2000         1999         1998
Net asset value, beginning of period                              $15.49      $25.03       $18.87       $13.29       $12.95
Income from investment operations:
Net investment income (loss)                                         .07         .02          .03          .06          .08
Net gains (losses) (both realized and unrealized)                  (2.42)      (8.01)        6.34         5.60          .34
Total from investment operations                                   (2.35)      (7.99)        6.37         5.66          .42
Less distributions:
Dividends from net investment income                                (.07)       (.02)        (.04)        (.06)        (.08)
Distributions from realized gains                                   (.01)      (1.53)        (.17)        (.02)          --
Total distributions                                                 (.08)      (1.55)        (.21)        (.08)        (.08)
Net asset value, end of period                                    $13.06      $15.49       $25.03       $18.87       $13.29

Ratios/supplemental data
Net assets, end of period (in millions)                           $3,045      $3,892       $5,564       $3,538       $1,960
Ratio of expenses to average daily net assets(b)                    .79%        .79%         .78%         .68%         .69%
Ratio of net investment income (loss)
to average daily net assets                                         .47%        .12%         .15%         .34%         .59%
Portfolio turnover rate (excluding short-term securities)            27%         27%          28%          27%          34%
Total return(c)                                                  (15.17%)    (33.05%)      34.01%       42.61%        3.19%

Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credit on cash balances.

(c) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.


--------------------------------------------------------------------------------
61p AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

AXP VP - Partners Small Cap Value Fund

Per share income and capital changes(a)
Fiscal period ended Aug. 31,                                 2002      2001(b)
Net asset value, beginning of period                        $9.84     $10.01
Income from investment operations:
Net investment income (loss)                                 (.03)      (.01)
Net gains (losses) (both realized and unrealized)            (.29)      (.16)
Total from investment operations                             (.32)      (.17)
Net asset value, end of period                              $9.52     $ 9.84

Ratios/supplemental data
Net assets, end of period (in millions)                       $63         $5
Ratio of expenses to average daily net assets(c),(d)        1.48%      1.50%(f)
Ratio of net investment income (loss)
to average daily net assets                                 (.67%)    (1.15%)(f)
Portfolio turnover rate (excluding short-term securities)     12%         0%
Total return(e)                                            (3.19%)    (1.77%)

Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from Aug. 14, 2001 (date the Fund became available) to Aug. 31, 2001.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses would have been 6.86% for the period ended 2001.

(e) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(f)  Adjusted to an annual basis.

AXP VP - S&P 500 Index Fund

Per share income and capital changes(a)
Fiscal period ended Aug. 31,                                       2002         2001       2000(b)
Net asset value, beginning of period                              $ 7.71      $10.38       $10.06
Income from investment operations:
Net investment income (loss)                                         .07         .06          .02
Net gains (losses) (both realized and unrealized)                  (1.47)      (2.65)         .33
Total from investment operations                                   (1.40)      (2.59)         .35
Less distributions:
Dividends from net investment income                                (.07)       (.06)        (.03)
Distributions from realized gains                                     --        (.02)          --
Total distributions                                                 (.07)       (.08)        (.03)
Net asset value, end of period                                    $ 6.24      $ 7.71       $10.38

Ratios/supplemental data
Net assets, end of period (in millions)                              $99         $56          $21
Ratio of expenses to average daily net assets(c),(d)                .50%        .49%         .48%(f)
Ratio of net investment income (loss)
to average daily net assets                                        1.01%        .85%         .72%(f)
Portfolio turnover rate (excluding short-term securities)            72%        137%          44%
Total return(e)                                                  (18.29%)    (24.96%)       3.49%

Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from May 1, 2000 (date the Fund became available) to Aug. 31, 2000.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses would have been 0.82%, 1.31% and 1.57% for the periods ended 2002, 2001 and 2000, respectively.

(e) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(f)  Adjusted to an annual basis.


--------------------------------------------------------------------------------
62p AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

AXP VP - Small Cap Advantage Fund

Per share income and capital changes(a)
Fiscal period ended Aug. 31,                                       2002         2001      2000(b)
Net asset value, beginning of period                              $10.13      $12.58       $ 9.90
Income from investment operations:
Net investment income (loss)                                        (.02)       (.01)        (.02)
Net gains (losses) (both realized and unrealized)                  (1.32)      (2.09)        2.78
Total from investment operations                                   (1.34)      (2.10)        2.76
Less distributions:
Distributions from realized gains                                     --        (.35)        (.08)
Net asset value, end of period                                    $ 8.79      $10.13       $12.58

Ratios/supplemental data
Net assets, end of period (in millions)                              $59         $49          $31
Ratio of expenses to average daily net assets(c),(d)               1.11%       1.16%        1.19%(f)
Ratio of net investment income (loss)
to average daily net assets                                        (.21%)      (.08%)       (.24%)(f)
Portfolio turnover rate (excluding short-term securities)           156%        152%         169%
Total return(e)                                                  (13.28%)    (16.68%)      28.19%

Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from Sept. 15, 1999 (date the Fund became available) to Aug. 31, 2000.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses would have been 1.26% and 1.43% for the periods ended 2001 and 2000, respectively.

(e) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(f)  Adjusted to an annual basis.

AXP VP - Stock Fund

Per share income and capital changes(a)
Fiscal period ended Aug. 31,                                  2002      2001(b)
Net asset value, beginning of period                         $ 9.52     $9.82
Income from investment operations:
Net investment income (loss)                                    .05       .01
Net gains (losses) (both realized and unrealized)             (1.52)     (.30)
Total from investment operations                              (1.47)     (.29)
Less distributions:
Dividends from net investment income                           (.05)     (.01)
Net asset value, end of period                               $ 8.00     $9.52

Ratios/supplemental data
Net assets, end of period (in millions)                          $5        $2
Ratio of expenses to average daily net assets(c),(d)          1.10%     1.10%(f)
Ratio of net investment income (loss)
to average daily net assets                                    .56%      .90%(f)
Portfolio turnover rate (excluding short-term securities)       93%        4%
Total return(e)                                             (15.53%)   (2.97%)

Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from Aug. 13, 2001 (date the Fund became available) to Aug. 31, 2001.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses would have been 2.44% and 11.36% for the periods ended 2002 and 2001, respectively.

(e) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(f)  Adjusted to an annual basis.


--------------------------------------------------------------------------------
63p AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

AXP VP - Strategy Aggressive Fund

Per share income and capital changes(a)
Fiscal period ended Aug. 31,                                       2002         2001         2000         1999         1998
Net asset value, beginning of period                              $ 8.29     $ 27.82       $16.46       $13.10       $17.17
Income from investment operations:
Net investment income (loss)                                        (.04)        .01          .01          .05          .01
Net gains (losses) (both realized and unrealized)                  (2.53)     (13.01)       13.17         4.36        (2.57)
Total from investment operations                                   (2.57)     (13.00)       13.18         4.41        (2.56)
Less distributions:
Dividends from net investment income                                  --        (.02)          --         (.05)        (.01)
Distributions from realized gains                                     --       (6.51)       (1.82)       (1.00)       (1.49)
Excess distributions from realized gains                              --          --           --           --         (.01)
Total distributions                                                   --       (6.53)       (1.82)       (1.05)       (1.51)
Net asset value, end of period                                    $ 5.72      $ 8.29       $27.82       $16.46       $13.10

Ratios/supplemental data
Net assets, end of period (in millions)                             $991      $1,815       $4,197       $2,327       $1,976
Ratio of expenses to average daily net assets(b)                    .81%        .78%         .77%         .67%         .66%
Ratio of net investment income (loss)
to average daily net assets                                        (.50%)       .10%         .04%         .31%         .08%
Portfolio turnover rate (excluding short-term securities)           180%        166%         143%         207%         176%
Total return(c)                                                  (30.97%)    (53.61%)      84.97%       35.27%      (16.40%)

Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

The information in these tables has been audited by KPMG LLP, independent auditors. The independent auditors' report and additional information about the performance of each Fund are contained in the Funds' annual report which, if not included with this prospectus, may be obtained without charge.


--------------------------------------------------------------------------------
64p AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

Additional information about the Fund and its investments is available in the Fund's SAI, annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of market conditions and investment strategies that significantly affected the Fund during the last fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report or the semiannual report, or to make inquiries about the Fund, contact American Express Variable Portfolio Funds.

American Express Variable Portfolio Funds
70100 AXP Financial Center
Minneapolis, MN 55474
(800) 862-7919 TTY: (800) 846-4852

You may review and copy information about the Fund, including the SAI, at the Securities and Exchange Commission's (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 1-202-942-8090). Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102.

Investment Company Act File #s:

AXP Variable Portfolio - Blue Chip Advantage Fund              811-3218
AXP Variable Portfolio - Bond Fund                             811-3219
AXP Variable Portfolio - Capital Resource Fund                 811-3218
AXP Variable Portfolio - Cash Management Fund                  811-3190
AXP Variable Portfolio - Diversified Equity Income Fund        811-4252
AXP Variable Portfolio - Emerging Markets Fund                 811-3218
AXP Variable Portfolio - Equity Select Fund                    811-3218
AXP Variable Portfolio - Extra Income Fund                     811-3219
AXP Variable Portfolio - Federal Income Fund                   811-3219
AXP Variable Portfolio - Global Bond Fund                      811-3219
AXP Variable Portfolio - Growth Fund                           811-3218
AXP Variable Portfolio - International Fund                    811-3218
AXP Variable Portfolio - Managed Fund                          811-4252
AXP Variable Portfolio - New Dimensions Fund                   811-3218
AXP Variable Portfolio - Partners Small Cap Value Fund        811-10383
AXP Variable Portfolio - S&P 500 Index Fund                    811-3218
AXP Variable Portfolio - Small Cap Advantage Fund              811-3218
AXP Variable Portfolio - Stock Fund                            811-3218
AXP Variable Portfolio - Strategy Aggressive Fund              811-3218

-------------------------------------------------------------------------------
(logo)
AMERICAN
 EXPRESS
(R)
-------------------------------------------------------------------------------
American Express Variable Portfolio Funds
70100 AXP Financial Center
Minneapolis, MN 55474

                                                             S-6466-99 V (10/02)

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR

                 AXP(R) Variable Portfolio - Income Series, Inc.

                      AXP(R) Variable Portfolio - Bond Fund

                  AXP(R) Variable Portfolio - Extra Income Fund

                 AXP(R) Variable Portfolio - Federal Income Fund

                  AXP(R) Variable Portfolio - Global Bond Fund

               AXP(R) Variable Portfolio - Investment Series, Inc.

              AXP(R) Variable Portfolio - Blue Chip Advantage Fund

                AXP(R) Variable Portfolio - Capital Resource Fund

                AXP(R) Variable Portfolio - Emerging Markets Fund

                 AXP(R) Variable Portfolio - Equity Select Fund

                     AXP(R) Variable Portfolio - Growth Fund

                 AXP(R) Variable Portfolio - International Fund

               AXP(R) Variable Portfolio - New Dimensions Fund(R)

                 AXP(R) Variable Portfolio - S&P 500 Index Fund

              AXP(R) Variable Portfolio - Small Cap Advantage Fund

                     AXP(R) Variable Portfolio - Stock Fund

              AXP(R) Variable Portfolio - Strategy Aggressive Fund

                AXP(R) Variable Portfolio - Managed Series, Inc.

           AXP(R) Variable Portfolio - Diversified Equity Income Fund

                    AXP(R) Variable Portfolio - Managed Fund

              AXP(R) Variable Portfolio - Money Market Series, Inc.

                AXP(R) Variable Portfolio - Cash Management Fund

                AXP(R) Variable Portfolio - Partners Series, Inc.

            AXP(R) Variable Portfolio - Partners Small Cap Value Fund

            (singularly and collectively, where the context requires,
                            referred to as the Fund)

                                  Oct. 30, 2002

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus and the Financial Statements contained in the most recent Annual Report to shareholders (Annual Report) that may be obtained from your financial advisor or by writing to American Express(R) Variable Portfolio Funds, 70100 AXP Financial Center, Minneapolis, MN 55474 or by calling
(800) 862-7919.

The Independent Auditors' Report and the Financial Statements, including Notes to the Financial Statements and the Schedule of Investments in Securities, contained in the Annual Report are incorporated in this SAI by reference. No other portion of the Annual Report, however, is incorporated by reference. The prospectus for the Fund, dated the same date as this SAI, also is incorporated in this SAI by reference.

Table of Contents


Fundamental Investment Policies                               p.  3

Investment Strategies and Types of Investments                p. 13

Information Regarding Risks and Investment Strategies         p. 23

Security Transactions                                         p. 39

Brokerage Commissions Paid to Brokers Affiliated with
   IDS Life                                                   p. 44

Performance Information                                       p. 45

Valuing Fund Shares                                           p. 47

Selling Shares                                                p. 48

Capital Loss Carryover                                        p. 49

Taxes                                                         p. 49

Agreements                                                    p. 50

Organizational Information                                    p. 62

Board Members and Officers                                    p. 64

Independent Auditors                                          p. 72

Appendix A: Description of Money Market Securities            p. 73

Appendix B: Description of Ratings                            p. 75

Appendix C: Additional Information About the Index            p. 78


--------------------------------------------------------------------------------
2 -- AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

Fundamental Investment Policies

Throughout this SAI, the funds are referred to as follows:

AXP Variable Portfolio - Blue Chip Advantage Fund (Blue Chip Advantage)
AXP Variable Portfolio - Bond Fund (Bond)
AXP Variable Portfolio - Capital Resource Fund (Capital Resource)
AXP Variable Portfolio - Cash Management Fund (Cash Management)
AXP Variable Portfolio - Diversified Equity Income Fund (Diversified Equity Income)
AXP Variable Portfolio - Emerging Markets Fund (Emerging Markets)
AXP Variable Portfolio - Equity Select Fund (Equity Select)
AXP Variable Portfolio - Extra Income Fund (Extra Income)
AXP Variable Portfolio - Federal Income Fund (Federal Income)
AXP Variable Portfolio - Global Bond Fund (Global Bond)
AXP Variable Portfolio - Growth Fund (Growth)
AXP Variable Portfolio - International Fund (International)
AXP Variable Portfolio - Managed Fund (Managed)
AXP Variable Portfolio - New Dimensions Fund (New Dimensions)
AXP Variable Portfolio - Partners Small Cap Value Fund (Partners Small Cap
Value)
AXP Variable Portfolio - S&P 500 Index Fund (S&P 500 Index)
AXP Variable Portfolio - Small Cap Advantage Fund (Small Cap Advantage)
AXP Variable Portfolio - Stock Fund (Stock)
AXP Variable Portfolio - Strategy Aggressive Fund (Strategy Aggressive)

Fundamental investment policies adopted by the Fund cannot be changed without the approval of a majority of the outstanding voting securities of the Fund as defined in the Investment Company Act of 1940, as amended (the 1940 Act).

Notwithstanding any of the Fund's other investment policies, the Fund may invest its assets in an open-end management investment company having substantially the same investment objectives, policies, and restrictions as the Fund for the purpose of having those assets managed as part of a combined pool.

The policies below are fundamental policies that apply to the Fund and may be changed only with shareholder approval. Unless holders of a majority of the outstanding voting securities agree to make the change, the Fund will not:

Blue Chip Advantage

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o Concentrate in any one industry. According to the present interpretation by the Securities and Exchange Commission (SEC), this means that up to 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

o   Purchase more than 10% of the outstanding voting securities of an issuer.

o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o   Issue senior securities, except as permitted under the 1940 Act.

o   Lend Fund securities in excess of 30% of its net assets.

o Make a loan of any part of its assets to American Express Financial Corporation (AEFC), to the board members and officers of AEFC or to its own board members and officers.

--------------------------------------------------------------------------------
3 -- AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

Bond


o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them. It may be considered an underwriter under securities laws when it sells restricted securities.


o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Fund will not purchase additional securities at any time borrowing for temporary purposes exceeds 5%.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o Concentrate in any one industry. According to the present interpretation by the SEC, this means that up to 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

o   Purchase more than 10% of the outstanding voting securities of an issuer.

o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o   Lend Fund securities in excess of 30% of its net assets.

Capital Resource

o Invest more than 5% of its total assets, at market value, in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities. Up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of the Fund's total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Fund will not purchase additional securities at any time borrowing for temporary purposes exceeds 5%.

o   Lend Fund securities in excess of 30% of its net assets.

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them. It may be considered an underwriter under securities laws when it sell restricted securities.

o Concentrate in any one industry. According to the present interpretation by the SEC, this means that up to 25% of a Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

o   Purchase more than 10% of the outstanding voting securities of an issuer.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.


o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.


o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

--------------------------------------------------------------------------------
4 -- AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

Cash Management

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them. It may be considered an underwriter under securities laws when it sell restricted securities.

o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Fund will not purchase additional securities at any time borrowing for temporary purposes exceeds 5%.

o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities.

o   Buy on margin or sell short.

o Make cash loans. However, the Fund does make short-term investments which it may have an agreement with the seller to reacquire.

o Buy or sell real estate, commodities or commodity contracts. For purposes of this policy, real estate includes real estate limited partnerships.

o   Lend Fund securities in excess of 30% of its net assets, at market value.

o Purchase common stocks, preferred stocks, warrants, other equity securities, corporate bonds or debentures, state bonds, municipal bonds, or industrial revenue bonds.


o Intentionally invest more than 25% of the Fund's assets taken at market value in any particular industry, except with respect to investing in U.S. government or agency securities and bank obligations. Investments are varied according to what is judged advantageous under different economic conditions.

o   Issue senior securities, except as permitted under the 1940 Act.


Diversified Equity Income

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o   Purchase more than 10% of the outstanding voting securities of an issuer.

o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o   Issue senior securities, except as permitted under the 1940 Act.

o   Lend Fund securities in excess of 30% of its net assets.

o Concentrate in any one industry. According to the present interpretation by the SEC, this means that up to 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

--------------------------------------------------------------------------------
5 -- AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

Emerging Markets

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o Concentrate in any one industry. According to the present interpretation by the SEC, this means that up to 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

o   Purchase more than 10% of the outstanding voting securities of an issuer.

o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o Make a loan of any part of its assets to AEFC, to the board members and officers of AEFC or to its own board members and officers.

o   Lend Fund securities in excess of 30% of its net assets.

o   Issue senior securities, except as permitted under the 1940 Act.

Equity Select

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o Concentrate in any one industry. According to the present interpretation by the SEC, this means that up to 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

o   Purchase more than 10% of the outstanding voting securities of an issuer.

o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o   Lend Fund securities in excess of 30% of its net assets.

--------------------------------------------------------------------------------
6 -- AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

Extra Income

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them. It may be considered an underwriter under securities laws when it sells restricted securities.

o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o   Purchase more than 10% of the outstanding voting securities of an issuer.

o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o   Lend Fund securities in excess of 30% of its net assets.

o   Issue senior securities, except as permitted under the 1940 Act.

o Concentrate in any one industry. According to the present interpretation by the SEC, this means that up to 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

Federal Income

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o   Purchase more than 10% of the outstanding voting securities of an issuer.

o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o Make a loan of any part of its assets to AEFC, to the board members and officers of AEFC or to its own board members and officers.

o   Lend Fund securities in excess of 30% of its net assets.

o   Issue senior securities, except as permitted under the 1940 Act.

o Concentrate in any one industry. According to the present interpretation by the SEC, this means that up to 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

--------------------------------------------------------------------------------
7 -- AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

Global Bond

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them. It may be considered an underwriter under securities laws when it sells restricted securities.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing.

o Concentrate in any one industry. According to the present interpretation by the SEC, this means that up to 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

o   Purchase more than 10% of the outstanding voting securities of an issuer.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o Make a loan of any part of its assets to AEFC, to the board members and officers of AEFC or to its own board members and officers.

o   Lend Fund securities in excess of 30% of its net assets.

o   Issue senior securities, except as permitted under the 1940 Act.

Growth

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing.

o Concentrate in any one industry. According to the present interpretation by the SEC, this means that up to 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

o   Purchase more than 10% of the outstanding voting securities of an issuer.

o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o   Issue senior securities, except as permitted under the 1940 Act

o Make a loan of any part of its assets to AEFC, to the board members and officers of AEFC or to its own board members and officers.

o   Lend Fund securities in excess of 30% of its net assets.

--------------------------------------------------------------------------------
8 -- AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

International

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them. It may be considered an underwriter under securities laws when it sells restricted securities.

o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Fund will not purchase additional securities at any time borrowing for temporary purposes exceeds 5%.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o Concentrate in any one industry. According to the present interpretation by the SEC, this means that up to 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

o   Purchase more than 10% of the outstanding voting securities of an issuer.

o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o Make a loan of any part of its assets to AEFC, to the board members and officers of AEFC or to its own board members and officers.

o   Lend Fund securities in excess of 30% of its net assets.

o   Issue senior securities, except as permitted under the 1940 Act.

Managed

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them. It may be considered an underwriter under securities laws when it sells restricted securities.

o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Fund has not borrowed in the past and has no present intention to borrow.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o Concentrate in any one industry. According to the present interpretation by the Securities and Exchange Commission (SEC), this means that up to 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

o   Purchase more than 10% of the outstanding voting securities of an issuer.

o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o Make a loan of any part of its assets to AEFC, to the board members and officers of AEFC or to its own board members and officers.

o   Lend Fund securities in excess of 30% of its net assets.

o   Issue senior securities, except as permitted under the 1940 Act.

--------------------------------------------------------------------------------
9 -- AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

New Dimensions

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them. It may be considered an underwriter under securities laws when it sells restricted securities.

o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o Concentrate in any one industry. According to the present interpretation by the SEC, this means that up to 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

o   Purchase more than 10% of the outstanding voting securities of an issuer.

o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o Make a loan of any part of its assets to AEFC, to the board members and officers of AEFC or to its own board members and officers.

o   Lend Fund securities in excess of 30% of its net assets.

Partners Small Cap Value

o Act as an underwriter (sell securities for others) except to the extent that, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

o Borrow money in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o Concentrate in any one industry. According to the present interpretation by the SEC, this means that up to 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options, futures contracts and foreign currency or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o   Issue senior securities, except as permitted under the 1940 Act.

o   Lend Fund securities in excess of 30% of its net assets.

--------------------------------------------------------------------------------
10 -- AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

S&P 500 Index

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o Concentrate in any one industry. According to the present interpretation by the SEC, this means that up to 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o Make a loan of any part of its assets to AEFC, to the board members and officers of AEFC or to its own board members and officers.

o   Lend Fund securities in excess of 30% of its net assets.

o   Issue senior securities, except as permitted under the 1940 Act.

Small Cap Advantage

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o Concentrate in any one industry. According to the present interpretation by the SEC, this means that up to 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

o   Purchase more than 10% of the outstanding voting securities of an issuer.

o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o   Issue senior securities, except as permitted under the 1940 Act.

o   Lend Fund securities in excess of 30% of its net assets.

--------------------------------------------------------------------------------
11 -- AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

Stock

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o Concentrate in any one industry. According to the present interpretation by the SEC, this means that up to 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

o   Purchase more than 10% of the outstanding voting securities of an issuer.

o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o   Lend Fund securities in excess of 30% of its net assets.

Strategy Aggressive

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them. It may be considered an underwriter under securities laws when it sells restricted securities.

o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Fund will not purchase additional securities at any time borrowing for temporary purposes exceeds 5%.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o   Purchase more than 10% of the outstanding voting securities of an issuer.

o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o Make a loan of any part of its assets to AEFC, to the board members and officers of AEFC or to its own board members and officers.

o   Lend Fund securities in excess of 30% of its net assets.

o Concentrate in any one industry. According to the present interpretation by the SEC, this means that up to 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

Except for the fundamental investment policies listed above, the other investment policies described in the prospectus and in this SAI are not fundamental and may be changed by the board at any time.

--------------------------------------------------------------------------------
12 -- AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

Investment Strategies and Types Of Investments

This table shows various investment strategies and investments that many funds are allowed to engage in and purchase. It is intended to show the breadth of investments that the investment manager may make on behalf of the Fund. For a description of principal risks, please see the prospectus. Notwithstanding the Fund's ability to utilize these strategies and techniques, the investment manager is not obligated to use them at any particular time. For example, even though the investment manager is authorized to adopt temporary defensive positions and is authorized to hedge against certain types of risk, these practices are left to the investment manager's sole discretion.

Investment strategies and types of investments                                 Allowable for the Fund?
                                                                                                                Diversified
                                                            Blue Chip                  Capital        Cash        Equity
                                                            Advantage      Bond       Resource     Management     Income
Agency and Government Securities                               yes           yes          yes          yes          yes
Borrowing                                                      yes           yes          yes          yes          yes
Cash/Money Market Instruments                                  yes           yes          yes          yes          yes
Collateralized Bond Obligations                                yes           yes          yes           no          yes
Commercial Paper                                               yes           yes          yes          yes          yes
Common Stock                                                   yes           yes          yes           no          yes
Convertible Securities                                         yes           yes          yes           no          yes
Corporate Bonds                                                yes           yes          yes           no          yes
Debt Obligations                                               yes           yes          yes          yes          yes
Depositary Receipts                                            yes           yes          yes           no          yes
Derivative Instruments                                         yes           yes          yes           no          yes
Foreign Currency Transactions                                  yes           yes          yes           no          yes
Foreign Securities                                             yes           yes          yes          yes          yes
Funding Agreements                                              no            no           no          yes           no

High-Yield (High-Risk) Securities (Junk Bonds)                  no*          yes          yes           no*         yes
Illiquid and Restricted Securities                             yes           yes          yes          yes          yes

Indexed Securities                                             yes           yes          yes           no          yes
Inverse Floaters                                                no           yes           no           no           no
Investment Companies                                           yes           yes          yes          yes          yes
Lending of Portfolio Securities                                yes           yes          yes          yes          yes
Loan Participations                                            yes           yes          yes           no          yes
Mortgage- and Asset-Backed Securities                           no           yes          yes          yes          yes
Mortgage Dollar Rolls                                           no           yes           no           no           no
Municipal Obligations                                          yes           yes          yes           no          yes
Preferred Stock                                                yes           yes          yes           no          yes
Real Estate Investment Trusts                                  yes           yes          yes           no          yes
Repurchase Agreements                                          yes           yes          yes          yes          yes
Reverse Repurchase Agreements                                  yes           yes          yes          yes          yes
Short Sales                                                     no            no           no           no           no
Sovereign Debt                                                 yes           yes          yes          yes          yes
Structured Products                                            yes           yes          yes           no          yes
Variable- or Floating-Rate Securities                          yes           yes          yes          yes          yes
Warrants                                                       yes           yes          yes           no          yes
When-Issued Securities                                         yes           yes          yes           no          yes
Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities           yes           yes          yes           no          yes


* The Fund may hold bonds that are downgraded to junk bond status, if the bonds were rated investment grade at the time of purchase.


--------------------------------------------------------------------------------
13 -- AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

Investment strategies and types of investments                                 Allowable for the Fund?
                                                            Emerging      Equity        Extra        Federal      Global
                                                             Markets      Select       Income        Income        Bond
Agency and Government Securities                               yes           yes          yes          yes          yes
Borrowing                                                      yes           yes          yes          yes          yes
Cash/Money Market Instruments                                  yes           yes          yes          yes          yes
Collateralized Bond Obligations                                yes           yes          yes          yes          yes
Commercial Paper                                               yes           yes          yes          yes          yes
Common Stock                                                   yes           yes          yes           no          yes
Convertible Securities                                         yes           yes          yes           no          yes
Corporate Bonds                                                yes           yes          yes          yes          yes
Debt Obligations                                               yes           yes          yes          yes          yes
Depositary Receipts                                            yes           yes          yes           no          yes
Derivative Instruments                                         yes           yes          yes          yes          yes
Foreign Currency Transactions                                  yes           yes          yes           no          yes
Foreign Securities                                             yes           yes          yes          yes          yes
Funding Agreements                                              no            no           no           no           no

High-Yield (High-Risk) Securities (Junk Bonds)                 yes           no*          yes          no*          yes

Illiquid and Restricted Securities                             yes           yes          yes          yes          yes
Indexed Securities                                             yes           yes          yes          yes          yes
Inverse Floaters                                                no            no          yes          yes          yes
Investment Companies                                           yes           yes          yes          yes          yes
Lending of Portfolio Securities                                yes           yes          yes          yes          yes
Loan Participations                                            yes           yes          yes          yes          yes
Mortgage- and Asset-Backed Securities                          yes           yes          yes          yes          yes
Mortgage Dollar Rolls                                           no            no          yes          yes          yes
Municipal Obligations                                          yes           yes          yes          yes          yes
Preferred Stock                                                yes           yes          yes           no          yes
Real Estate Investment Trusts                                  yes           yes          yes          yes          yes
Repurchase Agreements                                          yes           yes          yes          yes          yes
Reverse Repurchase Agreements                                  yes           yes          yes          yes          yes
Short Sales                                                     no            no           no          yes           no
Sovereign Debt                                                 yes           yes          yes          yes          yes
Structured Products                                            yes           yes          yes          yes          yes
Variable- or Floating-Rate Securities                          yes           yes          yes          yes          yes
Warrants                                                       yes           yes          yes          yes          yes
When-Issued Securities                                         yes           yes          yes          yes          yes
Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities           yes           yes          yes          yes          yes


* The Fund may hold bonds that are downgraded to junk bond status, if the bonds were rated investment grade at the time of purchase.


--------------------------------------------------------------------------------
14 -- AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

Investment strategies and types of investments                                 Allowable for the Fund?
                                                                                                                 Partners
                                                                                                       New         Small
                                                             Growth    International   Managed     Dimensions    Cap Value
Agency and Government Securities                               yes           yes          yes          yes          yes
Borrowing                                                      yes           yes          yes          yes          yes
Cash/Money Market Instruments                                  yes           yes          yes          yes          yes
Collateralized Bond Obligations                                yes           yes          yes          yes           no
Commercial Paper                                               yes           yes          yes          yes          yes
Common Stock                                                   yes           yes          yes          yes          yes
Convertible Securities                                         yes           yes          yes          yes          yes
Corporate Bonds                                                yes           yes          yes          yes          yes
Debt Obligations                                               yes           yes          yes          yes          yes
Depositary Receipts                                            yes           yes          yes          yes          yes
Derivative Instruments                                         yes           yes          yes          yes          yes
Foreign Currency Transactions                                  yes           yes          yes          yes          yes
Foreign Securities                                             yes           yes          yes          yes          yes
Funding Agreements                                              no            no           no           no           no

High-Yield (High-Risk) Securities (Junk Bonds)                  no*           no*         yes          yes          yes

Illiquid and Restricted Securities                             yes           yes          yes          yes          yes
Indexed Securities                                             yes           yes          yes          yes          yes
Inverse Floaters                                                no            no          yes           no           no
Investment Companies                                           yes           yes          yes          yes          yes
Lending of Portfolio Securities                                yes           yes          yes          yes          yes
Loan Participations                                            yes           yes          yes          yes           no
Mortgage- and Asset-Backed Securities                          yes           yes          yes          yes          yes
Mortgage Dollar Rolls                                           no            no          yes           no           no
Municipal Obligations                                          yes           yes          yes          yes          yes
Preferred Stock                                                yes           yes          yes          yes          yes
Real Estate Investment Trusts                                  yes           yes          yes          yes          yes
Repurchase Agreements                                          yes           yes          yes          yes          yes
Reverse Repurchase Agreements                                  yes           yes          yes          yes          yes
Short Sales                                                     no            no           no           no           no
Sovereign Debt                                                 yes           yes          yes          yes           no
Structured Products                                            yes           yes          yes          yes          yes
Variable- or Floating-Rate Securities                          yes           yes          yes          yes          yes
Warrants                                                       yes           yes          yes          yes          yes
When-Issued Securities                                         yes           yes          yes          yes          yes
Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities           yes           yes          yes          yes          yes


* The Fund may hold bonds that are downgraded to junk bond status, if the bonds were rated investment grade at the time of purchase.


--------------------------------------------------------------------------------
15 -- AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

Investment strategies and types of investments                           Allowable for the Fund?
                                                             S&P 500     Small Cap                  Strategy
                                                              Index      Advantage      Stock      Aggressive
Agency and Government Securities                               yes           yes          yes          yes
Borrowing                                                      yes           yes          yes          yes
Cash/Money Market Instruments                                  yes           yes          yes          yes
Collateralized Bond Obligations                                yes            no          yes          yes
Commercial Paper                                               yes           yes          yes          yes
Common Stock                                                   yes           yes          yes          yes
Convertible Securities                                         yes           yes          yes          yes
Corporate Bonds                                                yes           yes          yes          yes
Debt Obligations                                               yes           yes          yes          yes
Depositary Receipts                                            yes           yes          yes          yes
Derivative Instruments                                         yes           yes          yes          yes
Foreign Currency Transactions                                  yes           yes          yes          yes
Foreign Securities                                             yes           yes          yes          yes
Funding Agreements                                              no            no           no           no

High-Yield (High-Risk) Securities (Junk Bonds)                  no*           no*         yes          yes

Illiquid and Restricted Securities                             yes           yes          yes          yes
Indexed Securities                                             yes           yes          yes          yes
Inverse Floaters                                                no            no           no           no
Investment Companies                                           yes           yes          yes          yes
Lending of Portfolio Securities                                yes           yes          yes          yes
Loan Participations                                            yes            no          yes          yes
Mortgage- and Asset-Backed Securities                           no            no          yes          yes
Mortgage Dollar Rolls                                           no            no           no           no
Municipal Obligations                                          yes           yes          yes          yes
Preferred Stock                                                yes           yes          yes          yes
Real Estate Investment Trusts                                  yes           yes          yes          yes
Repurchase Agreements                                          yes           yes          yes          yes
Reverse Repurchase Agreements                                  yes           yes          yes          yes
Short Sales                                                    yes            no           no           no
Sovereign Debt                                                 yes            no          yes          yes
Structured Products                                            yes           yes          yes          yes
Variable- or Floating-Rate Securities                          yes           yes          yes          yes
Warrants                                                       yes           yes          yes          yes
When-Issued Securities                                         yes           yes          yes          yes
Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities           yes           yes          yes          yes


* The Fund may hold bonds that are downgraded to junk bond status, if the bonds were rated investment grade at the time of purchase.


--------------------------------------------------------------------------------
16 -- AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

The following are guidelines that may be changed by the board at any time:

Blue Chip Advantage

o Under normal market conditions, at least 80% of the Fund's net assets are invested in blue chip stocks. Blue chip stocks are issued by companies with a market capitalization of at least $1 billion, an established management, a history of consistent earnings and a leading position within their respective industries. The Fund will provide shareholders with at least 60 days notice of any change in the 80% policy.

o The Fund may invest up to 20% of its total assets in foreign investments included in the market index.

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o The Fund will not buy on margin or sell short, except the Fund may make margin payments in connection with transactions in stock index futures contracts.

o   The Fund will not invest in a company to control or manage it.

o The Fund will not invest more than 10% of its total assets in securities of investment companies.

Bond

o Under normal market conditions, at least 80% of the Fund's net assets are invested in bonds. The Fund will provide shareholders with at least 60 days notice of any change in the 80% policy.

o At least 50% of the Fund's net assets will be invested in bonds rated investment - grade, unrated corporate bonds that are believed to be of investment grade quality, and government bonds.

o   The Fund may invest up to 25% of its total assets in foreign investments.

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.

o The Fund will not buy on margin or sell short, except the Fund may enter into interest rate futures contracts.

o The Fund will not invest more than 10% of its total assets in securities of investment companies.


o   The Fund will not invest in a company to control or manage it.


Capital Resource

o   The Fund may invest up to 25% of its total assets in foreign investments.

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.

o The Fund will not buy on margin or sell short, except the Fund may enter into stock index futures contracts.

o   The Fund will not invest in a company to control or manage it.

o The Fund will not invest more than 10% of its total assets in securities of investment companies.

--------------------------------------------------------------------------------
17 -- AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

Cash Management


o The Fund will not invest more than 10% of its net assets in securities that are illiquid whether or not registration or the filing of a notification under the Securities Act of 1933 or the taking of similar action under other securities laws relating to the sale of securities is required. A risk of any such investment is that it might not be able to be easily liquidated. For the purpose of this policy, repurchase agreements with maturities greater than seven days and non-negotiable fixed time deposits will be treated as illiquid securities.


o   The Fund may invest up to 25% of its total assets in foreign investments.

o   The Fund will not invest in securities that are not readily marketable.

o The Fund may invest in commercial paper rated in the highest rating category by at least two nationally recognized statistical rating organizations (or by one, if only one rating is assigned) and in unrated paper determined by the board of directors to be of comparable quality. The Fund also may invest up to 5% of its assets in commercial paper receiving the second highest rating or in unrated paper determined to be of comparable quality.

o The Fund will not invest more than 10% of its total assets in securities of investment companies.


o Notwithstanding any of the Fund's other investment policies, the Fund may invest its assets in an open-end management investment company having substantially the same investment objectives, policies and restrictions as the Fund for the purpose of having those assets managed as part of a combined pool.


Diversified Equity Income

o Under normal market conditions, the Fund will invest at least 80% of its net assets in dividend-paying common and preferred stocks. The Fund will provide shareholders with at least 60 days notice of any change in the 80% policy.

o No more than 20% of the Fund's net assets may be invested in bonds below investment grade unless the bonds are convertible securities.

o   The Fund may invest up to 25% of its total assets in foreign investments.

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.

o The Fund will not buy on margin or sell short, except the Fund may make margin payments in connection with transactions in futures contracts.

o   The Fund will not invest in a company to control or manage it.

o The Fund will not invest more than 10% of its total assets in securities of investment companies.

Emerging Markets

o Under normal market conditions, at least 80% of the Fund's net assets will be invested in securities of companies located in emerging market countries. Emerging market countries are characterized as developing or emerging by either the World Bank or the United Nations. The Fund will provide shareholders with at least 60 days notice of any change in the 80% policy.

o   The Fund may invest up to 20% of its net assets in bonds.

o The Fund may invest up to 10% of its net assets in bonds rated below investment grade, including Brady bonds.

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.

o The Fund will not buy on margin or sell short, except the Fund may make margin payments in connection with transactions in derivative instruments.

o The Fund will not invest more than 10% of its total assets in securities of investment companies.

o   The Fund will not invest in a company to control or manage it.

--------------------------------------------------------------------------------
18 -- AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

Equity Select

o Under normal market conditions, the Fund will invest at least 80% of its net assets in equity securities. The Fund invests primarily in medium-sized companies and may also invest in small- and large-sized companies. The Fund will provide shareholders with at least 60 days notice of any change in the 80% policy.

o The Fund only invests in bonds given the four highest ratings by Moody's Investors Service, Inc. or by Standard & Poor's Corporation or in bonds of comparable quality in the judgment of the investment manager.

o   The Fund may invest up to 25% of its total assets in foreign investments.

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.

o The Fund will not buy on margin or sell short, except the Fund may make margin payments in connection with transactions in derivative instruments.

o The Fund will not invest more than 10% of its total assets in securities of investment companies.

o   The Fund will not invest in a company to control or manage it.

Extra Income

o Under normal market conditions, the Fund will invest at least 80% of its net assets in high-yielding, high risk corporate bonds (junk bonds). The Fund will provide shareholders with at least 60 days notice of any change in the 80% policy.

o The Fund may invest up to 10% of its total assets in common stocks, preferred stocks that do not pay dividends and warrants to purchase common stocks.

o   The Fund may invest up to 25% of its total assets in foreign investments.

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.

o The Fund will not invest more than 10% of its total assets in securities of investment companies.

o   The Fund will not invest in a company to control or manage it.

o The Fund will not buy on margin or sell short, except the Fund may enter into interest rate futures contracts.

Federal Income

o Under normal market conditions, at least 80% of the Fund's net assets will be invested in securities issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities. The Fund will provide shareholders with at least 60 days notice of any change in the 80% policy.

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.

o The Fund will not buy on margin, but it may make margin payments in connection with interest rate futures contracts.

o The Fund will not invest more than 10% of its total assets in securities of investment companies.

o   The Fund will not invest in a company to control or manage it.

--------------------------------------------------------------------------------
19 -- AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

Global Bond

o Under normal market conditions, at least 80% of the Fund's net assets will be invested in investment-grade corporate or government debt securities, including money market instruments, of issuers located in at least three different countries. The Fund will provide shareholders with at least 60 days notice of any change in the 80% policy.

o The Fund may not purchase debt securities rated lower than B by Moody's Investors Service Inc. or the equivalent.

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.

o The Fund will not buy on margin or sell short, but the Fund may make margin payments in connection with transactions in futures contracts.

o The Fund will not invest more than 10% of its total assets in securities of investment companies.

o   The Fund will not invest in a company to control or manage it.

Growth

o   The Fund will not invest in bonds rated below investment grade.

o   The Fund may invest up to 25% of its total assets in foreign investments.

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.

o The Fund will not buy on margin or sell short, except the Fund may make margin payments in connection with transactions in stock index futures contracts.

o The Fund will not invest more than 10% of its total assets in securities of investment companies.

o   The Fund will not invest in a company to control or manage it.

International

o Normally, investments in U.S. issuers generally will constitute less than 20% of the Fund's total assets.

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.

o The Fund will not buy on margin or sell short, except the Fund may make margin payments in connection with transactions in derivative instruments.

o   The Fund will not invest in a company to control or manage it.

o The Fund will not invest more than 10% of its assets in securities of investment companies except by purchase in the open market where the dealer's or sponsor's profit is the regular commission.

Managed

o Under normal market conditions, the Fund invests at least 50% of its total assets in common stocks.

o   The Fund may invest up to 25% of its total assets in foreign investment.

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.

o The Fund will not buy on margin or sell short, except it may enter into stock index futures and interest rate futures contracts.

o   The Fund will not invest in a company to control or manage it.

o The Fund will not invest more than 10% of its total assets in securities of investment companies.

--------------------------------------------------------------------------------
20 -- AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

New Dimensions

o   The Fund may invest up to 30% of its total assets in foreign investments.

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.

o The Fund will not buy on margin or sell short, but the Fund may make margin payments in connection with transactions in stock index futures contracts.

o The Fund will not invest more than 10% of its assets in securities of investment companies.

o   The Fund will not invest in a company to control or manage it.

Partners Small Cap Value

o Under normal market conditions, at least 80% of the Fund's net assets are invested in small capitalization companies with market capitalization of up to $2 billion at the time the Fund invests in them. The Fund will provide shareholders with at least 60 days notice of any change in the 80% policy.

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.

o The Fund will not buy on margin or sell short, except the Fund may make margin payments in connection with transactions in derivative instruments.

o The Fund will not invest more than 10% of its total assets in securities of investment companies.

o The Fund will not make additional investments while any borrowing remains outstanding.

S&P 500 Index

o Under normal market conditions, at least 80% of the Fund's net assets are invested in securities that are contained in the S&P 500 Index. The Fund will provide shareholders with at least 60 days notice of any change in the 80% policy.

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o The Fund will not buy on margin, except the Fund may make margin payments in connection with transactions in futures contracts.

For additional information about the Index, see Appendix C.

Small Cap Advantage

o Under normal market conditions, at least 80% of the Fund's net assets are invested in equity securities of small companies. The Fund will provide shareholders with at least 60 days notice of any change in the 80% policy.

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.

o The Fund will not buy on margin or sell short, except the Fund may make margin payments in connection with transactions in derivative instruments.

o The Fund will not invest more than 10% of its total assets in securities of investment companies.

--------------------------------------------------------------------------------
21 -- AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

Stock

o Under normal market conditions, at least 80% of the Fund's net assets will be invested in common stocks and securities convertible into common stock of U.S. and foreign companies. The Fund will provide shareholders with at least 60 days notice of any change in the 80% policy.

o The Fund will not invest more than 5% of its net assets in bonds below investment grade.

o The Fund will not purchase securities rated below C by Moody's Investors Service, Inc. or Standard & Poor's Corporation or the equivalent.

o   The Fund may invest up to 25% of its total assets in foreign investments.

o No more than 5% of the Fund's net assets can be used at any one time for god faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.

o The Fund will not invest more than 10% of its net assets in securities of investment companies.

o The Fund will not buy on margin or sell short, except the Fund may make margin payments in connection with transactions in stock index futures contracts.

o   The Fund will not invest in a company to control or manage it.

Strategy Aggressive

o Under normal market conditions, at least 65% of the fund's total assets are invested in equity securities.

o   The Fund may invest up to 25% of its total assets in foreign investments.

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.

o The Fund will not buy on margin or sell securities short, except the Fund may enter into stock index futures contracts.

o The Fund will not invest more than 10% of its total assets in the securities of investment companies.

o   The Fund will not invest in a company to control or manage it.

--------------------------------------------------------------------------------
22 -- AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

Information Regarding Risks and Investment Strategies

RISKS
The following is a summary of common risk characteristics. Following this summary is a description of certain investments and investment strategies and the risks most commonly associated with them (including certain risks not described below and, in some cases, a more comprehensive discussion of how the risks apply to a particular investment or investment strategy). Please remember that a mutual fund's risk profile is largely defined by the fund's primary securities and investment strategies. However, most mutual funds are allowed to use certain other strategies and investments that may have different risk characteristics. Accordingly, one or more of the following types of risk may be associated with the Fund at any time (for a description of principal risks, please see the prospectus):

Call/Prepayment Risk
The risk that a bond or other security might be called (or otherwise converted, prepaid, or redeemed) before maturity. This type of risk is closely related to "reinvestment risk."

Company Risk
The prospects for a company may vary because of a variety of factors, including the success of the company, disappointing earnings, or changes in the competitive environment. As a result, the success of the companies in which the Fund invests will affect the Fund's performance.

Correlation Risk
The risk that a given transaction may fail to achieve its objectives due to an imperfect relationship between markets. Certain investments may react more negatively than others in response to changing market conditions.

Credit Risk
The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation (such as payments due on a bond or a note). The price of junk bonds may react more to the ability of the issuing company to pay interest and principal when due than to changes in interest rates. Junk bonds have greater price fluctuations and are more likely to experience a default than investment grade bonds.

Event Risk
Occasionally, the value of a security may be seriously and unexpectedly changed by a natural or industrial accident or occurrence.

Foreign/Emerging Markets Risk
The following are all components of foreign/emerging markets risk:

Country risk includes the political, economic, and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

Emerging markets risk includes the dramatic pace of change (economic, social, and political) in emerging market countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

--------------------------------------------------------------------------------
23 -- AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

Inflation Risk
Also known as purchasing power risk, inflation risk measures the effects of continually rising prices on investments. If an investment's yield is lower than the rate of inflation, your money will have less purchasing power as time goes on.

Interest Rate Risk
The risk of losses attributable to changes in interest rates. This term is generally associated with bond prices (when interest rates rise, bond prices fall). In general, the longer the maturity of a bond, the higher its yield and the greater its sensitivity to changes in interest rates.

Issuer Risk
The risk that an issuer, or the value of its stocks or bonds, will perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

Legal/Legislative Risk
Congress and other governmental units have the power to change existing laws affecting securities. A change in law might affect an investment adversely.

Leverage Risk
Some derivative investments (such as options, futures, or options on futures) require little or no initial payment and base their price on a security, a currency, or an index. A small change in the value of the underlying security, currency, or index may cause a sizable gain or loss in the price of the instrument.

Liquidity Risk
Securities may be difficult or impossible to sell at the time that the Fund would like. The Fund may have to lower the selling price, sell other investments, or forego an investment opportunity.

Management Risk
The risk that a strategy or selection method utilized by the investment manager may fail to produce the intended result. When all other factors have been accounted for and the investment manager chooses an investment, there is always the possibility that the choice will be a poor one.

Market Risk
The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Reinvestment Risk
The risk that an investor will not be able to reinvest income or principal at the same rate it currently is earning.

Sector/Concentration Risk
Investments that are concentrated in a particular issuer, geographic region, or industry will be more susceptible to changes in price (the more you diversify, the more you spread risk).

Small Company Risk
Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. In addition, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less than is typical of larger companies.

--------------------------------------------------------------------------------
24 -- AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

INVESTMENT STRATEGIES
The following information supplements the discussion of the Fund's investment objectives, policies, and strategies that are described in the prospectus and in this SAI. The following describes many strategies that many mutual funds use and types of securities that they purchase. Please refer to the section entitled Investment Strategies and Types of Investments to see which are applicable to the Fund.

Agency and Government Securities
The U.S. government and its agencies issue many different types of securities. U.S. Treasury bonds, notes, and bills and securities including mortgage pass through certificates of the Government National Mortgage Association (GNMA) are guaranteed by the U.S. government. Other U.S. government securities are issued or guaranteed by federal agencies or government-sponsored enterprises but are not guaranteed by the U.S. government. This may increase the credit risk associated with these investments.

Government-sponsored entities issuing securities include privately owned, publicly chartered entities created to reduce borrowing costs for certain sectors of the economy, such as farmers, homeowners, and students. They include the Federal Farm Credit Bank System, Farm Credit Financial Assistance Corporation, Federal Home Loan Bank, FHLMC, FNMA, Student Loan Marketing Association (SLMA), and Resolution Trust Corporation (RTC). Government-sponsored entities may issue discount notes (with maturities ranging from overnight to 360 days) and bonds. Agency and government securities are subject to the same concerns as other debt obligations. (See also Debt Obligations and Mortgage- and Asset-Backed Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with agency and government securities include:
Call/Prepayment Risk, Inflation Risk, Interest Rate Risk, Management Risk, and Reinvestment Risk.

Borrowing
The Fund may borrow money for temporary or emergency purposes and make other investments or engage in other transactions permissible under the 1940 Act that may be considered a borrowing (such as derivative instruments). Borrowings are subject to costs (in addition to any interest that may be paid) and typically reduce the Fund's total return. Except as qualified above, however, the Fund will not buy securities on margin.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with borrowing include: Inflation Risk and Management Risk.

Cash/Money Market Instruments
The Fund may maintain a portion of its assets in cash and cash-equivalent investments. Cash-equivalent investments include short-term U.S. and Canadian government securities and negotiable certificates of deposit, non-negotiable fixed-time deposits, bankers' acceptances, and letters of credit of banks or savings and loan associations having capital, surplus, and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. The Fund also may purchase short-term notes and obligations of U.S. and foreign banks and corporations and may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial banks. (See also Commercial Paper, Debt Obligations, Repurchase Agreements, and Variable- or Floating-Rate Securities.) These types of instruments generally offer low rates of return and subject the Fund to certain costs and expenses.

See Appendix A for a description of money market securities and Appendix B for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with cash/money market instruments include: Credit Risk, Inflation Risk, and Management Risk.

Collateralized Bond Obligations
Collateralized bond obligations (CBOs) are investment grade bonds backed by a pool of junk bonds. CBOs are similar in concept to collateralized mortgage obligations (CMOs), but differ in that CBOs represent different degrees of credit quality rather than different maturities. (See also Mortgage- and Asset-Backed Securities.) Underwriters of CBOs package a large and diversified pool of high-risk, high-yield junk bonds, which is then separated into "tiers." Typically, the first tier represents the higher quality collateral and pays the lowest interest rate; the second tier is backed by riskier bonds and pays a higher rate; the third tier represents the lowest credit quality and instead of receiving a fixed interest rate receives the residual interest payments -- money that is left over after the higher tiers have been paid. CBOs, like CMOs, are substantially overcollateralized and this, plus the diversification of the pool backing them, earns them investment-grade bond ratings. Holders of third-tier CBOs stand to earn high yields or less money depending on the rate of defaults in the collateral pool. (See also High-Yield (High-Risk) Securities (Junk Bonds).)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with CBOs include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, and Management Risk.

--------------------------------------------------------------------------------
25 -- AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

Commercial Paper
Commercial paper is a short-term debt obligation with a maturity ranging from 2 to 270 days issued by banks, corporations, and other borrowers. It is sold to investors with temporary idle cash as a way to increase returns on a short-term basis. These instruments are generally unsecured, which increases the credit risk associated with this type of investment. (See also Debt Obligations and Illiquid and Restricted Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with commercial paper include: Credit Risk, Liquidity Risk, and Management Risk.

Common Stock
Common stock represents units of ownership in a corporation. Owners typically are entitled to vote on the selection of directors and other important matters as well as to receive dividends on their holdings. In the event that a corporation is liquidated, the claims of secured and unsecured creditors and owners of bonds and preferred stock take precedence over the claims of those who own common stock.

The price of common stock is generally determined by corporate earnings, type of products or services offered, projected growth rates, experience of management, liquidity, and general market conditions for the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with common stock include: Issuer Risk, Management Risk, Market Risk, and Small Company Risk.

Convertible Securities
Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into common, preferred or other securities of the same or a different issuer within a particular period of time at a specified price. Some convertible securities, such as preferred equity-redemption cumulative stock (PERCs), have mandatory conversion features. Others are voluntary. A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks but lower yields than comparable non-convertible securities, (ii) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics, and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases.

The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with convertible securities include: Call/Prepayment Risk, Interest Rate Risk, Issuer Risk, Management Risk, Market Risk, and Reinvestment Risk.

Corporate Bonds
Corporate bonds are debt obligations issued by private corporations, as distinct from bonds issued by a government agency or a municipality. Corporate bonds typically have four distinguishing features: (1) they are taxable; (2) they have a par value of $1,000; (3) they have a term maturity, which means they come due all at once; and (4) many are traded on major exchanges. Corporate bonds are subject to the same concerns as other debt obligations. (See also Debt Obligations and High-Yield (High-Risk) Securities (Junk Bonds).)

Corporate bonds may be either secured or unsecured. Unsecured corporate bonds are generally referred to as "debentures." See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with corporate bonds include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Issuer Risk, Management Risk, and Reinvestment Risk.

--------------------------------------------------------------------------------
26 -- AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

Debt Obligations
Many different types of debt obligations exist (for example, bills, bonds, or notes). Issuers of debt obligations have a contractual obligation to pay interest at a specified rate on specified dates and to repay principal on a specified maturity date. Certain debt obligations (usually intermediate- and long-term bonds) have provisions that allow the issuer to redeem or "call" a bond before its maturity. Issuers are most likely to call these securities during periods of falling interest rates. When this happens, an investor may have to replace these securities with lower yielding securities, which could result in a lower return.

The market value of debt obligations is affected primarily by changes in prevailing interest rates and the issuers perceived ability to repay the debt. The market value of a debt obligation generally reacts inversely to interest rate changes. When prevailing interest rates decline, the price usually rises, and when prevailing interest rates rise, the price usually declines.

In general, the longer the maturity of a debt obligation, the higher its yield and the greater the sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability.

As noted, the values of debt obligations also may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the quality rating of a security, the higher the degree of risk as to the payment of interest and return of principal. To compensate investors for taking on such increased risk, those issuers deemed to be less creditworthy generally must offer their investors higher interest rates than do issuers with better credit ratings. (See also Agency and Government Securities, Corporate Bonds, and High-Yield (High-Risk) Securities (Junk Bonds).)

All ratings limitations are applied at the time of purchase. Subsequent to purchase, a debt security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require the sale of such a security, but it will be a factor in considering whether to continue to hold the security. To the extent that ratings change as a result of changes in a rating organization or their rating systems, the Fund will attempt to use comparable ratings as standards for selecting investments.

See Appendix B for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with debt obligations include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Issuer Risk, Management Risk, and Reinvestment Risk.

Depositary Receipts
Some foreign securities are traded in the form of American Depositary Receipts
(ADRs). ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities of foreign issuers. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are receipts typically issued by foreign banks or trust companies, evidencing ownership of underlying securities issued by either a foreign or U.S. issuer. Generally, depositary receipts in registered form are designed for use in the U.S. and depositary receipts in bearer form are designed for use in securities markets outside the U.S. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary receipts involve the risks of other investments in foreign securities. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications. (See also Common Stock and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with depositary receipts include: Foreign/Emerging Markets Risk, Issuer Risk, Management Risk, and Market Risk.

Derivative Instruments
Derivative instruments are commonly defined to include securities or contracts whose values depend, in whole or in part, on (or "derive" from) the value of one or more other assets, such as securities, currencies, or commodities.

A derivative instrument generally consists of, is based upon, or exhibits characteristics similar to options or forward contracts. Such instruments may be used to maintain cash reserves while remaining fully invested, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, or to pursue higher investment returns. Derivative instruments are characterized by requiring little or no initial payment. Their value changes daily based on a security, a currency, a group of securities or currencies, or an index. A small change in the value of the underlying security, currency, or index can cause a sizable percentage gain or loss in the price of the derivative instrument.

Options and forward contracts are considered to be the basic "building blocks" of derivatives. For example, forward-based derivatives include forward contracts, swap contracts, and exchange-traded futures. Forward-based derivatives are sometimes referred to generically as "futures contracts." Option-based derivatives include privately negotiated, over-the-counter (OTC) options (including caps, floors, collars, and options on futures) and exchange-traded options on futures. Diverse types of derivatives may be created by combining options or futures in different ways, and by applying these structures to a wide range of underlying assets.

--------------------------------------------------------------------------------
27 -- AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

Options. An option is a contract. A person who buys a call option for a security has the right to buy the security at a set price for the length of the contract. A person who sells a call option is called a writer. The writer of a call option agrees for the length of the contract to sell the security at the set price when the buyer wants to exercise the option, no matter what the market price of the security is at that time. A person who buys a put option has the right to sell a security at a set price for the length of the contract. A person who writes a put option agrees to buy the security at the set price if the purchaser wants to exercise the option during the length of the contract, no matter what the market price of the security is at that time. An option is covered if the writer owns the security (in the case of a call) or sets aside the cash or securities of equivalent value (in the case of a put) that would be required upon exercise.

The price paid by the buyer for an option is called a premium. In addition to the premium, the buyer generally pays a broker a commission. The writer receives a premium, less another commission, at the time the option is written. The premium received by the writer is retained whether or not the option is exercised. A writer of a call option may have to sell the security for a below-market price if the market price rises above the exercise price. A writer of a put option may have to pay an above-market price for the security if its market price decreases below the exercise price.

When an option is purchased, the buyer pays a premium and a commission. It then pays a second commission on the purchase or sale of the underlying security when the option is exercised. For record keeping and tax purposes, the price obtained on the sale of the underlying security is the combination of the exercise price, the premium, and both commissions.

One of the risks an investor assumes when it buys an option is the loss of the premium. To be beneficial to the investor, the price of the underlying security must change within the time set by the option contract. Furthermore, the change must be sufficient to cover the premium paid, the commissions paid both in the acquisition of the option and in a closing transaction or in the exercise of the option and sale (in the case of a call) or purchase (in the case of a put) of the underlying security. Even then, the price change in the underlying security does not ensure a profit since prices in the option market may not reflect such a change.

Options on many securities are listed on options exchanges. If the Fund writes listed options, it will follow the rules of the options exchange. Options are valued at the close of the New York Stock Exchange. An option listed on a national exchange, CBOE, or NASDAQ will be valued at the last quoted sales price or, if such a price is not readily available, at the mean of the last bid and ask prices.

Options on certain securities are not actively traded on any exchange, but may be entered into directly with a dealer. These options may be more difficult to close. If an investor is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the call written by the investor expires or is exercised.

Futures Contracts. A futures contract is a sales contract between a buyer (holding the "long" position) and a seller (holding the "short" position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. Many futures contracts trade in a manner similar to the way a stock trades on a stock exchange and the commodity exchanges.

Generally, a futures contract is terminated by entering into an offsetting transaction. An offsetting transaction is effected by an investor taking an opposite position. At the time a futures contract is made, a good faith deposit called initial margin is set up. Daily thereafter, the futures contract is valued and the payment of variation margin is required so that each day a buyer would pay out cash in an amount equal to any decline in the contract's value or receive cash equal to any increase. At the time a futures contract is closed out, a nominal commission is paid, which is generally lower than the commission on a comparable transaction in the cash market.

Futures contracts may be based on various securities, securities indices (such as the S&P 500 Index), foreign currencies and other financial instruments and indices.

Options on Futures Contracts. Options on futures contracts give the holder a right to buy or sell futures contracts in the future. Unlike a futures contract, which requires the parties to the contract to buy and sell a security on a set date (some futures are settled in cash), an option on a futures contract merely entitles its holder to decide on or before a future date (within nine months of the date of issue) whether to enter into a contract. If the holder decides not to enter into the contract, all that is lost is the amount (premium) paid for the option. Further, because the value of the option is fixed at the point of sale, there are no daily payments of cash to reflect the change in the value of the underlying contract. However, since an option gives the buyer the right to enter into a contract at a set price for a fixed period of time, its value does change daily.

One of the risks in buying an option on a futures contract is the loss of the premium paid for the option. The risk involved in writing options on futures contracts an investor owns, or on securities held in its portfolio, is that there could be an increase in the market value of these contracts or securities. If that occurred, the option would be exercised and the asset sold at a lower price than the cash market price. To some extent, the risk of not realizing a gain could be reduced by entering into a closing transaction. An

--------------------------------------------------------------------------------
28 -- AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS investor could enter into a closing transaction by purchasing an option with the same terms as the one previously sold. The cost to close the option and terminate the investor's obligation, however, might still result in a loss. Further, the investor might not be able to close the option because of insufficient activity in the options market. Purchasing options also limits the use of monies that might otherwise be available for long-term investments.

Options on Stock Indexes. Options on stock indexes are securities traded on national securities exchanges. An option on a stock index is similar to an option on a futures contract except all settlements are in cash. A fund exercising a put, for example, would receive the difference between the exercise price and the current index level.

Tax Treatment. As permitted under federal income tax laws and to the extent the Fund is allowed to invest in futures contracts, the Fund intends to identify futures contracts as mixed straddles and not mark them to market, that is, not treat them as having been sold at the end of the year at market value. If the Fund is using short futures contracts for hedging purposes, the Fund may be required to defer recognizing losses incurred on short futures contracts and on underlying securities.

Federal income tax treatment of gains or losses from transactions in options on futures contracts and indexes will depend on whether the option is a section 1256 contract. If the option is a non-equity option, the Fund will either make a 1256(d) election and treat the option as a mixed straddle or mark to market the option at fiscal year end and treat the gain/loss as 40% short-term and 60% long-term.

The IRS has ruled publicly that an exchange-traded call option is a security for purposes of the 50%-of-assets test and that its issuer is the issuer of the underlying security, not the writer of the option, for purposes of the diversification requirements.

Accounting for futures contracts will be according to generally accepted accounting principles. Initial margin deposits will be recognized as assets due from a broker (the Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in value of the contract will be recognized as unrealized gains or losses by marking to market on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments will be made or received depending upon whether gains or losses are incurred. All contracts and options will be valued at the last-quoted sales price on their primary exchange.

Other Risks of Derivatives.

The primary risk of derivatives is the same as the risk of the underlying asset, namely that the value of the underlying asset may go up or down. Adverse movements in the value of an underlying asset can expose an investor to losses. Derivative instruments may include elements of leverage and, accordingly, the fluctuation of the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the investment manager's ability to predict movements of the securities, currencies, and commodity markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy will succeed.

Another risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivative instruments is generally less than for privately-negotiated or OTC derivative instruments, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately-negotiated instruments, there is no similar clearing agency guarantee. In all transactions, an investor will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transaction and possibly other losses.

When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged for any change in the price of the underlying asset. With an imperfect hedge, the values of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investment, the hedge would not be perfectly correlated. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded.

Derivatives also are subject to the risk that they cannot be sold, closed out, or replaced quickly at or very close to their fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction.

Another risk is caused by the legal unenforcibility of a party's obligations under the derivative. A counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

(See also Foreign Currency Transactions.)

--------------------------------------------------------------------------------
29 -- AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

Although one or more of the other risks described in this SAI may apply, the largest risks associated with derivative instruments include: Leverage Risk, Liquidity Risk, and Management Risk.

Foreign Currency Transactions
Investments in foreign countries usually involve currencies of foreign countries. In addition, the Fund may hold cash and cash-equivalent investments in foreign currencies. As a result, the value of the Fund's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. Also, the Fund may incur costs in connection with conversions between various currencies. Currency exchange rates may fluctuate significantly over short periods of time causing the Fund's NAV to fluctuate. Currency exchange rates are generally determined by the forces of supply and demand in the foreign exchange markets, actual or anticipated changes in interest rates, and other complex factors. Currency exchange rates also can be affected by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments.

Spot Rates and Derivative Instruments. The Fund conducts its foreign currency exchange transactions either at the spot (cash) rate prevailing in the foreign currency exchange market or by entering into forward currency exchange contracts (forward contracts) as a hedge against fluctuations in future foreign exchange rates. (See also Derivative Instruments). These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such derivative instruments, the Fund could be disadvantaged by having to deal in the odd lot market for the underlying foreign currencies at prices that are less favorable than for round lots.

The Fund may enter into forward contracts to settle a security transaction or handle dividend and interest collection. When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency or has been notified of a dividend or interest payment, it may desire to lock in the price of the security or the amount of the payment in dollars. By entering into a forward contract, the Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between different currencies from the date the security is purchased or sold to the date on which payment is made or received or when the dividend or interest is actually received.

The Fund also may enter into forward contracts when management of the Fund believes the currency of a particular foreign country may change in relationship to another currency. The precise matching of forward contract amounts and the value of securities involved generally will not be possible since the future value of securities in foreign currencies more than likely will change between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movements is extremely difficult and successful execution of a short-term hedging strategy is highly uncertain. The Fund will not enter into such forward contracts or maintain a net exposure to such contracts when consummating the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's securities or other assets denominated in that currency.

The Fund will designate cash or securities in an amount equal to the value of the Fund's total assets committed to consummating forward contracts entered into under the second circumstance set forth above. If the value of the securities declines, additional cash or securities will be designated on a daily basis so that the value of the cash or securities will equal the amount of the Fund's commitments on such contracts.

At maturity of a forward contract, the Fund may either sell the security and make delivery of the foreign currency or retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an offsetting contract with the same currency trader obligating it to buy, on the same maturity date, the same amount of foreign currency.

If the Fund retains the security and engages in an offsetting transaction, the Fund will incur a gain or loss (as described below) to the extent there has been movement in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline between the date the Fund enters into a forward contract for selling foreign currency and the date it enters into an offsetting contract for purchasing the foreign currency, the Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to buy. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

It is impossible to forecast what the market value of securities will be at the expiration of a contract. Accordingly, it may be necessary for the Fund to buy additional foreign currency on the spot market (and bear the expense of that purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received on the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver.

--------------------------------------------------------------------------------
30 -- AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

The Fund's dealing in forward contracts will be limited to the transactions described above. This method of protecting the value of the Fund's securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange that can be achieved at some point in time. Although forward contracts tend to minimize the risk of loss due to a decline in value of hedged currency, they tend to limit any potential gain that might result should the value of such currency increase.

Although the Fund values its assets each business day in terms of U.S. dollars, it does not intend to convert its foreign currencies into U.S. dollars on a daily basis. It will do so from time to time, and shareholders should be aware of currency conversion costs. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (spread) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

Options on Foreign Currencies. The Fund may buy put and call options and write covered call and cash-secured put options on foreign currencies for hedging purposes. For example, a decline in the dollar value of a foreign currency in which securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against the diminutions in the value of securities, the Fund may buy put options on the foreign currency. If the value of the currency does decline, the Fund will have the right to sell the currency for a fixed amount in dollars and will offset, in whole or in part, the adverse effect on its portfolio that otherwise would have resulted.

Conversely, where a change in the dollar value of a currency would increase the cost of securities the Fund plans to buy, the Fund may buy call options on the foreign currency. The purchase of the options could offset, at least partially, the changes in exchange rates.

As in the case of other types of options, however, the benefit to the Fund derived from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Fund could sustain losses on transactions in foreign currency options that would require it to forego a portion or all of the benefits of advantageous changes in rates.

The Fund may write options on foreign currencies for the same types of hedging purposes. For example, when the Fund anticipates a decline in the dollar value of foreign-denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised and the diminution in value of securities will be fully or partially offset by the amount of the premium received.

Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, the Fund could write a put option on the relevant currency. If rates move in the manner projected, the put option will expire unexercised and allow the Fund to hedge increased cost up to the amount of the premium.

As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Fund would be required to buy or sell the underlying currency at a loss that may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the Fund also may be required to forego all or a portion of the benefits that might otherwise have been obtained from favorable movements on exchange rates.

All options written on foreign currencies will be covered. An option written on foreign currencies is covered if the Fund holds currency sufficient to cover the option or has an absolute and immediate right to acquire that currency without additional cash consideration upon conversion of assets denominated in that currency or exchange of other currency held in its portfolio. An option writer could lose amounts substantially in excess of its initial investments, due to the margin and collateral requirements associated with such positions.

Options on foreign currencies are traded through financial institutions acting as market-makers, although foreign currency options also are traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost.

Foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation (OCC), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting the Fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

--------------------------------------------------------------------------------
31 -- AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in certain foreign countries for that purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

Foreign Currency Futures and Related Options. The Fund may enter into currency futures contracts to buy or sell currencies. It also may buy put and call options and write covered call and cash-secured put options on currency futures. Currency futures contracts are similar to currency forward contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures call for payment of delivery in U.S. dollars. The Fund may use currency futures for the same purposes as currency forward contracts, subject to Commodity Futures Trading Commission (CFTC) limitations.

Currency futures and options on futures values can be expected to correlate with exchange rates, but will not reflect other factors that may affect the value of the Fund's investments. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect the Fund against price decline if the issuer's creditworthiness deteriorates. Because the value of the Fund's investments denominated in foreign currency will change in response to many factors other than exchange rates, it may not be possible to match the amount of a forward contract to the value of the Fund's investments denominated in that currency over time.

The Fund will hold securities or other options or futures positions whose values are expected to offset its obligations. The Fund will not enter into an option or futures position that exposes the Fund to an obligation to another party unless it owns either (i) an offsetting position in securities or (ii) cash, receivables and short-term debt securities with a value sufficient to cover its potential obligations.

(See also Derivative Instruments and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign currency transactions include: Correlation Risk, Interest Rate Risk, Leverage Risk, Liquidity Risk, and Management Risk.

Foreign Securities
Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations involve special risks, including those set forth below, which are not typically associated with investing in U.S. securities. Foreign companies are not generally subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic companies. Additionally, many foreign stock markets, while growing in volume of trading activity, have substantially less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than the volume and liquidity in the U.S. and, at times, volatility of price can be greater than in the U.S. Further, foreign markets have different clearance, settlement, registration, and communication procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in such procedures could result in temporary periods when assets are uninvested and no return is earned on them. The inability of an investor to make intended security purchases due to such problems could cause the investor to miss attractive investment opportunities. Payment for securities without delivery may be required in certain foreign markets and, when participating in new issues, some foreign countries require payment to be made in advance of issuance (at the time of issuance, the market value of the security may be more or less than the purchase price). Some foreign markets also have compulsory depositories (i.e., an investor does not have a choice as to where the securities are held). Fixed commissions on some foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Further, an investor may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. There is generally less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in the U.S. It may be more difficult for an investor's agents to keep currently informed about corporate actions such as stock dividends or other matters that may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delays or loss of certificates for portfolio securities. In addition, with respect to certain foreign countries, there is the possibility of nationalization, expropriation, the imposition of additional withholding or confiscatory taxes, political, social, or economic instability, diplomatic developments that could affect investments in those countries, or other unforeseen actions by regulatory bodies (such as changes to settlement or custody procedures).

--------------------------------------------------------------------------------
32 -- AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

The risks of foreign investing may be magnified for investments in emerging markets, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

The introduction of a single currency, the euro, on January 1, 1999 for participating European nations in the Economic and Monetary Union ("EU") presents unique uncertainties, including the legal treatment of certain outstanding financial contracts after January 1, 1999 that refer to existing currencies rather than the euro; the establishment and maintenance of exchange rates; the fluctuation of the euro relative to non-euro currencies during the transition period from January 1, 1999 to December 31, 2000 and beyond; whether the interest rate, tax or labor regimes of European countries participating in the euro will converge over time; and whether the conversion of the currencies of other EU countries such as the United Kingdom and Greece into the euro and the admission of other non-EU countries such as Poland, Latvia, and Lithuania as members of the EU may have an impact on the euro.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign securities include: Foreign/Emerging Markets Risk, Issuer Risk, and Management Risk.

Funding Agreements
Funding agreements are short-term, privately placed, debt obligations of insurance companies that offer a fixed- or floating-rate of interest. These investments are not readily marketable and therefore are considered to be illiquid securities. (See also Illiquid and Restricted Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with funding agreements include: Credit Risk and Liquidity Risk.

High-Yield (High-Risk) Securities (Junk Bonds)
High yield (high-risk) securities are sometimes referred to as "junk bonds." They are non-investment grade (lower quality) securities that have speculative characteristics. Lower quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below.

See the appendix for a discussion of securities ratings. (See also Debt Obligations.)

It is not clear how the lower quality and comparable unrated security market would withstand a prolonged recession or whether a prolonged recession could severely disrupt the market for and adversely affect the value of such securities.

All interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of lower-quality and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality and comparable unrated securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-quality securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific corporate developments, the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by an issuer of these securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a lower quality security defaulted, an investor might incur additional expenses to seek recovery.

Credit ratings issued by credit rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of lower-quality securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the securities. Consequently, credit ratings are used only as a preliminary indicator of investment quality.

An investor may have difficulty disposing of certain lower-quality and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all lower quality and comparable unrated securities, there is no established retail secondary market for many of these securities. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. The lack of a liquid secondary market for certain securities also may make it more difficult for an investor to obtain accurate market quotations. Market quotations are generally available on many lower-quality and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

--------------------------------------------------------------------------------
33 -- AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

Legislation may be adopted from time to time designed to limit the use of certain lower quality and comparable unrated securities by certain issuers.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with high-yield (high-risk) securities include:
Call/Prepayment Risk, Credit Risk, Currency Risk, Interest Rate Risk, and Management Risk.

Illiquid and Restricted Securities
The Fund may invest in illiquid securities (i.e., securities that are not readily marketable). These securities may include, but are not limited to, certain securities that are subject to legal or contractual restrictions on resale, certain repurchase agreements, and derivative instruments.

To the extent the Fund invests in illiquid or restricted securities, it may encounter difficulty in determining a market value for such securities. Disposing of illiquid or restricted securities may involve time-consuming negotiations and legal expense, and it may be difficult or impossible for the Fund to sell such an investment promptly and at an acceptable price.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with illiquid and restricted securities include:
Liquidity Risk and Management Risk.

Indexed Securities
The value of indexed securities is linked to currencies, interest rates, commodities, indexes, or other financial indicators. Most indexed securities are short- to intermediate-term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. Indexed securities may be more volatile than the underlying instrument itself and they may be less liquid than the securities represented by the index. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with indexed securities include: Liquidity Risk, Management Risk, and Market Risk.

Inverse Floaters
Inverse floaters are created by underwriters using the interest payment on securities. A portion of the interest received is paid to holders of instruments based on current interest rates for short-term securities. The remainder, minus a servicing fee, is paid to holders of inverse floaters. As interest rates go down, the holders of the inverse floaters receive more income and an increase in the price for the inverse floaters. As interest rates go up, the holders of the inverse floaters receive less income and a decrease in the price for the inverse floaters. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with inverse floaters include: Interest Rate Risk and Management Risk.

Investment Companies
The Fund may invest in securities issued by registered and unregistered investment companies. These investments may involve the duplication of advisory fees and certain other expenses.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with the securities of other investment companies include: Management Risk and Market Risk.

Lending of Portfolio Securities
The Fund may lend certain of its portfolio securities to broker-dealers. The current policy of the Fund's board is to make these loans, either long- or short-term, to broker-dealers. In making loans, the Fund receives the market price in cash, U.S. government securities, letters of credit, or such other collateral as may be permitted by regulatory agencies and approved by the board. If the market price of the loaned securities goes up, the Fund will get additional collateral on a daily basis. The risks are that the borrower may not provide additional collateral when required or return the securities when due. During the existence of the loan, the Fund receives cash payments equivalent to all interest or other distributions paid on the loaned securities. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or money market instruments held as collateral to the borrower or placing broker. The Fund will receive reasonable interest on the loan or a flat fee from the borrower and amounts equivalent to any dividends, interest, or other distributions on the securities loaned.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with the lending of portfolio securities include:
Credit Risk and Management Risk.

--------------------------------------------------------------------------------
34 -- AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

Loan Participations
Loans, loan participations, and interests in securitized loan pools are interests in amounts owed by a corporate, governmental, or other borrower to a lender or consortium of lenders (typically banks, insurance companies, investment banks, government agencies, or international agencies). Loans involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to an investor in the event of fraud or misrepresentation.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with loan participations include: Credit Risk and Management Risk.

Mortgage- and Asset-Backed Securities
Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and Collateralized Mortgage Obligations (CMOs). These securities may be issued or guaranteed by U.S. government agencies or instrumentalities (see also Agency and Government Securities), or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Mortgage-backed securities issued by private lenders may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement.

Stripped mortgage-backed securities are a type of mortgage-backed security that receive differing proportions of the interest and principal payments from the underlying assets. Generally, there are two classes of stripped mortgage-backed securities: Interest Only (IO) and Principal Only (PO). IOs entitle the holder to receive distributions consisting of all or a portion of the interest on the underlying pool of mortgage loans or mortgage-backed securities. POs entitle the holder to receive distributions consisting of all or a portion of the principal of the underlying pool of mortgage loans or mortgage-backed securities. The cash flows and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. A slow rate of principal payments may adversely affect the yield to maturity of POs. If prepayments of principal are greater than anticipated, an investor in IOs may incur substantial losses. If prepayments of principal are slower than anticipated, the yield on a PO will be affected more severely than would be the case with a traditional mortgage-backed security.

CMOs are hybrid mortgage-related instruments secured by pools of mortgage loans or other mortgage-related securities, such as mortgage pass through securities or stripped mortgage-backed securities. CMOs may be structured into multiple classes, often referred to as "tranches," with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than its stated maturity.

The yield characteristics of mortgage-backed securities differ from those of other debt securities. Among the differences are that interest and principal payments are made more frequently on mortgage-backed securities, usually monthly, and principal may be repaid at any time. These factors may reduce the expected yield.

Asset-backed securities have structural characteristics similar to mortgage-backed securities. Asset-backed debt obligations represent direct or indirect participation in, or secured by and payable from, assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property, and receivables from credit card or other revolving credit arrangements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Payments or distributions of principal and interest on asset-backed debt obligations may be supported by non-governmental credit enhancements including letters of credit, reserve funds, overcollateralization, and guarantees by third parties. The market for privately issued asset-backed debt obligations is smaller and less liquid than the market for government sponsored mortgage-backed securities. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage- and asset-backed securities include:
Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Liquidity Risk, and Management Risk.

Mortgage Dollar Rolls
Mortgage dollar rolls are investments whereby an investor would sell mortgage-backed securities for delivery in the current month and simultaneously contract to purchase substantially similar securities on a specified future date. While an investor would forego principal and interest paid on the mortgage-backed securities during the roll period, the investor would be compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. The investor also could be compensated through the receipt of fee income equivalent to a lower forward price.

--------------------------------------------------------------------------------
35 -- AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage dollar rolls include: Credit Risk, Interest Rate Risk, and Management Risk.

Municipal Obligations
Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States (including the District of Columbia and Puerto Rico). The interest on these obligations is generally exempt from federal income tax. Municipal obligations are generally classified as either "general obligations" or "revenue obligations."

General obligation bonds are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of interest and principal. Revenue bonds are payable only from the revenues derived from a project or facility or from the proceeds of a specified revenue source. Industrial development bonds are generally revenue bonds secured by payments from and the credit of private users. Municipal notes are issued to meet the short-term funding requirements of state, regional, and local governments. Municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax and revenue anticipation notes, construction loan notes, short-term discount notes, tax-exempt commercial paper, demand notes, and similar instruments.

Municipal lease obligations may take the form of a lease, an installment purchase, or a conditional sales contract. They are issued by state and local governments and authorities to acquire land, equipment, and facilities. An investor may purchase these obligations directly, or it may purchase participation interests in such obligations. Municipal leases may be subject to greater risks than general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet in order to issue municipal obligations. Municipal leases may contain a covenant by the state or municipality to budget for and make payments due under the obligation. Certain municipal leases may, however, provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year.

Yields on municipal bonds and notes depend on a variety of factors, including money market conditions, municipal bond market conditions, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The municipal bond market has a large number of different issuers, many having smaller sized bond issues, and a wide choice of different maturities within each issue. For these reasons, most municipal bonds do not trade on a daily basis and many trade only rarely. Because many of these bonds trade infrequently, the spread between the bid and offer may be wider and the time needed to develop a bid or an offer may be longer than other security markets. See the appendix for a discussion of securities ratings. (See also Debt Obligations.)

Taxable Municipal Obligations. There is another type of municipal obligation that is subject to federal income tax for a variety of reasons. These municipal obligations do not qualify for the federal income exemption because (a) they did not receive necessary authorization for tax-exempt treatment from state or local government authorities, (b) they exceed certain regulatory limitations on the cost of issuance for tax-exempt financing or (c) they finance public or private activities that do not qualify for the federal income tax exemption. These non-qualifying activities might include, for example, certain types of multi-family housing, certain professional and local sports facilities, refinancing of certain municipal debt, and borrowing to replenish a municipality's underfunded pension plan.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with municipal obligations include: Credit Risk, Event Risk, Inflation Risk, Interest Rate Risk, Legal/Legislative Risk, and Market Risk.

Preferred Stock
Preferred stock is a type of stock that pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights.

The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with preferred stock include: Issuer Risk, Management Risk, and Market Risk.

Real Estate Investment Trusts
Real estate investment trusts (REITs) are entities that manage a portfolio of real estate to earn profits for their shareholders. REITs can make investments in real estate such as shopping centers, nursing homes, office buildings, apartment complexes, and hotels. REITs can be subject to extreme volatility due to fluctuations in the demand for real estate, changes in interest rates, and adverse economic conditions. Additionally, the failure of a REIT to continue to qualify as a REIT for tax purposes can materially affect its value.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with REITs include: Issuer Risk, Management Risk, and Market Risk.

--------------------------------------------------------------------------------
36 -- AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

Repurchase Agreements
The Fund may enter into repurchase agreements with certain banks or non-bank dealers. In a repurchase agreement, the Fund buys a security at one price, and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (usually within seven days). The repurchase agreement thereby determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. Repurchase agreements could involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with repurchase agreements include: Credit Risk and Management Risk.

Reverse Repurchase Agreements
In a reverse repurchase agreement, the investor would sell a security and enter into an agreement to repurchase the security at a specified future date and price. The investor generally retains the right to interest and principal payments on the security. Since the investor receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with reverse repurchase agreements include: Credit Risk, Interest Rate Risk, and Management Risk.

Short Sales
With short sales, an investor sells a security that it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the investor must borrow the security to make delivery to the buyer. The investor is obligated to replace the security that was borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the investor sold the security. A fund that is allowed to utilize short sales will designate cash or liquid securities to cover its open short positions. Those funds also may engage in "short sales against the box," a form of short-selling that involves selling a security that an investor owns (or has an unconditioned right to purchase) for delivery at a specified date in the future. This technique allows an investor to hedge protectively against anticipated declines in the market of its securities. If the value of the securities sold short increased between the date of the short sale and the date on which the borrowed security is replaced, the investor loses the opportunity to participate in the gain. A "short sale against the box" will result in a constructive sale of appreciated securities thereby generating capital gains to the Fund.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with short sales include: Management Risk and Market Risk.

Sovereign Debt
A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. (See also Foreign Securities.)

With respect to sovereign debt of emerging market issuers, investors should be aware that certain emerging market countries are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt.

Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis that led to defaults and the restructuring of certain indebtedness.

Sovereign debt includes Brady Bonds, which are securities issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with sovereign debt include: Credit Risk, Foreign/Emerging Markets Risk, and Management Risk.

Structured Products
Structured products are over-the-counter financial instruments created specifically to meet the needs of one or a small number of investors. The instrument may consist of a warrant, an option, or a forward contract embedded in a note or any of a wide variety of debt, equity, and/or currency combinations. Risks of structured products include the inability to close such instruments, rapid changes in the market, and defaults by other parties. (See also Derivative Instruments.)

--------------------------------------------------------------------------------
37 -- AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

Although one or more of the other risks described in this SAI may apply, the largest risks associated with structured products include: Credit Risk, Liquidity Risk, and Management Risk.

Variable- or Floating-Rate Securities
The Fund may invest in securities that offer a variable- or floating-rate of interest. Variable-rate securities provide for automatic establishment of a new interest rate at fixed intervals (e.g., daily, monthly, semiannually, etc.). Floating-rate securities generally provide for automatic adjustment of the interest rate whenever some specified interest rate index changes.

Variable- or floating-rate securities frequently include a demand feature enabling the holder to sell the securities to the issuer at par. In many cases, the demand feature can be exercised at any time. Some securities that do not have variable or floating interest rates may be accompanied by puts producing similar results and price characteristics.

Variable-rate demand notes include master demand notes that are obligations that permit the Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded. There generally is not an established secondary market for these obligations. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and may involve heightened risk of default by the issuer.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with variable- or floating-rate securities include:
Credit Risk and Management Risk.

Warrants
Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights and they do not represent any rights in the assets of the issuer. Warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with warrants include: Management Risk and Market Risk.

When-Issued Securities and Forward Commitments
When-issued securities and forward commitments involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Normally, the settlement date occurs within 45 days of the purchase although in some cases settlement may take longer. The investor does not pay for the securities or receive dividends or interest on them until the contractual settlement date. Such instruments involve the risk of loss if the value of the security to be purchased declines prior to the settlement date and the risk that the security will not be issued as anticipated. If the security is not issued as anticipated, the Fund may lose the opportunity to obtain a price and yield considered to be advantageous.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with when-issued securities and forward commitments include: Credit Risk and Management Risk.

Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities
These securities are debt obligations that do not make regular cash interest payments (see also Debt Obligations). Zero-coupon and step-coupon securities are sold at a deep discount to their face value because they do not pay interest until maturity. Pay-in-kind securities pay interest through the issuance of additional securities. Because these securities do not pay current cash income, the price of these securities can be extremely volatile when interest rates fluctuate. See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with zero-coupon, step-coupon, and pay-in-kind securities include: Credit Risk, Interest Rate Risk, and Management Risk.

--------------------------------------------------------------------------------
38 -- AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

Security Transactions

Subject to policies set by the board, IDS Life Insurance Company (IDS Life) is authorized to determine, consistent with the Fund's investment goal and policies, which securities will be purchased, held, or sold. The description of policies and procedures in this section also applies to any Fund subadviser. In determining where the buy and sell orders are to be placed, IDS Life has been directed to use its best efforts to obtain the best available price and the most favorable execution except where otherwise authorized by the board. IDS Life intends to direct American Express Financial Corporation (AEFC) to execute trades and negotiate commissions on its behalf. In selecting broker-dealers to execute transactions, AEFC may consider the price of the security, including commission or mark-up, the size and difficulty of the order, the reliability, integrity, financial soundness, and general operation and execution capabilities of the broker, the broker's expertise in particular markets, and research services provided by the broker. These services are covered by the Investment Advisory Agreement between IDS Life and AEFC. When AEFC acts on IDS Life's behalf for the Fund, it follows the guidelines stated below.

The Fund, AEFC, any subadviser and IDS Life each have a strict Code of Ethics that prohibits its affiliated personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for the Fund.

The Fund's securities may be traded on a principal rather than an agency basis. In other words, AEFC will trade directly with the issuer or with a dealer who buys or sells for its own account, rather than acting on behalf of another client. AEFC does not pay the dealer commissions. Instead, the dealer's profit, if any, is the difference, or spread, between the dealer's purchase and sale price for the security.

On occasion, it may be desirable to compensate a broker for research services or for brokerage services by paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge. The board has adopted a policy authorizing IDS Life to do so to the extent authorized by law, if IDS Life determines, in good faith, that such commission is reasonable in relation to the value of the brokerage or research services provided by a broker or dealer, viewed either in the light of that transaction or IDS Life's or AEFC's overall responsibilities with respect to the Fund and the other funds for which they act as investment managers.

Research provided by brokers supplements AEFC's own research activities. Such services include economic data on, and analysis of, U.S. and foreign economies; information on specific industries; information about specific companies, including earnings estimates; purchase recommendations for stocks and bonds; portfolio strategy services; political, economic, business, and industry trend assessments; historical statistical information; market data services providing information on specific issues and prices; and technical analysis of various aspects of the securities markets, including technical charts. Research services may take the form of written reports, computer software, or personal contact by telephone or at seminars or other meetings. AEFC has obtained, and in the future may obtain, computer hardware from brokers, including but not limited to personal computers that will be used exclusively for investment decision-making purposes, which include the research, portfolio management, and trading functions and other services to the extent permitted under an interpretation by the SEC.

When paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge, IDS Life must follow procedures authorized by the board. To date, three procedures have been authorized. One procedure permits IDS Life to direct an order to buy or sell a security traded on a national securities exchange to a specific broker for research services it has provided. The second procedure permits IDS Life, in order to obtain research, to direct an order on an agency basis to buy or sell a security traded in the over-the-counter market to a firm that does not make a market in that security. The commission paid generally includes compensation for research services. The third procedure permits IDS Life, in order to obtain research and brokerage services, to cause the Fund to pay a commission in excess of the amount another broker might have charged. IDS Life has advised the Fund that it is necessary to do business with a number of brokerage firms on a continuing basis to obtain such services as the handling of large orders, the willingness of a broker to risk its own money by taking a position in a security, and the specialized handling of a particular group of securities that only certain brokers may be able to offer. As a result of this arrangement, some portfolio transactions may not be effected at the lowest commission, but IDS Life believes it may obtain better overall execution. IDS Life has represented that under all three procedures the amount of commission paid will be reasonable and competitive in relation to the value of the brokerage services performed or research provided.

All other transactions will be placed on the basis of obtaining the best available price and the most favorable execution. In so doing, if in the professional opinion of the person responsible for selecting the broker or dealer, several firms can execute the transaction on the same basis, consideration will be given by such person to those firms offering research services. Such services may be used by IDS Life and AEFC in providing advice to all the funds and accounts advised by IDS Life and AEFC even though it is not possible to relate the benefits to any particular fund.

--------------------------------------------------------------------------------
39 -- AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

Each investment decision made for the Fund is made independently from any decision made for another portfolio, fund, or other account advised by IDS Life, AEFC or any of its subsidiaries. When the Fund buys or sells the same security as another portfolio, fund, or account, AEFC carries out the purchase or sale in a way the Fund agrees in advance is fair. Although sharing in large transactions may adversely affect the price or volume purchased or sold by the Fund, the Fund hopes to gain an overall advantage in execution. On occasion, the Fund may purchase and sell a security simultaneously in order to profit from short-term price disparities.

On a periodic basis, AEFC makes a comprehensive review of the broker-dealers and the overall reasonableness of their commissions. The review evaluates execution, operational efficiency, and research services.

For fiscal periods noted below, each Fund paid the following total brokerage commissions. Substantially all firms through whom transactions were executed provide research services.


                               Aug. 31, 2002     Aug. 31, 2001     Aug. 31, 2000
Blue Chip Advantage(a)           $   158,806       $   178,230       $    89,774
Bond                                  61,521            52,128            47,482
Capital Resource                  13,343,582         5,590,232         5,671,309
Cash Management                            0                 0                 0
Diversified Equity Income(a)         381,450           111,989            25,904
Emerging Markets(b)                  107,623            56,106            15,512
Equity Select(c)                      46,825             6,092               N/A
Extra Income                          12,860             4,625             8,078
Federal Income(a)                     23,568             1,580             1,160
Global Bond                            3,702               100                 0
Growth(a)                          1,163,758           132,591            70,141
International                      6,517,960        17,900,237        10,996,932
Managed                            7,825,511         3,759,560         2,320,496
New Dimensions                     2,566,663         2,590,090         2,155,713
Partners Small Cap Value(d)          176,588                 0               N/A
S&P 500 Index(b)                      34,961            28,807             5,307
Small Cap Advantage(a)               345,489           140,344            45,677
Stock(e)                               5,225             1,179               N/A
Strategy Aggressive                6,317,283         5,402,114         3,542,181


(a) For the period from Sept. 15, 1999 (date the Fund became available) to Aug. 31, 2000.

(b) For the period from May 1, 2000 (date the Fund became available) to Aug. 31, 2000.

(c) For the period from May 1, 2001 (date the Fund became available) to Aug. 31, 2001.

(d) For the period from Aug. 14, 2001 (date the Fund became available) to Aug. 31, 2001.

(e) For the period from Aug. 13, 2001 (date the Fund became available) to Aug. 31, 2001.

--------------------------------------------------------------------------------
40 -- AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

In fiscal period 2002, the following transactions and commissions were specifically directed to firms in exchange for research services:


                                        Transactions of shares       Commissions
Blue Chip Advantage                         $        --              $     --
Bond                                                 --                    --
Capital Resource                             74,353,833                78,195
Cash Management                                      --                    --
Diversified Equity Income                            --                    --
Emerging Markets                                     --                    --
Equity Select(a)                                     --                    --
Extra Income                                         --                    --
Federal Income                                       --                    --
Global Bond                                          --                    --
Growth                                          135,046                   340
International                                        --                    --
Managed                                      73,752,446               106,365
New Dimensions                                       --                    --
Partners Small Cap Value(b)                   2,014,000                 6,493
S&P 500 Index                                        --                    --
Small Cap Advantage                             651,891                 1,623
Stock(c)                                             --                    --
Strategy Aggressive                          34,297,217                90,058

(a) For the period from May 1, 2001 (date the Fund became available) to Aug. 31, 2002.

(b) For the period from Aug. 14, 2001 (date the Fund became available) to Aug. 31, 2002.

(c) For the period from Aug. 13, 2001 (date the Fund became available) to Aug. 31, 2002.

As of the end of the most recent fiscal period, Emerging Markets, Federal Income and Strategy Aggressive held no securities of its regular brokers or dealers or of the parent of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities.


As of the end of the most recent fiscal period, each Fund held securities of its regular brokers or dealers of the parent of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities as presented below:


                                                         Value of securities
Fund                  Name of Issuer               owned at end of fiscal period
Blue Chip Advantage   Bank of America                       $   883,008
                      Bear Stearns Companies                    172,611
                      Citigroup                               1,247,775
                      FleetBoston Financial                     320,929
                      J.P. Morgan Chase                         451,440
                      PNC Financial Services Group              133,661
Bond                  Citigroup                              18,306,230
                      Credit Suisse First Boston USA          9,050,088
                      FleetBoston Financial                  12,463,872
                      Goldman Sachs Group                    13,044,552
                      LaBranche                               6,166,450
                      Legg Mason                              5,303,368
                      Lehman Brothers Holdings                  289,275
Capital Resource      Citigroup                              44,703,750



--------------------------------------------------------------------------------
41 -- AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

                                                         Value of securities
Fund                         Name of Issuer        owned at end of fiscal period
Cash Management              Fleet Funding                    $18,471,906
                             Goldman Sachs Group                2,000,000
                             Merrill Lynch                      2,000,000
                             Morgan Stanley                    27,858,594
                             Salomon Smith Barney              16,475,755
Diversified Equity Income    Citigroup                          1,357,848
                             FleetBoston Financial              1,046,590
                             Lehman Brothers Holdings           9,527,682
                             J.P. Morgan Chase                  2,189,088
                             Morgan Stanley                     3,595,657
Equity Select                Legg Mason                         1,392,541
Extra Income                 LaBranche                          9,789,446
Global Bond                  J.P. Morgan Chase                  1,060,998
                             LaBranche                            972,000
                             Morgan Stanley, Dean Witter        1,099,013
Growth                       Citigroup                          2,210,624
                             Merrill Lynch                         70,629
International                Credit Suisse Group                4,254,930
Managed                      Bank of America                   50,953,060
                             Citigroup                         62,305,500
                             Credit Suisse First Boston USA     7,323,771
                             FleetBoston Financial             21,596,350
                             J.P. Morgan Chase                 20,328,000
                             LaBranche                          2,302,554
                             Lehman Brothers Holdings          11,972,100
                             Merrill Lynch                     14,125,800
                             Morgan Stanley                    23,276,610
                             PNC Financial Services Group      16,592,400
New Dimensions               Bank of America                   94,720,128
                             Citigroup                         97,461,805
                             Morgan Stanley                    35,315,770
Partners Small Cap Value     E*Trade                              227,416
S&P 500 Index                American Express                     535,563
                             Bank of America                    1,204,674
                             Bear Stearns Companies                71,154
                             Citigroup                          1,882,405
                             FleetBoston Financial                282,128
                             Goldman Sachs Group                  409,149
                             J.P. Morgan Chase                    586,978
                             Lehman Brothers Holdings             155,352
                             Merrill Lynch                        348,943
                             Morgan Stanley                       525,541
                             PNC Financial Services Group         146,197
                             Schwab (Charles)                     140,583
Small Cap Advantage          Jefferies Group                      197,595
Stock                        Bank of America                       91,454
                             Citigroup                             42,706
                             FleetBoston Financial                 36,195


--------------------------------------------------------------------------------
42 -- AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

The Fund's portfolio turnover rate indicates changes in its portfolio of securities and will vary from year to year. The Fund may experience relatively higher portfolio turnover than normal during a period of rapid asset growth if smaller positions acquired in connection with portfolio diversification requirements are replaced by larger positions. Relatively greater portfolio turnover often occurs in the early years of a fund's operation since it is more difficult for new funds to establish meaningful portfolio positions as quickly and efficiently as a more seasoned fund. For Federal Income, higher portfolio turnover rate can be attributed to the restructuring program the Fund underwent to provide a more conservative risk profile for investors. For Growth, higher portfolio turnover rate can be attributed to a new portfolio manager who made extensive changes to the Fund's previous holdings coupled with increased market volatility.


The portfolio turnover rates for the two most recent fiscal periods were as follows:


                                   Aug. 31, 2002               Aug. 31, 2001
Blue Chip Advantage                     143%                        124%
Bond                                    167                         122
Capital Resource                        146                          62
Diversified Equity Income                35                          68
Emerging Markets                        215                         203
Equity Select(a)                         20                          19
Extra Income                            135                          86
Federal Income                          292                          95
Global Bond                              46                          34
Growth                                  272                          41
International                           140                         278
Managed                                 103                          63
New Dimensions                           27                          27
Partners Small Cap Value(b)              12                           0
S&P 500 Index                            72                         137
Small Cap Advantage                     156                         152
Stock(c)                                 93                           4
Strategy Aggressive                     180                         166

(a) For the period from May 1, 2001 (date the Fund became available) to Aug. 31, 2001.

(b) For the period from Aug. 14, 2001 (date the Fund became available) to Aug. 31, 2001.

(c) For the period from Aug. 13, 2001 (date the Fund became available) to Aug. 31, 2001.



--------------------------------------------------------------------------------
43 -- AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

Brokerage Commissions Paid to Brokers Affiliated with IDS Life

Affiliates of American Express Company (of which IDS Life is a wholly-owned indirect subsidiary) may engage in brokerage and other securities transactions on behalf of the Fund according to procedures adopted by the board and to the extent consistent with applicable provisions of the federal securities laws. Subject to approval by the board, the same conditions apply to transactions with broker-dealer affiliates of any subadviser. IDS Life will use an American Express affiliate only if (i) IDS Life determines that the Fund will receive prices and executions at least as favorable as those offered by qualified independent brokers performing similar brokerage and other services for the Fund and (ii) the affiliate charges the Fund commission rates consistent with those the affiliate charges comparable unaffiliated customers in similar transactions and if such use is consistent with terms of the Investment Management Services Agreement.

Information about brokerage commissions paid by the Fund for the last three fiscal periods to brokers affiliated with the Advisor is contained in the following table:


As of the end of fiscal period                                        2002                           2001              2000
                                                                                  Percent of
                                                                                aggregate dollar
                                                                                   amount of
                                                  Aggregate dollar   Percent of   transactions   Aggregate dollar  Aggregate dollar
                                                      amount of       aggregate     involving        amount of         amount of
                                     Nature of       commissions      brokerage    payment of       commissions       commissions
Fund                   Broker       affiliation    paid to broker    commissions   commissions    paid to broker    paid to broker
Blue Chip            American       Wholly-owned      $      0         0.00%          0.00%       $      0           $    183
   Advantage         Enterprise     subsidiary of
                     Investment     the adviser
                     Services Inc.

Capital Resource                                       517,419          3.88           9.23        603,162            800,594

Diversified Equity
  Income                                                 9,892          2.59           2.32              0                 87

Growth                                                  19,139          1.64           1.60            441                132

Managed                                                296,208          3.79          10.08        186,633            172,988

New Dimensions                                          62,631          2.44           3.91         29,262             68,268

Partners             M.S. Whitman   Affiliate of        12,636          7.16           0.33              0                  0
  Small Cap Value                   the subadviser

Small Cap Advantage                                        380          0.11           0.21              0              1,188

Strategy Aggressive                                     45,360          0.72           1.44        146,170            198,000



--------------------------------------------------------------------------------
44 -- AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

Performance Information

The Fund may quote various performance figures to illustrate past performance. Average annual total return and current yield quotations, if applicable, used by the Fund are based on standardized methods of computing performance as required by the SEC. An explanation of the methods used by the Fund to compute performance follows below.

AVERAGE ANNUAL TOTAL RETURN
The Fund may calculate average annual total return for certain periods by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                        P(1 + T)(to the power of n) = ERV

where:         P = a hypothetical initial payment of $1,000

               T = average annual total return

               n = number of years

             ERV = ending redeemable value of a hypothetical $1,000 payment, made at the beginning of a period, at the end of the period (or fractional portion thereof)

AGGREGATE TOTAL RETURN
The Fund may calculate aggregate total return for certain periods representing the cumulative change in the value of an investment in a fund over a specified period of time according to the following formula:

                                     ERV - P
                                      -------
                                        P

where:         P = a hypothetical initial payment of $1,000

             ERV = ending redeemable value of a hypothetical $1,000 payment, made at the beginning of a period, at the end of the period (or fractional portion thereof)

The total return of the S&P 500 Index is calculated by several sources. Blue Chip Advantage will use the total return as calculated by Standard & Poor's Corporation (S&P) to measure the U.S. stock market. The total return is calculated by adding dividend income to price appreciation. Total return on the S&P 500 Index is determined by reinvesting cash dividends paid on stocks on the ex-dividend date -- that is, the date on or after which a sale of stock does not carry with it the right to a dividend already declared. S&P also makes adjustments for special dividends, such as stock dividends. The percentage changes for the indexes other than the S&P 500 Index reflect reinvestment of all distributions on a quarterly basis and changes in market prices. The percentage changes for all the indexes exclude brokerage commissions or other fees. By comparison, the Fund will incur such fees and other expenses.

ANNUALIZED YIELD
Bond, Diversified Equity Income, Extra Income, Federal Income and Global Bond may calculate an annualized yield by dividing the net investment income per share deemed earned during a 30-day period by the net asset value per share on the last day of the period and annualizing the results.

Yield is calculated according to the following formula:

                           Yield = 2[(a - b + 1)(to the power of 6) - 1]
                                       -----
                                       cd

where:         a = dividends and interest earned during the period

               b = expenses accrued for the period (net of reimbursements)

               c = the average daily number of shares outstanding during the period that were entitled to receive dividends

               d = the maximum offering price per share on the last day of the period


Bond's annualized yield was 5.11%, Diversified Equity Income's was 4.94%, Extra Income's was 8.44%, Federal Income's was 3.12% and Global Bond's was 10.83% for the 30-day period ended Aug. 30, 2002.


The Fund's yield, calculated as described above according to the formula prescribed by the SEC, is a hypothetical return based on market value yield to maturity for the Fund's securities. It is not necessarily indicative of the amount which was or may be paid to the Fund's shareholders. Actual amounts paid to Fund's shareholders are reflected in the distribution yield.

--------------------------------------------------------------------------------
45 -- AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

DISTRIBUTION YIELD
Distribution yield is calculated according to the following formula:

                   D       x         F      = DY
                  ---               --
                  NAV               30

where:         D = sum of dividends for 30 day period

             NAV = beginning of period net asset value

               F = annualizing factor

              DY = distribution yield


Bond's distribution yield was 5.18%, Diversified Equity Income's was 5.11%, Extra Income's was 8.62%, Federal Income's was 3.14% and Global Bond's was 10.74% for the 30-day period ended Aug. 30, 2002.


Cash Management calculates annualized simple and compound yields based on a seven-day period.

The simple yield is calculated by determining the net change in the value of a hypothetical account having a balance of one share at the beginning of the seven-day period, dividing the net change in account value by the value of the account at the beginning of the period to obtain the return for the period, and multiplying that return by 365/7 to obtain an annualized figure. The value of the hypothetical account includes the amount of any declared dividends, the value of any shares purchased with any dividend paid during the period and any dividends declared for such shares. The Fund's yield does not include any realized or unrealized gains or losses.

The Fund calculates its compound yield according to the following formula:

Compound Yield = (return for seven day period + 1) x (365/7) - 1


Cash Management's simple annualized yield was 0.95% and its compound yield was 1.12% for the seven days ended Aug 30, 2002, the last business day of the Fund's fiscal year.


Yield, or rate of return, on Cash Management shares may fluctuate daily and does not provide a basis for determining future yields. However, it may be used as one element in assessing how the Fund is meeting its goal. When comparing an investment in the Fund with savings accounts and similar investment alternatives, you must consider that such alternatives often provide an agreed to or guaranteed fixed yield for a stated period of time, whereas the Fund's yield fluctuates. In comparing the yield of one money market fund to another, you should consider the Fund's investment policies, including the types of investments permitted.

In its sales material and other communications, the Fund may quote, compare or refer to rankings, yields, or returns as published by independent statistical services or publishers and publications such as The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Business Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Shearson Lehman Aggregate Bond Index, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal, and Wiesenberger Investment Companies Service. The Fund also may compare its performance to a wide variety of indexes or averages. There are similarities and differences between the investments that the Fund may purchase and the investments measured by the indexes or averages and the composition of the indexes or averages will differ from that of the Fund.

Ibbotson Associates provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI) and combinations of various capital markets. The performance of these capital markets is based on the returns of different indexes. The Fund may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios.

The Fund may quote various measures of volatility in advertising. Measures of volatility seek to compare a fund's historical share price fluctuations or returns to those of a benchmark.

The Distributor may provide information designed to help individuals understand their investment goals and explore various financial strategies. Materials may include discussions of asset allocation, retirement investing, brokerage products and services, model portfolios, saving for college or other goals, and charitable giving.

--------------------------------------------------------------------------------
46 -- AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

Valuing Fund Shares

As of the end of the most recent fiscal period, the computation looked like this:


Fund                            Net assets                  Shares outstanding     Net asset value of one share
Blue Chip Advantage         $   63,202,870      divided by        9,614,206     equals       $ 6.57
Bond                         1,813,546,984                      174,692,990                   10.38
Capital Resource             2,226,805,588                      135,119,935                   16.48
Cash Management              1,122,882,044                    1,123,285,260                    1.00
Diversified Equity Income      267,472,794                       31,821,577                    8.41
Emerging Markets                 9,847,889                        1,398,503                    7.04
Equity Select                   71,957,237                        8,427,327                    8.54
Extra Income                   576,865,526                      101,896,736                    5.66
Federal Income                 275,708,332                       26,145,363                   10.55
Global Bond                    232,841,883                       23,244,114                   10.02
Growth                         144,454,257                       28,893,391                    5.00
International                  873,499,479                      124,811,917                    7.00
Managed                      2,709,039,067                      219,867,034                   12.32
New Dimensions               3,045,492,764                      233,148,019                   13.06
Partners Small Cap Value        62,708,782                        6,585,183                    9.52
S&P 500 Index                   98,574,190                       15,790,195                    6.24
Small Cap Advantage             59,275,794                        6,744,441                    8.79
Stock                            4,873,099                          608,963                    8.00
Strategy Aggressive            990,759,976                      173,160,571                    5.72


In determining net assets before shareholder transactions, the Fund's securities are valued as follows as of the close of business of the New York Stock Exchange (the Exchange):

o Securities traded on a securities exchange for which a last-quoted sales price is readily available are valued at the last-quoted sales price on the exchange where such security is primarily traded.

o Securities traded on a securities exchange for which a last-quoted sales price is not readily available are valued at the mean of the closing bid and asked prices, looking first to the bid and asked prices on the exchange where the security is primarily traded and if none exists, to the over-the-counter market.

o Securities included in the NASDAQ National Market System are valued at the last-quoted sales price in this market.

o Securities included in the NASDAQ National Market System for which a last-quoted sales price is not readily available, and other securities traded over-the-counter but not included in the NASDAQ National Market System, are valued at the mean of the closing bid and asked prices.

o Futures and options traded on major exchanges are valued at the last-quoted sales price on their primary exchange.

o Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the current rate of exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange that will not be reflected in the computation of a Fund's net asset value. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures decided upon in good faith by the board.

o Short-term securities maturing more than 60 days from the valuation date are valued at the readily available market price or approximate market value based on current interest rates. Short-term securities maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date.

o Securities without a readily available market price, bonds other than convertibles and other assets are valued at fair value as determined in good faith by the board. The board is responsible for selecting methods they believe provide fair value. When possible, bonds are valued by a pricing service independent from the Fund. If a valuation of a bond is not available from a pricing service, the bond will be valued by a dealer knowledgeable about the bond if such a dealer is available.

--------------------------------------------------------------------------------
47 -- AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

Cash Management intends to use its best efforts to maintain a constant net asset value of $1 per share although there is no assurance it will be able to do so. Accordingly, the Fund uses the amortized cost method in valuing its portfolio.

o Short-term securities maturing in 60 days or less are valued at amortized cost. Amortized cost is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date. It does not take into consideration unrealized capital gains or losses. All of the securities in the Fund's portfolio will be valued at their amortized cost.

In addition, Cash Management must abide by certain conditions. It must only invest in securities of high quality which present minimal credit risks as determined by the board of directors. This means that the rated commercial paper in the Fund's portfolio will be issues that have been rated in the highest rating category by at least two nationally recognized statistical rating organizations (or by one if only one rating is assigned) and in unrated paper determined by the Fund's board of directors to be comparable. The Fund must also purchase securities with original or remaining maturities of 13 months or less, and maintain a dollar-weighted average portfolio maturity of 90 days or less. In addition, the board of directors must establish procedures designed to stabilize the Fund's price per share for purposes of sales and redemptions at $1 to the extent that it is reasonably possible to do so. These procedures include review of the Fund's securities by the Board, at intervals deemed appropriate by it, to determine whether the Fund's net asset value per share computed by using the available market quotations deviates from a share value of $1 as computed using the amortized cost method. The board must consider any deviation that appears, and if it exceeds 0.5%, it must determine what action, if any, needs to be taken. If the board determines that a deviation exists that may result in a material dilution of the holdings of the variable accounts or investors, or in other unfair consequences for such people, it must undertake remedial action that it deems necessary and appropriate. Such action may include withholding dividends, calculating net asset value per share for purposes of sales and redemptions in kind, and selling securities before maturity in order to realize capital gain or loss or to shorten average portfolio maturity.

In other words, while the amortized cost method provides certainty and consistency in portfolio valuation, it may, from time to time, result in valuations of securities that are either somewhat higher or lower than the prices at which the securities could be sold. This means that during times of declining interest rates, the yield on Cash Management's shares may be higher than if valuations of portfolio securities were made based on actual market prices and estimates of market prices. Accordingly, if use of the amortized cost method were to result in a lower portfolio value at a given time, a prospective investor in the Fund would be able to obtain a somewhat higher yield than if portfolio valuation were based on actual market values. The variable accounts, on the other hand, would receive a somewhat lower yield than they would otherwise receive. The opposite would happen during a period of rising interest rates.

Selling Shares

The Fund will sell any shares presented by the shareholders (variable accounts or subaccounts) for sale. The policies on when or whether to buy or sell shares are described in your annuity or life insurance prospectus.

During an emergency the board can suspend the computation of net asset value, stop accepting payments for purchase of shares, or suspend the duty of the Fund to sell shares for more than seven days. Such emergency situations would occur if:

o The Exchange closes for reasons other than the usual weekend and holiday closings or trading on the Exchange is restricted, or

o Disposal of the Fund's securities is not reasonably practicable or it is not reasonably practicable for the Fund to determine the fair value of its net assets, or

o The SEC, under the provisions of the 1940 Act, declares a period of emergency to exist.

Should the Fund stop selling shares, the board may make a deduction from the value of the assets held by the Fund to cover the cost of future liquidations of the assets so as to distribute fairly these costs among all contract owners.

REJECTION OF BUSINESS
The Fund reserves the right to reject any business, in its sole discretion.

--------------------------------------------------------------------------------
48 -- AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

Capital Loss Carryover


For federal income tax purposes, Blue Chip Advantage, Bond, Capital Resource, Diversified Equity Income, Emerging Markets, Equity Select, Extra Income, Global Bond, Growth, International, New Dimensions, S&P 500 Index, Small Cap Advantage, Stock and Strategy Aggressive had total capital loss carryovers of $26,470,514, $179,638,611, $351,893,379, $9,930,845, $1,763,232, $979,936, $277,801,342,
$10,212,420, $149,034,243, $679,313,822, $402,728,271, $3,081,627, $5,936,013,
$387,367 and $1,279,783,165, respectively, at the end of the most recent fiscal period, that if not offset by subsequent capital gains will expire as follows:


Fund                                    2007              2008              2009             2010              2011
Blue Chip Advantage              $         0       $    21,038      $  2,524,274     $ 15,873,670      $  8,051,532
Bond                              14,566,694        52,158,845        47,894,894        9,863,475        55,154,703
Capital Resource                           0                 0                 0      139,602,999       212,290,380
Diversified Equity Income                  0                 0                 0        1,220,814         8,710,031
Emerging Markets                           0            31,298           322,100        1,370,563            39,271
Equity Select                              0                 0                 0                0           979,936
Extra Income                       6,538,287        30,163,085        40,154,779      100,694,093       100,251,098
Global Bond                          938,847         3,742,801         1,192,501        1,846,381         2,491,890
Growth                                     0             5,782         7,126,550       73,511,853        68,390,058
International                              0                 0                 0      619,510,271        59,803,551
New Dimensions                             0                 0                 0      336,061,643        66,666,628
S&P 500 Index                              0                 0           220,844          330,144         2,530,639
Small Cap Advantage                        0                 0         1,113,514        2,086,216         2,736,283
Stock                                      0                 0             6,881           88,472           292,014
Strategy Aggressive                        0                 0       124,275,882      869,472,336       286,034,947

It is unlikely that the board will authorize a distribution of any net realized capital gains until the available capital loss carryover has been offset or has expired except as required by Internal Revenue Service rules.

Taxes

The Fund may be subject to U.S. taxes resulting from holdings in a passive foreign investment company (PFIC). A foreign corporation is a PFIC when 75% or more of its gross income for the taxable year is passive income or 50% or more of the average value of its assets consists of assets that produce or could produce passive income.


Income earned by the Fund may have had foreign taxes imposed and withheld on it in foreign countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes.


--------------------------------------------------------------------------------
49 -- AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

Agreements

INVESTMENT MANAGEMENT SERVICES AGREEMENT
IDS Life, a wholly-owned subsidiary of AEFC, is the investment manager for the Fund. Under the Investment Management Services Agreement, IDS Life, subject to the policies set by the board, provides investment management services.

For its services, IDS Life is paid a fee monthly based on the following schedule. The fee is calculated for each calendar day on the basis of net assets as of the close of the preceding business day.

Blue Chip Advantage
Assets (billions)                        Annual rate at each asset level
First $0.50                                          0.560%
Next   0.50                                          0.545
Next   1.00                                          0.530
Next   1.00                                          0.515
Next   3.00                                          0.500
Over   6.00                                          0.470

Bond
Assets (billions)                        Annual rate at each asset level
First $1.00                                          0.610%
Next   1.00                                          0.595
Next   1.00                                          0.580
Next   3.00                                          0.565
Next   3.00                                          0.550
Over   9.00                                          0.535

Capital Resource
Assets (billions)                        Annual rate at each asset level
First $1.00                                          0.630%
Next   1.00                                          0.615
Next   1.00                                          0.600
Next   3.00                                          0.585
Over   6.00                                          0.570

Cash Management
Assets (billions)                        Annual rate at each asset level
First $1.00                                          0.510%
Next   0.50                                          0.493
Next   0.50                                          0.475
Next   0.50                                          0.458
Over   2.50                                          0.440

Diversified Equity Income
Assets (billions)                        Annual rate at each asset level
First $0.50                                          0.560%
Next   0.50                                          0.545
Next   1.00                                          0.530
Next   1.00                                          0.515
Next   3.00                                          0.500
Over   6.00                                          0.470

--------------------------------------------------------------------------------
50 -- AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

Emerging Markets
Assets (billions)                        Annual rate at each asset level
First $0.25                                          1.170%
Next   0.25                                          1.155
Next   0.25                                          1.140
Next   0.25                                          1.125
Next   1.00                                          1.110
Over   2.00                                          1.095

Equity Select
Assets (billions)                        Annual rate at each asset level
First $0.25                                          0.650%
Next   0.25                                          0.635
Next   0.25                                          0.620
Next   0.25                                          0.605
Next   1.00                                          0.590
Next   1.00                                          0.575
Over   3.00                                          0.560

Extra Income
Assets (billions)                        Annual rate at each asset level
First $1.00                                          0.620%
Next   1.00                                          0.605
Next   1.00                                          0.590
Next   3.00                                          0.575
Next   3.00                                          0.560
Over   9.00                                          0.545

Federal Income
Assets (billions)                        Annual rate at each asset level
First $1.00                                          0.610%
Next   1.00                                          0.595
Next   1.00                                          0.580
Next   3.00                                          0.565
Next   3.00                                          0.550
Over   9.00                                          0.535

Global Bond
Assets (billions)                        Annual rate at each asset level
First $0.25                                          0.840%
Next   0.25                                          0.825
Next   0.25                                          0.810
Next   0.25                                          0.795
Over   1.00                                          0.780

Growth
Assets (billions)                        Annual rate at each asset level
First $1.00                                          0.630%
Next   1.00                                          0.615
Next   1.00                                          0.600
Next   3.00                                          0.585
Over   6.00                                          0.570

--------------------------------------------------------------------------------
51 -- AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

International
Assets (billions)                        Annual rate at each asset level
First $0.25                                          0.870%
Next   0.25                                          0.855
Next   0.25                                          0.840
Next   0.25                                          0.825
Next   1.00                                          0.810
Over   2.00                                          0.795

Managed
Assets (billions)                        Annual rate at each asset level
First $0.50                                          0.630%
Next   0.50                                          0.615
Next   1.00                                          0.600
Next   1.00                                          0.585
Next   3.00                                          0.570
Over   6.00                                          0.550

New Dimensions
Assets (billions)                        Annual rate at each asset level
First $1.00                                          0.630%
Next   1.00                                          0.615
Next   1.00                                          0.600
Next   3.00                                          0.585
Over   6.00                                          0.570

Partners Small Cap Value
Assets (billions)                        Annual rate at each asset level
First $0.25                                          1.020%
Next   0.25                                          1.000
Next   0.25                                          0.980
Next   0.25                                          0.960
Next   1.00                                          0.940
Over   2.00                                          0.920

S&P 500 Index
Assets (billions)                        Annual rate at each asset level
First $1.00                                          0.290%
Next   1.00                                          0.280
Next   3.00                                          0.270
Over   5.00                                          0.260

Small Cap Advantage
Assets (billions)                        Annual rate at each asset level
First $0.25                                          0.790%
Next   0.25                                          0.770
Next   0.25                                          0.750
Next   0.25                                          0.730
Next   1.00                                          0.710
Over   2.00                                          0.650

--------------------------------------------------------------------------------
52 -- AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

Stock
Assets (billions)                        Annual rate at each asset level
First $0.50                                          0.560%
Next   0.50                                          0.545
Next   1.00                                          0.530
Next   1.00                                          0.515
Next   3.00                                          0.500
Over   6.00                                          0.470

Strategy Aggressive
Assets (billions)                        Annual rate at each asset level
First $0.25                                          0.650%
Next   0.25                                          0.635
Next   0.25                                          0.620
Next   0.25                                          0.605
Next   1.00                                          0.590
Over   2.00                                          0.575

For Blue Chip Advantage, Diversified Equity Income, Emerging Markets, Equity Select, Growth, Partners Small Cap Value, Small Cap Advantage and Stock, before the fee based on the asset charge is paid, it is adjusted for investment performance. The adjustment, determined monthly, will be calculated using the percentage point difference between the change in the net asset value of one share of the Fund and the change in the (i) Lipper Large-Cap Core Funds Index for Blue Chip Advantage, (ii) Lipper Equity Income Funds Index for Diversified Equity Income, (iii) Lipper Emerging Markets Funds Index for Emerging Markets,
(iv) Lipper Mid-Cap Growth Funds Index for Equity Select, (v) Lipper Large-Cap Growth Funds Index for Growth, (vi) Lipper Small-Cap Value Funds Index for Partners Small Cap Value, (vii) Lipper Small-Cap Core Funds Index for Small Cap Advantage and (viii) Lipper Large-Cap Core Funds Index for Stock. The performance of one share of the Fund is measured by computing the percentage difference between the opening and closing net asset value of one share of the Fund, as of the last business day of the period selected for comparison, adjusted for dividend or capital gain distributions which are treated as reinvested at the end of the month during which the distribution was made. The performance of the Index for the same period is established by measuring the percentage difference between the beginning and ending Index for the comparison period. The performance is adjusted for dividend or capital gain distributions (on the securities which comprise the Index), which are treated as reinvested at the end of the month during which the distribution was made. One percentage point will be subtracted from the calculation to help assure that incentive adjustments are attributable to AEFC's management abilities rather than random fluctuations and the result multiplied by 0.01%. That number will be multiplied times the Fund's average net assets for the comparison period and then divided by the number of months in the comparison period to determine the monthly adjustment.

Where the Fund's share performance exceeds that of the Index, the base fee will be increased. Where the performance of the Index exceeds the performance of the Fund's shares, the base fee will be decreased. For Blue Chip Advantage, Diversified Equity Income and Stock, the maximum monthly increase or decrease will be 0.08% of each Fund's average net assets on an annual basis. For Emerging Markets, Equity Select, Growth, Partners Small Cap Value and Small Cap Advantage, the maximum monthly increase or decrease will be 0.12% of the Fund's average net assets on an annual basis.

The 12 month comparison period will roll over with each succeeding month, so that it always equals 12 months, ending with the month for which the performance adjustment is being computed.


On the last day of the most recent fiscal period, the daily rate applied to the Fund's assets (on an annual basis) was 0.560% for Blue Chip Advantage, 0.603% for Bond, 0.620% for Capital Resource, 0.508% for Cash Management, 0.560% for Diversified Equity Income, 1.170% for Emerging Markets, 0.650% for Equity Select, 0.620% for Extra Income, 0.610% for Federal Income, 0.840% for Global Bond, 0.630% for Growth, 0.851% for International, 0.604% for Managed, 0.615% for New Dimensions, 1.020% for Partners Small Cap Value, 0.290% for S&P 500 Index, 0.790% for Small Cap Advantage, 0.560% for Stock, 0.628% for Strategy Aggressive. The fee is calculated for each calendar day on the basis of net assets as of the close of the preceding business day.


--------------------------------------------------------------------------------
53 -- AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

The management fee is paid monthly. Under the agreement, advisory expenses paid for the following fiscal periods were as follows:

Fund                                2002              2001             2000

Blue Chip Advantage             $   413,926       $   432,774      $   175,456
Bond                             10,368,107         9,066,435        9,660,825
Capital Resource                 17,665,201        26,165,265       35,047,411
Cash Management                   5,593,953         4,588,071        3,873,812
Diversified Equity Income         1,150,977           226,096           63,161
Emerging Markets                     90,859            63,655           20,657
Equity Select                       283,080            14,536              N/A
Extra Income                      3,745,531         3,654,071        3,823,199
Federal Income                    1,033,892           380,941          156,447
Global Bond                       1,676,418         1,528,297        1,574,254
Growth                              940,814         1,231,521          479,607
International                     9,291,252        14,728,134       20,495,043
Managed                          20,015,266        26,202,635       30,552,651
New Dimensions                   22,425,282        27,613,749       28,032,830
Partners Small Cap Value            335,667             2,014              N/A
S&P 500 Index                       241,143           109,395           13,965
Small Cap Advantage                 424,132           289,538          102,222
Stock                                19,019               540              N/A
Strategy Aggressive               9,118,165        16,018,758       20,341,387


Under the current Agreement, the Fund also pays taxes, brokerage commissions, and nonadvisory expenses which include custodian fees and expenses, audit expenses, cost of items sent to contract owners, postage, fees and expenses paid to board members who are not officers or employees of IDS Life or AEFC fees and expenses of attorneys, costs of fidelity and surety bonds, SEC registration fees, expenses of preparing prospectuses and of printing and distributing prospectuses to existing contract owners, losses due to theft or other wrong doing or due to liabilities not covered by bond or agreement, expenses incurred in connection with lending securities and expenses properly payable by the Fund, approved by the board. All other expenses are borne by IDS Life.


Under the agreement, nonadvisory expenses, net of earnings credits and expenses reimbursed by AEFC, paid for the following fiscal years were as follows:


Fund                                2002              2001             2000

Blue Chip Advantage               $ 67,922          $ 52,288         $ 71,864
Bond                               389,558           246,598          285,887
Capital Resource                   513,931           461,991          702,447
Cash Management                    276,411           152,537          155,263
Diversified Equity Income          290,798            73,464           25,649
Emerging Markets                    17,588            13,227            6,300
Equity Select                       86,146             4,059              N/A
Extra Income                       190,460           150,755          140,312
Federal Income                      77,818            30,061           23,478
Global Bond                         97,679            78,806           91,267
Growth                             124,140           205,675           97,730
International                      509,535           578,011          901,977
Managed                            602,097           594,865          766,039
New Dimensions                     515,400           624,270          730,550
Partners Small Cap Value            80,544               579              N/A
S&P 500 Index                       (7,670)          (15,811)               0
Small Cap Advantage                110,950            88,763           34,223
Stock                                8,965               405              N/A
Strategy Aggressive                331,683           450,640          633,245


--------------------------------------------------------------------------------
54 -- AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

INVESTMENT ADVISORY AGREEMENT
IDS Life and AEFC have an Investment Advisory Agreement under which AEFC executes purchases and sales and negotiates brokerage as directed by IDS Life. For its services, IDS Life pays AEFC an annual fee of 0.25% of each Fund's average daily net assets except for International and S&P 500 Index whose fees are 0.35%.

Under the Agreement, the Advisor paid AEFC for the following fiscal periods as follows:

Fund                                2002              2001             2000

Blue Chip Advantage             $  194,254       $   200,465      $    79,177
Bond                             4,293,495         3,769,408        4,003,119
Capital Resource                 7,177,598        10,871,259       14,622,003
Cash Management                  2,752,297         2,262,278        1,902,340
Diversified Equity Income          509,931           102,826           28,404
Emerging Markets                    19,326            11,564            4,563
Equity Select                      101,957             6,029              N/A
Extra Income                     1,510,295         1,482,214        1,544,400
Federal Income                     423,726           156,821           65,295
Global Bond                        498,934           457,708          469,362
Growth                             422,498           501,613          186,362
International                    3,854,049         6,248,732        8,741,822
Managed                          8,354,640        11,138,702       12,982,916
New Dimensions                   9,200,309        11,492,629       11,617,712
Partners Small Cap Value            81,206               880              N/A
S&P 500 Index                      206,407            82,024           17,284
Small Cap Advantage                144,931           100,003           34,118
Stock                                8,483               417              N/A
Strategy Aggressive              3,705,227         6,729,375        8,603,549


Subadvisers:
American Express Asset Management International Inc. (AEAMI), a wholly-owned subsidiary of AEFC located at 50192 AXP Financial Center, Minneapolis, MN 55474 subadvises the assets in the Emerging Markets and International Fund. AEAMI, subject to the supervision and approval of AEFC, provides investment advisory assistance and day-to-day management of the Fund's portfolio, as well as investment research and statistical information, under an Investment Advisory Agreement with AEFC.

Under the agreement, AEAMI receives an annual fee of 0.35% of daily net assets.


Under the agreement, the total amount paid for International was $3,854,049 for fiscal year 2002, $6,248,732 for fiscal year 2001, and $8,741,822 for fiscal year 2000.

Under the agreement, the total amount paid for Emerging Markets was $19,325 for fiscal year 2002, $11,564 for fiscal year 2001, and $4,563 for fiscal period 2000.


Kenwood Capital Management LLC (KCM LLC) an indirect subsidiary of AEFC located at Metropolitan Center, Suite 2300, 333 South 7th Street, Minneapolis, MN 55402, subadvises the assets of Small Cap Advantage Fund. KCM LLC, subject to the supervision and approval of AEFC, provides investment advisory assistance and day-to-day management of the Fund's portfolio, as well as investment research and statistical information, under an Investment Advisory Agreement with AEFC.

Under the agreement, the KCM LLC receives an annual fee of 0.35% of average daily net assets.


Under the agreement, the total amount paid for Small Cap Advantage was $144,931 for fiscal year 2002, $100,003 for fiscal year 2001, and $34,118 for fiscal period 2000.


The assets of Partners Small Cap Value Fund are managed by three Subadvisers that have been selected by AEFC, subject to the review and approval of the board. AEFC has recommended the Subadvisers for Partners Small Cap Value Fund to the board based upon its assessment of the skills of the Subadvisers in managing other assets with goals and investment strategies substantially similar to those of Partners Small Cap Value Fund. Short-term investment performance is not the only factor in selecting or terminating a Subadviser, and AEFC does not expect to make frequent changes of Subadvisers.

--------------------------------------------------------------------------------
55 -- AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

AEFC allocates the assets of Partners Small Cap Value Fund among the Subadvisers. Each Subadviser has discretion, subject to oversight by the board and AEFC, to purchase and sell portfolio assets, consistent with Partners Small Cap Value Fund's investment objectives, policies, and restriction. Generally, the services that the Subadvisers provide to Partners Small Cap Value Fund are limited to asset management and related recordkeeping services.

The Subadvisers may also serve as a discretionary or non-discretionary investment advisor to management or advisory accounts that are unrelated in any manner to AEFC or its affiliates. AEFC enters into an advisory agreement with each Subadviser known as a Subadvisory Agreement.


Under the terms of the Subadvisory Agreement, AEFC has agreed to pay each of the subadvisers, Royce, Third Avenue and National City, an annual fee calculated daily and paid monthly, as compensation for their services. The annual rates, paid to the subadvisers, based on a percentage of the average daily net assets in their respective subportfolios of the Fund are as follows:

Royce
Average Daily Net Assets                                  Rate
$0-50 million                                            80 bp
$50-100 million                                          75 bp
$100-150 million                                         70 bp
$150-200 million                                         65 bp
$200+ million                                            50 bp

Third Avenue
Average Daily Net Assets                                  Rate
$0-100 million                                           50 bp
$100-200 million                                         45 bp
$200+ million                                            40 bp

National City
Average Daily Net Assets                                  Rate
$0-100 million                                           50 bp
$100-200 million                                         45 bp
$200+ million                                            40 bp


The Subadvisers to the Fund are set forth below. The information has been supplied by the respective Subadviser.

Royce & Associates, LLC (Royce), located at 1414 Avenue of the Americas, New York, New York, subadvises the Fund's assets. Royce, subject to the supervision and approval of AEFC, provides investment advisory assistance and day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with AEFC. Royce is a direct wholly-owned subsidiary of Legg Mason, Inc. located at 100 Light Street, Baltimore, Maryland.

Third Avenue Management LLC (Third Avenue), located at 767 Third Avenue, New York, New York, subadvises the Fund's assets. Third Avenue, subject to the supervision and approval of AEFC, provides investment advisory assistance and day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with AEFC. Third Avenue is an indirect wholly-owned subsidiary of Affiliated Managers Group, Inc. located at 600 Hale Street, Prides Crossing, Massachusetts 01965.

National City Investment Management Company (National City), located at 1900 East Ninth Street, Cleveland, Ohio, subadvises the Fund's assets. National City, subject to the supervision and approval of AEFC, provides investment advisory assistance and day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with AEFC.


--------------------------------------------------------------------------------
56 -- AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

Basis for board approving the investment advisory contract
Based on its work throughout the year and detailed analysis by the Contracts Committee of reports provided by AEFC, the independent board members determined to renew the Investment Management Services Agreement based on:

o tangible steps AEFC has taken to improve the competitive ranking and consistency of the investment performance of the Fund, including changes in leadership, portfolio managers, compensation structures, and the implementation of management practices,

o continued commitment to expand the range of investment options that it offers investors, through repositioning existing funds and creating new funds,

o consistent effort to provide a management structure that imposes disciplines that ensure adherence to stated management style and expected risk characteristics,


o additional time needed to evaluate the efficacy of the new AEFC management structure that has produced improved performance results in the short term,


o benefit of economy of scale that results from the graduated fee structure and the reasonableness of fees in light of the fees paid by similar funds in the industry,


o competitive total expenses that are either at or only slightly above the median expenses of a group of comparable funds, based on a report prepared by Lipper Inc., and


o   reasonable level of AEFC's profitability from its mutual fund operations.

ADMINISTRATIVE SERVICES AGREEMENT
The Funds have an Administrative Services Agreement with AEFC. Under this agreement, the Funds pay AEFC for providing administration and accounting services. The fees are calculated as follows:

Blue Chip Advantage
Assets (billions)                        Annual rate at each asset level
First $0.25                                          0.040%
Next   0.25                                          0.035
Next   0.25                                          0.030
Next   0.25                                          0.025
Over   1.00                                          0.020

Bond
Assets (billions)                        Annual rate at each asset level
First $1.00                                          0.050%
Next   1.00                                          0.045
Next   1.00                                          0.040
Next   3.00                                          0.035
Next   3.00                                          0.030
Over   9.00                                          0.025

Capital Resource
Assets (billions)                        Annual rate at each asset level
First $1.00                                          0.050%
Next   1.00                                          0.045
Next   1.00                                          0.040
Next   3.00                                          0.035
Over   6.00                                          0.030

--------------------------------------------------------------------------------
57 -- AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

Cash Management
Assets (billions)                        Annual rate at each asset level
First $1.00                                          0.030%
Next   0.50                                          0.027
Next   0.50                                          0.025
Next   0.50                                          0.022
Over   2.50                                          0.020

Diversified Equity Income
Assets (billions)                        Annual rate at each asset level
First $0.50                                          0.040%
Next   0.50                                          0.035
Next   1.00                                          0.030
Next   1.00                                          0.025
Next   3.00                                          0.020
Over   6.00                                          0.020

Emerging Markets
Assets (billions)                        Annual rate at each asset level
First $0.25                                          0.100%
Next   0.25                                          0.090
Next   0.25                                          0.080
Next   0.25                                          0.070
Next   1.00                                          0.060
Over   2.00                                          0.050

Equity Select
Assets (billions)                        Annual rate at each asset level
First $0.25                                          0.060%
Next   0.25                                          0.055
Next   0.25                                          0.050
Next   0.25                                          0.045
Next   1.00                                          0.040
Next   1.00                                          0.035
Over   3.00                                          0.030

Extra Income
Assets (billions)                        Annual rate at each asset level
First $1.00                                          0.050%
Next   1.00                                          0.045
Next   1.00                                          0.040
Next   3.00                                          0.035
Next   3.00                                          0.030
Over   9.00                                          0.025

--------------------------------------------------------------------------------
58 -- AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

Federal Income
Assets (billions)                        Annual rate at each asset level
First $1.00                                          0.050%
Next   1.00                                          0.045
Next   1.00                                          0.040
Next   3.00                                          0.035
Next   3.00                                          0.030
Over   9.00                                          0.025

Global Bond
Assets (billions)                        Annual rate at each asset level
First $0.25                                          0.060%
Next   0.25                                          0.055
Next   0.25                                          0.050
Next   0.25                                          0.045
Over   1.00                                          0.040

Growth
Assets (billions)                        Annual rate at each asset level
First $1.00                                          0.050%
Next   1.00                                          0.045
Next   1.00                                          0.040
Next   3.00                                          0.035
Over   6.00                                          0.030

International
Assets (billions)                        Annual rate at each asset level
First $0.25                                          0.060%
Next   0.25                                          0.055
Next   0.25                                          0.050
Next   0.25                                          0.045
Next   1.00                                          0.040
Over   2.00                                          0.035

Managed
Assets (billions)                        Annual rate at each asset level
First $0.50                                          0.040%
Next   0.50                                          0.035
Next   1.00                                          0.030
Next   1.00                                          0.025
Next   3.00                                          0.020
Over   6.00                                          0.020

New Dimensions
Assets (billions)                        Annual rate at each asset level
First $1.00                                          0.050%
Next   1.00                                          0.045
Next   1.00                                          0.040
Next   3.00                                          0.035
Over   6.00                                          0.030

--------------------------------------------------------------------------------
59 -- AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

Partners Small Cap Value
Assets (billions)                        Annual rate at each asset level
First $0.25                                          0.080%
Next   0.25                                          0.075
Next   0.25                                          0.070
Next   0.25                                          0.065
Next   1.00                                          0.060
Over   2.00                                          0.055

S&P 500 Index
Assets (billions)                        Annual rate at each asset level
First $1.00                                          0.080%
Next   1.00                                          0.075
Next   3.00                                          0.070
Over   5.00                                          0.065

Small Cap Advantage
Assets (billions)                        Annual rate at each asset level
First $0.25                                          0.060%
Next   0.25                                          0.055
Next   0.25                                          0.050
Next   0.25                                          0.045
Next   1.00                                          0.040
Over   2.00                                          0.035

Stock
Assets (billions)                        Annual rate at each asset level
First $0.50                                          0.040%
Next   0.50                                          0.035
Next   1.00                                          0.030
Next   1.00                                          0.025
Next   3.00                                          0.020
Over   6.00                                          0.020

Strategy Aggressive
Assets (billions)                        Annual rate at each asset level
First $0.25                                          0.060%
Next   0.25                                          0.055
Next   0.25                                          0.050
Next   0.25                                          0.045
Next   1.00                                          0.040
Over   2.00                                          0.035

--------------------------------------------------------------------------------
60 -- AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

On the last day of the most recent fiscal period, the daily rates applied to the Funds' net assets on an annual basis were:

                                                          Fees paid during
Fund                                 Daily rates          prior fiscal year

Blue Chip Advantage                    0.040%                $   29,737
Bond                                   0.048                    888,460
Capital Resource                       0.047                  1,339,895
Cash Management                        0.030                    340,298
Diversified Equity Income              0.040                     81,333
Emerging Markets                       0.100                      7,730
Equity Select                          0.060                     23,048
Extra Income                           0.050                    341,798
Federal Income                         0.050                     84,228
Global Bond                            0.060                    119,982
Growth                                 0.050                     84,671
International                          0.054                    579,999
Managed                                0.031                  1,057,316
New Dimensions                         0.045                  1,642,271
Partners Small Cap Value               0.080                     24,302
S&P 500 Index                          0.080                     65,012
Small Cap Advantage                    0.060                     33,075
Stock                                  0.040                      1,357
Strategy Aggressive                    0.053                    740,442

The fee is calculated for each calendar day on the basis of net assets as of the close of the preceding business day.


Third parties with which AEFC contracts to provide services for the Fund or its shareholders may pay a fee to AEFC to help defray the cost of providing administrative and accounting services. The amount of any such fee is negotiated separately with each service provider and does not constitute compensation for investment advisory, distribution, or other services. Payment of any such fee neither increases nor reduces fees or expenses paid by shareholders of the Fund.

PLAN AND AGREEMENT OF DISTRIBUTION
To help defray the cost of distribution and servicing, the Fund and IDS Life entered into a Plan and Agreement of Distribution (Plan) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, IDS Life is paid a fee up to actual expenses incurred at an annual rate of up to 0.125% of the Fund's average daily net assets.

Expenses covered under this Plan include sales commissions; business, employee and financial advisor expenses charged to distribution of shares; and overhead appropriately allocated to the sale of shares. These expenses also include costs of providing personal service to contract owners. A substantial portion of the costs are not specifically identified to any one of the American Express Variable Portfolio Funds.

The Plan must be approved annually by the board, including a majority of the disinterested board members, if it is to continue for more than a year. At least quarterly, the board must review written reports concerning the amounts expended under the Plan and the purposes for which such expenditures were made. The Plan and any agreement related to it may be terminated at any time by vote of a majority of board members who are not interested persons of the Fund and have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan, or by vote of a majority of the outstanding voting securities of the Fund or by IDS Life. The Plan (or any agreement related to it) will terminate in the event of its assignment, as that term is defined in the 1940 Act. The Plan may not be amended to increase the amount to be spent for distribution without shareholder approval, and all material amendments to the Plan must be approved by a majority of the board members, including a majority of the board members who are not interested persons of the Fund and who do not have a financial interest in the operation of the Plan or any agreement related to it. The selection and nomination of disinterested board members is the responsibility of the other disinterested board members. No board member who is not an interested person has any direct or indirect financial interest in the operation of the Plan or any related agreement.

--------------------------------------------------------------------------------
61 -- AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

Fees paid for the following fiscal periods were as follows:

                                                          Fees paid during
Fund                                                      prior fiscal year

Blue Chip Advantage                                          $   97,127
Bond                                                          2,146,748
Capital Resource                                              3,588,799
Cash Management                                               1,376,148
Diversified Equity Income                                       254,965
Emerging Markets                                                  9,663
Equity Select                                                    50,978
Extra Income                                                    755,147
Federal Income                                                  211,863
Global Bond                                                     249,467
Growth                                                          211,249
International                                                 1,376,446
Managed                                                       4,177,320
New Dimensions                                                4,600,154
Partners Small Cap Value                                         40,603
S&P 500 Index                                                   103,941
Small Cap Advantage                                              72,466
Stock                                                             4,242
Strategy Aggressive                                           1,852,614


The fee is not allocated to any one service (such as advertising, payments to underwriters or other uses). However, a significant portion of the fee is generally used for sales and promotional expenses.

CUSTODIAN AGREEMENT
The Fund's securities and cash are held by American Express Trust Company, 200 AXP Financial Center, Minneapolis, MN 55474, through a custodian agreement. The custodian is permitted to deposit some or all of its securities in central depository systems as allowed by federal law. For its services, the Fund pays the custodian a maintenance charge and a charge per transaction in addition to reimbursing the custodian's out-of-pocket expenses.

The custodian has entered into a sub-custodian agreement with the Bank of New York, 90 Washington Street, New York, NY 10286. As part of this arrangement, securities purchased outside the United Stated are maintained in the custody of various foreign branches of Bank of New York or in other financial institutions as permitted by law and by the Fund's sub-custodian agreement.

Organizational Information

The Fund is an open-end management investment company. The Fund headquarters are at 70100 AXP Financial Center Minneapolis, MN 55474.

SHARES
The Fund is owned by the subaccounts, its shareholders. The shares of the Fund represent an interest in that fund's assets only (and profits or losses), and, in the event of liquidation, each share of the Fund would have the same rights to dividends and assets as every other share of that Fund.

VOTING RIGHTS
For a discussion of the rights of contract owners concerning the voting of shares held by the subaccounts, please see your annuity or life insurance policy prospectus. All shares have voting rights over the Fund's management and fundamental policies. Each share is entitled to one vote for each share owned. Each class, if applicable, has exclusive voting rights with respect to matters for which separate class voting is appropriate under applicable law. All shares have cumulative voting rights with respect to the election of board members. This means that shareholders have as many votes as the number of shares owned, including fractional shares, multiplied by the number of members to be elected.

--------------------------------------------------------------------------------
62 -- AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

DIVIDEND RIGHTS
Dividends paid by the Fund, if any, with respect to each class of shares, if applicable, will be calculated in the same manner, at the same time, on the same day, and will be in the same amount, except for differences resulting from differences in fee structures.

FUND HISTORY TABLE FOR FUNDS MANAGED BY IDS LIFE
                                                                     Date of        Form of        State of     Fiscal
                                                                  organization   organization    organization  year end  Diversified
IDS Life Series Fund, Inc.                                               5/8/85   Corporation           MN      4/30
    Equity Portfolio                                                                                                         Yes
    Equity Income Portfolio                                                                                                  Yes
    Government Securities Portfolio                                                                                          Yes
    Income Portfolio                                                                                                         Yes
    International Equity Portfolio                                                                                           Yes
    Managed Portfolio                                                                                                        Yes
    Money Market Portfolio                                                                                                   Yes

AXP Variable Portfolio - Income Series, Inc.                   4/27/81, 6/13/86*  Corporation        NV/MN      8/31
    AXP Variable Portfolio - Bond Fund                                                                                       Yes
    AXP Variable Portfolio - Extra Income Fund                                                                               Yes
    AXP Variable Portfolio - Federal Income Fund                                                                             Yes
    AXP Variable Portfolio - Global Bond Fund                                                                                 No

AXP Variable Portfolio - Investment Series, Inc.               4/27/81, 6/13/86*  Corporation        NV/MN      8/31
    AXP Variable Portfolio - Blue Chip Advantage Fund                                                                        Yes
    AXP Variable Portfolio - Capital Resource Fund                                                                           Yes
    AXP Variable Portfolio - Emerging Markets Fund                                                                           Yes
    AXP Variable Portfolio - Equity Select Fund                                                                              Yes
    AXP Variable Portfolio - Growth Fund                                                                                     Yes
    AXP Variable Portfolio - S&P 500 Index Fund                                                                               No
    AXP Variable Portfolio - International Fund                                                                              Yes
    AXP Variable Portfolio - New Dimensions Fund                                                                             Yes
    AXP Variable Portfolio - Small Cap Advantage Fund                                                                        Yes
    AXP Variable Portfolio - Stock Fund                                                                                      Yes
    AXP Variable Portfolio - Strategy Aggressive Fund                                                                        Yes

AXP Variable Portfolio - Managed Series, Inc.                            3/5/85   Corporation           MN      8/31
    AXP Variable Portfolio - Diversified Equity Income Fund                                                                  Yes
    AXP Variable Portfolio - Managed Fund                                                                                    Yes

AXP Variable Portfolio - Money Market Series, Inc.             4/27/81, 6/13/86*  Corporation        NV/MN      8/31
    AXP Variable Portfolio - Cash Management Fund                                                                            Yes

AXP Variable Portfolio - Partners Series, Inc.                           5/9/01   Corporation           MN      8/31
    AXP Variable Portfolio - Partners Small Cap Value Fund                                                                    No

* Date merged into a Minnesota corporation.

--------------------------------------------------------------------------------
63 -- AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

Board Members and Officers

Shareholders elect a board that oversees the Fund's operations. The board appoints officers who are responsible for day-to-day business decisions based on policies set by the board.


The following is a list of the Fund's board members. Each member oversees 15 Master Trust portfolios and 80 American Express mutual funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the board.


Independent Board Members


Name,                              Position held with     Principal              Other directorships    Committee memberships
address,                           Registrant and         occupations during
age                                length of service      past five years
---------------------------------- ---------------------- ---------------------- ---------------------- ----------------------

H. Brewster Atwater, Jr.           Board member since     Retired chair and                             Board Effectiveness,
4900 IDS Tower                     1996                   chief executive                               Executive,
Minneapolis, MN 55402                                     officer, General                              Investment Review
Born in 1931                                              Mills, Inc.
                                                          (consumer foods)
---------------------------------- ---------------------- ---------------------- ---------------------- ----------------------
Arne H. Carlson                    Chair of the Board     Chair, Board                                  Joint
901 S. Marquette Ave.              since 1999             Services Corporation                          Audit,Contracts,
Minneapolis, MN 55402                                     (provides                                     Executive,
Born in 1934                                              administrative                                Investment Review,
                                                          services to boards),                          Board Effectiveness
                                                          former Governor of
                                                          Minnesota
---------------------------------- ---------------------- ---------------------- ---------------------- ----------------------
Lynne V. Cheney                    Board member since     Distinguished          The Reader's Digest    Joint Audit,
American Enterprise                1994                   Fellow, AEI            Association Inc.       Contracts
Institute for Public Policy
Research (AEI)
1150 17th St., N.W.
Washington, D.C. 20036
Born in 1941
---------------------------------- ---------------------- ---------------------- ---------------------- ----------------------
Livio D. DeSimone                  Board member since     Retired chair of the   Cargill,               Joint Audit,
30 Seventh Street East             2001                   board and chief        Incorporated           Contracts
Suite 3050                                                executive officer,     (commodity merchants
St. Paul, MN 55101-4901                                   Minnesota Mining and   and processors),
Born in 1936                                              Manufacturing (3M)     Target Corporation
                                                                                 (department stores),
                                                                                 General Mills, Inc.
                                                                                 (consumer foods),
                                                                                 Vulcan Materials
                                                                                 Company
                                                                                 (construction
                                                                                 materials/
                                                                                 chemicals), Milliken
                                                                                 & Company (textiles
                                                                                 and chemicals) and
                                                                                 Nexia
                                                                                 Biotechnologies, Inc.
---------------------------------- ---------------------- ---------------------- ---------------------- ----------------------

Ira D. Hall                        Board member since     Private investor;      Imagistics             Contracts,
183 Long Close Road                2001                   formerly with Texaco   International, Inc.    Investment Review
Stamford, CT 06902                                        Inc., treasurer,       (office equipment),
Born in 1944                                              1999-2001 and          Reynolds & Reynolds
                                                          general manager,       Company (information
                                                          alliance management    services), TECO
                                                          operations,            Energy, Inc. (energy
                                                          1998-1999. Prior to    holding company),
                                                          that, director,        The Williams
                                                          International          Companies, Inc.
                                                          Operations IBM Corp.   (energy distribution
                                                                                 company)

---------------------------------- ---------------------- ---------------------- ---------------------- ----------------------
Heinz F. Hutter                    Board member since     Retired president                             Board Effectiveness,
P.O. Box 2187                      1994                   and chief operating                           Executive,
Minneapolis, MN 55402                                     officer, Cargill,                             Investment Review
Born in 1929                                              Incorporated
                                                          (commodity merchants
                                                          and processors)
---------------------------------- ---------------------- ---------------------- ---------------------- ----------------------
Anne P. Jones                      Board member since     Attorney and           Motorola, Inc.         Joint Audit, Board
5716 Bent Branch Rd.               1985                   consultant             (electronics)          Effectiveness,
Bethesda, MD 20816                                                                                      Executive
Born in 1935
---------------------------------- ---------------------- ---------------------- ---------------------- ----------------------
Stephen R. Lewis, Jr.              Board member since     Retired president                             Contracts,
901 S. Marquette Ave.              2002                   and professor of                              Investment Review
Minneapolis, MN 55402                                     economics, Carleton
Born in 1939                                              College
---------------------------------- ---------------------- ---------------------- ---------------------- ----------------------
William R. Pearce                  Board member since     RII Weyerhaeuser                              Executive,
2050 One Financial Plaza           1980                   World Timberfund,                             Investment Review,
Minneapolis, MN 55402                                     L.P. (develops                                Board Effectiveness
Born in 1927                                              timber resources)--
                                                          management
                                                          committee; former
                                                          chair, American
                                                          Express Funds
---------------------------------- ---------------------- ---------------------- ---------------------- ----------------------

--------------------------------------------------------------------------------
64 -- AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

Independent Board Members (continued)


Name,                              Position held with     Principal              Other directorships    Committee memberships
Address,                           Registrant and         occupations during
age                                length of service      past five years
---------------------------------- ---------------------- ---------------------- ---------------------- ----------------------

Alan G. Quasha                     Board member since     President, Quadrant    Compagnie Financiere   Joint Audit,
720 Fifth Avenue                   2002                   Management, Inc.       Richemont AG (luxury   Investment Review
New York, NY 10019                                        (management of         goods)
Born in 1949                                              private equities)
---------------------------------- ---------------------- ---------------------- ---------------------- ----------------------
Alan K. Simpson                    Board member since     Former three-term      Biogen, Inc.           Joint Audit,
1201 Sunshine Ave.                 1997                   United States          (bio-pharmaceuticals)  Contracts
Cody, WY 82414                                            Senator for Wyoming
Born in 1931
---------------------------------- ---------------------- ---------------------- ---------------------- ----------------------
C. Angus Wurtele                   Board member since     Retired chair of the   Bemis Corporation      Contracts,
4900 IDS Tower                     1994                   board and chief        (packaging)            Executive,
Minneapolis, MN 55402                                     executive officer,                            Investment Review
Born in 1934                                              The Valspar
                                                          Corporation
---------------------------------- ---------------------- ---------------------- ---------------------- ----------------------

Board Members Affiliated with American Express Financial Corporation (AEFC)


Name,                              Position held with     Principal              Other directorships    Committee memberships
address,                           Registrant and         occupations during
age                                length of service      past five years
---------------------------------- ---------------------- ---------------------- ---------------------- ----------------------

David R. Hubers                    Board member since     Retired chief          Chronimed Inc.
50643 AXP Financial Center         1993                   executive officer      (specialty
Minneapolis, MN 55474                                     and director of AEFC   pharmaceutical
Born in 1943                                                                     distribution), RTW

                                                                                 Inc.
                                                                                 (manages
                                                                                 worker's
                                                                                 compensation
                                                                                 programs),
                                                                                 Lawson
                                                                                 Software,
                                                                                 Inc.
                                                                                 (technology
                                                                                 based
                                                                                 business
                                                                                 applications)
---------------------------------- ---------------------- ---------------------- ---------------------- ----------------------

John R. Thomas                     Board member since     Senior vice
50652 AXP Financial Center         1987                   president -
Minneapolis, MN 55474                                     information and
Born in 1937                                              technology of AEFC

---------------------------------- ---------------------- ---------------------- ---------------------- ----------------------
William F. Truscott                Board member since     Senior vice
53600 AXP Financial Center         2001, vice president   president - chief
Minneapolis, MN 55474              since 2002             investment officer
Born in 1960                                              of AEFC; former
                                                          chief investment
                                                          officer and managing
                                                          director, Zurich
                                                          Scudder Investments
---------------------------------- ---------------------- ---------------------- ---------------------- ----------------------


The board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the board. In addition to Mr. Truscott, who is vice president, the Fund's other officers are:


Other Officers


Name,                              Position held with     Principal              Other directorships    Committee memberships
address,                           Registrant and         occupations during
age                                length of service      past five years
---------------------------------- ---------------------- ---------------------- ---------------------- ----------------------

Jeffrey P. Fox                     Treasurer since 2002   Vice president -
50005 AXP Financial Center                                investment
Minneapolis, MN 55474                                     accounting, AEFC
Born in 1955                                              since 2002; vice
                                                          president - finance,
                                                          American Express
                                                          Company, 2000-2002;
                                                          vice president -
                                                          corporate controller,
                                                          AEFC, 1996-2000
---------------------------------- ---------------------- ---------------------- ---------------------- ----------------------

Paula R. Meyer                     President since 2002   Senior vice
596 AXP Financial Center                                  president and
Minneapolis, MN 55474                                     general manager -
Born in 1954                                              Mutual Funds, AEFC,
                                                          since 2002; vice
                                                          president and managing
                                                          director - American
                                                          Express Funds, AEFC,
                                                          1998-2000; president -
                                                          Piper Capital
                                                          Management 1997-1998

---------------------------------- ---------------------- ---------------------- ---------------------- ----------------------
Leslie L. Ogg                      Vice president,        President of Board
901 S. Marquette Ave.              general counsel, and   Services Corporation
Minneapolis, MN 55402              secretary since 1978
Born in 1938
---------------------------------- ---------------------- ---------------------- ---------------------- ----------------------
Stephen W. Roszell                 Vice president since   Senior vice
50239 AXP Financial Center         2002                   president -
Minneapolis, MN55474                                      institutional group
Born in 1949                                              of AEFC
---------------------------------- ---------------------- ---------------------- ---------------------- ----------------------

--------------------------------------------------------------------------------
65 -- AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

Responsibilities of board with respect to Fund's management
The board initially approves an Investment Management Services Agreement and other contracts with American Express Financial Corporation (AEFC), one of AEFC's subsidiaries, and other service providers. Once the contracts are approved, the board monitors the level and quality of services including commitments of service providers to achieve expected levels of investment performance and shareholder services. In addition, the board oversees that processes are in place to assure compliance with applicable rules, regulations and investment policies and addresses possible conflicts of interest. Annually, the board evaluates the services received under the contracts by receiving reports covering investment performance, shareholder services, marketing, and AEFC's profitability in order to determine whether to continue existing contracts or negotiate new contracts.

Several committees facilitate its work

Executive Committee -- Acts for the board between meetings of the board. The committee held two meetings during the last fiscal year.

Joint Audit Committee -- Meets with the independent public accountant, internal auditors and corporate officers to review financial statements, reports, and compliance matters. Reports significant issues to the board and makes recommendations to the independent directors regarding the selection of the independent public accountant. The committee held four meetings during the last fiscal year.

Investment Review Committee -- Considers investment management policies and strategies; investment performance; risk management techniques; and securities trading practices and reports areas of concern to the board. The committee held four meetings during the last fiscal year.

Board Effectiveness Committee -- Recommends to the board the size, structure and composition for the board; the compensation to be paid to members of the board; and a process for evaluating the board's performance. The committee also reviews candidates for board membership including candidates recommended by shareholders. To be considered, recommendations must include a curriculum vita and be mailed to the Chairman of the Board, American Express Funds, 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402-3268. The committee held five meetings during the last fiscal year.

Contracts Committee -- Receives and analyzes reports covering the level and quality of services provided under contracts with the Fund and advises the board regarding actions taken on these contracts during the annual review process. The committee held four meetings during the last fiscal year.

COMPENSATION FOR BOARD MEMBERS
During the most recent fiscal year, the independent members of the Fund board, for attending up to 34 meetings, received the following compensation:


Compensation Table for AXP VP - Blue Chip Advantage
                                                Total cash compensation from the
                             Aggregate             American Express Funds and
Board member        compensation from the Fund    Preferred Master Trust Group

H. Brewster Atwater, Jr.      $1,307                      $152,042
Lynne V. Cheney                1,000                       127,642
Livio D. DeSimone                950                       124,042
Ira D. Hall                    1,050                       131,292
Heinz F. Hutter                1,307                       152,492
Anne P. Jones                  1,407                       161,192
Stephen R. Lewis, Jr.            567                        78,250
William R. Pearce              1,300                       150,992
Alan G. Quasha                   442                        56,650
Alan K. Simpson                  950                       123,792
C. Angus Wurtele               1,207                       145,092


--------------------------------------------------------------------------------
66 -- AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

Compensation Table for AXP VP - Bond
                                                Total cash compensation from the
                             Aggregate             American Express Funds and
Board member        compensation from the Fund    Preferred Master Trust Group

H. Brewster Atwater, Jr.      $2,107                      $152,042
Lynne V. Cheney                1,800                       127,642
Livio D. DeSimone              1,750                       124,042
Ira D. Hall                    1,850                       131,292
Heinz F. Hutter                2,107                       152,492
Anne P. Jones                  2,207                       161,192
Stephen R. Lewis, Jr.          1,142                        78,250
William R. Pearce              2,100                       150,992
Alan G. Quasha                   817                        56,650
Alan K. Simpson                1,750                       123,792
C. Angus Wurtele               2,007                       145,092


Compensation Table for AXP VP - Capital Resource
                                                Total cash compensation from the
                             Aggregate             American Express Funds and
Board member        compensation from the Fund    Preferred Master Trust Group

H. Brewster Atwater, Jr.      $2,916                      $152,042
Lynne V. Cheney                2,608                       127,642
Livio D. DeSimone              2,558                       124,042
Ira D. Hall                    2,658                       131,292
Heinz F. Hutter                2,916                       152,492
Anne P. Jones                  3,016                       161,192
Stephen R. Lewis, Jr.          1,592                        78,250
William R. Pearce              2,908                       150,992
Alan G. Quasha                 1,067                        56,650
Alan K. Simpson                2,558                       123,792
C. Angus Wurtele               2,816                       145,092


Compensation Table for AXP VP - Cash Management
                                                Total cash compensation from the
                             Aggregate             American Express Funds and
Board member        compensation from the Fund    Preferred Master Trust Group

H. Brewster Atwater, Jr.      $1,774                      $152,042
Lynne V. Cheney                1,467                       127,642
Livio D. DeSimone              1,417                       124,042
Ira D. Hall                    1,517                       131,292
Heinz F. Hutter                1,824                       152,492
Anne P. Jones                  1,924                       161,192
Stephen R. Lewis, Jr.            900                        78,250
William R. Pearce              1,817                       150,992
Alan G. Quasha                   650                        56,650
Alan K. Simpson                1,417                       123,792
C. Angus Wurtele               1,724                       145,092


--------------------------------------------------------------------------------
67 -- AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

Compensation Table for AXP VP - Diversified Equity Income
                                                Total cash compensation from the
                             Aggregate             American Express Funds and
Board member        compensation from the Fund    Preferred Master Trust Group

H. Brewster Atwater, Jr.      $1,307                      $152,042
Lynne V. Cheney                1,000                       127,642
Livio D. DeSimone                950                       124,042
Ira D. Hall                    1,050                       131,292
Heinz F. Hutter                1,307                       152,492
Anne P. Jones                  1,407                       161,192
Stephen R. Lewis, Jr.            567                        78,250
William R. Pearce              1,300                       150,992
Alan G. Quasha                   442                        56,650
Alan K. Simpson                  950                       123,792
C. Angus Wurtele               1,207                       145,092


Compensation Table for AXP VP - Equity Select Income
                                                Total cash compensation from the
                             Aggregate             American Express Funds and
Board member        compensation from the Fund    Preferred Master Trust Group

H. Brewster Atwater, Jr.        $724                      $152,042
Lynne V. Cheney                  667                       127,642
Livio D. DeSimone                717                       124,042
Ira D. Hall                      667                       131,292
Heinz F. Hutter                  774                       152,492
Anne P. Jones                    874                       161,192
Stephen R. Lewis, Jr.            567                        78,250
William R. Pearce                667                       150,992
Alan G. Quasha                   442                        56,650
Alan K. Simpson                  667                       123,792
C. Angus Wurtele                 824                       145,092


Compensation Table for AXP VP - Extra Income
                                                Total cash compensation from the
                             Aggregate             American Express Funds and
Board member        compensation from the Fund    Preferred Master Trust Group

H. Brewster Atwater, Jr.      $1,507                      $152,042
Lynne V. Cheney                1,200                       127,642
Livio D. DeSimone              1,150                       124,042
Ira D. Hall                    1,250                       131,292
Heinz F. Hutter                1,507                       152,492
Anne P. Jones                  1,607                       161,192
Stephen R. Lewis, Jr.            700                        78,250
William R. Pearce              1,500                       150,992
Alan G. Quasha                   525                        56,650
Alan K. Simpson                1,150                       123,792
C. Angus Wurtele               1,407                       145,092



--------------------------------------------------------------------------------
68 -- AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

Compensation Table for AXP VP - Federal Income
                                                Total cash compensation from the
                             Aggregate             American Express Funds and
Board member        compensation from the Fund    Preferred Master Trust Group

H. Brewster Atwater, Jr.      $1,307                      $152,042
Lynne V. Cheney                1,000                       127,642
Livio D. DeSimone                950                       124,042
Ira D. Hall                    1,050                       131,292
Heinz F. Hutter                1,307                       152,492
Anne P. Jones                  1,407                       161,192
Stephen R. Lewis, Jr.            567                        78,250
William R. Pearce              1,300                       150,992
Alan G. Quasha                   442                        56,650
Alan K. Simpson                  950                       123,792
C. Angus Wurtele               1,207                       145,092


Compensation Table for AXP VP - Global Bond
                                                Total cash compensation from the
                             Aggregate             American Express Funds and
Board member        compensation from the Fund    Preferred Master Trust Group

H. Brewster Atwater, Jr.      $1,307                      $152,042
Lynne V. Cheney                1,000                       127,642
Livio D. DeSimone                950                       124,042
Ira D. Hall                    1,050                       131,292
Heinz F. Hutter                1,307                       152,492
Anne P. Jones                  1,407                       161,192
Stephen R. Lewis, Jr.            567                        78,250
William R. Pearce              1,300                       150,992
Alan G. Quasha                   442                        56,650
Alan K. Simpson                  950                       123,792
C. Angus Wurtele               1,207                       145,092


Compensation Table for AXP VP - Growth
                                                Total cash compensation from the
                             Aggregate             American Express Funds and
Board member        compensation from the Fund    Preferred Master Trust Group

H. Brewster Atwater, Jr.      $1,307                      $152,042
Lynne V. Cheney                1,000                       127,642
Livio D. DeSimone                950                       124,042
Ira D. Hall                    1,050                       131,292
Heinz F. Hutter                1,307                       152,492
Anne P. Jones                  1,407                       161,192
Stephen R. Lewis, Jr.            567                        78,250
William R. Pearce              1,300                       150,992
Alan G. Quasha                   442                        56,650
Alan K. Simpson                  950                       123,792
C. Angus Wurtele               1,207                       145,092



--------------------------------------------------------------------------------
69 -- AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

Compensation Table for AXP VP - International
                                                Total cash compensation from the
                             Aggregate             American Express Funds and
Board member        compensation from the Fund    Preferred Master Trust Group

H. Brewster Atwater, Jr.      $1,849                      $152,042
Lynne V. Cheney                1,542                       127,642
Livio D. DeSimone              1,492                       124,042
Ira D. Hall                    1,592                       131,292
Heinz F. Hutter                1,849                       152,492
Anne P. Jones                  1,949                       161,192
Stephen R. Lewis, Jr.            900                        78,250
William R. Pearce              1,842                       150,992
Alan G. Quasha                   650                        56,650
Alan K. Simpson                1,492                       123,792
C. Angus Wurtele               1,749                       145,092


Compensation Table for AXP VP - Managed
                                                Total cash compensation from the
                             Aggregate             American Express Funds and
Board member        compensation from the Fund    Preferred Master Trust Group

H. Brewster Atwater, Jr.      $3,141                      $152,042
Lynne V. Cheney                2,833                       127,642
Livio D. DeSimone              2,783                       124,042
Ira D. Hall                    2,883                       131,292
Heinz F. Hutter                3,141                       152,492
Anne P. Jones                  3,241                       161,192
Stephen R. Lewis, Jr.          1,767                        78,250
William R. Pearce              3,133                       150,992
Alan G. Quasha                 1,192                        56,650
Alan K. Simpson                2,783                       123,792
C. Angus Wurtele               3,041                       145,092


Compensation Table for AXP VP - New Dimensions
                                                Total cash compensation from the
                             Aggregate             American Express Funds and
Board member        compensation from the Fund    Preferred Master Trust Group

H. Brewster Atwater, Jr.      $3,307                      $152,042
Lynne V. Cheney                3,000                       127,642
Livio D. DeSimone              2,950                       124,042
Ira D. Hall                    3,050                       131,292
Heinz F. Hutter                3,307                       152,492
Anne P. Jones                  3,407                       161,192
Stephen R. Lewis, Jr.          1,900                        78,250
William R. Pearce              3,300                       150,992
Alan G. Quasha                 1,275                        56,650
Alan K. Simpson                2,950                       123,792
C. Angus Wurtele               3,207                       145,092



--------------------------------------------------------------------------------
70 -- AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

Compensation Table for AXP VP - Partners Small Cap Value

                                                Total cash compensation from the
                             Aggregate             American Express Funds and
Board member        compensation from the Fund    Preferred Master Trust Group
H. Brewster Atwater, Jr.        $549                      $152,042
Lynne V. Cheney                  542                       127,642
Livio D. DeSimone                542                       124,042
Ira D. Hall                      442                       131,292
Heinz F. Hutter                  549                       152,492
Anne P. Jones                    699                       161,192
Stephen R. Lewis, Jr.            442                        78,250
William R. Pearce                492                       150,992
Alan G. Quasha                   442                        56,650
Alan K. Simpson                  542                       123,792
C. Angus Wurtele                 599                       145,092


Compensation Table for AXP VP - S&P 500 Index

                                                Total cash compensation from the
                             Aggregate             American Express Funds and
Board member        compensation from the Fund    Preferred Master Trust Group

H. Brewster Atwater, Jr.      $1,307                      $152,042
Lynne V. Cheney                1,000                       127,642
Livio D. DeSimone                950                       124,042
Ira D. Hall                    1,050                       131,292
Heinz F. Hutter                1,307                       152,492
Anne P. Jones                  1,407                       161,192
Stephen R. Lewis, Jr.            567                        78,250
William R. Pearce              1,300                       150,992
Alan G. Quasha                   442                        56,650
Alan K. Simpson                  950                       123,792
C. Angus Wurtele               1,207                       145,092


Compensation Table for AXP VP - Small Cap Advantage

                                                Total cash compensation from the
                             Aggregate             American Express Funds and
Board member        compensation from the Fund    Preferred Master Trust Group

H. Brewster Atwater, Jr.      $1,307                      $152,042
Lynne V. Cheney                1,000                       127,642
Livio D. DeSimone                950                       124,042
Ira D. Hall                    1,050                       131,292
Heinz F. Hutter                1,307                       152,492
Anne P. Jones                  1,407                       161,192
Stephen R. Lewis, Jr.            567                        78,250
William R. Pearce              1,300                       150,992
Alan G. Quasha                   442                        56,650
Alan K. Simpson                  950                       123,792
C. Angus Wurtele               1,207                       145,092



--------------------------------------------------------------------------------
71 -- AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

Compensation Table for AXP VP - Strategy Aggressive

                                                Total cash compensation from the
                             Aggregate             American Express Funds and
Board member        compensation from the Fund    Preferred Master Trust Group

H. Brewster Atwater, Jr.      $2,141                      $152,042
Lynne V. Cheney                1,833                       127,642
Livio D. DeSimone              1,783                       124,042
Ira D. Hall                    1,883                       131,292
Heinz F. Hutter                2,141                       152,492
Anne P. Jones                  2,241                       161,192
Stephen R. Lewis, Jr.          1,100                        78,250
William R. Pearce              2,133                       150,992
Alan G. Quasha                   775                        56,650
Alan K. Simpson                1,783                       123,792
C. Angus Wurtele               2,041                       145,092


As of 30 days prior to the date of this SAI, the Fund's board members and officers as a group owned less than 1% of the outstanding shares of any class.


No board compensation was paid for Emerging Markets or Stock Funds.


Independent Auditors

The financial statements contained in the Annual Report were audited by independent auditors, KPMG LLP, 4200 Wells Fargo Center, 90 S. Seventh St., Minneapolis, MN 55402-3900. The independent auditors also provide other accounting and tax-related services as requested by the Fund.

--------------------------------------------------------------------------------
72 -- AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

Appendix A

DESCRIPTION OF MONEY MARKET SECURITIES
The types of instruments that form the major part of the Fund's investments are described below.

Certificates of Deposit
A certificate of deposit is a negotiable receipt issued by a bank or savings and loan association in exchange for the deposit of funds. The issuer agrees to pay the amount deposited, plus interest, on the date specified on the certificate.

Time Deposit
A time deposit is a non-negotiable deposit in a bank for a fixed period of time.

Bankers' Acceptances
A bankers' acceptance arises from a short-term credit arrangement designed to enable businesses to obtain funds to finance commercial transactions. It is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date.

Commercial Paper
Commercial paper is generally defined as unsecured short-term notes issued in bearer form by large well-known corporations and finance companies. Maturities on commercial paper range from one day to nine months.

Commercial paper rated A by Standard & Poor's Corporation has the following characteristics: Liquidity ratios are better than the industry average. Long-term senior debt rating is "A" or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowances made for unusual circumstances. Typically, the issuer's industry is well established, the issuer has a strong position within its industry and the reliability and quality of management is unquestioned. Issuers rated A are further rated by use of numbers 1, 2 and 3 to denote relative strength within this highest classification.

A Prime rating is the highest commercial paper rating assigned by Moody's Investors Services Inc. Issuers rated Prime are further rated by use of numbers 1, 2 and 3 to denote relative strength within this highest classification. Among the factors considered by Moody's in assigning ratings for an issuer are the following: (1) management; (2) economic evaluation of the industry and an appraisal of speculative type risks which may be inherent in certain areas; (3) competition and customer acceptance of products; (4) liquidity; (5) amount and quality of long-term debt; (6) ten year earnings trends; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

Letters of Credit
A letter of credit is a short-term note issued in bearer form with a bank letter of credit which provides that the bank pay to the bearer the amount of the note upon presentation.

U.S. Treasury Bills
Treasury bills are issued with maturities of any period up to one year. Three-month and six-month bills are currently offered by the Treasury on 13-week and 26-week cycles respectively and are auctioned each week by the Treasury. Treasury bills are issued in book entry form and are sold only on a discount basis, i.e., the difference between the purchase price and the maturity value constitutes interest income for the investor. If they are sold before maturity, a portion of the income received may be a short-term capital gain.

U.S. Government Agency Securities
Federal agency securities are debt obligations which principally result from lending programs of the U.S. government. Housing and agriculture have traditionally been the principal beneficiaries of Federal credit programs, and agencies involved in providing credit to agriculture and housing account for the bulk of the outstanding agency securities.

--------------------------------------------------------------------------------
73 -- AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

Repurchase Agreements
A repurchase agreement involves the acquisition of securities by the Fund, with the concurrent agreement by a bank (or securities dealer if permitted by law or regulation), to reacquire the securities at the Fund's cost, plus interest, within a specified time. The Fund thereby receives a fixed rate of return on this investment, one that is insulated from market and rate fluctuations during the holding period. In these transactions, the securities acquired by the Fund have a total value equal to or in excess of the value of the repurchase agreement and are held by the Fund's custodian until required.

Floating Rate Instruments
These instruments pay interest at a rate tied to an external interest rate. The rate changes whenever there is a change in the external interest rate.

If AEFC becomes aware that a security owned by the Fund is downgraded below the second highest rating, AEFC will either sell the security or recommend to the Fund's board why it should not be sold.

--------------------------------------------------------------------------------
74 -- AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

Appendix B

DESCRIPTION OF RATINGS
Standard & Poor's Debt Ratings
A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of such information or based on other circumstances.

The ratings are based, in varying degrees, on the following considerations:

o Likelihood of default capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

o   Nature of and provisions of the obligation.

o Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

Investment Grade
Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

Speculative Grade
Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category also is used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

Debt rated CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

Debt rated C typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

The rating CI is reserved for income bonds on which no interest is being paid.

--------------------------------------------------------------------------------
75 -- AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Moody's Long-Term Debt Ratings
Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than in Aaa securities.

A - Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment some time in the future.

Baa - Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds that are rated Ba are judged to have speculative elements-their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds that are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

SHORT-TERM RATINGS

Standard & Poor's Commercial Paper Ratings
A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. These categories are as follows:

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with doubtful capacity for payment.

D Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

--------------------------------------------------------------------------------
76 -- AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

Standard & Poor's Note Ratings
An S&P note rating reflects the liquidity factors and market-access risks unique to notes. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

Note rating symbols and definitions are as follows:

SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3     Speculative capacity to pay principal and interest.

Moody's Short-Term Ratings
Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

     Issuers rated Prime-l (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-l repayment ability will often be evidenced by many of the following characteristics:
     (i) leading market positions in well-established industries, (ii) high rates of return on funds employed, (iii) conservative capitalization structure with moderate reliance on debt and ample asset protection, (iv) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (v) well established access to a range of financial markets and assured sources of alternate liquidity.

     Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

     Issuers rated Not Prime do not fall within any of the Prime rating categories.

Moody's & S&P's

Short-Term Muni Bonds and Notes
Short-term municipal bonds and notes are rated by Moody's and by S&P. The ratings reflect the liquidity concerns and market access risks unique to notes.

Moody's MIG 1/VMIG 1 indicates the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

Moody's MIG 2/VMIG 2 indicates high quality. Margins of protection are ample although not so large as in the preceding group.

Moody's MIG 3/VMIG 3 indicates favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Moody' s MIG 4/VMIG 4 indicates adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

Standard & Poor's rating SP-1 indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

Standard & Poor's rating SP-2 indicates satisfactory capacity to pay principal and interest.

Standard & Poor's rating SP-3 indicates speculative capacity to pay principal and interest.

--------------------------------------------------------------------------------
77 -- AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

Appendix C

ADDITIONAL INFORMATION ABOUT THE INDEX
AXP Variable Portfolio - S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, express or implied, to the shareholders of AXP Variable Portfolio - S&P 500 Index Fund or any member of the public regarding the advisability of investing in securities generally or in AXP Variable Portfolio - S&P 500 Index Fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to AXP Variable Portfolio - S&P 500 Index Fund is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index, which are determined, composed and calculated by S&P without regard to AXP Variable Portfolio - S&P 500 Index Fund. S&P has no obligation to take the needs of AXP Variable Portfolio - S&P 500 Index Fund or its shareholders into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of AXP Variable Portfolio - S&P 500 Index Fund or the timing of the issuance or sale of the fund or in the determination or calculation of the equation by which the fund's shares are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of AXP Variable Portfolio - S&P 500 Index Fund shares.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUND, ITS SHAREHOLDERS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

--------------------------------------------------------------------------------
78 -- AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

S-6466-20 V (10/02)

Independent Auditors' Report

THE BOARD AND SHAREHOLDERS

AXP(R) VARIABLE PORTFOLIO - INCOME SERIES, INC.

AXP(R) VARIABLE PORTFOLIO - INVESTMENT SERIES, INC.

AXP(R) VARIABLE PORTFOLIO - MANAGED SERIES, INC.

AXP(R) VARIABLE PORTFOLIO - MONEY MARKET SERIES, INC.

AXP(R) VARIABLE PORTFOLIO - PARTNERS SERIES, INC.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments in securities, of AXP VP - Bond Fund, AXP VP - Extra Income Fund, AXP VP - Federal Income Fund and AXP VP - Global Bond Fund (funds within AXP Variable Portfolio - Income Series, Inc.), AXP VP - Blue Chip Advantage Fund, AXP VP - Capital Resource Fund, AXP VP - Emerging Markets Fund, AXP VP - Equity Select Fund, AXP VP - Growth Fund, AXP VP - International Fund, AXP VP - New Dimensions Fund, AXP VP - S&P 500 Index Fund, AXP VP - Small Cap Advantage Fund, AXP VP - Stock Fund and AXP VP - Strategy Aggressive Fund (funds within AXP Variable Portfolio - Investment Series, Inc.), AXP VP - Diversified Equity Income Fund and AXP VP - Managed Fund (funds within AXP Variable Portfolio - Managed Series, Inc.), AXP VP - Cash Management Fund, (fund within AXP Variable Portfolio - Money Market Series, Inc.), and AXP VP - Partners Small Cap Value Fund (fund within AXP VP - Partners Series, Inc.) as of August 31, 2002, and the related statements of operations, statements of changes in net assets and the financial highlights for the periods presented. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2002, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AXP VP
- Bond Fund, AXP VP - Extra Income Fund, AXP VP - Federal Income Fund, AXP VP - Global Bond Fund, AXP VP - Blue Chip Advantage Fund, AXP VP - Capital Resource Fund, AXP VP - Emerging Markets Fund, AXP VP - Equity Select Fund, AXP VP - Growth Fund, AXP VP - International Fund, AXP VP - New Dimensions Fund, AXP VP - S&P 500 Index Fund, AXP VP - Small Cap Advantage Fund, AXP VP - Stock Fund, AXP VP - Strategy Aggressive Fund, AXP VP - Diversified Equity Income Fund, AXP VP - Managed Fund, AXP VP - Cash Management Fund and AXP VP - Partners Small Cap Value Fund as of August 31, 2002 and the results of their operations, the changes in their net assets, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP

Minneapolis, Minnesota

October 4, 2002

--------------------------------------------------------------------------------
62 AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

Financial Statements

Statements of assets and liabilities

American Express Variable Portfolio Funds
                                                                              AXP VP -        AXP VP -         AXP VP -
                                                                              Blue Chip         Bond            Capital
                                                                              Advantage         Fund           Resource
Aug. 31, 2002                                                                   Fund                             Fund
Assets
Investments in securities, at value (Note 1)*
    (identified cost $74,367,962, $1,932,724,106 and $2,461,171,883)      $ 63,099,489    $1,936,321,624   $2,221,532,057
Cash in bank on demand deposit                                                  84,677         2,830,083           90,005
Foreign currency holdings for AXP VP - Bond Fund
    (identified cost $306,142) (Note 1)                                             --           303,063               --
Receivable for investment securities sold                                      116,486        57,197,620       26,819,092
Dividends and accrued interest receivable                                       97,587        26,082,794        3,306,077
Unrealized appreciation on foreign currency contracts held,
    at value (Notes 1 and 5)                                                        --            84,128               --
                                                                            ----------     -------------    -------------
Total assets                                                                63,398,239     2,022,819,312    2,251,747,231
                                                                            ----------     -------------    -------------
Liabilities
Dividends payable to shareholders (Note 1)                                     131,509         7,915,814        3,335,339
Payable for investment securities purchased                                         --        54,605,833       11,432,484
Unrealized depreciation on foreign currency contracts held,
    at value (Notes 1 and 5)                                                        --             3,334               --
Payable for securities purchased on a when-issued basis (Note 1)                    --       113,856,472               --
Accrued investment management services fee                                      29,286           890,656        1,138,452
Accrued distribution fee                                                         6,537           184,522          229,472
Accrued administrative services fee                                              2,092            70,538           85,761
Payable upon return of securities loaned (Note 6)                                   --        31,578,355        8,500,000
Other accrued expenses                                                          25,945           166,804          220,135
                                                                                ------           -------          -------
Total liabilities                                                              195,369       209,272,328       24,941,643
                                                                               -------       -----------       ----------
Net assets applicable to outstanding capital stock                        $ 63,202,870    $1,813,546,984   $2,226,805,588
                                                                          ============    ==============   ==============
Represented by
Capital stock -- $.01 par value (Note 1)                                  $     96,142    $    1,746,930   $    1,351,199
Additional paid-in capital                                                 102,176,494     1,988,068,375    2,859,276,867
Undistributed (excess of distributions over) net investment income              (1,523)        1,087,188          (31,541)
Accumulated net realized gain (loss) (Note 9)                              (27,799,770)     (181,094,295)    (394,151,111)
Unrealized appreciation (depreciation) on investments and
    on translation of assets and liabilities in
    foreign currencies (Note 5)                                            (11,268,473)        3,738,786     (239,639,826)
                                                                           -----------         ---------     ------------
Total -- representing net assets applicable to outstanding
    capital stock                                                         $ 63,202,870    $1,813,546,984   $2,226,805,588
                                                                          ============    ==============   ==============
Shares outstanding                                                           9,614,206       174,692,990      135,119,935
                                                                             ---------       -----------      -----------
Net asset value per share of outstanding capital stock                    $       6.57    $        10.38   $        16.48
                                                                          ------------    --------------   --------------
* Including securities on loan, at value (Note 6)                         $         --    $   31,166,125   $    8,195,000
                                                                          ------------    --------------   --------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
63 AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

Statements of assets and liabilities (continued)

American Express Variable Portfolio Funds
                                                                              AXP VP -        AXP VP -         AXP VP -
                                                                                Cash         Diversified       Emerging
                                                                             Management     Equity Income       Markets
Aug. 31, 2002                                                                   Fund            Fund             Fund
Assets
Investments in securities, at value (Note 1)*
    (identified cost $1,124,254,782, $309,920,862 and $9,786,481)       $1,124,254,782      $272,595,187      $ 9,355,208
Cash in bank on demand deposit                                                  49,440             3,944          447,229
Receivable for investment securities sold                                           --                --          104,243
Dividends and accrued interest receivable                                      322,886           554,437           16,173
                                                                               -------           -------           ------
Total assets                                                             1,124,627,108       273,153,568        9,922,853
                                                                         -------------       -----------        ---------
Liabilities
Dividends payable to shareholders (Note 1)                                   1,007,817         1,063,424               --
Payable for investment securities purchased                                         --         1,546,359           28,160
Accrued investment management services fee                                     472,509           119,002            9,227
Accrued distribution fee                                                       116,345            26,563              986
Unrealized depreciation on foreign currency contracts held,
    at value (Notes 1 and 5)                                                        --                --              357
Accrued administrative services fee                                             27,596             8,500              789
Payable upon return of securities loaned (Note 6)                                   --         2,850,000               --
Other accrued expenses                                                         120,797            66,926           35,445
                                                                               -------            ------           ------
Total liabilities                                                            1,745,064         5,680,774           74,964
                                                                             ---------         ---------           ------
Net assets applicable to outstanding capital stock                      $1,122,882,044      $267,472,794      $ 9,847,889
                                                                        ==============      ============      ===========
Represented by
Capital stock -- $.01 par value (Note 1)                                $   11,232,853      $    318,216      $    13,985
Additional paid-in capital                                               1,111,652,312       315,023,258       12,094,583
Excess of distributions over net investment income                                  --           (58,180)              --
Accumulated net realized gain (loss) (Note 9)                                   (3,121)      (10,484,825)      (1,829,369)
Unrealized appreciation (depreciation) on investments and
    on translation of assets and liabilities in
    foreign currencies (Note 5)                                                     --       (37,325,675)        (431,310)
                                                                                ------       -----------       ----------
Total -- representing net assets applicable to outstanding
    capital stock                                                       $1,122,882,044      $267,472,794      $ 9,847,889
                                                                        ==============      ============      ===========
Shares outstanding                                                       1,123,285,260        31,821,577        1,398,503
                                                                         -------------        ----------        ---------
Net asset value per share of outstanding capital stock                  $         1.00            $ 8.41      $      7.04
                                                                        --------------            ------      -----------
* Including securities on loan, at value (Note 6)                       $           --      $  2,655,000      $        --
                                                                        --------------      ------------      -----------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
64 AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

Statements of assets and liabilities (continued)

American Express Variable Portfolio Funds
                                                                              AXP VP -        AXP VP -         AXP VP -
                                                                               Equity           Extra           Federal
                                                                               Select          Income           Income
Aug. 31, 2002                                                                   Fund            Fund             Fund
Assets
Investments in securities, at value (Note 1)
    (identified cost $80,995,245, $646,025,952 and $289,320,638)           $72,861,647     $ 568,908,512     $294,361,848
Cash in bank on demand deposit                                                  22,662           475,003           70,679
Receivable for investment securities sold                                           --         2,008,799           37,506
Dividends and accrued interest receivable                                       20,421        13,740,401        2,092,602
Expense reimbursement receivable from AEFC                                       6,292                --               --
                                                                            ----------       -----------      -----------
Total assets                                                                72,911,022       585,132,715      296,562,635
                                                                            ----------       -----------      -----------
Liabilities
Dividends payable to shareholders (Note 1)                                          --         4,149,297          710,647
Payable for investment securities purchased                                    880,463         3,665,784           37,314
Payable for securities purchased on a when-issued basis (Note 1)                    --                --       19,622,772
Accrued investment management services fee                                      36,579           287,142          132,755
Accrued distribution fee                                                         7,034            57,892           27,204
Accrued administrative services fee                                              3,376            23,157           10,881
Other accrued expenses                                                          26,333            83,917           32,574
Option contracts written, at value (premiums received,
    $99,503 for AXP VP - Federal Income Fund) (Note 8)                              --                --          280,156
                                                                               -------         ---------       ----------
Total liabilities                                                              953,785         8,267,189       20,854,303
                                                                               -------         ---------       ----------
Net assets applicable to outstanding capital stock                         $71,957,237     $ 576,865,526     $275,708,332
                                                                           ===========     =============     ============
Represented by
Capital stock -- $.01 par value (Note 1)                                   $    84,273     $   1,018,967     $    261,454
Additional paid-in capital                                                  81,631,198       932,713,955      269,588,481
Undistributed net investment income                                                 --            32,074               --
Accumulated net realized gain (loss) (Note 9)                               (1,624,636)     (279,782,030)       1,106,214
Unrealized appreciation (depreciation) on investments and
    on translation of assets and liabilities in
    foreign currencies (Note 7)                                             (8,133,598)      (77,117,440)       4,752,183
                                                                            ----------       -----------        ---------
Total -- representing net assets applicable to outstanding
    capital stock                                                          $71,957,237     $ 576,865,526     $275,708,332
                                                                           ===========     =============     ============
Shares outstanding                                                           8,427,327       101,896,736       26,145,363
                                                                             ---------       -----------       ----------
Net asset value per share of outstanding capital stock                     $      8.54     $        5.66     $      10.55
                                                                           -----------     -------------     ------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
65 AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

Statements of assets and liabilities (continued)

American Express Variable Portfolio Funds
                                                                              AXP VP -        AXP VP -         AXP VP -
                                                                               Global          Growth        International
                                                                                Bond            Fund             Fund
Aug. 31, 2002                                                                   Fund
Assets
Investments in securities, at value (Note 1)*
    (identified cost $231,444,465, $155,552,979 and $967,339,830)         $235,882,747     $ 147,583,239   $  883,889,768
Cash in bank on demand deposit                                                  18,147           730,889           69,359
Foreign currency holdings for AXP VP - International Fund
    (identified cost $3,665,750) (Note 1)                                           --                --        3,660,432
Receivable for investment securities sold                                    2,384,843         3,206,252        9,195,107
Dividends and accrued interest receivable                                    3,929,224           110,666        3,181,343
                                                                             ---------           -------        ---------
Total assets                                                               242,214,961       151,631,046      899,996,009
                                                                           -----------       -----------      -----------
Liabilities
Dividends payable to shareholders (Note 1)                                   2,061,428                --        4,334,132
Payable for investment securities purchased                                  2,317,314         7,028,361       17,753,541
Unrealized depreciation on foreign currency contracts held,
    at value (Notes 1 and 5)                                                    83,533                --              510
Payable for securities purchased on a when-issued basis (Note 1)             4,670,613                --               --
Accrued investment management services fee                                     159,641            73,385          619,230
Accrued distribution fee                                                        23,756            14,561           91,021
Accrued administrative services fee                                             11,403             5,824           38,932
Payable upon return of securities loaned (Note 6)                                   --                --        3,350,000
Other accrued expenses                                                          45,390            54,658          309,164
                                                                                ------            ------          -------
Total liabilities                                                            9,373,078         7,176,789       26,496,530
                                                                             ---------         ---------       ----------
Net assets applicable to outstanding capital stock                        $232,841,883     $ 144,454,257   $  873,499,479
                                                                          ============     =============   ==============
Represented by
Capital stock -- $.01 par value (Note 1)                                  $    232,441     $     288,934   $    1,248,119
Additional paid-in capital                                                 238,543,744       311,924,750    1,649,874,893
Undistributed (excess of distributions over) net investment income             182,188               340       (2,956,839)
Accumulated net realized gain (loss) (Note 9)                              (10,777,216)     (159,790,081)    (691,233,888)
Unrealized appreciation (depreciation) on investments and
    on translation of assets and liabilities in
    foreign currencies (Notes 5 and 7)                                       4,660,726        (7,969,686)     (83,432,806)
                                                                             ---------        ----------      -----------
Total -- representing net assets applicable to outstanding
    capital stock                                                         $232,841,883     $ 144,454,257   $  873,499,479
                                                                          ============     =============   ==============
Shares outstanding                                                          23,244,114        28,893,391      124,811,917
                                                                            ----------        ----------      -----------
Net asset value per share of outstanding capital stock                    $      10.02     $        5.00   $         7.00
                                                                          ------------     -------------   --------------
* Including securities on loan, at value (Note 6)                         $         --     $          --   $    3,264,000
                                                                          ------------     -------------   --------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
66 AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

Statements of assets and liabilities (continued)

American Express Variable Portfolio Funds
                                                                              AXP VP -        AXP VP -         AXP VP -
                                                                               Managed           New           Partners
                                                                                Fund         Dimensions        Small Cap
                                                                                                Fund             Value
Aug. 31, 2002                                                                                                    Fund
Assets
Investments in securities, at value (Note 1)*
    (identified cost $2,972,246,245, $3,218,112,417 and $62,462,025)    $2,756,522,118    $3,041,837,460      $54,938,659
Cash in bank on demand deposit                                                      --            99,075        8,167,466
Foreign currency holdings for AXP VP - New Dimensions Fund
    (identified cost $5,265,469) (Note 1)                                           --         5,151,955               --
Receivable for investment securities sold                                   17,131,674         5,882,979           69,199
Dividends and accrued interest receivable                                   27,816,856         4,382,514           38,645
                                                                            ----------         ---------           ------
Total assets                                                             2,801,470,648     3,057,353,983       63,213,969
                                                                         -------------     -------------       ----------
Liabilities
Disbursements in excess of cash on demand deposit                            2,532,090                --               --
Dividends payable to shareholders (Note 1)                                  21,647,576         5,114,481               --
Payable for investment securities purchased                                  9,906,449         4,645,773          428,325
Payable for securities purchased on a when-issued basis (Note 1)             5,063,229                --               --
Accrued investment management services fee                                   1,355,026         1,534,185           50,446
Accrued distribution fee                                                       280,315           312,091            6,182
Accrued administrative services fee                                             70,447           111,918            3,957
Payable upon return of securities loaned (Note 6)                           51,350,850                --               --
Other accrued expenses                                                         225,599           142,771           16,277
                                                                               -------           -------           ------
Total liabilities                                                           92,431,581        11,861,219          505,187
                                                                            ----------        ----------          -------
Net assets applicable to outstanding capital stock                      $2,709,039,067    $3,045,492,764      $62,708,782
                                                                        ==============    ==============      ===========
Represented by
Capital stock -- $.01 par value ($.001 for AXP VP - Managed Fund)
    (Note 1)                                                            $      219,867    $    2,331,480      $    65,852
Additional paid-in capital                                               2,933,959,128     3,624,443,402       69,911,181
Undistributed net investment income                                            230,750                --            1,479
Accumulated net realized gain (loss) (Note 9)                               (9,646,551)     (404,893,647)         253,636
Unrealized appreciation (depreciation) on investments and
    on translation of assets and liabilities in foreign currencies        (215,724,127)     (176,388,471)      (7,523,366)
                                                                          ------------      ------------       ----------
Total -- representing net assets applicable to outstanding
    capital stock                                                       $2,709,039,067    $3,045,492,764      $62,708,782
                                                                        ==============    ==============      ===========
Shares outstanding                                                         219,867,034       233,148,019        6,585,183
                                                                           -----------       -----------        ---------
Net asset value per share of outstanding capital stock                  $        12.32    $        13.06      $      9.52
                                                                        --------------    --------------      -----------
* Including securities on loan, at value (Note 6)                       $   51,059,192    $           --      $        --
                                                                        --------------    --------------      -----------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
67 AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

Statements of assets and liabilities (continued)

American Express Variable Portfolio Funds
                                                                              AXP VP -        AXP VP -         AXP VP -
                                                                               S&P 500        Small Cap          Stock
                                                                                Index         Advantage          Fund
Aug. 31, 2002                                                                   Fund            Fund
Assets
Investments in securities, at value (Note 1)*
    (identified cost $126,418,906, $65,036,808 and $5,022,095)            $ 98,761,451       $58,816,204       $4,648,678
Cash in bank on demand deposit                                                 737,215           503,786          380,865
Expense reimbursement receivable from AEFC                                          --                --              691
Receivable for investment securities sold                                           --         2,268,809               --
Dividends and accrued interest receivable                                      144,036            37,726            8,219
                                                                               -------            ------            -----
Total assets                                                                99,642,702        61,626,525        5,038,453
                                                                            ----------        ----------        ---------
Liabilities
Dividends payable to shareholders (Note 1)                                     288,008                --            6,315
Payable for investment securities purchased                                    685,153         1,923,778          148,855
Accrued investment management services fee                                      22,796            38,170            2,140
Accrued distribution fee                                                         9,826             6,040              478
Accrued administrative services fee                                              6,288             2,899              153
Payable upon return of securities loaned (Note 6)                                   --           355,000               --
Other accrued expenses                                                          56,441            24,844            7,413
                                                                                ------            ------            -----
Total liabilities                                                            1,068,512         2,350,731          165,354
                                                                             ---------         ---------          -------
Net assets applicable to outstanding capital stock                        $ 98,574,190       $59,275,794       $4,873,099
                                                                          ============       ===========       ==========
Represented by
Capital stock -- $.01 par value (Note 1)                                  $    157,902       $    67,444       $    6,090
Additional paid-in capital                                                 129,318,822        72,314,127        5,658,225
Undistributed (excess of distributions over) net investment income              (2,812)           10,342            1,088
Accumulated net realized gain (loss) (Note 9)                               (3,242,267)       (6,895,515)        (418,887)
Unrealized appreciation (depreciation) on investments and
    on translation of assets and liabilities in foreign currencies         (27,657,455)       (6,220,604)        (373,417)
                                                                           -----------        ----------         --------
Total -- representing net assets applicable to outstanding
    capital stock                                                         $ 98,574,190       $59,275,794       $4,873,099
                                                                          ============       ===========       ==========
Shares outstanding                                                          15,790,195         6,744,441          608,963
                                                                            ----------         ---------          -------
Net asset value per share of outstanding capital stock                    $       6.24       $      8.79       $     8.00
                                                                          ------------       -----------       ----------
* Including securities on loan, at value (Note 6)                         $         --       $   300,400       $       --
                                                                          ------------       -----------       ----------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
68 AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

Statements of assets and liabilities (continued)

American Express Variable Portfolio Funds
                                                                                              AXP VP -
                                                                                              Strategy
                                                                                             Aggressive
Aug. 31, 2002                                                                                   Fund
Assets
Investments in securities, at value (Note 1)
    Investments in securities of unaffiliated issuers*
    (identified cost $1,205,049,662)                                                     $ 1,014,702,126
    Investments in securities of affiliated issuers
    (identified cost $3,300,002)                                                                   1,436
                                                                                                   -----
Total investments in securities
    (identified cost $1,208,349,664)                                                       1,014,703,562
Cash in bank on demand deposit                                                                   861,606
Receivable for investment securities sold                                                      5,393,412
Dividends and accrued interest receivable                                                        130,108
                                                                                                 -------
Total assets                                                                               1,021,088,688
                                                                                           -------------
Liabilities
Payable for investment securities purchased                                                    4,915,095
Accrued investment management services fee                                                       521,564
Accrued distribution fee                                                                         103,990
Accrued administrative services fee                                                               43,520
Payable upon return of securities loaned (Note 6)                                             24,561,100
Other accrued expenses                                                                           157,193
Option contracts written, at value (premiums received,
    $170,095 for AXP VP--Strategy Aggressive Fund) (Note 8)                                       26,250
                                                                                                  ------
Total liabilities                                                                             30,328,712
                                                                                              ----------
Net assets applicable to outstanding capital stock                                       $   990,759,976
                                                                                         ===============
Represented by
Capital stock -- $.01 par value (Note 1)                                                 $     1,731,606
Additional paid-in capital                                                                 2,466,440,509
Undistributed net investment income                                                              319,691
Accumulated net realized gain (loss) (Note 9)                                             (1,284,229,573)
Unrealized appreciation (depreciation) on investments and
    on translation of assets and liabilities in foreign currencies                          (193,502,257)
                                                                                            ------------
Total -- representing net assets applicable to outstanding capital stock                 $   990,759,976
                                                                                         ===============
Shares outstanding                                                                           173,160,571
                                                                                             -----------
Net asset value per share of outstanding capital stock                                   $          5.72
                                                                                         ---------------
* Including securities on loan, at value (Note 6)                                        $    23,369,244
                                                                                         ---------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
69 AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

Statements of operations

American Express Variable Portfolio Funds
                                                                                AXP VP -         AXP VP -       AXP VP -
                                                                                Blue Chip          Bond          Capital
                                                                                Advantage          Fund         Resource
Year ended Aug. 31, 2002                                                          Fund                            Fund
Investment income
Income:
Dividends                                                                   $  1,054,327      $    910,176  $  34,765,602
Interest                                                                          83,515       105,874,987      3,312,064
    Less foreign taxes withheld                                                   (2,438)          (14,031)       (39,864)
                                                                                  ------           -------        -------
Total income                                                                   1,135,404       106,771,132     38,037,802
                                                                               ---------       -----------     ----------
Expenses (Note 2):
Investment management services fee                                               413,926        10,368,107     17,665,201
Distribution fee                                                                  97,127         2,146,748      3,588,799
Administrative services fees and expenses                                         29,737           888,460      1,339,895
Custodian fees                                                                    34,481           156,947        169,123
Compensation of board members                                                     11,488            19,638         27,613
Printing and postage                                                               8,476           190,395        282,235
Audit fees                                                                        15,000            25,000         24,000
Other                                                                              4,118               375         13,806
                                                                                   -----               ---         ------
Total expenses                                                                   614,353        13,795,670     23,110,672
    Earnings credits on cash balances (Note 2)                                    (5,641)           (2,797)        (2,846)
                                                                                  ------            ------         ------
Total net expenses                                                               608,712        13,792,873     23,107,826
                                                                                 -------        ----------     ----------
Investment income (loss) -- net                                                  526,692        92,978,259     14,929,976
                                                                                 -------        ----------     ----------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
    Security transactions (Note 3)                                           (12,437,756)      (62,449,808)  (392,662,025)
    Foreign currency transactions                                                     --          (834,251)            --
    Futures contracts                                                         (1,071,523)               --             --
                                                                               ---------       -----------     ----------
Net realized gain (loss) on investments                                      (13,509,279)      (63,284,059)  (392,662,025)
Net change in unrealized appreciation (depreciation) on investments and
    on translation of assets and liabilities in foreign currencies            (2,735,760)       25,649,907    (31,370,552)
                                                                              ----------        ----------    -----------
Net gain (loss) on investments and foreign currencies                        (16,245,039)      (37,634,152)  (424,032,577)
                                                                             -----------       -----------   ------------
Net increase (decrease) in net assets resulting from operations             $(15,718,347)     $ 55,344,107  $(409,102,601)
                                                                            ============      ============  =============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
70 AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

Statements of operations (continued)

American Express Variable Portfolio Funds
                                                                                AXP VP -         AXP VP -       AXP VP -
                                                                                  Cash          Diversified     Emerging
                                                                               Management      Equity Income     Markets
Year ended Aug. 31, 2002                                                          Fund             Fund           Fund
Investment income
Income:
Dividends                                                                    $        --      $  4,827,589      $ 163,581
Interest                                                                      25,358,061           233,312          9,361
    Less foreign taxes withheld                                                       --           (45,142)       (22,990)
                                                                                                   -------        -------
Total income                                                                  25,358,061         5,015,759        149,952
                                                                              ----------         ---------        -------
Expenses (Note 2):
Investment management services fee                                             5,593,953         1,150,977         90,859
Distribution fee                                                               1,376,148           254,965          9,663
Administrative services fees and expenses                                        340,298            81,333          7,730
Custodian fees                                                                    99,571           249,929         49,243
Compensation of board members                                                     16,430            11,488             --
Printing and postage                                                             137,771            10,055          5,000
Audit fees                                                                        18,500            15,000         15,000
Other                                                                              7,897             6,345          4,770
                                                                                   -----             -----          -----
Total expenses                                                                 7,590,568         1,780,092        182,265
    Expenses waived/reimbursed by AEFC (Note 2)                                       --                --        (52,534)
                                                                               ---------         ---------        -------
                                                                               7,590,568         1,780,092        129,731
    Earnings credits on cash balances (Note 2)                                    (3,758)           (2,019)        (3,891)
                                                                               ---------         ---------        -------
Total net expenses                                                             7,586,810         1,778,073        125,840
                                                                               ---------         ---------        -------
Investment income (loss) -- net                                               17,771,251         3,237,686         24,112
                                                                              ----------         ---------         ------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
    Security transactions (Note 3)                                                    --       (10,495,341)        44,787
    Foreign currency transactions                                                     --                --        (46,187)
                                                                               ---------         ---------        -------
Net realized gain (loss) on investments                                               --       (10,495,341)        (1,400)
Net change in unrealized appreciation (depreciation) on investments and
    on translation of assets and liabilities in foreign currencies                    --       (36,589,843)      (161,344)
                                                                               ---------       -----------       --------
Net gain (loss) on investments and foreign currencies                                 --       (47,085,184)      (162,744)
                                                                               ---------       -----------       --------
Net increase (decrease) in net assets resulting from operations              $17,771,251      $(43,847,498)     $(138,632)
                                                                             ===========      ============      =========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
71 AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

Statements of operations (continued)

American Express Variable Portfolio Funds
                                                                                AXP VP -         AXP VP -       AXP VP -
                                                                                 Equity            Extra         Federal
                                                                                 Select           Income         Income
Year ended Aug. 31, 2002                                                          Fund             Fund           Fund
Investment income
Income:
Dividends                                                                      $  97,950     $   4,828,924    $        --
Interest                                                                          36,010        54,048,439      6,904,540
    Less foreign taxes withheld                                                       --           (10,192)            --
                                                                                 -------        ----------      ---------
Total income                                                                     133,960        58,867,171      6,904,540
                                                                                 -------        ----------      ---------
Expenses (Note 2):
Investment management services fee                                               283,080         3,745,531      1,033,892
Distribution fee                                                                  50,978           755,147        211,863
Administrative services fees and expenses                                         23,048           341,798         84,228
Custodian fees                                                                   176,683            92,440         29,782
Compensation of board members                                                      7,588            13,505         11,488
Printing and postage                                                                 282            63,670         13,113
Audit fees                                                                        14,500            21,000         15,500
Other                                                                             10,510             2,548         10,124
                                                                                  ------             -----         ------
Total expenses                                                                   566,669         5,035,639      1,409,990
    Expenses waived/reimbursed by AEFC (Note 2)                                 (117,804)               --             --
                                                                                 -------        ----------      ---------
                                                                                 448,865         5,035,639      1,409,990
    Earnings credits on cash balances (Note 2)                                    (5,613)           (2,703)        (2,189)
                                                                                 -------        ----------      ---------
Total net expenses                                                               443,252         5,032,936      1,407,801
                                                                                 -------         ---------      ---------
Investment income (loss) -- net                                                 (309,292)       53,834,235      5,496,739
                                                                                --------        ----------      ---------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
    Security transactions (Note 3)                                            (1,472,649)     (121,107,286)     3,095,292
    Futures contracts                                                                 --                --     (1,672,328)
    Options contracts written (Note 8)                                                --            29,554       (171,223)
                                                                                --------        ----------      ---------
Net realized gain (loss) on investments                                       (1,472,649)     (121,077,732)     1,251,741
Net change in unrealized appreciation (depreciation) on investments and
    on translation of assets and liabilities in foreign currencies            (7,657,601)        6,038,329      2,718,665
                                                                              ----------         ---------      ---------
Net gain (loss) on investments and foreign currencies                         (9,130,250)     (115,039,403)     3,970,406
                                                                              ----------      ------------      ---------
Net increase (decrease) in net assets resulting from operations              $(9,439,542)    $ (61,205,168)   $ 9,467,145
                                                                             ===========     =============    ===========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
72 AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

Statements of operations (continued)

American Express Variable Portfolio Funds
                                                                                AXP VP -         AXP VP -       AXP VP -
                                                                                 Global           Growth      International
                                                                                  Bond             Fund           Fund
Year ended Aug. 31, 2002                                                          Fund
Investment income
Income:
Dividends                                                                    $        --     $   1,227,883  $  21,800,026
Interest                                                                       9,974,369           145,436      1,566,389
    Less foreign taxes withheld                                                       --           (11,417)    (2,518,821)
                                                                               ---------         ---------     ----------
Total income                                                                   9,974,369         1,361,902     20,847,594
                                                                               ---------         ---------     ----------
Expenses (Note 2):
Investment management services fee                                             1,676,418           940,814      9,291,252
Distribution fee                                                                 249,467           211,249      1,376,446
Administrative services fees and expenses                                        119,982            84,671        579,999
Custodian fees                                                                    49,372            88,354        372,198
Compensation of board members                                                     11,488            11,488         16,905
Printing and postage                                                              17,943             7,842         90,642
Audit fees                                                                        18,000            15,500         21,750
Other                                                                              6,330             5,102         11,004
                                                                                   -----             -----         ------
Total expenses                                                                 2,149,000         1,365,020     11,760,196
    Earnings credits on cash balances (Note 2)                                    (5,454)           (4,146)        (2,964)
                                                                                  ------            ------         ------
Total net expenses                                                             2,143,546         1,360,874     11,757,232
                                                                               ---------         ---------     ----------
Investment income (loss) -- net                                                7,830,823             1,028      9,090,362
                                                                               ---------             -----      ---------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
    Security transactions (Note 3)                                            (2,421,113)     (107,219,617)  (169,352,994)
    Foreign currency transactions                                                565,677           (10,218)     1,888,068
    Futures contracts                                                           (717,608)               --             --
                                                                              ----------        ----------    -----------
Net realized gain (loss) on investments                                       (2,573,044)     (107,229,835)  (167,464,926)
Net change in unrealized appreciation (depreciation) on investments and
    on translation of assets and liabilities in foreign currencies            10,510,906        63,547,901    (17,833,601)
                                                                              ----------        ----------    -----------
Net gain (loss) on investments and foreign currencies                          7,937,862       (43,681,934)  (185,298,527)
                                                                               ---------       -----------   ------------
Net increase (decrease) in net assets resulting from operations              $15,768,685     $ (43,680,906) $(176,208,165)
                                                                             ===========     =============  =============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
73 AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

Statements of operations (continued)

American Express Variable Portfolio Funds
                                                                                AXP VP -         AXP VP -       AXP VP -
                                                                                 Managed            New         Partners
                                                                                  Fund          Dimensions      Small Cap
                                                                                                   Fund           Value
Year ended Aug. 31, 2002                                                                                          Fund
Investment income
Income:
Dividends                                                                  $  32,488,152     $  45,173,681    $   191,050
Interest                                                                      70,515,109         1,222,597         77,964
    Less foreign taxes withheld                                                  (12,265)          (41,574)        (6,578)
                                                                                 -------           -------         ------
Total income                                                                 102,990,996        46,354,704        262,436
                                                                             -----------        ----------        -------
Expenses (Note 2):
Investment management services fee                                            20,015,266        22,425,282        335,667
Distribution fee                                                               4,177,320         4,600,154         40,603
Administrative services fees and expenses                                      1,057,316         1,642,271         24,302
Custodian fees                                                                   245,236           230,906         48,985
Compensation of board members                                                     29,938            31,655          5,838
Printing and postage                                                             286,658           216,104          3,025
Audit fees                                                                        22,500            23,500         14,500
Other                                                                             21,393            15,137          8,196
                                                                                  ------            ------          -----
Total expenses                                                                25,855,627        29,185,009        481,116
    Earnings credits on cash balances (Note 2)                                    (3,628)           (1,902)            --
                                                                                  ------            ------          -----
Total net expenses                                                            25,851,999        29,183,107        481,116
                                                                              ----------        ----------        -------
Investment income (loss) -- net                                               77,138,997        17,171,597       (218,680)
                                                                              ----------        ----------       --------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
    Security transactions (Note 3)                                            14,015,263      (141,466,810)       469,554
    Foreign currency transactions                                                (69,291)         (126,952)            --
    Futures contracts                                                          2,146,111                --             --
    Options contracts written (Note 8)                                         8,736,128         1,549,350             --
                                                                            ------------      ------------     ----------
Net realized gain (loss) on investments                                       24,828,211      (140,044,412)       469,554
Net change in unrealized appreciation (depreciation) on investments and
    on translation of assets and liabilities in foreign currencies          (476,482,350)     (466,854,646)    (7,442,391)
                                                                            ------------      ------------     ----------
Net gain (loss) on investments and foreign currencies                       (451,654,139)     (606,899,058)    (6,972,837)
                                                                            ------------      ------------     ----------
Net increase (decrease) in net assets resulting from operations            $(374,515,142)    $(589,727,461)   $(7,191,517)
                                                                           =============     =============    ===========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
74 AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

Statements of operations (continued)

American Express Variable Portfolio Funds
                                                                                AXP VP -         AXP VP -       AXP VP -
                                                                                 S&P 500         Small Cap        Stock
                                                                                  Index          Advantage        Fund
Year ended Aug. 31, 2002                                                          Fund             Fund
Investment income
Income:
Dividends                                                                   $  1,234,308       $   470,504      $  47,507
Interest                                                                          10,012            50,737          5,095
    Less foreign taxes withheld                                                   (4,206)             (763)          (124)
                                                                                  ------              ----           ----
Total income                                                                   1,240,114           520,478         52,478
                                                                               ---------           -------         ------
Expenses (Note 2):
Investment management services fee                                               241,143           424,132         19,019
Distribution fee                                                                 103,941            72,466          4,242
Administrative services fees and expenses                                         65,012            33,075          1,357
Custodian fees                                                                   206,101            75,153         37,445
Compensation of board members                                                     11,488            11,488             --
Printing and postage                                                              11,228             7,635             75
Licensing fees                                                                    22,964                --             --
Audit fees                                                                        15,000            15,000         14,500
Other                                                                              4,934             4,811          6,000
                                                                                   -----             -----          -----
Total expenses                                                                   681,811           643,760         82,638
    Expenses waived/reimbursed by AEFC (Note 2)                                 (273,238)               --        (45,500)
                                                                                 -------           -------         ------
                                                                                 408,573           643,760         37,138
    Earnings credits on cash balances (Note 2)                                    (6,147)           (3,137)        (3,555)
                                                                                 -------           -------         ------
Total net expenses                                                               402,426           640,623         33,583
                                                                                 -------           -------         ------
Investment income (loss) -- net                                                  837,688          (120,145)        18,895
                                                                                 -------          --------         ------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
    Security transactions (Note 3)                                            (2,554,839)       (4,087,349)      (412,004)
    Futures contracts                                                            (84,726)               --             --
                                                                                 -------           -------         ------
Net realized gain (loss) on investments                                       (2,639,565)       (4,087,349)      (412,004)
Net change in unrealized appreciation (depreciation) on investments and
    on translation of assets and liabilities in foreign currencies           (17,951,524)       (4,682,108)      (283,648)
                                                                             -----------        ----------       --------
Net gain (loss) on investments and foreign currencies                        (20,591,089)       (8,769,457)      (695,652)
                                                                             -----------        ----------       --------
Net increase (decrease) in net assets resulting from operations             $(19,753,401)      $(8,889,602)     $(676,757)
                                                                            ============       ===========      =========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
75 AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

Statements of operations (continued)

American Express Variable Portfolio Funds
                                                                                AXP VP -
                                                                                Strategy
                                                                               Aggressive
Year ended Aug. 31, 2002                                                          Fund
Investment income
Income:
Dividends                                                                  $   2,402,132
Interest                                                                       2,245,694
    Less foreign taxes withheld                                                   (7,277)
                                                                                  ------
Total income                                                                   4,640,549
                                                                               ---------
Expenses (Note 2):
Investment management services fee                                             9,118,165
Distribution fee                                                               1,852,614
Administrative services fees and expenses                                        740,442
Custodian fees                                                                   111,901
Compensation of board members                                                     19,855
Printing and postage                                                             173,454
Audit fees                                                                        21,000
Other                                                                              8,644
                                                                                   -----
Total expenses                                                                12,046,075
    Earnings credits on cash balances (Note 2)                                    (3,171)
                                                                                  ------
Total net expenses                                                            12,042,904
                                                                              ----------
Investment income (loss) -- net                                               (7,402,355)
                                                                              ----------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
    Security transactions (Note 3)                                          (553,254,012)
    Foreign currency transactions                                                 (4,172)
    Options contracts written (Note 8)                                         1,461,695
                                                                               ---------
Net realized gain (loss) on investments                                     (551,796,489)
Net change in unrealized appreciation (depreciation) on investments and
    on translation of assets and liabilities in foreign currencies            55,661,883
                                                                              ----------
Net gain (loss) on investments and foreign currencies                       (496,134,606)
                                                                            ------------
Net increase (decrease) in net assets resulting from operations            $(503,536,961)
                                                                           =============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
76 AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

Statements of changes in net assets

American Express Variable Portfolio Funds
                                                         AXP VP - Blue Chip Advantage Fund       AXP VP - Bond Fund
Year ended Aug. 31,                                           2002              2001            2002              2001
Operations and distributions
Investment income (loss) -- net                          $    526,692     $    647,844    $   92,978,259  $  100,755,291
Net realized gain (loss) on investments                   (13,509,279)     (13,066,999)      (63,284,059)     (7,798,194)
Net change in unrealized appreciation
    (depreciation) on investments and on translation
    of assets and liabilities in foreign currencies        (2,735,760)     (14,942,041)       25,649,907      51,135,996
                                                           ----------      -----------        ----------      ----------
Net increase (decrease) in net assets resulting
    from operations                                       (15,718,347)     (27,361,196)       55,344,107     144,093,093
                                                          -----------      -----------        ----------     -----------
Distributions to shareholders from:
    Net investment income                                    (526,692)        (648,430)      (92,738,533)    (97,571,632)
                                                             --------         --------       -----------     -----------
Capital share transactions (Note 4)
Proceeds from sales                                        12,387,550       44,698,549       338,056,662     214,172,408
Reinvestment of distributions at net asset value              510,024          595,131        92,561,111      98,443,073
Payments for redemptions                                  (14,395,624)      (7,650,542)     (205,796,427)   (200,613,116)
                                                          -----------       ----------      ------------    ------------
Increase (decrease) in net assets from capital
    share transactions                                     (1,498,050)      37,643,138       224,821,346     112,002,365
                                                           ----------       ----------       -----------     -----------
Total increase (decrease) in net assets                   (17,743,089)       9,633,512       187,426,920     158,523,826
Net assets at beginning of year                            80,945,959       71,312,447     1,626,120,064   1,467,596,238
                                                           ----------       ----------     -------------   -------------
Net assets at end of year                                $ 63,202,870     $ 80,945,959    $1,813,546,984  $1,626,120,064
                                                         ============     ============    ==============  ==============
Undistributed (excess of distributions over)
    net investment income                                $     (1,523)    $         --    $    1,087,188  $    4,038,717
                                                         ------------     ------------    --------------  --------------

Statements of changes in net assets (continued)

American Express Variable Portfolio Funds
                                                          AXP VP - Capital Resource Fund    AXP VP - Cash Management Fund
Year ended Aug. 31,                                           2002              2001            2002              2001
Operations and distributions
Investment income (loss) -- net                       $    14,929,976  $     5,650,665   $    17,771,251  $   42,889,591
Net realized gain (loss) on investments                  (392,662,025)     228,598,206                --           6,388
Net change in unrealized appreciation
    (depreciation) on investments and on translation
    of assets and liabilities in foreign currencies       (31,370,552)  (2,289,372,543)               --              --
                                                         ------------   --------------        ----------      ----------
Net increase (decrease) in net assets resulting
    from operations                                      (409,102,601)  (2,055,123,672)       17,771,251      42,895,979
                                                         ------------   --------------        ----------      ----------
Distributions to shareholders from:
    Net investment income                                 (13,618,196)      (6,962,448)      (17,809,621)    (42,812,931)
    Net realized gain                                    (226,597,742)    (521,763,669)               --              --
                                                         ------------   --------------        ----------      ----------
Total distributions                                      (240,215,938)    (528,726,117)      (17,809,621)    (42,812,931)
                                                         ------------     ------------       -----------     -----------
Capital share transactions (Note 4)
Proceeds from sales                                        26,311,282       88,415,110     1,058,210,653   1,141,462,249
Reinvestment of distributions at net asset value          240,885,427      524,721,290        19,553,193      43,981,927
Payments for redemptions                                 (661,353,102)    (678,846,922)  (1,018,223,186)    (904,636,054)
                                                         ------------     ------------   --------------     ------------
Increase (decrease) in net assets from capital
    share transactions                                   (394,156,393)     (65,710,522)       59,540,660     280,808,122
                                                         ------------      -----------        ----------     -----------
Total increase (decrease) in net assets                (1,043,474,932)  (2,649,560,311)       59,502,290     280,891,170
Net assets at beginning of year                         3,270,280,520    5,919,840,831     1,063,379,754     782,488,584
                                                        -------------    -------------     -------------     -----------
Net assets at end of year                             $ 2,226,805,588  $ 3,270,280,520  $ 1,122,882,044   $1,063,379,754
                                                      ===============  ===============  ===============   ==============
Undistributed (excess of distributions over)
    net investment income                             $       (31,541) $    (1,311,782)  $            --  $       38,370
                                                      ---------------  ---------------   ---------------  --------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
77 AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

Statements of changes in net assets (continued)

American Express Variable Portfolio Funds
                                                    AXP VP - Diversified Equity Income Fund  AXP VP - Emerging Markets Fund
Year ended Aug. 31,                                           2002              2001            2002              2001
Operations and distributions
Investment income (loss) -- net                          $  3,237,686     $    611,325        $   24,112     $    11,214
Net realized gain (loss) on investments                   (10,495,341)         935,098            (1,400)     (1,868,227)
Net change in unrealized appreciation
    (depreciation) on investments and on translation
    of assets and liabilities in foreign currencies       (36,589,843)      (1,632,035)         (161,344)       (117,625)
                                                          -----------       ----------          --------        --------
Net increase (decrease) in net assets resulting
    from operations                                       (43,847,498)         (85,612)         (138,632)     (1,974,638)
                                                          -----------          -------          --------      ----------
Distributions to shareholders from:
    Net investment income                                  (3,207,115)        (611,792)           (1,018)             --
    Net realized gain                                        (723,310)              --                --              --
                                                          -----------       ----------          --------        --------
Total distributions                                        (3,930,425)        (611,792)           (1,018)             --
                                                          -----------       ----------          --------        --------
Capital share transactions (Note 4)
Proceeds from sales                                       285,364,171       92,854,245         5,268,091       6,629,090
Reinvestment of distributions at net asset value            3,199,218          339,812             1,018              --
Payments for redemptions                                  (78,822,962)      (9,768,330)         (985,879)     (4,557,635)
                                                          -----------       ----------          --------      ----------
Increase (decrease) in net assets from capital
    share transactions                                    209,740,427       83,425,727         4,283,230       2,071,455
                                                          -----------       ----------         ---------       ---------
Total increase (decrease) in net assets                   161,962,504       82,728,323         4,143,580          96,817
Net assets at beginning of year                           105,510,290       22,781,967         5,704,309       5,607,492
                                                          -----------       ----------         ---------       ---------
Net assets at end of year                                $267,472,794     $105,510,290        $9,847,889     $ 5,704,309
                                                         ============     ============        ==========     ===========

Statements of changes in net assets (continued)

American Express Variable Portfolio Funds
                                                            AXP VP - Equity Select Fund      AXP VP - Extra Income Fund
Year ended Aug. 31,                                           2002             2001(a)          2002              2001
Operations and distributions
Investment income (loss) -- net                          $   (309,292)     $   (10,149)    $  53,834,235   $  65,147,355
Net realized gain (loss) on investments                    (1,472,649)        (115,264)     (121,077,732)    (94,307,791)
Net change in unrealized appreciation
    (depreciation) on investments and on translation
    of assets and liabilities in foreign currencies        (7,657,601)        (528,321)        6,038,329      17,805,073
                                                           ----------         --------         ---------      ----------
Net increase (decrease) in net assets resulting
    from operations                                        (9,439,542)        (653,734)      (61,205,168)    (11,355,363)
                                                           ----------         --------       -----------     -----------
Distributions to shareholders from:
    Net investment income                                          --               --       (54,044,758)    (63,606,197)
                                                           ----------         --------       -----------     -----------
Capital share transactions (Note 4)
Proceeds from sales                                        82,057,178       13,564,420       186,575,990     125,002,446
Reinvestment of distributions at net asset value                   --               --        54,870,752      64,378,242
Payments for redemptions                                  (14,281,109)      (1,343,355)     (158,253,604)   (100,064,441)
                                                          -----------       ----------      ------------    ------------
Increase (decrease) in net assets from capital
    share transactions                                     67,776,069       12,221,065        83,193,138      89,316,247
                                                           ----------       ----------        ----------      ----------
Total increase (decrease) in net assets                    58,336,527       11,567,331       (32,056,788)     14,354,687
Net assets at beginning of year                            13,620,710        2,053,379(b)    608,922,314     594,567,627
                                                           ----------        ---------       -----------     -----------
Net assets at end of year                                $ 71,957,237      $13,620,710     $ 576,865,526   $ 608,922,314
                                                         ============      ===========     =============   =============
Undistributed net investment income                      $         --      $        --     $      32,074   $     286,861
                                                         ------------      -----------     -------------   -------------

(a) For the period from May 1, 2001 (date the Fund became available) to Aug. 31, 2001.

(b) Initial capital of $2,000,000 was contributed on April 26, 2001. The Fund had an increase in net assets resulting from operations of $53,379 during the period from April 26, 2001 to May 1, 2001 (date the Fund became available).

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
78 AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

Statements of changes in net assets (continued)

American Express Variable Portfolio Funds
                                                           AXP VP - Federal Income Fund       AXP VP - Global Bond Fund
Year ended Aug. 31,                                           2002              2001            2002              2001
Operations and distributions
Investment income (loss) -- net                          $  5,496,739     $  3,089,285      $  7,830,823     $  8,272,166
Net realized gain (loss) on investments                     1,251,741          199,900        (2,573,044)      (3,553,295)
Net change in unrealized appreciation
    (depreciation) on investments and on translation
    of assets and liabilities in foreign currencies         2,718,665        1,883,044        10,510,906        7,907,861
                                                            ---------        ---------        ----------        ---------
Net increase (decrease) in net assets resulting
    from operations                                         9,467,145        5,172,229        15,768,685       12,626,732
                                                            ---------        ---------        ----------       ----------
Distributions to shareholders from:
    Net investment income                                  (5,496,739)      (3,091,592)       (9,972,691)      (4,606,500)
    Net realized gain                                        (264,298)            (116)               --               --
                                                            ---------        ---------        ----------       ----------
Total distributions                                        (5,761,037)      (3,091,708)       (9,972,691)      (4,606,500)
                                                           ----------       ----------        ----------       ----------
Capital share transactions (Note 4)
Proceeds from sales                                       182,106,477       82,552,291        58,834,310       33,292,605
Reinvestment of distributions at net asset value            5,416,056        2,904,343         8,611,585        4,511,911
Payments for redemptions                                  (21,995,473)     (18,142,330)      (31,869,821)     (31,673,167)
                                                          -----------      -----------       -----------      -----------
Increase (decrease) in net assets from capital
    share transactions                                    165,527,060       67,314,304        35,576,074        6,131,349
                                                          -----------       ----------        ----------        ---------
Total increase (decrease) in net assets                   169,233,168       69,394,825        41,372,068       14,151,581
Net assets at beginning of year                           106,475,164       37,080,339       191,469,815      177,318,234
                                                          -----------       ----------       -----------      -----------
Net assets at end of year                                $275,708,332     $106,475,164      $232,841,883     $191,469,815
                                                         ============     ============      ============     ============
Undistributed net investment income                      $         --     $         --      $    182,188     $  1,148,955
                                                         ------------     ------------      ------------     ------------

Statements of changes in net assets (continued)

American Express Variable Portfolio Funds
                                                               AXP VP - Growth Fund          AXP VP - International Fund
Year ended Aug. 31,                                           2002              2001            2002              2001
Operations and distributions
Investment income (loss) -- net                         $       1,028    $    (377,905)   $    9,090,362  $     5,493,944
Net realized gain (loss) on investments                  (107,229,835)     (50,507,065)     (167,464,926)    (511,319,846)
Net change in unrealized appreciation
    (depreciation) on investments and on translation
    of assets and liabilities in foreign currencies        63,547,901      (94,509,206)      (17,833,601)    (337,202,909)
                                                           ----------      -----------       -----------     ------------
Net increase (decrease) in net assets resulting
    from operations                                       (43,680,906)    (145,394,176)     (176,208,165)    (843,028,811)
                                                          -----------     ------------      ------------     ------------
Distributions to shareholders from:
    Net investment income                                          --               --        (8,908,956)      (5,512,064)
    Net realized gain                                              --               --        (2,224,868)    (408,041,324)
    Excess distributions from net investment
       income (Note 1)                                             --               --        (4,199,167)      (8,206,027)
                                                          -----------     ------------      ------------     ------------
Total distributions                                                --               --       (15,332,991)    (421,759,415)
                                                          -----------     ------------      ------------     ------------
Capital share transactions (Note 4)
Proceeds from sales                                        35,827,335      135,579,014       274,361,181      234,314,455
Reinvestment of distributions at net asset value                   --               --        16,483,561      416,274,714
Payments for redemptions                                  (24,596,876)      (8,042,894)     (535,716,623)    (464,642,918)
                                                          -----------       ----------      ------------     ------------
Increase (decrease) in net assets from capital
    share transactions                                     11,230,459      127,536,120      (244,871,881)     185,946,251
                                                           ----------      -----------      ------------      -----------
Total increase (decrease) in net assets                   (32,450,447)     (17,858,056)     (436,413,037)  (1,078,841,975)
Net assets at beginning of year                           176,904,704      194,762,760     1,309,912,516    2,388,754,491
                                                          -----------      -----------     -------------    -------------
Net assets at end of year                               $ 144,454,257    $ 176,904,704    $  873,499,479  $ 1,309,912,516
                                                        =============    =============    ==============  ===============
Undistributed (excess of distributions over)
    net investment income                               $         340    $          --    $   (2,956,839) $      (181,406)
                                                        -------------    -------------    --------------  ---------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
79 AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

Statements of changes in net assets (continued)

American Express Variable Portfolio Funds
                                                               AXP VP - Managed Fund        AXP VP - New Dimensions Fund
Year ended Aug. 31,                                           2002              2001            2002              2001
Operations and distributions
Investment income (loss) -- net                       $    77,138,997  $   109,178,811   $   17,171,597   $     5,667,061
Net realized gain (loss) on investments                    24,828,211      220,281,576     (140,044,412)     (254,409,564)
Net change in unrealized appreciation
    (depreciation) on investments and on translation
    of assets and liabilities in foreign currencies      (476,482,350)  (1,300,681,441)    (466,854,646)   (1,644,598,334)
                                                         ------------   --------------     ------------    --------------
Net increase (decrease) in net assets resulting
    from operations                                      (374,515,142)    (971,221,054)    (589,727,461)   (1,893,340,837)
                                                         ------------     ------------     ------------    --------------
Distributions to shareholders from:
    Net investment income                                 (77,891,964)     (98,962,920)     (17,226,808)       (5,302,433)
    Net realized gain                                    (250,253,587)    (302,887,014)      (3,533,136)     (349,235,295)
                                                         ------------     ------------       ----------      ------------
Total distributions                                      (328,145,551)    (401,849,934)     (20,759,944)     (354,537,728)
                                                         ------------     ------------      -----------      ------------
Capital share transactions (Note 4)
Proceeds from sales                                        35,053,958      116,758,124      239,607,332       503,794,426
Reinvestment of distributions at net asset value          327,385,104      412,774,099       17,343,868       354,346,255
Payments for redemptions                                 (709,804,776)    (620,315,746)    (493,298,991)     (282,156,566)
                                                         ------------     ------------     ------------      ------------
Increase (decrease) in net assets from capital
    share transactions                                   (347,365,714)     (90,783,523)    (236,347,791)      575,984,115
                                                         ------------      -----------     ------------       -----------
Total increase (decrease) in net assets                (1,050,026,407)  (1,463,854,511)    (846,835,196)   (1,671,894,450)
Net assets at beginning of year                         3,759,065,474    5,222,919,985    3,892,327,960     5,564,222,410
                                                        -------------    -------------    -------------     -------------
Net assets at end of year                             $ 2,709,039,067  $ 3,759,065,474   $3,045,492,764   $ 3,892,327,960
                                                      ===============  ===============   ==============   ===============
Undistributed net investment income                   $       230,750  $     1,279,755   $           --   $       182,164
                                                      ---------------  ---------------   ------------     ---------------

Statements of changes in net assets (continued)

American Express Variable Portfolio Funds
                                                   AXP VP - Partners Small Cap Value Fund     AXP VP - S&P 500 Index Fund
Year ended Aug. 31,                                           2002             2001(a)          2002              2001
Operations and distributions
Investment income (loss) -- net                           $  (218,680)      $   (2,267)    $    837,688      $    322,649
Net realized gain (loss) on investments                       469,554               --       (2,639,565)         (602,036)
Net change in unrealized appreciation
    (depreciation) on investments and on translation
    of assets and liabilities in foreign currencies        (7,442,391)         (84,704)     (17,951,524)      (10,412,119)
                                                           ----------          -------      -----------       -----------
Net increase (decrease) in net assets resulting
    from operations                                        (7,191,517)         (86,971)     (19,753,401)      (10,691,506)
                                                           ----------          -------      -----------       -----------
Distributions to shareholders from:
    Net investment income                                          --               --         (842,615)         (321,521)
    Net realized gain                                              --               --               --           (58,609)
                                                           ----------          -------      -----------       -----------
Total distributions                                                --               --         (842,615)         (380,130)
                                                           ----------          -------      -----------       -----------
Capital share transactions (Note 4)
Proceeds from sales                                        66,069,165          866,506       69,263,218        55,760,130
Reinvestment of distributions at net asset value                   --               --          670,952           289,786
Payments for redemptions                                     (953,809)              --       (6,666,038)      (10,084,873)
                                                           ----------          -------      -----------       -----------
Increase (decrease) in net assets from capital
    share transactions                                     65,115,356          866,506       63,268,132        45,965,043
                                                           ----------          -------       ----------        ----------
Total increase (decrease) in net assets                    57,923,839          779,535       42,672,116        34,893,407
Net assets at beginning of year                             4,784,943        4,005,408(b)    55,902,074        21,008,667
                                                            ---------        ---------       ----------        ----------
Net assets at end of year                                 $62,708,782       $4,784,943     $ 98,574,190      $ 55,902,074
                                                          ===========       ==========     ============      ============
Undistributed (excess of distributions over)
    net investment income                                 $     1,479       $       --     $     (2,812)     $      4,927
                                                          -----------       ----------     ------------      ------------

(a) For the period from Aug. 14, 2001 (date the Fund became available) to Aug. 31, 2001.

(b) Initial capital of $4,000,000 was contributed on Aug. 2, 2001. The Fund had an increase in net assets resulting from operations of $5,408 during the period from Aug. 2, 2001 to Aug. 14, 2001 (date the Fund became available).

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
80 AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

Statements of changes in net assets (continued)

American Express Variable Portfolio Funds
                                                         AXP VP - Small Cap Advantage Fund       AXP VP - Stock Fund
Year ended Aug. 31,                                           2002              2001            2002             2001(a)
Operations and distributions
Investment income (loss) -- net                           $  (120,145)     $   (33,650)       $   18,895      $      866
Net realized gain (loss) on investments                    (4,087,349)      (2,644,285)         (412,004)         (6,883)
Net change in unrealized appreciation
    (depreciation) on investments and on translation
    of assets and liabilities in foreign currencies        (4,682,108)      (3,904,322)         (283,648)        (53,195)
                                                           ----------       ----------          --------         -------
Net increase (decrease) in net assets resulting
    from operations                                        (8,889,602)      (6,582,257)         (676,757)        (59,212)
                                                           ----------       ----------          --------         -------
Distributions to shareholders from:
    Net investment income                                          --           (3,626)          (18,391)         (2,137)
    Net realized gain                                              --       (1,082,370)               --              --
                                                           ----------       ----------          --------         -------
Total distributions                                                --       (1,085,996)          (18,391)         (2,137)
                                                           ----------       ----------          --------         -------
Capital share transactions (Note 4)
Proceeds from sales                                        23,713,018       29,983,806         3,812,517          80,732
Reinvestment of distributions at net asset value                   --        1,085,996            14,213              --
Payments for redemptions                                   (4,777,768)      (5,272,551)         (242,563)             --
                                                           ----------       ----------          --------         -------
Increase (decrease) in net assets from capital
    share transactions                                     18,935,250       25,797,251         3,584,167          80,732
                                                           ----------       ----------         ---------          ------
Total increase (decrease) in net assets                    10,045,648       18,128,998         2,889,019          19,383
Net assets at beginning of year                            49,230,146       31,101,148         1,984,080       1,964,697(b)
                                                           ----------       ----------         ---------       ---------
Net assets at end of year                                 $59,275,794      $49,230,146        $4,873,099      $1,984,080
                                                          ===========      ===========        ==========      ==========
Undistributed net investment income                       $    10,342      $     1,720        $    1,088      $      188
                                                          -----------      -----------        ----------      ----------

(a) For the period from Aug.13, 2001 (date the Fund became available) to Aug. 31, 2001.

(b) Initial capital of $2,000,000 was contributed on Aug. 2, 2001. The Fund had a decrease in net assets resulting from operations of $35,303 during the period from Aug. 2, 2001 to Aug. 13, 2001 (date the Fund became available).

Statements of changes in net assets (continued)

American Express Variable Portfolio Funds
                                                         AXP VP - Strategy Aggressive Fund
Year ended Aug. 31,                                           2002              2001
Operations and distributions
Investment income (loss) -- net                        $   (7,402,355) $     2,693,368
Net realized gain (loss) on investments                  (551,796,489)    (712,183,970)
Net change in unrealized appreciation
    (depreciation) on investments and on translation
    of assets and liabilities in foreign currencies        55,661,883   (1,515,699,404)
                                                           ----------   --------------
Net increase (decrease) in net assets resulting
    from operations                                      (503,536,961)  (2,225,190,006)
                                                         ------------   --------------
Distributions to shareholders from:
    Net investment income                                          --       (4,199,226)
    Net realized gain                                              --     (979,638,932)
                                                                          ------------
Total distributions                                                --     (983,838,158)
                                                                          ------------
Capital share transactions (Note 4)
Proceeds from sales                                        77,928,737      232,145,175
Reinvestment of distributions at net asset value            2,827,564      981,016,852
Payments for redemptions                                 (400,968,776)    (386,518,713)
                                                         ------------     ------------
Increase (decrease) in net assets from capital
    share transactions                                   (320,212,475)     826,643,314
                                                         ------------      -----------
Total increase (decrease) in net assets                  (823,749,436)  (2,382,384,850)
Net assets at beginning of year                         1,814,509,412    4,196,894,262
                                                        -------------    -------------
Net assets at end of year                              $  990,759,976  $ 1,814,509,412
                                                       ==============  ===============
Undistributed (excess of distributions over)
    net investment income                              $      319,691  $      (389,644)
                                                       --------------  ---------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
81 AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

Notes to Financial Statements

American Express Variable Portfolio Funds

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Each Fund is registered under the Investment Company Act of 1940 (as amended) as a diversified, (non-diversified for AXP VP - Global Bond Fund, AXP VP - Partners Small Cap Value Fund and AXP VP - S&P 500 Index Fund) open-end management investment company. Each Fund has 10 billion authorized shares of capital stock.

The following Fund became available on May 1, 2001. Prior to this date, American Express Financial Corporation (AEFC) purchased the following shares of capital stock at $10 per share, which represented the initial capital in the Fund:

Fund                                                  Number of shares purchased
AXP VP - Equity Select Fund                                     200,000

The following Fund became available on Aug. 13, 2001. Prior to this date, AEFC purchased the following shares of capital stock at $10 per share, which represented the initial capital in the Fund:

Fund                                                  Number of shares purchased
AXP VP - Stock Fund                                             200,000

The following Fund became available on Aug. 14, 2001. Prior to this date, AEFC purchased the following shares of capital stock at $10 per share, which represented the initial capital in the Fund:

Fund                                                  Number of shares purchased
AXP VP - Partners Small Cap Value Fund                          400,000

The primary investments of each Fund are as follows:

AXP VP - Blue Chip Advantage Fund invests primarily in common stocks of companies that are included in the Standard & Poor's 500 Composite Stock Price Index (S&P 500).

AXP VP - Bond Fund invests primarily in bonds and other debt obligations.

AXP VP - Capital Resource Fund invests primarily in U.S. common stocks and other securities convertible into common stock.

AXP VP - Cash Management Fund invests primarily in money market instruments, such as marketable debt obligations issued by the U.S. government or its agencies, bank certificates of deposit, bankers' acceptances, letters of credit and commercial paper.

AXP VP - Diversified Equity Income Fund invests primarily in dividend-paying common and preferred stocks.

AXP VP - Emerging Markets Fund invests primarily in equity securities of companies in emerging market countries.

AXP VP - Equity Select Fund invests primarily in growth stocks of medium-sized companies.

AXP VP - Extra Income Fund invests primarily in high-yielding, high risk corporate bonds (junk bonds) issued by U.S. and foreign companies and governments.

AXP VP - Federal Income Fund invests primarily in debt obligations guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities.

AXP VP - Global Bond Fund invests primarily in debt securities of U.S. and foreign issuers.

AXP VP - Growth Fund invests primarily in common stocks and securities convertible into common stocks that appear to offer growth opportunities.

AXP VP - International Fund invests primarily in equity securities of foreign issuers that offer strong growth potential.

AXP VP - Managed Fund invests primarily in a combination of common and preferred stocks, convertible securities, bonds and other debt securities.

AXP VP - New Dimensions Fund invests primarily in common stocks showing potential for significant growth.

AXP VP - Partners Small Cap Value Fund invests primarily in equity securities of small capitalization companies.

AXP VP - S&P 500 Index Fund invests primarily in securities that are expected to provide investment results that correspond to the performance of the S&P 500 Index.

AXP VP - Small Cap Advantage Fund invests primarily in equity securities of small companies.

AXP VP - Stock Fund invests primarily in common stocks and securities convertible into common stocks.

AXP VP - Strategy Aggressive Fund invests primarily in securities of growth companies.

You may not buy (nor will you own) shares of each Fund directly. You invest by buying a variable annuity contract or life insurance policy and allocating your purchase payments to the variable subaccount or variable account (the subaccounts) that invests in each Fund.

--------------------------------------------------------------------------------
82 AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

Each Fund's significant accounting policies are summarized as follows:

Use of estimates
Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the Fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities in all Funds, except AXP VP - Cash Management Fund, maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on the current interest rates; those maturing in 60 days or less are valued at amortized cost. Pursuant to Rule 2a-7 of the 1940 Act, all securities in AXP VP - Cash Management Fund are valued at amortized cost which approximates market value in order to maintain a constant net asset value of $1 per share.

Option transactions
To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Funds, except AXP VP - Cash Management Fund, may buy and sell put and call options and write covered call options on portfolio securities and write cash-secured puts. The risk in writing a call option is that the Funds give up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist. The Funds may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Funds will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions
To gain exposure to or protect itself from market changes, the Funds, except AXP VP - Cash Management Fund, may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Funds also may buy or write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Funds are required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Funds each day. The variation margin payments are equal to the daily changes in the contract value and recorded as unrealized gains and losses. The Funds recognize a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. As of Aug. 31, 2002 foreign currency holdings in each Fund consisted of multiple denominations with the exception of AXP VP - Bond Fund and AXP VP - New Dimensions Fund, which were entirely comprised of Russian Rubles and Taiwan Dollars, respectively.

The Funds, except AXP VP - Cash Management Fund and AXP VP - Federal Income Fund, may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Funds and the resulting unrealized appreciation and/or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Funds are subject to the credit risk that the other party will not complete its contract obligations.

--------------------------------------------------------------------------------
83 AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

Illiquid securities
As of Aug. 31, 2002, investments in securities for AXP VP - Bond Fund, AXP VP - Capital Resource Fund, AXP VP - Extra Income Fund, AXP VP - New Dimensions Fund and AXP VP - Strategy Aggressive Fund, included issues that are illiquid which the Funds currently limit to 10% of net assets, at market value, at the time of purchase. The aggregate value of such securities as of Aug. 31, 2002, was $8,445,544, $15,754,500, $16,778,000, $7,925,400 and $38,416,326, representing
0.47%, 0.71%, 2.90%, 0.26% and 3.88% of net assets for AXP VP - Bond Fund, AXP VP - Capital Resource Fund, AXP VP - Extra Income Fund, AXP VP - New Dimensions Fund and AXP VP - Strategy Aggressive Fund, respectively. These securities are valued at fair value according to methods selected in good faith by the board. According to the board guidelines certain unregistered securities are determined to be liquid and are not included within the 10% limitation specified above.

Securities purchased on a forward-commitment basis
Delivery and payment for securities that have been purchased by the Funds on a forward-commitment basis, including when-issued securities, future capital commitments for limited partnership interests and other forward-commitments can take place one month or more after the transaction date. During this period, when-issued securities and other forward-commitments are subject to market fluctuations, and they may affect each Fund's net assets the same as owned securities. The Funds designate cash or liquid securities at least equal to the amount of its forward-commitments. As of Aug. 31, 2002, the outstanding forward-commitments for the Funds are as follows:

                                              When-issued               Future                          Other
Fund                                          commitments         capital commitments            forward-commitments
AXP VP - Bond Fund                          $113,856,472            $       --                      $     --
AXP VP - Extra Income Fund                            --                    --                       825,000
AXP VP - Federal Income Fund                  19,622,772                    --                            --
AXP VP - Global Bond Fund                      4,670,613                    --                            --
AXP VP - Managed Fund                          5,063,229                    --                            --
AXP VP - Strategy Aggressive Fund                     --             4,750,000                            --

Certain Funds may also enter into transactions to sell purchase commitments to third parties at current market values and concurrently acquire other purchase commitments for similar securities at later dates. As an inducement for these Funds to "roll over" their purchase commitments, these Funds receive negotiated amounts in the form of reductions of the purchase price of the commitment.

Federal taxes
Each Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to the subaccounts. No provision for income or excise taxes is thus required. Each Fund is treated as a separate entity for federal income tax purposes.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, the timing and amount of market discount recognized as ordinary income, foreign tax credits and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. The effect on dividend distributions of certain book-to-tax differences is presented as "excess distributions" in the statement of changes in net assets. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) are recorded by the Funds.

On the statement of assets and liabilities, as a result of permanent book-to-tax differences, accumulated net realized gain (loss) and undistributed net investment income have been increased (decreased), resulting in net reclassification adjustments to additional paid-in capital by the following:

                                                   AXP VP -    AXP VP -     AXP VP -     AXP VP -      AXP VP -    AXP VP -
                                                   Blue Chip     Bond        Capital       Cash       Diversified  Emerging
                                                   Advantage     Fund       Resource    Management   Equity Income  Markets
                                                     Fund                     Fund         Fund          Fund        Fund
Accumulated net realized gain (loss)               $ 1,523   $ 3,191,255    $ 31,539        $--       $ 73,255    $ 46,187
Undistributed net investment income                 (1,523)   (3,191,255)    (31,539)        --        (73,255)    (23,094)
                                                   -------   -----------    --------       ----       --------    --------
Additional paid-in capital reduction (increase)    $    --   $        --    $     --        $--       $     --    $ 23,093
                                                   -------   -----------    --------       ----       --------    --------

                                                   AXP VP -       AXP VP -     AXP VP -    AXP VP -    AXP VP -    AXP VP -
                                                 Equity Select  Extra Income    Federal  Global Bond    Growth   International
                                                     Fund           Fund        Income       Fund        Fund        Fund
                                                                                 Fund
Accumulated net realized gain (loss)               $(36,723)   $ 44,264          $--   $(1,175,101)  $ 14,176  $(1,903,199)
Undistributed net investment income                 309,292     (44,264)          --     1,175,101       (688)   1,242,328
                                                    -------     -------          ---     ---------       ----    ---------
Additional paid-in capital reduction (increase)    $272,569    $     --          $--   $        --   $ 13,488  $  (660,871)
                                                    -------     -------          ---     ---------       ----    ---------

--------------------------------------------------------------------------------
84 AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

                                        AXP VP -    AXP VP -       AXP VP -     AXP VP -     AXP VP -   AXP VP -   AXP VP -
                                         Managed       New         Partners      S&P 500     Small Cap    Stock    Strategy
                                          Fund     Dimensions      Small Cap      Index      Advantage    Fund    Aggressive
                                                      Fund        Value Fund      Fund         Fund                  Fund
Accumulated net realized
   gain (loss)                        $ 296,038     $ 126,953     $(215,918)    $ 2,812    $ (7,664)      $ --   $   (4,172)
Undistributed net investment income    (296,038)     (126,953)      220,159      (2,812)    128,767        396    8,111,690
                                       --------      --------       -------      ------     -------        ---    ---------
Additional paid-in capital
   reduction (increase)               $      --     $      --     $   4,241     $    --    $136,431       $396   $8,115,862
                                       --------      --------       -------      ------     -------        ---    ---------

The tax character of distributions paid for the years indicated is as follows:

Year ended Aug. 31,                           2002               2001

AXP VP - Blue Chip Advantage Fund
Distributions paid from:
   Ordinary income                       $    526,692         $ 648,430
   Long-term capital gain                          --                --

AXP VP - Bond Fund
Distributions paid from:
   Ordinary income                         92,738,533        97,571,632
   Long-term capital gain                          --                --

AXP VP - Capital Resource Fund
Distributions paid from:
   Ordinary income                         13,618,196         6,962,448
   Long-term capital gain                 226,597,742       521,763,669

AXP VP - Cash Management Fund
Distributions paid from:
   Ordinary income                         17,809,621        42,812,931
   Long-term capital gain                          --                --

AXP VP - Diversified Equity Income Fund
Distributions paid from:
   Ordinary income                          3,836,273           611,792
   Long-term capital gain                      94,152                --

AXP VP - Emerging Markets Fund
Distributions paid from:
   Ordinary income                              1,018                --
   Long-term capital gain                          --                --

AXP VP - Equity Select Fund
Distributions paid from:
   Ordinary income                                 --               --(a)
   Long-term capital gain                          --               --(a)

AXP VP - Extra Income Fund
Distributions paid from:
   Ordinary income                         54,044,758        63,606,197
   Long-term capital gain                          --                --

AXP VP - Federal Income Fund
Distributions paid from:
   Ordinary income                          5,713,659         3,091,708
   Long-term capital gain                      47,378                --

AXP VP - Global Bond Fund
Distributions paid from:
   Ordinary income                          9,972,691         4,606,500
   Long-term capital gain                          --                --

AXP VP - Growth Fund
Distributions paid from:
   Ordinary income                                 --                --
   Long-term capital gain                          --                --

AXP VP - International Fund
Distributions paid from:
   Ordinary income                         13,108,123        31,301,266
   Long-term capital gain                   2,224,868       390,458,149

AXP VP - Managed Fund
Distributions paid from:
   Ordinary income                         77,891,964        98,962,920
   Long-term capital gain                 250,253,587       302,887,014

--------------------------------------------------------------------------------
85 AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

Year ended Aug. 31,                           2002               2001

AXP VP - New Dimensions Fund
Distributions paid from:
     Ordinary income                   $17,226,808       $  5,302,433
     Long-term capital gain              3,533,136        349,235,295

AXP VP - Partners Small Cap Value Fund
Distributions paid from:
     Ordinary income                            --                 --(b)
     Long-term capital gain                     --                 --(b)

AXP VP - S&P 500 Index Fund
Distributions paid from:
     Ordinary income                       842,615            380,130
     Long-term capital gain                     --                 --

AXP VP - Small Cap Advantage Fund
Distributions paid from:
     Ordinary income                            --          1,085,996
     Long-term capital gain                     --                 --

AXP VP - Stock Fund
Distributions paid from:
     Ordinary income                        18,391              2,137(c)
     Long-term capital gain                     --                 --(c)

AXP VP - Strategy Aggressive Fund
Distributions paid from:
     Ordinary income                            --        625,257,585
     Long-term capital gain                     --        358,580,573

(a) For the period from May 1, 2001 (date the Fund became available) to Aug. 31, 2001.

(b) For the period from Aug. 14, 2001 (date the Fund became available) to Aug. 31, 2001.

(c) For the period from Aug. 13, 2001 (date the Fund became available) to Aug. 31, 2001.

As of Aug. 31, 2002, the components of distributable earnings on a tax basis for each Fund are as follows:

                                           Undistributed    Accumulated      Unrealized
                                          ordinary income    long-term      appreciation
Fund                                                        gain (loss)    (depreciation)
AXP VP - Blue Chip Advantage Fund         $   129,385   $   (26,470,515)   $ (12,597,127)
AXP VP - Bond Fund                          9,279,864      (179,638,610)       2,006,239
AXP VP - Capital Resource Fund              3,303,798      (351,893,379)    (281,897,558)
AXP VP - Cash Management Fund               1,007,817            (3,121)              --
AXP VP - Diversified Equity Income Fund       860,326        (9,930,845)     (37,734,737)
AXP VP - Emerging Markets Fund                     --        (1,763,232)        (497,447)
AXP VP - Equity Select Fund                        --          (979,936)      (8,778,298)
AXP VP - Extra Income Fund                  1,408,927      (277,801,344)     (76,325,682)
AXP VP - Federal Income Fund                1,623,951           474,303        4,470,790
AXP VP - Global Bond Fund                   2,344,918       (10,212,419)       3,994,627
AXP VP - Growth Fund                               --      (149,034,243)     (18,725,184)
AXP VP - International Fund                 1,376,784      (679,313,823)     (95,352,362)
AXP VP - Managed Fund                      21,470,178        29,213,178     (254,175,708)
AXP VP - New Dimensions Fund                5,114,482      (402,728,271)    (178,553,848)
AXP VP - Partners Small Cap Value Fund        317,624               101       (7,585,976)
AXP VP - S&P 500 Index Fund                   284,074        (3,081,627)     (27,816,973)
AXP VP - Small Cap Advantage Fund                  --        (5,936,013)      (7,169,764)
AXP VP - Stock Fund                             7,403          (387,366)        (404,938)
AXP VP - Strategy Aggressive Fund                  --    (1,279,783,167)    (197,628,972)

--------------------------------------------------------------------------------
86 AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

Dividends
As of Aug. 31, 2002, dividends declared for each Fund payable Sept. 3, 2002 are as follows:

Fund                                                      Amount per share
AXP VP - Blue Chip Advantage Fund                              $0.014
AXP VP - Bond Fund                                              0.045
AXP VP - Capital Resource Fund                                  0.025
AXP VP - Cash Management Fund                                   0.001
AXP VP - Diversified Equity Income Fund                         0.033
AXP VP - Extra Income Fund                                      0.041
AXP VP - Federal Income Fund                                    0.028
AXP VP - Global Bond Fund                                       0.089
AXP VP - International Fund                                     0.035
AXP VP - Managed Fund                                           0.098
AXP VP - New Dimensions Fund                                    0.022
AXP VP - S&P 500 Index Fund                                     0.018
AXP VP - Stock Fund                                             0.010

Distributions to the Variable Accounts are recorded as of the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income are declared daily and distributed monthly for AXP VP - Bond Fund, AXP VP - Cash Management Fund, AXP VP - Extra Income Fund, AXP VP - Federal Income Fund and AXP VP - Global Bond Fund and declared and distributed quarterly, when available, for AXP VP - Blue Chip Advantage Fund, AXP VP - Capital Resource Fund, AXP VP - Diversified Equity Income Fund, AXP VP - Emerging Markets Fund, AXP VP - Equity Select Fund, AXP VP
- Growth Fund, AXP VP - International Fund, AXP VP - Managed Fund, AXP VP - New Dimensions Fund, AXP VP - Partners Small Cap Value Fund, AXP VP - S&P 500 Index Fund, AXP VP - Small Cap Advantage Fund, AXP VP - Stock Fund and AXP VP - Strategy Aggressive Fund. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to regulated investment companies.

Other
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income, including level-yield amortization of premium and discount, is accrued daily.

2. EXPENSES

The Funds have an Investment Management Agreement with IDS Life for managing investments, record keeping and other services that are based solely on the assets of each Fund. The management fee is a percentage of each Fund's average daily net assets in reducing percentages annually as follows:

Fund                                                      Percentage range

AXP VP - Blue Chip Advantage Fund                         0.560% to 0.470%
AXP VP - Bond Fund                                        0.610% to 0.535%
AXP VP - Capital Resource Fund                            0.630% to 0.570%
AXP VP - Cash Management Fund                             0.510% to 0.440%
AXP VP - Diversified Equity Income Fund                   0.560% to 0.470%
AXP VP - Emerging Markets Fund                            1.170% to 1.095%
AXP VP - Equity Select Fund                               0.650% to 0.560%
AXP VP - Extra Income Fund                                0.620% to 0.545%
AXP VP - Federal Income Fund                              0.610% to 0.535%
AXP VP - Global Bond Fund                                 0.840% to 0.780%
AXP VP - Growth Fund                                      0.630% to 0.570%
AXP VP - International Fund                               0.870% to 0.795%
AXP VP - Managed Fund                                     0.630% to 0.550%
AXP VP - New Dimensions Fund                              0.630% to 0.570%
AXP VP - Partners Small Cap Value Fund                    1.020% to 0.920%
AXP VP - S&P 500 Index Fund                               0.290% to 0.260%
AXP VP - Small Cap Advantage Fund                         0.790% to 0.650%
AXP VP - Stock Fund                                       0.560% to 0.470%
AXP VP - Strategy Aggressive Fund                         0.650% to 0.575%

--------------------------------------------------------------------------------
87 AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

For the following Funds the fee may be adjusted upward or downward by a performance incentive adjustment. The adjustment is based on a comparison of the performance of each Fund to the stated index up to a maximum percentage of each Fund's average daily net assets after deducting 1% from the performance difference. If the performance difference is less than 1%, the adjustment will be zero. The index name, maximum percentage adjustment and the amount the fee was increased (decreased) for each Fund for the year ended Aug. 31, 2002 are as follows:

                                            Maximum
                                          percentage   Index                                      Increase
Fund                                      adjustment   name                                      (decrease)
AXP VP - Blue Chip Advantage Fund            0.08%     Lipper Large-Cap Core Funds Index         $ (21,203)
AXP VP - Diversified Equity Income Fund      0.08%     Lipper Equity Income Funds Index              8,732
AXP VP - Emerging Markets Fund               0.12%     Lipper Emerging Markets Funds Index             414
AXP VP - Equity Select Fund                  0.12%     Lipper Mid-Cap Growth Funds Index            17,992
AXP VP - Growth Fund                         0.12%     Lipper Large-Cap Growth Funds Index        (123,880)
AXP VP - Partners Small Cap Value Fund       0.12%     Lipper Small-Cap Value Funds Index            4,346
AXP VP - Small Cap Advantage Fund            0.12%     Lipper Small-Cap Core Funds Index           (33,851)
AXP VP - Stock Fund                          0.08%     Lipper Large-Cap Core Funds Index                16

The first adjustment for AXP VP - Equity Select Fund, AXP VP - Partners Small Cap Value Fund and AXP VP - Stock Fund was made on Feb. 1, 2002 and covered the six-month period beginning Sept. 1, 2001.

IDS Life, in turn, pays to AEFC a fee based on a percentage of each Fund's average daily net assets for the year. This fee is equal to 0.35% for AXP VP - International Fund and AXP VP - S&P 500 Index Fund and 0.25% for each remaining Fund.

AEFC has Subadvisory Agreements with American Express Asset Management International Inc., a wholly-owned subsidiary of AEFC to subadvise the assets of AXP VP - Emerging Markets Fund and AXP VP - International Fund and Kenwood Capital Management LLC, an indirect subsidiary of AEFC to subadvise the assets of AXP VP - Small Cap Advantage Fund.

AEFC has Subadvisory Agreements with Royce & Associates, LLC (Royce), a wholly-owned subsidiary of Legg Mason, Third Avenue Management LLC (Third Avenue) and National City Investment Management Company (National City) for AXP VP - Partners Small Cap Value Fund. The subadvisory agreement for National City was effective Aug. 1, 2002. As of this date, National City was allocated 50% of new investments in the Fund, net of any redemptions, while Royce and Third Avenue were each allocated 25%. However, each subadviser's proportionate share of investments in AXP VP - Partners Small Cap Value Fund will vary due to market fluctuations.

In addition to paying its own management fee, brokerage commissions, taxes and costs of certain legal services, each Fund will reimburse IDS Life an amount equal to the cost of certain expenses incurred and paid by IDS Life in connection with each Fund's operations. The Funds also pay custodian fees to American Express Trust Company, an affiliate of IDS Life. The reimbursement paid by AXP VP - Cash Management Fund will be limited to 0.25% of the Fund's average daily net assets.

The Funds have an agreement with IDS Life for distribution services. Under a Plan and Agreement of Distribution, each Fund pays a distribution fee at an annual rate up to 0.125% of each Fund's average daily net assets.

The Funds have an Administrative Services Agreement with AEFC. Under this agreement, each Fund pays AEFC a fee for administration and accounting services at a percentage of each Fund's average daily net assets in reducing percentages annually as follows:

Fund                                                      Percentage range
AXP VP - Blue Chip Advantage Fund                         0.040% to 0.020%
AXP VP - Bond Fund                                        0.050% to 0.025%
AXP VP - Capital Resource Fund                            0.050% to 0.030%
AXP VP - Cash Management Fund                             0.030% to 0.020%
AXP VP - Diversified Equity Income Fund                   0.040% to 0.020%
AXP VP - Emerging Markets Fund                            0.100% to 0.050%
AXP VP - Equity Select Fund                               0.060% to 0.030%
AXP VP - Extra Income Fund                                0.050% to 0.025%
AXP VP - Federal Income Fund                              0.050% to 0.025%
AXP VP - Global Bond Fund                                 0.060% to 0.040%
AXP VP - Growth Fund                                      0.050% to 0.030%
AXP VP - International Fund                               0.060% to 0.035%
AXP VP - Managed Fund                                     0.040% to 0.020%
AXP VP - New Dimensions Fund                              0.050% to 0.030%
AXP VP - Partners Small Cap Value Fund                    0.080% to 0.055%
AXP VP - S&P 500 Index Fund                               0.080% to 0.065%
AXP VP - Small Cap Advantage Fund                         0.060% to 0.035%
AXP VP - Stock Fund                                       0.040% to 0.020%
AXP VP - Strategy Aggressive Fund                         0.060% to 0.035%

--------------------------------------------------------------------------------
88 AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

A minor portion of additional administrative service expenses paid by the Funds are consultants' fees and fund office expenses. Under this agreement, the Funds also pay taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Funds and approved by the board.

Through April 30, 2003, IDS Life and AEFC agreed to waive certain fees and reimburse expenses to the extent that total expenses exceed the following percentage of the Fund's average daily net assets:

Fund                                                         Percentage
AXP VP - Emerging Markets Fund                                 1.750%
AXP VP - Equity Select Fund                                    1.100%
AXP VP - S&P 500 Index Fund                                    0.495%
AXP VP - Stock Fund                                            1.100%

In addition, for the year ended July 31, 2002, AEFC further voluntarily agreed to waive certain fees and expenses to 1.68% for AXP VP - Emerging Markets Fund.

During the year ended Aug. 31, 2002, the Fund's custodian fees were reduced as a result of earnings credits from overnight cash balances as follows:

Fund                                                          Reduction
AXP VP - Blue Chip Advantage Fund                              $5,641
AXP VP - Bond Fund                                              2,797
AXP VP - Capital Resource Fund                                  2,846
AXP VP - Cash Management Fund                                   3,758
AXP VP - Diversified Equity Income Fund                         2,019
AXP VP - Emerging Markets Fund                                  3,891
AXP VP - Equity Select Fund                                     5,613
AXP VP - Extra Income Fund                                      2,703
AXP VP - Federal Income Fund                                    2,189
AXP VP - Global Bond Fund                                       5,454
AXP VP - Growth Fund                                            4,146
AXP VP - International Fund                                     2,964
AXP VP - Managed Fund                                           3,628
AXP VP - New Dimensions Fund                                    1,902
AXP VP - S&P 500 Index Fund                                     6,147
AXP VP - Small Cap Advantage Fund                               3,137
AXP VP - Stock Fund                                             3,555
AXP VP - Strategy Aggressive Fund                               3,171

3. SECURITIES TRANSACTIONS

For the year ended Aug. 31, 2002, cost of purchases and proceeds from sales of securities aggregated, respectively, $5,633,256,590 and $5,575,100,000 for AXP VP - Cash Management Fund. Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated for each Fund are as follows:

Fund                                              Purchases         Proceeds
AXP VP - Blue Chip Advantage Fund            $  108,495,247   $  104,648,009
AXP VP - Bond Fund                            2,934,929,846    2,656,606,700
AXP VP - Capital Resource Fund                3,961,818,623    4,570,233,698
AXP VP - Diversified Equity Income Fund         275,422,147       68,518,844
AXP VP - Emerging Markets Fund                   19,095,040       15,037,294
AXP VP - Equity Select Fund                      74,148,811        8,008,695
AXP VP - Extra Income Fund                      854,996,429      756,296,796
AXP VP - Federal Income Fund                    647,743,548      478,508,335
AXP VP - Global Bond Fund                       116,821,798       85,210,318
AXP VP - Growth Fund                            442,503,236      438,186,350
AXP VP - International Fund                   1,468,976,919    1,644,381,662
AXP VP - Managed Fund                         3,346,573,418    4,014,113,036
AXP VP - New Dimensions Fund                    985,621,368    1,165,668,230
AXP VP - Partners Small Cap Value Fund           61,041,269        3,345,130
AXP VP - S&P 500 Index Fund                     122,645,580       59,281,414
AXP VP - Small Cap Advantage Fund                99,406,526       80,076,338
AXP VP - Stock Fund                               5,805,080        2,763,911
AXP VP - Strategy Aggressive Fund             2,545,045,187    2,792,469,659

Net realized gains and losses on investment sales are determined on an identified cost basis.

--------------------------------------------------------------------------------
89 AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

Brokerage commissions paid to brokers affiliated with IDS Life for the year ended Aug. 31, 2002 are as follows:

Fund                                                        Amount paid
AXP VP - Capital Resource Fund                                $517,419
AXP VP - Diversified Equity Income Fund                          9,892
AXP VP - Growth Fund                                            19,139
AXP VP - Managed Fund                                          296,208
AXP VP - New Dimensions Fund                                    62,631
AXP VP - Small Cap Advantage Fund                                  380
AXP VP - Strategy Aggressive Fund                               45,360

Brokerage commissions paid to brokers affiliated with the subadviser for AXP VP
- Partners Small Cap Value Fund were $12,636 for the year ended Aug. 31, 2002.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the years indicated are as follows:

                                                 Year ended Aug. 31, 2002
                                          AXP VP -     AXP VP -        AXP VP -
                                          Blue Chip      Bond           Capital
                                          Advantage      Fund          Resource
                                            Fund                         Fund
Sold                                     1,590,826     32,427,670     1,436,087
Issued for reinvested distributions         64,140      8,842,954    12,638,213
Redeemed                                (1,986,639)   (19,778,881)  (35,665,988)
                                        ----------    -----------   -----------
Net increase (decrease)                   (331,673)    21,491,743   (21,591,688)
                                          --------     ----------   -----------

                                                 Year ended Aug. 31, 2001
                                         AXP VP -      AXP VP -        AXP VP -
                                         Blue Chip       Bond           Capital
                                         Advantage       Fund          Resource
                                           Fund                          Fund
Sold                                     4,578,047     20,474,405     3,268,646
Issued for reinvested distributions         62,379      9,473,695    20,207,526
Redeemed                                  (830,421)   (19,386,908)  (25,857,643)
                                          --------    -----------   -----------
Net increase (decrease)                  3,810,005     10,561,192    (2,381,471)
                                         ---------     ----------    ----------

                                                 Year ended Aug. 31, 2002
                                          AXP VP -     AXP VP -        AXP VP -
                                            Cash      Diversified      Emerging
                                         Management  Equity Income      Markets
                                            Fund         Fund            Fund

Sold                                 1,058,582,063     29,435,932       675,358
Issued for reinvested distributions     19,559,976        319,622           147
Redeemed                            (1,018,583,282)    (8,277,637)     (131,141)
                                    --------------     ----------      --------
Net increase (decrease)                 59,558,757     21,477,917       544,364
                                        ----------     ----------       -------

                                                 Year ended Aug. 31, 2001
                                          AXP VP -     AXP VP -        AXP VP -
                                            Cash      Diversified      Emerging
                                         Management  Equity Income      Markets
                                            Fund         Fund            Fund
Sold                                 1,141,853,439      8,994,259       850,549
Issued for reinvested distributions     43,992,712         33,297            --
Redeemed                              (904,948,475)      (949,778)     (580,015)
                                      ------------       --------      --------
Net increase (decrease)                280,897,676      8,077,778       270,534
                                       -----------      ---------       -------

                                                 Year ended Aug. 31, 2002
                                          AXP VP -     AXP VP -        AXP VP -
                                           Equity        Extra          Federal
                                           Select       Income          Income
                                            Fund         Fund            Fund
Sold                                     8,511,084     29,589,447    17,445,761
Issued for reinvested distributions             --      8,675,279       520,613
Redeemed                                (1,507,262)   (25,495,937)   (2,116,788)
                                        ----------    -----------    ----------
Net increase (decrease)                  7,003,822     12,768,789    15,849,586
                                         ---------     ----------    ----------

--------------------------------------------------------------------------------
90 AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

                                                     Year ended Aug. 31, 2001

                                          AXP VP -     AXP VP -        AXP VP -
                                           Equity        Extra          Federal
                                           Select       Income          Income
                                           Fund(a)       Fund            Fund

Sold                                     1,359,718     17,537,045     8,067,542
Issued for reinvested distributions             --      8,950,281       284,959
Redeemed                                  (136,198)   (14,013,580)   (1,781,550)
                                          --------    -----------    ----------
Net increase (decrease)                  1,223,520     12,473,746     6,570,951
                                         ---------     ----------     ---------

                                                  Year ended Aug. 31, 2002

                                          AXP VP -     AXP VP -       AXP VP -
                                           Global       Growth     International
                                            Bond         Fund          Fund
                                            Fund

Sold                                     6,018,539      5,979,237    35,702,230
Issued for reinvested distributions        893,799             --     2,028,378
Redeemed                                (3,291,689)    (4,397,794)  (68,997,946)
                                        ----------     ----------   -----------
Net increase (decrease)                  3,620,649      1,581,443   (31,267,338)
                                         ---------      ---------   -----------

                                                  Year ended Aug. 31, 2001

                                          AXP VP -    AXP VP -         AXP VP -
                                           Global      Growth      International
                                            Bond        Fund           Fund
                                            Fund

Sold                                     3,494,915     13,821,210    21,489,411
Issued for reinvested distributions        481,363             --    37,293,869
Redeemed                                (3,338,032)      (982,335)  (43,403,263)
                                        ----------       --------   -----------
Net increase (decrease)                    638,246     12,838,875    15,380,017
                                           -------     ----------    ----------

                                                  Year ended Aug. 31, 2002

                                          AXP VP -     AXP VP -        AXP VP -
                                           Managed        New          Partners
                                            Fund      Dimensions       Small Cap
                                                         Fund            Value
                                                                         Fund

Sold                                     2,568,221     15,837,795     6,189,596
Issued for reinvested distributions     23,669,165      1,127,450            --
Redeemed                               (52,085,480)   (35,154,263)      (90,834)
                                       -----------    -----------       -------
Net increase (decrease)                (25,848,094)   (18,189,018)    6,098,762
                                       -----------    -----------     ---------

                                                  Year ended Aug. 31, 2001

                                          AXP VP -     AXP VP -        AXP VP -
                                           Managed        New          Partners
                                            Fund      Dimensions       Small Cap
                                                         Fund            Value
                                                                        Fund(b)

Sold                                     6,592,195     26,193,556        86,421
Issued for reinvested distributions     23,648,244     18,720,715            --
Redeemed                               (35,481,482)   (15,847,022)           --
                                       -----------    -----------         -----
Net increase (decrease)                 (5,241,043)    29,067,249        86,421
                                        ----------     ----------        ------

                                                  Year ended Aug. 31, 2002

                                          AXP VP -     AXP VP -        AXP VP -
                                           S&P 500     Small Cap         Stock
                                            Index      Advantage         Fund
                                            Fund         Fund

Sold                                     9,458,245      2,371,220       426,883
Issued for reinvested distributions         88,952             --         1,527
Redeemed                                (1,004,336)      (484,255)      (27,812)
                                        ----------       --------       -------
Net increase (decrease)                  8,542,861      1,886,965       400,598
                                         ---------      ---------       -------

--------------------------------------------------------------------------------
91 AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

                                              Year ended Aug. 31, 2001

                                      AXP VP -        AXP VP -        AXP VP -
                                       S&P 500        Small Cap         Stock
                                        Index         Advantage        Fund(c)
                                        Fund            Fund

Sold                                 6,410,898         2,768,854         8,365
Issued for reinvested distributions     32,745           106,893            --
Redeemed                            (1,220,691)         (489,806)           --
                                    ----------          --------        ------
Net increase (decrease)              5,222,952         2,385,941         8,365
                                     ---------         ---------         -----

                                    Year ended Aug. 31, 2002

                                             AXP VP -
                                             Strategy
                                            Aggressive
                                               Fund

Sold                                       10,311,970
Issued for reinvested distributions           341,129
Redeemed                                  (56,399,156)
                                          -----------
Net increase (decrease)                   (45,746,057)
                                          -----------

                                     Year ended Aug. 31, 2001
                                             AXP VP -
                                             Strategy
                                            Aggressive
                                               Fund

Sold                                       17,266,687
Issued for reinvested distributions        83,425,555
Redeemed                                  (32,672,270)
                                          -----------
Net increase (decrease)                    68,019,972
                                           ----------

(a) For the period from May 1, 2001 (date the Fund became available) to Aug. 31, 2001.

(b) For the period from Aug. 14, 2001 (date the Fund became available) to Aug. 31, 2001.

(c) For the period from Aug. 13, 2001 (date the Fund became available) to Aug. 31, 2001.

5. FOREIGN CURRENCY CONTRACTS

As of Aug. 31, 2002, AXP VP - Bond Fund, AXP VP - Emerging Markets Fund, AXP VP
- Global Bond Fund and AXP VP - International Fund have entered into foreign currency exchange contracts that obligate the Funds to deliver currencies at specified future dates. The unrealized appreciation and/or depreciation on these contracts is included in the accompanying financial statements. See "Summary of significant accounting policies." The terms of the open contracts are as follows:

AXP VP - Bond Fund
Exchange date                         Currency to           Currency to       Unrealized        Unrealized
                                     be delivered           be received     appreciation      depreciation
Sept. 17, 2002                        563,000,000             4,835,690          $84,128            $   --
                                     Japanese Yen           U.S. Dollar
Oct. 3, 2002                           16,684,171            16,358,830               --             3,334
                           European Monetary Unit           U.S. Dollar
                           ----------------------           -----------          -------            ------
                                                                                 $84,128            $3,334
                                                                                 -------            ------

AXP VP - Emerging Markets Fund
Exchange date                         Currency to           Currency to       Unrealized        Unrealized
                                     be delivered           be received     appreciation      depreciation
Sept. 3, 2002                             397,560                37,666              $--              $155
                               South African Rand           U.S. Dollar
Sept. 4, 2002                             250,037                23,585               --               202
                               South African Rand           U.S. Dollar
                               ------------------           -----------              ---              ----
                                                                                     $--              $357
                                                                                     ---              ----

--------------------------------------------------------------------------------
92 AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Global Bond Fund
Exchange date                         Currency to           Currency to       Unrealized        Unrealized
                                     be delivered           be received     appreciation      depreciation
Sept. 26, 2002                          4,134,340             2,232,544           $--             $40,881
                                Australian Dollar           U.S. Dollar
Sept. 26, 2002                        398,840,000             3,332,832            --              34,791
                                     Japanese Yen           U.S. Dollar
Sept. 26, 2002                          2,265,000             1,048,695            --               7,861
                               New Zealand Dollar           U.S. Dollar
                               ------------------           -----------           ---                ----
                                                                                  $--             $83,533
                                                                                  ---             -------

AXP VP - International Fund
Exchange date                         Currency to           Currency to       Unrealized        Unrealized
                                     be delivered           be received     appreciation      depreciation
Sept. 3, 2002                           5,658,120             3,116,549           $--              $510
                                Australian Dollar           U.S. Dollar
                               ------------------           -----------           ---              ----
                                                                                  $--              $510
                                                                                  ---              ----

6. LENDING OF PORTFOLIO SECURITIES

Presented below is information regarding securities on loan as of Aug. 31, 2002.

                                                       AXP VP -       AXP VP -            AXP VP -         AXP VP -
                                                         Bond     Capital Resource   Diversified Equity  International
                                                         Fund           Fund             Income Fund         Fund
Value of securities on loan to brokers               $31,166,125      $8,195,000         $2,655,000       $3,264,000
                                                     -----------      ----------         ----------       ----------
Collateral received for securities loaned:
Cash                                                 $31,578,355      $8,500,000         $2,850,000       $3,350,000
U.S. government securities, at value                          --              --                 --               --
                                                     -----------      ----------         ----------       ----------
Total collateral received for securities loaned      $31,578,355      $8,500,000         $2,850,000       $3,350,000
                                                     -----------      ----------         ----------       ----------

                                                       AXP VP -        AXP VP -           AXP VP -
                                                        Managed        Small Cap          Strategy
                                                         Fund          Advantage         Aggressive
                                                         Fund            Fund
Value of securities on loan to brokers               $51,059,192        $300,400        $23,369,244
                                                     -----------        --------        -----------
Collateral received for securities loaned:
Cash                                                 $51,350,850        $355,000        $24,561,100
U.S. government securities, at value                          --              --                 --
                                                     -----------        --------        -----------
Total collateral received for securities loaned      $51,350,850        $355,000        $24,561,100
                                                     -----------        --------        -----------

Income from securities lending amounted to $39,412, $12,820, $18,555, $1,226, $287, $505,067, $188,236, $22,572, $2,690 and $76,489 for AXP VP - Bond Fund,
AXP VP - Capital Resource Fund, AXP VP - Diversified Equity Income Fund, AXP VP
- Global Bond Fund, AXP VP - Growth Fund, AXP VP - International Fund, AXP VP - Managed Fund, AXP VP - New Dimensions Fund, AXP VP - Small Cap Advantage Fund and AXP VP - Strategy Aggressive Fund, respectively, for the year ended Aug. 31, 2002.

The risks to each Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

7. FUTURES CONTRACTS

As of Aug. 31, 2002, AXP VP - Federal Income Fund's investments in securities included securities valued at $631,430 that were pledged as collateral to cover initial margin deposits on 14 open purchase interest rate futures contracts and 208 open sales interest rate futures contracts. The notional market value of the open purchase contracts as of Aug. 31, 2002 was $1,535,625 with a net unrealized gain of $13,069. The notional market value of the open sales contracts as of Aug. 31, 2002 was $23,129,845 with a net unrealized loss of $121,443. See "Summary of significant accounting policies."

As of Aug. 31, 2002, AXP VP - Global Bond Fund's investments in securities included securities valued at $215,828 that were pledged as collateral to cover initial margin deposits on 42 open purchase interest rate futures contracts denominated in Euros and 72 open sale interest rate futures contracts. The notional market value of the open purchase contracts as of Aug. 31, 2002 was $4,656,960 with a net unrealized gain of $212,117. The notional market value of the open sale contracts as of Aug. 31, 2002 was $8,048,250 with a net unrealized loss of $17,702. See "Summary of significant accounting policies."

--------------------------------------------------------------------------------
93 AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

8. OPTIONS CONTRACTS WRITTEN

Contracts and premiums associated with options contracts written by AXP VP - Extra Income Fund during the year ended Aug. 31, 2002 are as follows:

                                        Calls
                                 Contracts  Premiums

Balance Aug. 31, 2001               --     $     --
Opened                             154       29,554
Closed                              --           --
Exercised                           --           --
Expired                           (154)     (29,554)
                                  ----      -------
Balance Aug. 31, 2002               --     $     --
                                  ----      -------

See "Summary of significant accounting policies."

Contracts and premiums associated with options contracts written by AXP VP - Federal Income Fund during the year ended Aug. 31, 2002 are as follows:

                                        Calls                       Puts
                                 Contracts  Premiums       Contracts   Premiums
Balance Aug. 31, 2001               --    $      --           --     $     --
Opened                           1,043      529,747          145       49,342
Closed                            (514)    (366,976)        (145)     (49,342)
Exercised                          (30)     (11,130)          --           --
Expired                           (410)     (52,138)          --           --
                                  ----     --------         ----      -------
Balance Aug. 31, 2002               89    $  99,503           --     $     --
                                  ----     --------         ----      -------

See "Summary of significant accounting policies."

Contracts and premiums associated with options contracts written by AXP VP - Managed Fund during the year ended Aug. 31, 2002 are as follows:

                                        Calls
                                 Contracts  Premiums

Balance Aug. 31, 2001           34,750  $ 6,713,103
Opened                          72,450   13,772,463
Closed                         (14,958)  (2,460,830)
Exercised                      (43,231)  (8,336,490)
Expired                        (49,011)  (9,688,246)
                               -------   ----------
Balance Aug. 31, 2002               --  $        --
                               -------  -----------

See "Summary of significant accounting policies."

Contracts and premiums associated with options contracts written by AXP VP - New Dimensions Fund during the year ended Aug. 31, 2002 are as follows:

                                        Calls                       Puts
                                 Contracts  Premiums       Contracts   Premiums
Balance Aug. 31, 2001               --  $        --           --    $      --
Opened                          13,019    1,717,892        3,100      449,812
Closed                          (4,331)    (548,390)      (1,400)    (191,295)
Exercised                           --           --           --           --
Expired                         (8,688)  (1,169,502)      (1,700)    (258,517)
                                ------   ----------       ------     --------
Balance Aug. 31, 2002               --  $        --           --    $      --
                                ------  -----------       ------    ---------

See "Summary of significant accounting policies."

--------------------------------------------------------------------------------
94 AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

Contracts and premiums associated with options contracts written by AXP VP - Strategy Aggressive Fund during the year ended Aug. 31, 2002 are as follows:

                                        Calls                       Puts
                                 Contracts  Premiums       Contracts   Premiums
Balance Aug. 31, 2001              250  $    64,040           --   $       --
Opened                          13,213    2,540,172       10,750    1,475,483
Closed                          (9,603)  (1,567,429)      (4,700)    (780,388)
Exercised                       (1,260)    (470,624)          --           --
Expired                         (2,600)    (566,159)      (5,000)    (525,000)
                                ------  -----------       ------     --------
Balance Aug. 31, 2002               --  $        --        1,050   $  170,095
                                ------  -----------       ------   ----------

See "Summary of significant accounting policies."

9. CAPITAL LOSS CARRY-OVER

For federal income tax purposes, capital loss carry-overs as of Aug. 31, 2002 are as follows:

Fund                                          Carry-over      Expiration date
AXP VP - Blue Chip Advantage Fund           $   26,470,515      2008-2011
AXP VP - Bond Fund                             179,638,610      2007-2011
AXP VP - Capital Resource Fund                 351,893,379      2010-2011
AXP VP - Diversified Equity Income Fund          9,930,845      2010-2011
AXP VP - Emerging Markets Fund                   1,763,232      2008-2011
AXP VP - Equity Select Fund                        979,936           2011
AXP VP - Extra Income Fund                     277,801,344      2007-2011
AXP VP - Global Bond Fund                       10,212,419      2007-2011
AXP VP - Growth Fund                           149,034,243      2008-2011
AXP VP - International Fund                    679,313,823      2010-2011
AXP VP - New Dimensions Fund                   402,728,271      2010-2011
AXP VP - S&P 500 Index Fund                      3,081,627      2009-2011
AXP VP - Small Cap Advantage Fund                5,936,013      2009-2011
AXP VP - Stock Fund                                387,366      2009-2011
AXP VP - Strategy Aggressive Fund            1,279,783,167      2009-2011
                                             -------------      ---------

It is unlikely the board will authorize a distribution of any net realized capital gains for a Fund until its capital loss carry-over has been offset or expires.

--------------------------------------------------------------------------------
95 AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

10. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating each Fund's results.

AXP VP - Blue Chip Advantage Fund

Per share income and capital changes(a)
Fiscal period ended Aug. 31,                                       2002         2001      2000(b)
Net asset value, beginning of period                             $ 8.14       $11.62       $ 9.78
Income from investment operations:
Net investment income (loss)                                        .05          .07          .02
Net gains (losses) (both realized and unrealized)                 (1.57)       (3.47)        1.85
Total from investment operations                                  (1.52)       (3.40)        1.87
Less distributions:
Dividends from net investment income                               (.05)        (.08)        (.03)
Net asset value, end of period                                   $ 6.57       $ 8.14       $11.62

Ratios/supplemental data
Net assets, end of period (in millions)                             $63          $81          $71
Ratio of expenses to average daily net assets(c),(d)               .79%         .78%         .95%(f)
Ratio of net investment income (loss)
to average daily net assets                                        .68%         .81%         .34%(f)
Portfolio turnover rate (excluding short-term securities)          143%         124%         226%
Total return(e)                                                 (18.67%)     (29.40%)      19.13%
Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from Sept. 15, 1999 (date the Fund became available) to Aug. 31, 2000.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses would have been 0.96% for the period ended Aug. 31, 2000.

(e) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(f)  Adjusted to an annual basis.

AXP VP - Bond Fund

Per share income and capital changes(a)
Fiscal period ended Aug. 31,                                       2002         2001         2000         1999         1998
Net asset value, beginning of period                              $10.61      $10.29       $10.56       $11.08       $11.99
Income from investment operations:
Net investment income (loss)                                         .56         .70          .75          .79          .88
Net gains (losses) (both realized and unrealized)                   (.23)        .30         (.27)        (.52)        (.68)
Total from investment operations                                     .33        1.00          .48          .27          .20
Less distributions:
Dividends from net investment income                                (.56)       (.68)        (.75)        (.77)        (.85)
Distributions from realized gains                                     --          --           --         (.02)        (.26)
Total distributions                                                 (.56)       (.68)        (.75)        (.79)       (1.11)
Net asset value, end of period                                    $10.38      $10.61       $10.29       $10.56       $11.08

Ratios/supplemental data
Net assets, end of period (in millions)                           $1,814      $1,626       $1,468       $1,750       $1,852
Ratio of expenses to average daily net assets(b)                    .80%        .80%         .79%         .68%         .67%
Ratio of net investment income (loss)
to average daily net assets                                        5.41%       6.72%        7.30%        7.22%        7.39%
Portfolio turnover rate (excluding short-term securities)           167%        122%          70%          68%          48%
Total return(c)                                                    3.20%      10.07%        4.69%        2.40%        1.54%

Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

--------------------------------------------------------------------------------
96 AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Capital Resource Fund

Per share income and capital changes(a)
Fiscal period ended Aug. 31,                                       2002         2001         2000         1999         1998
Net asset value, beginning of period                              $20.87     $ 37.21       $34.62       $26.80       $27.97
Income from investment operations:
Net investment income (loss)                                         .10         .05          .01          .06          .11
Net gains (losses) (both realized and unrealized)                  (2.83)     (12.96)        6.20        10.28         (.54)
Total from investment operations                                   (2.73)     (12.91)        6.21        10.34         (.43)
Less distributions:
Dividends from net investment income                                (.09)       (.04)        (.01)        (.06)        (.11)
Distributions from realized gains                                  (1.57)      (3.39)       (3.61)       (2.46)        (.63)
Total distributions                                                (1.66)      (3.43)       (3.62)       (2.52)        (.74)
Net asset value, end of period                                    $16.48     $ 20.87       $37.21       $34.62       $26.80

Ratios/supplemental data
Net assets, end of period (in millions)                           $2,227      $3,270       $5,920       $5,621       $4,453
Ratio of expenses to average daily net assets(b)                    .80%        .78%         .77%         .66%         .66%
Ratio of net investment income (loss)
to average daily net assets                                         .52%        .13%        (.02%)        .17%         .34%
Portfolio turnover rate (excluding short-term securities)           146%         62%          52%          56%          68%
Total return(c)                                                  (14.08%)    (36.48%)      19.26%       40.12%       (1.67%)

Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

AXP VP - Cash Management Fund

Per share income and capital changes(a)
Fiscal period ended Aug. 31,                                       2002         2001         2000         1999         1998
Net asset value, beginning of period                               $1.00       $1.00        $1.00        $1.00        $1.00
Income from investment operations:
Net investment income (loss)                                         .02         .05          .05          .05          .05
Less distributions:
Dividends from net investment income                                (.02)       (.05)        (.05)        (.05)        (.05)
Net asset value, end of period                                     $1.00       $1.00        $1.00        $1.00        $1.00

Ratios/supplemental data
Net assets, end of period (in millions)                           $1,123      $1,063         $783         $690         $428
Ratio of expenses to average daily net assets(b)                    .69%        .68%         .68%         .56%         .57%
Ratio of net investment income (loss)
to average daily net assets                                        1.61%       4.76%        5.38%        4.60%        5.13%
Total return(c)                                                    1.59%       4.94%        5.52%        4.72%        5.25%

Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

--------------------------------------------------------------------------------
97 AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Diversified Equity Income Fund

Per share income and capital changes(a)
Fiscal period ended Aug. 31,                                       2002         2001      2000(b)
Net asset value, beginning of period                              $10.20      $10.05       $ 9.76
Income from investment operations:
Net investment income (loss)                                         .13         .11          .10
Net gains (losses) (both realized and unrealized)                  (1.75)        .15          .30
Total from investment operations                                   (1.62)        .26          .40
Less distributions:
Dividends from net investment income                                (.13)       (.11)        (.11)
Distributions from realized gains                                   (.04)         --           --
Total distributions                                                 (.17)       (.11)        (.11)
Net asset value, end of period                                    $ 8.41      $10.20       $10.05

Ratios/supplemental data
Net assets, end of period (in millions)                             $267        $106          $23
Ratio of expenses to average daily net assets(c),(d)                .87%        .91%         .95%(f)
Ratio of net investment income (loss)
to average daily net assets                                        1.59%       1.49%        1.42%(f)
Portfolio turnover rate (excluding short-term securities)            35%         68%          53%
Total return(e)                                                  (16.16%)      2.56%        4.21%

Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from Sept. 15, 1999 (date the Fund became available) to Aug. 31, 2000.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses would have been 1.17% and 1.49% for the periods ended 2001 and 2000, respectively.

(e) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(f)  Adjusted to an annual basis.

AXP VP - Emerging Markets Fund

Per share income and capital changes(a)
Fiscal period ended Aug. 31,                                       2002         2001      2000(b)
Net asset value, beginning of period                               $6.68      $ 9.61       $10.23
Income from investment operations:
Net investment income (loss)                                         .02         .01         (.01)
Net gains (losses) (both realized and unrealized)                    .34       (2.94)        (.60)
Total from investment operations                                     .36       (2.93)        (.61)
Less distributions:
Tax return of capital                                                 --          --         (.01)
Net asset value, end of period                                     $7.04      $ 6.68       $ 9.61

Ratios/supplemental data
Net assets, end of period (in millions)                              $10          $6           $6
Ratio of expenses to average daily net assets(c),(d)               1.68%       1.75%        1.69%(f)
Ratio of net investment income (loss)
to average daily net assets                                         .31%        .20%        (.36%)(f)
Portfolio turnover rate (excluding short-term securities)           215%        203%          37%
Total return(e)                                                    5.45%     (30.49%)      (6.03%)

Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from May 1, 2000 (date the Fund became available) to Aug. 31, 2000.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses would have been 2.36%, 3.49% and 2.42% for the periods ended 2002, 2001 and 2000, respectively.

(e) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(f)  Adjusted to an annual basis.

--------------------------------------------------------------------------------
98 AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Equity Select Fund

Per share income and capital changes(a)
Fiscal period ended Aug. 31,                               2002       2001(b)
Net asset value, beginning of period                      $ 9.57      $10.27
Income from investment operations:
Net investment income (loss)                                (.04)       (.01)
Net gains (losses) (both realized and unrealized)           (.99)       (.69)
Total from investment operations                           (1.03)       (.70)
Net asset value, end of period                            $ 8.54      $ 9.57

Ratios/supplemental data
Net assets, end of period (in millions)                      $72         $14
Ratio of expenses to average daily net assets(c),(d)       1.10%       1.10%(f)
Ratio of net investment income (loss)
to average daily net assets                                (.76%)      (.45%)(f)
Portfolio turnover rate (excluding short-term securities)    20%         19%
Total return(e)                                          (10.77%)     (6.82%)

Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from May 1, 2001 (date the Fund became available) to Aug. 31, 2001.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses would have been 1.39% and 2.99% for the periods ended 2002 and 2001, respectively.

(e) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(f)  Adjusted to an annual basis.

AXP VP - Extra Income Fund

Per share income and capital changes(a)
Fiscal period ended Aug. 31,                                       2002         2001         2000         1999         1998
Net asset value, beginning of period                              $ 6.83       $7.76        $8.75       $ 9.54       $10.39
Income from investment operations:
Net investment income (loss)                                         .56         .79          .85          .92          .95
Net gains (losses) (both realized and unrealized)                  (1.17)       (.95)        (.99)        (.69)        (.80)
Total from investment operations                                    (.61)       (.16)        (.14)         .23          .15
Less distributions:
Dividends from net investment income                                (.56)       (.77)        (.85)        (.92)        (.95)
Distributions from realized gains                                     --          --           --         (.10)        (.05)
Total distributions                                                 (.56)       (.77)        (.85)       (1.02)       (1.00)
Net asset value, end of period                                    $ 5.66       $6.83        $7.76       $ 8.75       $ 9.54

Ratios/supplemental data
Net assets, end of period (in millions)                             $577        $609         $595         $638         $564
Ratio of expenses to average daily net assets(b)                    .83%        .82%         .82%         .70%         .69%
Ratio of net investment income (loss)
to average daily net assets                                        8.91%      11.04%       10.35%       10.17%        9.21%
Portfolio turnover rate (excluding short-term securities)           135%         86%          63%          50%          66%
Total return(c)                                                   (9.33%)     (1.89%)      (1.59%)       2.61%        1.03%

Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

--------------------------------------------------------------------------------
99 AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Federal Income Fund

Per share income and capital changes(a)
Fiscal period ended Aug. 31,                                       2002         2001      2000(b)
Net asset value, beginning of period                              $10.34      $ 9.95       $10.02
Income from investment operations:
Net investment income (loss)                                         .34         .52          .51
Net gains (losses) (both realized and unrealized)                    .23         .39         (.06)
Total from investment operations                                     .57         .91          .45
Less distributions:
Dividends from net investment income                                (.34)       (.52)        (.52)
Distributions from realized gains                                   (.02)         --           --
Total distributions                                                 (.36)       (.52)        (.52)
Net asset value, end of period                                    $10.55      $10.34       $ 9.95

Ratios/supplemental data
Net assets, end of period (in millions)                             $276        $106          $37
Ratio of expenses to average daily net assets(c),(d)                .83%        .84%         .87%(f)
Ratio of net investment income (loss)
to average daily net assets                                        3.24%       4.94%        5.49%(f)
Portfolio turnover rate (excluding short-term securities)           292%         95%          67%
Total return(e)                                                    5.42%       9.29%        4.64%

Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from Sept. 15, 1999 (date the Fund became available) to Aug. 31, 2000.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses would have been 0.87% and 0.89% for the periods ended 2001 and 2000, respectively.

(e) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(f)  Adjusted to an annual basis.

AXP VP - Global Bond Fund

Per share income and capital changes(a)
Fiscal period ended Aug. 31,                                       2002         2001         2000         1999         1998
Net asset value, beginning of period                              $ 9.76       $9.34        $9.84       $10.09       $10.32
Income from investment operations:
Net investment income (loss)                                         .38         .43          .32          .55          .60
Net gains (losses) (both realized and unrealized)                    .36         .23         (.51)        (.29)        (.21)
Total from investment operations                                     .74         .66         (.19)         .26          .39
Less distributions:
Dividends from net investment income                                (.48)       (.24)        (.31)        (.51)        (.58)
Distributions from realized gains                                     --          --           --           --         (.04)
Total distributions                                                 (.48)       (.24)        (.31)        (.51)        (.62)
Net asset value, end of period                                    $10.02       $9.76        $9.34       $ 9.84       $10.09

Ratios/supplemental data
Net assets, end of period (in millions)                             $233        $191         $177         $197         $183
Ratio of expenses to average daily net assets(b)                   1.08%       1.07%        1.07%         .96%         .95%
Ratio of net investment income (loss)
to average daily net assets                                        3.92%       4.54%        4.81%        5.36%        5.81%
Portfolio turnover rate (excluding short-term securities)            46%         34%          50%          56%          14%
Total return(c)                                                    7.83%       7.14%       (1.90%)       2.50%        3.82%

Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

--------------------------------------------------------------------------------
100 AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Growth Fund

Per share income and capital changes(a)
Fiscal period ended Aug. 31,                                       2002         2001      2000(b)
Net asset value, beginning of period                              $ 6.48      $13.46       $ 9.72
Income from investment operations:
Net investment income (loss)                                          --        (.01)          --
Net gains (losses) (both realized and unrealized)                  (1.48)      (6.97)        3.75
Total from investment operations                                   (1.48)      (6.98)        3.75
Less distributions:
Tax return of capital                                                 --          --         (.01)
Net asset value, end of period                                    $ 5.00      $ 6.48       $13.46

Ratios/supplemental data
Net assets, end of period (in millions)                             $144        $177         $195
Ratio of expenses to average daily net assets(c),(d)                .81%        .90%         .95%(f)
Ratio of net investment income (loss)
to average daily net assets                                          --%       (.19%)       (.09%)(f)
Portfolio turnover rate (excluding short-term securities)           272%         41%          17%
Total return(e)                                                  (22.80%)    (51.87%)      38.59%

Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from Sept. 15, 1999 (date the Fund became available) to Aug. 31, 2000.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses would have been 0.91% and 0.97% for the periods ended 2001 and 2000, respectively.

(e) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(f)  Adjusted to an annual basis.

AXP VP - International Fund

Per share income and capital changes(a)
Fiscal period ended Aug. 31,                                       2002         2001         2000         1999         1998
Net asset value, beginning of period                              $ 8.39      $16.98       $17.26       $14.25       $14.09
Income from investment operations:
Net investment income (loss)                                         .07         .03          .06          .12          .14
Net gains (losses) (both realized and unrealized)                  (1.35)      (5.57)        2.50         3.04          .42
Total from investment operations                                   (1.28)      (5.54)        2.56         3.16          .56
Less distributions:
Dividends from net investment income                                (.07)       (.03)        (.01)        (.07)        (.15)
Distributions from realized gains                                   (.01)      (2.97)       (2.83)        (.08)        (.19)
Excess distributions from net investment income                     (.03)       (.05)          --           --           --
Excess distributions from realized gains                              --          --           --           --         (.06)
Total distributions                                                 (.11)      (3.05)       (2.84)        (.15)        (.40)
Net asset value, end of period                                    $ 7.00      $ 8.39       $16.98       $17.26       $14.25

Ratios/supplemental data
Net assets, end of period (in millions)                             $873      $1,310       $2,389       $2,221       $2,023
Ratio of expenses to average daily net assets(b)                   1.07%       1.04%        1.02%         .94%         .94%
Ratio of net investment income (loss)
to average daily net assets                                         .83%        .31%         .27%         .70%         .94%
Portfolio turnover rate (excluding short-term securities)           140%        278%         118%         102%          86%
Total return(c)                                                  (15.38%)    (36.90%)      14.74%       22.18%        4.09%

Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

--------------------------------------------------------------------------------
101 AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Managed Fund

Per share income and capital changes(a)
Fiscal period ended Aug. 31,                                       2002         2001         2000         1999         1998
Net asset value, beginning of period                              $15.30      $20.81       $18.84       $17.25       $18.87
Income from investment operations:
Net investment income (loss)                                         .33         .44          .47          .50          .49
Net gains (losses) (both realized and unrealized)                  (1.88)      (4.32)        2.85         3.29         (.12)
Total from investment operations                                   (1.55)      (3.88)        3.32         3.79          .37
Less distributions:
Dividends from net investment income                                (.34)       (.39)        (.48)        (.49)        (.48)
Distributions from realized gains                                  (1.09)      (1.24)        (.87)       (1.71)       (1.50)
Excess distributions from net investment income                       --          --           --           --         (.01)
Total distributions                                                (1.43)      (1.63)       (1.35)       (2.20)       (1.99)
Net asset value, end of period                                    $12.32      $15.30       $20.81       $18.84       $17.25

Ratios/supplemental data
Net assets, end of period (in millions)                           $2,709      $3,759       $5,223       $5,046       $4,413
Ratio of expenses to average daily net assets(b)                    .77%        .76%         .75%         .63%         .64%
Ratio of net investment income (loss)
to average daily net assets                                        2.31%       2.46%        2.37%        2.62%        2.56%
Portfolio turnover rate (excluding short-term securities)           103%         63%          49%          44%          50%
Total return(c)                                                  (10.91%)    (19.37%)      18.42%       22.98%        1.74%

Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

AXP VP - New Dimensions Fund

Per share income and capital changes(a)
Fiscal period ended Aug. 31,                                       2002         2001         2000         1999         1998
Net asset value, beginning of period                              $15.49      $25.03       $18.87       $13.29       $12.95
Income from investment operations:
Net investment income (loss)                                         .07         .02          .03          .06          .08
Net gains (losses) (both realized and unrealized)                  (2.42)      (8.01)        6.34         5.60          .34
Total from investment operations                                   (2.35)      (7.99)        6.37         5.66          .42
Less distributions:
Dividends from net investment income                                (.07)       (.02)        (.04)        (.06)        (.08)
Distributions from realized gains                                   (.01)      (1.53)        (.17)        (.02)          --
Total distributions                                                 (.08)      (1.55)        (.21)        (.08)        (.08)
Net asset value, end of period                                    $13.06      $15.49       $25.03       $18.87       $13.29

Ratios/supplemental data
Net assets, end of period (in millions)                           $3,045      $3,892       $5,564       $3,538       $1,960
Ratio of expenses to average daily net assets(b)                    .79%        .79%         .78%         .68%         .69%
Ratio of net investment income (loss)
to average daily net assets                                         .47%        .12%         .15%         .34%         .59%
Portfolio turnover rate (excluding short-term securities)            27%         27%          28%          27%          34%
Total return(c)                                                  (15.17%)    (33.05%)      34.01%       42.61%        3.19%

Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credit on cash balances.

(c) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

--------------------------------------------------------------------------------
102 AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Partners Small Cap Value Fund

Per share income and capital changes(a)
Fiscal period ended Aug. 31,                                 2002      2001(b)
Net asset value, beginning of period                        $9.84     $10.01
Income from investment operations:
Net investment income (loss)                                 (.03)      (.01)
Net gains (losses) (both realized and unrealized)            (.29)      (.16)
Total from investment operations                             (.32)      (.17)
Net asset value, end of period                              $9.52     $ 9.84

Ratios/supplemental data
Net assets, end of period (in millions)                       $63         $5
Ratio of expenses to average daily net assets(c),(d)        1.48%      1.50%(f)
Ratio of net investment income (loss)
to average daily net assets                                 (.67%)    (1.15%)(f)
Portfolio turnover rate (excluding short-term securities)     12%         0%
Total return(e)                                            (3.19%)    (1.77%)

Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from Aug. 14, 2001 (date the Fund became available) to Aug. 31, 2001.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses would have been 6.86% for the period ended 2001.

(e) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(f)  Adjusted to an annual basis.

AXP VP - S&P 500 Index Fund

Per share income and capital changes(a)
Fiscal period ended Aug. 31,                                       2002         2001       2000(b)
Net asset value, beginning of period                              $ 7.71      $10.38       $10.06
Income from investment operations:
Net investment income (loss)                                         .07         .06          .02
Net gains (losses) (both realized and unrealized)                  (1.47)      (2.65)         .33
Total from investment operations                                   (1.40)      (2.59)         .35
Less distributions:
Dividends from net investment income                                (.07)       (.06)        (.03)
Distributions from realized gains                                     --        (.02)          --
Total distributions                                                 (.07)       (.08)        (.03)
Net asset value, end of period                                    $ 6.24      $ 7.71       $10.38

Ratios/supplemental data
Net assets, end of period (in millions)                              $99         $56          $21
Ratio of expenses to average daily net assets(c),(d)                .50%        .49%         .48%(f)
Ratio of net investment income (loss)
to average daily net assets                                        1.01%        .85%         .72%(f)
Portfolio turnover rate (excluding short-term securities)            72%        137%          44%
Total return(e)                                                  (18.29%)    (24.96%)       3.49%

Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from May 1, 2000 (date the Fund became available) to Aug. 31, 2000.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses would have been 0.82%, 1.31% and 1.57% for the periods ended 2002, 2001 and 2000, respectively.

(e) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(f)  Adjusted to an annual basis.

--------------------------------------------------------------------------------
103 AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Small Cap Advantage Fund

Per share income and capital changes(a)
Fiscal period ended Aug. 31,                                       2002         2001      2000(b)
Net asset value, beginning of period                              $10.13      $12.58       $ 9.90
Income from investment operations:
Net investment income (loss)                                        (.02)       (.01)        (.02)
Net gains (losses) (both realized and unrealized)                  (1.32)      (2.09)        2.78
Total from investment operations                                   (1.34)      (2.10)        2.76
Less distributions:
Distributions from realized gains                                     --        (.35)        (.08)
Net asset value, end of period                                    $ 8.79      $10.13       $12.58

Ratios/supplemental data
Net assets, end of period (in millions)                              $59         $49          $31
Ratio of expenses to average daily net assets(c),(d)               1.11%       1.16%        1.19%(f)
Ratio of net investment income (loss)
to average daily net assets                                        (.21%)      (.08%)       (.24%)(f)
Portfolio turnover rate (excluding short-term securities)           156%        152%         169%
Total return(e)                                                  (13.28%)    (16.68%)      28.19%

Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from Sept. 15, 1999 (date the Fund became available) to Aug. 31, 2000.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses would have been 1.26% and 1.43% for the periods ended 2001 and 2000, respectively.

(e) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(f)  Adjusted to an annual basis.

AXP VP - Stock Fund

Per share income and capital changes(a)
Fiscal period ended Aug. 31,                                  2002      2001(b)
Net asset value, beginning of period                         $ 9.52     $9.82
Income from investment operations:
Net investment income (loss)                                    .05       .01
Net gains (losses) (both realized and unrealized)             (1.52)     (.30)
Total from investment operations                              (1.47)     (.29)
Less distributions:
Dividends from net investment income                           (.05)     (.01)
Net asset value, end of period                               $ 8.00     $9.52

Ratios/supplemental data
Net assets, end of period (in millions)                          $5        $2
Ratio of expenses to average daily net assets(c),(d)          1.10%     1.10%(f)
Ratio of net investment income (loss)
to average daily net assets                                    .56%      .90%(f)
Portfolio turnover rate (excluding short-term securities)       93%        4%
Total return(e)                                             (15.53%)   (2.97%)

Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from Aug. 13, 2001 (date the Fund became available) to Aug. 31, 2001.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses would have been 2.44% and 11.36% for the periods ended 2002 and 2001, respectively.

(e) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(f)  Adjusted to an annual basis.

--------------------------------------------------------------------------------
104 AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Strategy Aggressive Fund

Per share income and capital changes(a)
Fiscal period ended Aug. 31,                                       2002         2001         2000         1999         1998
Net asset value, beginning of period                              $ 8.29     $ 27.82       $16.46       $13.10       $17.17
Income from investment operations:
Net investment income (loss)                                        (.04)        .01          .01          .05          .01
Net gains (losses) (both realized and unrealized)                  (2.53)     (13.01)       13.17         4.36        (2.57)
Total from investment operations                                   (2.57)     (13.00)       13.18         4.41        (2.56)
Less distributions:
Dividends from net investment income                                  --        (.02)          --         (.05)        (.01)
Distributions from realized gains                                     --       (6.51)       (1.82)       (1.00)       (1.49)
Excess distributions from realized gains                              --          --           --           --         (.01)
Total distributions                                                   --       (6.53)       (1.82)       (1.05)       (1.51)
Net asset value, end of period                                    $ 5.72      $ 8.29       $27.82       $16.46       $13.10

Ratios/supplemental data
Net assets, end of period (in millions)                             $991      $1,815       $4,197       $2,327       $1,976
Ratio of expenses to average daily net assets(b)                    .81%        .78%         .77%         .67%         .66%
Ratio of net investment income (loss)
to average daily net assets                                        (.50%)       .10%         .04%         .31%         .08%
Portfolio turnover rate (excluding short-term securities)           180%        166%         143%         207%         176%
Total return(c)                                                  (30.97%)    (53.61%)      84.97%       35.27%      (16.40%)

Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

--------------------------------------------------------------------------------
105 AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

Investments in Securities

AXP VP - Blue Chip Advantage Fund

Aug. 31, 2002

(Percentages represent value of investments compared to net assets)

Common stocks (99.4%)
Issuer                                                Shares            Value(a)

Aerospace & defense (1.8%)
Boeing                                                 9,700            $359,579
Goodrich                                              14,400             300,528
Precision Castparts                                    4,900             111,622
United Technologies                                    5,700             338,523
Total                                                                  1,110,252

Automotive & related (0.4%)
Goodyear Tire & Rubber                                 3,900              52,728
Johnson Controls                                       2,400             207,096
Total                                                                    259,824

Banks and savings & loans (8.2%)
Bank of America                                       12,600             883,008
Bank One                                               9,500             389,025
Charter One Financial                                  6,900             232,530
Comerica                                               1,900             111,150
FleetBoston Financial                                 13,300             320,929
Golden West Financial                                  4,200             285,558
GreenPoint Financial                                   6,900             351,900
J.P. Morgan Chase                                     17,100             451,440
KeyCorp                                                4,600             123,418
Natl City                                              4,200             130,914
PNC Financial Services Group                           2,900             133,661
U.S. Bancorp                                          15,800             339,542
Wachovia                                               8,200             302,170
Washington Mutual                                     11,900             449,939
Wells Fargo                                           12,800             668,032
Total                                                                  5,173,216

Beverages & tobacco (4.6%)
Anheuser-Busch                                         5,500             292,380
Coca-Cola                                             17,350             884,850
Coca-Cola Enterprises                                 11,700             236,457
Fortune Brands                                         3,100             162,657
Pepsi Bottling Group                                  14,000             408,800
Philip Morris                                         18,200             910,000
Total                                                                  2,895,144

Building materials & construction (1.8%)
Fluor                                                  9,600             265,536
Georgia-Pacific                                       13,100             275,755
KB HOME                                                7,000             335,650
Masco                                                 10,900             263,344
Total                                                                  1,140,285

Chemicals (1.2%)
du Pont (EI) de Nemours                                8,300             334,573
PPG Inds                                               2,600             146,302
Praxair                                                2,600             145,678
Rohm & Haas                                            4,400             160,116
Total                                                                    786,669

Communications equipment & services (2.1%)
AT&T Wireless Services                                20,500(b)          101,270
Broadcom Cl A                                          2,000(b)           32,980
JDS Uniphase                                          14,800(b)           39,812
Lucent Technologies                                   25,700(b)           44,461
Motorola                                              40,900             490,800
Verizon Communications                                20,150             624,650
Total                                                                  1,333,973

Computer software & services (4.6%)
Electronic Arts                                        2,500(b)          158,150
Microsoft                                             39,600(b)        1,945,152
Oracle                                                52,400(b)          502,516
SunGard Data Systems                                  10,700(b)          263,755
Yahoo!                                                 5,900(b)           60,711
Total                                                                  2,930,284

Computers & office equipment (7.7%)
Cisco Systems                                         70,900(b)          979,838
Dell Computer                                         26,300(b)          700,106
DST Systems                                            4,200(b)          143,136
EMC                                                   26,300(b)          177,788
First Data                                            10,600             368,350
Fiserv                                                 8,100(b)          298,161
Hewlett-Packard                                       33,200             445,876
Intl Business Machines                                13,600           1,025,168
NVIDIA                                                11,000(b)          111,650
Pitney Bowes                                          10,000             362,500
QLogic                                                 4,400(b)          147,620
Symantec                                               4,400(b)          125,840
Total                                                                  4,886,033

Electronics (2.9%)
Analog Devices                                         4,900(b)          118,090
Applied Materials                                     12,400(b)          165,664
Intel                                                 51,300             855,171
Jabil Circuit                                          7,200(b)          134,712
KLA-Tencor                                             4,800(b)          157,776
Maxim Integrated Products                              2,400(b)           75,864
Micron Technology                                      4,400(b)           75,900
Texas Instruments                                     12,650             249,205
Total                                                                  1,832,382

Energy (5.3%)
Anadarko Petroleum                                     1,000              44,640
Apache                                                 1,700              93,602
Burlington Resources                                   4,400             169,268
ChevronTexaco                                          7,100             544,073
Conoco                                                 4,700             115,385
ConocoPhillips                                         2,500             131,450
Exxon Mobil                                           48,700           1,726,415
FirstEnergy                                            2,600              85,800
Marathon Oil                                           8,000             198,000
Occidental Petroleum                                   8,000             237,600
Total                                                                  3,346,233

Energy equipment & services (0.8%)
Halliburton                                            2,400              36,480
Progress Energy                                        2,200             102,344
Schlumberger                                           4,300             185,502
Tidewater                                              6,500             185,250
Total                                                                    509,576

Financial services (7.4%)
Bear Stearns Companies                                 2,700             172,611
Citigroup                                             38,100           1,247,775
Fannie Mae                                            10,600             803,268
Freddie Mac                                            9,200             589,720
H&R Block                                              8,000             391,200
Household Intl                                        10,100             364,711
MBNA                                                  13,500             272,700
Morgan Stanley                                        10,200             435,744
Radian Group                                           5,500             239,030
SLM                                                    2,000             183,300
Total                                                                  4,700,059

Food (1.9%)
Archer-Daniels-Midland                                22,200             270,618
ConAgra Foods                                         18,200             478,478
Kellogg                                                5,000             160,800
Kraft Foods Cl A                                       1,400              55,678
Sara Lee                                              11,300             208,372
Total                                                                  1,173,946

Health care (11.6%)
Abbott Laboratories                                   11,900             476,357
Allergan                                               1,200              70,464
Amgen                                                  6,500(b)          292,695
Becton, Dickinson & Co                                 6,600             201,498
Biogen                                                 1,500(b)           50,250
Boston Scientific                                      9,900(b)          288,585
Bristol-Myers Squibb                                   4,800             119,760
Guidant                                                6,900(b)          253,920
Johnson & Johnson                                     23,500           1,276,285
Lilly (Eli)                                            8,300             481,815
MedImmune                                              2,100(b)           53,907
Medtronic                                              8,700             358,266
Merck & Co                                            16,900             853,788
Mylan Laboratories                                     4,800             156,720
Pfizer                                                47,200           1,561,375
Pharmacia                                              9,400             410,780
Schering-Plough                                        9,000             207,720
Watson Pharmaceuticals                                 2,900(b)           67,628
Zimmer Holdings                                        6,600(b)          243,540
Total                                                                  7,425,353

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
106 AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Blue Chip Advantage Fund

Issuer                                   Shares                Value(a)

Health care services (2.2%)
Coventry Health Care                      3,750(b)             $117,075
Oxford Health Plans                       7,700(b)              312,235
Tenet Healthcare                         10,200(b)              481,134
UnitedHealth Group                        2,100                 185,535
Wellpoint Health Networks                 3,900(b)              290,043
Total                                                         1,386,022

Household products (3.3%)
Clorox                                    6,700                 288,502
Gillette                                 10,300                 324,759
Kimberly-Clark                            3,900                 233,376
Newell Rubbermaid                         9,700                 335,620
Procter & Gamble                         10,200                 904,230
Total                                                         2,086,487

Industrial equipment & services (0.3%)
Deere & Co                                3,900                 179,088

Insurance (4.1%)
American Intl Group                      17,400               1,092,721
Fidelity Natl Financial                   6,100                 182,695
John Hancock
   Financial Services                     4,600                 139,610
Marsh & McLennan                          4,200                 204,330
MBIA                                      4,200                 193,032
MetLife                                   4,700                 126,524
Principal Financial Group                 2,625(b)               76,991
Prudential Financial                      4,450(b)              134,390
Travelers Property
   Casualty Cl A                          1,646(b)               25,875
Travelers Property
   Casualty Cl B                          3,381(b)               55,076
UnumProvident                            16,300                 377,508
Total                                                         2,608,752

Leisure time & entertainment (2.3%)
AOL Time Warner                          39,200(b)              495,880
Harrah's Entertainment                    4,100(b)              194,914
Mattel                                   14,500                 281,735
Viacom Cl B                              11,100(b)              451,770
Total                                                         1,424,299

Media (1.3%)
American Greetings Cl A                   9,900                 165,330
Comcast Cl A                              7,300(b)              173,959
Gannett                                   2,600                 197,496
McGraw-Hill Companies                     4,200                 266,322
Total                                                           803,107

Metals (1.2%)
Alcoa                                    11,900                 298,571
Newmont Mining                            3,100                  88,319
Nucor                                     1,500                  75,060
Shaw Group                               18,300(b)              306,525
Total                                                           768,475

Multi-industry conglomerates (6.2%)
3M                                        3,200                 399,840
Cendant                                  25,600(b)              366,336
Eastman Kodak                            12,100                 369,534
General Electric                         73,770               2,224,166
Grainger (WW)                             4,300                 193,715
Honeywell Intl                            5,900                 176,705
Pentair                                   3,700                 160,728
Total                                                         3,891,024

Real estate investment trust (0.3%)
Equity Office Properties Trust            3,100                  86,428
Equity Residential                        1,900                  53,048
Simon Property Group                      1,400                  49,826
Total                                                           189,302

Restaurants & lodging (0.5%)
Yum! Brands                              10,300(b)              312,399

Retail (8.3%)
Bed Bath & Beyond                         9,400(b)              301,364
Circuit City Stores-
   Circuit City Group                    13,650                 190,281
Dillard's Cl A                            4,200                 103,152
Home Depot                               19,800                 652,014
Kohl's                                    5,000(b)              348,600
Kroger                                   20,600(b)              372,448
Lowe's Companies                         10,000                 413,800
May Dept Stores                          11,800                 346,094
Safeway                                  14,300(b)              369,226
Staples                                  20,300(b)              282,170
Wal-Mart Stores                          35,100               1,877,147
Total                                                         5,256,296

Textiles & apparel (0.9%)
Jones Apparel Group                      10,200(b)              368,118
Reebok Intl                               7,200(b)              176,112
Total                                                           544,230

Transportation (1.0%)
Burlington Northern Santa Fe             10,900                 313,484
CSX                                       5,600                 195,048
FedEx                                     2,900                 137,315
Total                                                           645,847

Utilities -- electric (2.4%)
Ameren                                    1,200                  52,860
American Electric Power                   3,000                 102,300
Cinergy                                   1,500                  51,600
Consolidated Edison                       2,200                  89,518
Dominion Resources                        2,500                 156,775
DTE Energy                                1,500                  64,365
Duke Energy                               7,300                 195,859
Entergy                                   2,200                  92,818
Exelon                                    2,700                 126,414
FPL Group                                 1,800                 102,744
PPL                                       1,600                  58,160
Public Service
   Enterprise Group                       2,200                  77,440
Sempra Energy                             1,800                  43,218
Southern Co                               5,900                 170,864
TXU                                       2,200                 106,392
Total                                                         1,491,327

Utilities -- gas (0.3%)
El Paso                                   4,800                  81,168
KeySpan                                   1,100                  38,544
Kinder Morgan                             1,100                  45,309
NiSource                                  1,900                  37,791
Total                                                           202,812

Utilities -- telephone (2.4%)
ALLTEL                                    2,325                  97,790
AT&T                                     27,750                 339,105
BellSouth                                14,400                 335,808
SBC Communications                       25,400                 628,396
Sprint (FON Group)                        6,300                  73,080
Sprint (PCS Group)                        8,300(b)               32,868
Total                                                         1,507,047

Total common stocks
(Cost: $74,068,224)                                         $62,799,743

Short-term security (0.5%)
Issuer             Annualized           Amount                  Value(a)
                  yield on date      payable at
                  of purchase         maturity

U.S. government agency
Federal Natl Mtge Assn Disc Nt
   09-18-02           1.74%            $300,000                $299,746

Total short-term security
(Cost: $299,738)                                               $299,746

Total investments in securities
(Cost: $74,367,962)(c)                                      $63,099,489

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) At Aug. 31, 2002, the cost of securities for federal income tax purposes was $75,696,616 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                       $  1,356,199
     Unrealized depreciation                                        (13,953,326)
                                                                    -----------
     Net unrealized depreciation                                   $(12,597,127)
                                                                   ------------
--------------------------------------------------------------------------------
107 AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

Investments in Securities

AXP VP - Bond Fund

Aug. 31, 2002

(Percentages represent value of investments compared to net assets)

Bonds (95.8%)
Issuer                            Coupon          Principal           Value(a)
                                   rate            amount

Government obligations & agencies (13.9%)
Federal Natl Mtge Assn
        04-15-04                   3.63%         $10,000,000         $10,232,000
        07-15-05                   7.00           31,300,000          34,943,852
Federal Republic of Brazil
    (U.S. Dollar)
        07-26-07                  11.25            2,600,000(c)        1,794,000
        01-11-12                  11.00            7,000,000(c)        4,270,000
Federal Republic of Germany
    (European Monetary Unit)
        11-11-04                   7.50           15,000,000(c)       15,894,119
Govt of Russia
    (Russian Ruble)
        09-18-02                     --            2,273,000(b,c)         72,437
        10-09-02                     --            2,273,000(b,c)         71,836
        01-22-03                     --            2,273,000(b,c)         71,267
        02-05-03                     --            2,273,000(b,c)         71,267
        05-21-03                     --            2,273,000(b,c)         70,576
        06-04-03                     --            2,273,000(b,c)         70,583
        09-17-03                     --            2,273,000(b,c)         69,742
        10-08-03                     --            2,273,000(b,c)         69,109
        01-21-04                     --            2,273,000(b,c)         68,282
Kingdom of Spain
    (Japanese Yen)
        07-22-04                   4.63          563,000,000(c)        5,155,145
U.S. Treasury
        01-31-03                   4.75           20,000,000          20,245,800
        02-15-06                   5.63            9,000,000           9,869,418
        11-15-16                   7.50           87,810,000         112,088,059
        11-15-24                   7.50           18,700,000          24,640,167
United Mexican States
    (U.S. Dollar)
        01-14-12                   7.50           12,000,000(c)       12,300,000
Total                                                                252,067,659

Mortgage-backed securities (26.8%)
Federal Home Loan Mtge Corp
        05-01-07                   9.00              614,914             628,828
        03-01-13                   5.50            2,712,804           2,798,867
        04-01-15                   7.50            7,851,800           8,393,626
        08-01-24                   8.00            1,138,883           1,224,575
        01-01-25                   9.00              257,447             283,493
        07-01-28                   6.00            6,868,105           7,054,603
        09-01-28                   6.00           21,120,041          21,693,540
        12-01-29                   7.00           23,520,885          24,515,644
        07-01-32                   7.00           51,404,878          53,550,155
    Collateralized Mtge Obligation
        03-15-22                   7.00            9,550,549          10,063,141
        07-15-22                   7.00            9,817,913          10,622,295
Federal Natl Mtge Assn
        09-01-07                   8.50            1,151,448           1,218,129
        12-01-13                   5.50            9,608,325           9,911,383
        02-01-14                   5.50           15,994,190          16,475,984
        04-01-14                   5.50              137,199             141,527
        07-01-16                   6.00            5,320,070           5,513,386
        08-01-16                   6.00            4,384,770           4,544,101
        10-01-17                   5.00           19,000,000(e)       19,038,594
        11-01-21                   8.00              124,277             133,943
        04-01-22                   8.00              753,678             811,767
        04-01-23                   8.50            1,687,992           1,839,169
        06-01-24                   9.00            1,586,064           1,752,017
        02-01-27                   7.50            3,600,560           3,805,088
        09-01-28                   6.50            8,724,236           9,024,899
        10-01-28                   6.00           10,363,515          10,631,364
        11-01-28                   6.00           10,632,164          10,906,956
        11-01-28                   6.50           12,639,696          13,075,297
        12-01-28                   6.00            3,009,404           3,087,183
        12-01-28                   6.50           16,744,134          17,321,186
        01-01-29                   6.50           13,576,037          14,043,907
        02-01-29                   6.00            7,563,675           7,759,161
        03-01-29                   6.50           17,235,513          17,825,192
        06-01-29                   6.00            4,371,585           4,481,848
        07-01-29                   6.00            3,000,000(e)        3,060,000
        07-01-29                   6.50            7,000,000(e)        7,229,688
        08-01-29                   6.00           55,000,000(e)       55,885,155
        09-01-29                   6.00            4,243,301           4,350,329
        01-01-31                   7.50            9,060,186           9,540,840
        06-01-32                   7.00           44,684,712          46,556,284
        08-01-32                   6.50           10,000,000          10,328,125
        10-01-32                   5.50           29,000,000(e)       28,895,781
    Collateralized Mtge Obligation
        06-25-23                   5.25            5,750,000           5,906,458
Total                                                                485,923,508

Aerospace & defense (0.3%)
Alliant Techsystems
    Company Guaranty
        05-15-11                   8.50            2,475,000           2,592,563
L-3 Communications
    Sr Sub Nts
        06-15-12                   7.63            3,335,000(d)        3,451,725
Total                                                                  6,044,288

Airlines (1.6%)
American Airlines
    Series 2001-1
        05-23-16                   7.38            6,386,659           6,278,916
    Series 2001-2
        10-01-06                   7.80            2,000,000           1,806,165
Continental Airlines
    Series 1998A
        09-15-17                   6.65            7,209,998           6,469,463
    Series 2001D
        12-01-06                   7.57            5,600,000           4,702,475
Delta Air Lines
    Series 1999
        12-15-09                   7.90            7,200,000           5,544,000
    Series 2002-1
        01-02-12                   7.78            3,000,000           2,829,180
United Air Lines
        10-01-10                   7.03            1,657,756           1,327,514
Total                                                                 28,957,713

Automotive & related (2.3%)
DaimlerChrysler North America Holding
    Company Guaranty
        09-01-04                   6.90            3,000,000           3,175,560
        01-15-12                   7.30            5,100,000           5,482,118
Ford Motor
        07-16-31                   7.45            4,700,000           4,090,579
Ford Motor Credit
        07-16-04                   6.70            7,000,000           7,119,140
        02-01-11                   7.38           10,000,000           9,712,920
Hertz
    Sr Nts
        06-01-12                   7.63           12,500,000          11,749,625
Total                                                                 41,329,942

Banks and savings & loans (2.7%)
Capital One Bank
    Sr Nts
        02-01-06                   6.88            7,000,000           6,397,111
Colonial Capital II
    Company Guaranty Series A
        01-15-27                   8.92            3,000,000           2,811,975
FleetBoston Financial
        09-15-05                   7.25           11,500,000          12,463,872
Marshall & Ilsley
    Series E
        09-01-06                   5.75            4,900,000           5,202,869
Provident Trust 1
    Company Guaranty
        04-15-28                   8.29            5,500,000           4,991,052
Sovereign Bancorp
    Sr Nts
        11-15-06                  10.50            1,280,000           1,420,800
U.S. Bancorp
    Zero Coupon Cv
        08-06-21                   1.44              510,000(h)          379,313
Union Planters Bank
    Sub Nts
        03-15-08                   6.50            5,000,000           5,189,680
Washington Mutual Bank
        06-15-11                   6.88            9,700,000          10,596,911
Total                                                                 49,453,583

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
108 AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Bond Fund

Issuer                            Coupon          Principal           Value(a)
                                   rate            amount

Beverages & tobacco (0.3%)
Constellation Brands
    Sr Sub Nts Series B
        01-15-12                   8.13%          $2,745,000          $2,827,350
Cott Beverages
    Company Guaranty
        12-15-11                   8.00            3,420,000           3,479,850
Total                                                                  6,307,200

Building materials & construction (3.4%)
Associated Materials
    Sr Sub Nts
        04-15-12                   9.75            1,750,000(d)        1,776,250
Beazer Homes USA
    Sr Nts
        04-15-12                   8.38            1,470,000(d)        1,477,350
Collins & Aikman Floor Cover
    Sr Sub Nts
        02-15-10                   9.75              390,000(d)          390,000
Louisiana Pacific
    Sr Nts
        08-15-10                   8.88            1,440,000           1,506,645
    Sr Sub Nts
        08-15-05                   8.50              915,000             920,702
Masco
        05-03-04                   6.00            9,800,000          10,217,529
    Zero Coupon Cv
        07-20-31                   2.97              680,000(h)          285,600
Meritage
    Company Guaranty
        06-01-11                   9.75            1,915,000           1,915,000
Nortek
    Sr Nts Series B
        09-01-07                   9.13              500,000             506,250
        08-01-08                   8.88            2,000,000           2,000,000
Pulte Homes
    Company Guaranty
        08-01-11                   7.88           10,000,000          10,896,539
Schuler Homes
    Company Guaranty
        07-15-09                   9.38            1,000,000           1,007,500
Standard Pacific
    Sr Sub Nts
        04-15-12                   9.25            2,475,000           2,363,625
Tech Olympic USA
    Sr Sub Nts
        07-01-12                  10.38            1,315,000(d)        1,206,513
Tyco Intl Group
    (U.S. Dollar)
        10-15-11                   6.38            6,440,000(c)        5,313,000
WCI Communities
    Company Guaranty
        02-15-11                  10.63            2,560,000           2,560,000
        05-01-12                   9.13              450,000             414,000
Weyerhaeuser
        08-01-06                   6.00            8,800,000           9,169,688
        03-15-07                   6.13            4,000,000(d)        4,204,040
        03-15-32                   7.38            4,000,000(d)        4,243,840
Total                                                                 62,374,071

Chemicals (2.4%)
Airgas
    Company Guaranty
        10-01-11                   9.13            3,360,000           3,561,600
Allied Waste North America
    Company Guaranty Series B
        12-01-08                   8.50              750,000             746,250
        01-01-09                   7.88            3,180,000           3,100,500
        08-01-09                  10.00              700,000             689,500
Compass Minerals Group
    Company Guaranty
        08-15-11                  10.00            2,760,000           2,870,400
Dow Chemical
        10-01-12                   6.00            2,500,000           2,544,750
Equistar Chemical/Funding
    Company Guaranty
        09-01-08                  10.13            2,395,000           2,299,200
IMC Global
    Company Guaranty Series B
        06-01-08                  10.88            3,380,000           3,650,400
        06-01-11                  11.25              140,000             151,200
Lyondell Chemical
    Series B
        05-01-07                   9.88            1,850,000           1,831,500
MacDermid
        07-15-11                   9.13            1,580,000           1,643,200
Noveon
    Company Guaranty Series B
        02-28-11                  11.00            1,600,000           1,712,000
Praxair
        03-01-08                   6.50            6,500,000           7,180,563
Resolution Performance
    Sr Sub Nts
        11-15-10                  13.50            1,025,000           1,163,375
Waste Management
    Company Guaranty
        05-15-09                   6.88           10,350,000          10,322,883
Total                                                                 43,467,321

Communications equipment & services (2.0%)
AT&T Wireless Services
    Sr Nts
        03-01-11                   7.88           12,100,000          10,285,000
        03-01-31                   8.75            4,580,000           3,526,600
EchoStar DBS
    Sr Nts
        02-01-09                   9.38            2,100,000           2,089,500
Verizon Global Funding
        06-15-12                   6.88            3,000,000           2,903,409
        06-15-32                   7.75           12,000,000          11,477,880
Verizon New England
    Sr Nts
        09-15-11                   6.50            7,000,000           6,840,540
Total                                                                 37,122,929

Computers & office equipment (--%)
Comverse Technology
    Cv
        12-01-05                   1.50              250,000             194,375
Siebel Systems
    Cv
        09-15-06                   5.50              190,000             175,750
Veritas Software
    Cv
        08-13-06                   1.86              230,000             179,688
Total                                                                    549,813

Consumer finance -- personal loans (0.6%)
Stanford University
        02-01-24                   6.88            9,000,000          10,201,320

Electronics (0.1%)
Agilent Technologies
    Cv
        12-01-21                   3.00              170,000(k)          135,150
Arrow Electronic
    Zero Coupon Cv
        02-21-21                   4.07              620,000(h)          272,025
Celestica
    (U.S. Dollar) Zero Coupon Cv
        08-01-20                   4.26              900,000(c,h)        388,125
Integrated Process Equipment
    Cv
        09-15-04                   6.25              200,000             183,750
Intl Rectifier
    Cv
        07-15-07                   4.25              300,000             236,625
STMicroelectronics
    (U.S. Dollar) Zero Coupon Cv
        11-16-10                   3.91              440,000(c,d,h)      282,150
Total                                                                  1,497,825

Energy (3.2%)
Anadarko Finance
    Company Guaranty Series B
        05-01-11                   6.75            5,000,000           5,503,690
Ashland
    Medium-term Nts Series J
        08-15-05                   7.83            5,000,000           5,556,155
Conoco Funding
    Company Guaranty
        10-15-11                   6.35            7,000,000           7,572,544
Devon Energy
    Cv
        08-15-08                   4.90              290,000             284,925
El Paso Energy Partners
    Company Guaranty
        06-01-11                   8.50            2,940,000(d)        2,910,600
    Company Guaranty Series B
        06-01-11                   8.50              390,000             384,150
Encore Acquisition
    Company Guaranty
        06-15-12                   8.38              500,000(d)          502,500

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
109 AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Bond Fund

Issuer                            Coupon          Principal           Value(a)
                                   rate            amount

Energy (cont.)
FirstEnergy
    Series B
        11-15-11                   6.45%         $10,000,000          $9,473,600
Forest Oil
    Sr Nts
        12-15-11                   8.00            4,045,000           4,095,563
Hanover Equipment Trust
    Sr Nts
        09-01-08                   8.50            2,805,000(d)        2,608,650
Kerr-McGee
    Cv
        02-15-10                   5.25              160,000             172,000
Luscar Coal
    (U.S. Dollar) Sr Nts
        10-15-11                   9.75              825,000(c)          882,750
Magnum Hunter Resources
    Sr Nts
        03-15-12                   9.60            1,010,000(d)        1,030,200
Newfield Exploration
    Sr Nts
        03-01-11                   7.63            3,500,000           3,608,885
    Sr Sub Nts
        08-15-12                   8.38            1,085,000           1,079,575
Phillips Petroleum
        05-25-10                   8.75            5,000,000           6,104,200
Tesoro Petroleum
    Sr Sub Nts
        04-01-12                   9.63            1,015,000(d)          746,025
Westport Resources
    Company Guaranty
        11-01-11                   8.25            2,025,000           2,085,750
XTO Energy
    Sr Nts
        04-15-12                   7.50            2,965,000           3,083,600
Total                                                                 57,685,362

Energy equipment & services (0.1%)
Key Energy Services
    Sr Nts
        03-01-08                   8.38            2,090,000           2,152,700
Nabors Inds
    Zero Coupon Cv
        06-20-20                   2.54              430,000(h)          274,125
Total                                                                  2,426,825

Financial services (6.7%)
Amvescap
    (U.S. Dollar) Sr Nts
        01-15-07                   5.90            3,000,000(c)        3,135,753
Citigroup
    Sub Nts
        10-01-10                   7.25           10,000,000          11,203,330
        08-27-12                   5.63            7,000,000           7,102,900
Credit Suisse First Boston USA
        01-15-12                   6.50            8,650,000           9,050,088
GMAC
        09-15-06                   6.13           10,000,000          10,089,600
        09-15-11                   6.88           25,000,000          24,905,949
Goldman Sachs Group
        01-15-11                   6.88           12,000,000          13,044,552
Household Finance
        01-24-06                   6.50           10,000,000          10,235,960
        10-15-11                   6.38            4,000,000           3,857,024
Indah Kiat Finance Mauritius
    (U.S. Dollar) Company Guaranty
        07-01-07                  10.00            2,530,000(b,c)        683,100
John Hancock Financial Services
    Sr Nts
        12-01-08                   5.63            3,065,000           3,180,848
LaBranche
    Sr Nts
        08-15-04                   9.50            2,760,000           2,969,650
    Sr Sub Nts
        03-02-07                  12.00            2,960,000           3,196,800
Legg Mason
    Sr Nts
        07-02-08                   6.75            4,900,000           5,303,368
Lehman Brothers Holdings
    Cv
        04-01-22                    .96              290,000(k)          289,275
MBNA
        01-17-07                   6.25            1,000,000           1,013,067
Ohio Savings Capital
    Company Guaranty
        06-03-27                   9.50            5,000,000(d)        5,018,100
Swiss Re America Holdings
    Cv
        11-21-21                   3.25              190,000(d)          159,747
Verizon Global Funding
        12-01-30                   7.75            7,050,000           6,674,461
Total                                                                121,113,572

Food (1.4%)
B&G Foods
    Company Guaranty Series D
        08-01-07                   9.63            2,500,000           2,543,750
Burns Philp Capital Property
    Company Guaranty
        07-15-12                   9.75            1,240,000(d)        1,246,200
Del Monte
    Company Guaranty Series B
        05-15-11                   9.25            3,860,000           3,898,600
Delhaize America
    Company Guaranty
        04-15-06                   7.38           10,185,000          10,150,524
Fleming Companies
    Company Guaranty
        06-15-10                   9.25            1,635,000           1,577,775
Kellogg
    Series B
        04-01-11                   6.60            5,000,000           5,518,250
Total                                                                 24,935,099

Furniture & appliances (0.1%)
Interface
    Company Guaranty
        04-01-08                   7.30              450,000             388,688
    Sr Nts
        02-01-10                  10.38              970,000             976,062
Total                                                                  1,364,750

Health care (0.8%)
Allergan
    Zero Coupon Cv
        11-01-20                   2.52              300,000(h)          188,250
Amgen
    Zero Coupon Cv
        03-01-32                   1.35              440,000(h)          309,650
Aviron
    Cv
        02-01-08                   5.25              310,000             283,263
Enzon
    Cv
        07-01-08                   4.50              240,000             168,900
Johnson & Johnson
    Zero Coupon Cv
        07-28-20                    .92              220,000(h)          172,700
Laboratory Corp of America
    Zero Coupon Cv
        09-11-21                   1.35              250,000(h)          168,125
Medtronic
    Cv
        09-15-21                   1.25              290,000             293,263
Wyeth
        02-15-05                   7.90            2,000,000           2,163,996
        03-15-11                   6.70           10,000,000          10,646,949
Total                                                                 14,395,096

Health care services (2.0%)
HCA
        06-01-06                   7.13            8,290,000           8,760,889
        02-01-11                   7.88            2,600,000           2,840,804
Insight Healthcare Services
    Company Guaranty Series B
        11-01-11                   9.88            1,765,000           1,725,288
Paracelsus Healthcare Escrow
    Sr Sub Nts
        08-15-06                  --               5,275,000(b,j)             --
Tenet Healthcare
    Sr Nts
        06-01-12                   6.50           15,000,000          15,734,849
Triad Hospitals
    Company Guaranty
        05-01-09                   8.75            4,300,000           4,472,000
Vanguard Health Systems
    Company Guaranty
        08-01-11                   9.75            2,660,000           2,686,600
Total                                                                 36,220,430

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
110 AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Bond Fund

Issuer                            Coupon          Principal           Value(a)
                                   rate            amount

Industrial equipment & services (0.1%)
Joy Global
    Company Guaranty Series B
        03-15-12                   8.75%          $1,050,000          $1,071,000
Terex
    Company Guaranty
        07-15-11                   9.25            1,250,000           1,228,125
Total                                                                  2,299,125

Insurance (2.2%)
American Intl Group
    Zero Coupon Cv
        11-09-31                   1.70              490,000(h)          305,638
Americo Life
    Sr Sub Nts
        06-01-05                   9.25            4,500,000           4,410,000
Executive Risk Capital
    Company Guaranty Series B
        02-01-27                   8.68            3,500,000           3,941,168
Hartford Life
        06-15-27                   7.65            6,495,000           7,084,863
Lincoln Natl
        12-15-11                   6.20            4,300,000           4,436,568
New England Mutual
        02-15-24                   7.88            5,000,000(d)        5,430,750
Prudential Funding LLC
        05-15-08                   6.60            8,085,000(d)        8,618,682
XL Capital
    Zero Coupon Cv
        05-23-21                   2.42              450,000(h)          271,688
Zurich Capital Trust I
    Company Guaranty
        06-01-37                   8.38            7,000,000(d)        5,849,725
Total                                                                 40,349,082

Leisure time & entertainment (1.9%)
Ameristar Casinos
    Company Guaranty
        02-15-09                  10.75              920,000             995,900
Argosy Gaming
    Company Guaranty
        06-01-09                  10.75              920,000           1,000,500
Carnival
    (U.S. Dollar) Cv
        04-15-21                   2.00              270,000(c)          268,988
Choctaw Resort Development Enterprises
    Sr Nts
        04-01-09                   9.25            2,500,000           2,575,000
Coast Hotels & Casino
    Company Guaranty
        04-01-09                   9.50              550,000             570,625
HMH Properties
    Company Guaranty Series B
        08-01-08                   7.88            1,000,000             950,000
MGM Mirage
    Sr Nts
        10-15-06                   7.25            8,190,000           8,123,997
Mohegan Tribal Gaming
    Sr Sub Nts
        04-01-12                   8.00            3,025,000           3,077,938
Station Casinos
    Sr Nts
        02-15-08                   8.38            2,420,000           2,516,800
    Sr Sub Nts
        07-01-10                   9.88            1,000,000           1,067,500
Steinway Musical Instruments
    Company Guaranty
        04-15-11                   8.75              965,000             969,825
United Artists Theatre
    Series 1995A
        07-01-15                   9.30            4,101,673           3,855,573
Viacom
    Company Guaranty
        05-15-11                   6.63            8,000,000           8,626,015
Total                                                                 34,598,661

Media (3.6%)
American Media Operation
    Company Guaranty Series B
        05-01-09                  10.25            2,145,000           2,220,075
AOL Time Warner
        04-15-06                   6.13            2,907,000           2,689,187
Australis Media
    (U.S. Dollar)
        05-15-03                  15.75           10,000,000(b,c,j)           --
    (U.S. Dollar) Sr Disc Nts
        05-15-03                  15.75               81,770(b,c,j)           --
Belo (AH)
        11-01-08                   8.00            3,800,000           4,021,578
Charter Communications Holdings LLC/Capital
    Sr Nts
        10-01-09                  10.75            3,750,000           2,625,000
        05-15-11                  10.00              700,000             486,500
Clear Channel Communications
        11-01-06                   6.00            2,000,000           1,928,172
Comcast Cable Communications
    Sr Nts
        06-15-13                   7.13           14,000,000          12,740,000
Corus Entertainment
    (U.S. Dollar) Sr Sub Nts
        03-01-12                   8.75            2,745,000(c)        2,765,588
CSC Holdings
    Sr Nts Series B
        04-01-11                   7.63            3,690,000           3,081,150
Cumulus Media
    Company Guaranty
        07-01-08                  10.38              220,000             229,900
Emmis Communications
    Company Guaranty Series B
        03-15-09                   8.13            1,100,000           1,094,500
Entravision Communications
    Company Guaranty
        03-15-09                   8.13              795,000             806,925
Mediacom Broadband LLC
    Company Guaranty
        07-15-13                  11.00            1,200,000           1,098,000
Radio One
    Company Guaranty Series B
        07-01-11                   8.88              920,000             949,900
Sinclair Broadcast Group
    Company Guaranty
        03-15-12                   8.00            1,820,000           1,801,800
Time Warner
        08-15-04                   7.98            1,500,000           1,408,059
        08-15-06                   8.11            3,000,000           2,786,682
        08-15-07                   8.18            3,000,000           2,769,084
    Company Guaranty
        01-15-28                   6.95            5,000,000           3,886,610
Time Warner Companies
        02-01-24                   7.57           12,275,000          10,134,080
Veninfotel
    (U.S. Dollar) Cv Pay-in-kind
        12-31-05                  13.00            8,616,731(c,g,i)    5,945,544
Total                                                                 65,468,334

Metals (0.7%)
AK Steel
    Company Guaranty
        06-15-12                   7.75            3,275,000(d)        3,258,625
Imexsa Export Trust
    (U.S. Dollar)
        05-31-03                  10.13            1,059,832(c,d)        529,916
Inco
    (U.S. Dollar) Cv
        03-15-16                   7.75            1,901,000(c)        1,891,495
Jorgensen Earle M.
        06-01-12                   9.75              690,000             677,063
Normandy Yandal Operations
    (U.S. Dollar) Sr Nts
        04-01-08                   8.88            3,850,000(c)        3,927,000
Peabody Energy
    Company Guaranty Series B
        05-15-08                   9.63            2,500,000           2,625,000
Total                                                                 12,909,099

Miscellaneous (1.0%)
AOA Holdings LLC
    Sr Nts
        06-15-08                  11.00            2,500,000(g)        2,500,000
Bistro Trust
        12-31-02                   9.50            4,000,000(d)        3,760,000
Brinker Intl
    Zero Coupon Cv
        10-10-21                   2.50              300,000(h)          183,000
Emulex
    Cv
        02-01-07                   1.75              260,000             181,675
EOP Operating LP
    Sr Nts
        07-15-11                   7.00            6,500,000           6,901,473
ISG Resources
        04-15-08                  10.00            2,850,000           2,850,000

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
111 AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Bond Fund

Issuer                            Coupon          Principal           Value(a)
                                   rate            amount

Miscellaneous (cont.)
MSX Intl
    Company Guaranty
        01-15-08                  11.38%          $1,670,000          $1,089,675
Von Hoffman
    Company Guaranty
        03-15-09                  10.25            1,375,000(d)        1,354,375
Total                                                                 18,820,198

Multi-industry conglomerates (--%)
Danaher
    Zero Coupon Cv
        01-22-21                   2.19              570,000(h)          372,638

Paper & packaging (1.7%)
Berry Plastics
    Sr Sub Nts
        07-15-12                  10.75              645,000(d)          648,225
Bowater Canada Finance
    (U.S. Dollar) Company Guaranty
        11-15-11                   7.95            5,000,000(c)        5,002,300
Crown Paper
    Sr Sub Nts
        09-01-05                  11.00            3,450,000(b)          276,000
Fort James
    Sr Nts
        09-15-07                   6.88              690,000             627,900
Graphic Packaging
    Company Guaranty
        02-15-12                   8.63            1,560,000           1,583,400
Intl Paper
    Zero Coupon Cv
        06-20-21                   3.45              560,000(h)          287,700
Packaging Corp of America
    Company Guaranty
        04-01-09                   9.63            3,220,000           3,477,600
Pactiv
        06-15-17                   8.13            6,000,000           6,714,948
Plastipak Holdings
    Company Guaranty
        09-01-11                  10.75            2,785,000           2,966,025
Pliant
    Sr Sub Nts
        06-01-10                  13.00            1,735,000           1,743,675
Riverwood Intl
    Company Guaranty
        08-01-07                  10.63            1,325,000           1,371,375
Silgan Holdings
    Sr Sub Deb
        06-01-09                   9.00            2,140,000(d)        2,214,900
        06-01-09                   9.00              775,000             802,125
Stone Container
    Sr Nts
        07-01-12                   8.38            3,460,000(d)        3,503,250
Total                                                                 31,219,423

Real estate investment trust (0.1%)
MeriStar Hospitality
    Company Guaranty
        01-15-11                   9.13              800,000             752,000
    Sr Sub Nts
        08-15-07                   8.75              700,000             581,000
RFS Partnership LP
    Company Guaranty
        03-01-12                   9.75              450,000             450,000
Total                                                                  1,783,000

Restaurants & lodging (0.5%)
Extended Stay America
    Sr Sub Nts
        06-15-11                   9.88            1,380,000           1,335,150
Park Place Entertainment
    Sr Nts
        11-15-06                   8.50              480,000             495,735
Park Place Entertainment
    Sr Sub Nts
        09-15-08                   8.88            2,500,000           2,587,500
        03-15-10                   7.88            1,750,000           1,758,750
        05-15-11                   8.13              800,000             813,000
Starwood Hotels Resorts
        05-01-12                   7.88            2,900,000(d)        2,834,750
Total                                                                  9,824,885

Retail (3.6%)
Albertson's
    Sr Nts
        02-15-11                   7.50           10,000,000          11,314,439
Autonaion
    Company Guaranty
        08-01-08                   9.00            3,000,000           3,135,000
Federated Dept Stores
    Sr Nts
        09-01-08                   6.63            4,000,000           4,296,200
Gap
        05-01-03                   5.63            1,275,000           1,249,500
        09-15-07                   6.90              460,000             409,400
Kohl's
    Zero Coupon Cv
        06-12-20                   2.53              290,000(h)          188,138
Kroger
    Sr Nts
        07-15-06                   8.15            3,000,000           3,397,590
        09-15-29                   8.00            9,000,000          10,365,660
Lowe's Compainies
    Zero Coupon Cv
        02-16-21                   1.32              250,000(h)          193,438
Safeway
        09-15-04                   7.25           10,000,000          10,805,720
Target
        01-15-11                   6.35            5,000,000           5,523,900
        12-01-22                   8.50            3,000,000           3,138,216
United Auto Group
    Sr Sub Nts
        03-15-12                   9.63            1,600,000(d)        1,616,000
Wal-Mart CRAVE 401
        07-17-06                   7.00            7,303,521(d)        7,765,395
William Carter
    Company Guaranty Series B
        08-15-11                  10.88            1,415,000           1,552,963
Total                                                                 64,951,559

Transportation (2.1%)
ArvinMeritor
        03-01-12                   8.75            2,400,000           2,527,512
Enterprise Rent-A-Car USA Finance
        01-15-11                   8.00           12,000,000(d)       13,457,592
Greater Beijing First Expressways
    (U.S. Dollar) Sr Nts
        06-15-07                   9.50            2,290,000(b,c)      1,213,700
Interpool
        08-01-07                   7.35            2,000,000           1,870,100
Union Pacific
        01-15-11                   6.65           16,400,000          17,901,617
Vectura Group
    Company Guaranty
        01-01-08                  11.25            1,218,571             853,000
    Company Guaranty Pay-in-kind
        07-01-08                  12.00            1,032,385(i)          412,954
Total                                                                 38,236,475

Utilities -- electric (4.1%)
Cleveland Electric Illuminating
    1st Mtge Series B
        05-15-05                   9.50           11,000,000          11,060,126
Duke Energy
        01-15-12                   6.25            8,700,000           9,210,890
Duke Energy Field Services
        08-16-05                   7.50            2,500,000           2,548,683
IPALCO Enterprises
        11-14-11                   7.63            6,000,000           5,272,434
Midland Funding II
    Series A
        07-23-05                  11.75            5,000,000           5,000,000
Northern States Power
    1st Mtge
        08-29-12                   8.00            8,000,000(d)        8,082,080
NRG Northeast Generating
    Company Guaranty Series A1
        12-15-04                   8.07              790,625             593,894
    Company Guaranty Series B1
        06-15-15                   8.84            4,000,000           2,600,440
PowerGen US Funding LLC
        10-15-04                   4.50            4,000,000           4,091,580
Sithe Independence Funding
    Series A
        12-30-13                   9.00            7,500,000           8,348,325
Virginia Electric & Power
    Sr Nts Series A
        03-31-06                   5.75           15,000,000          15,862,724
Westar Energy
    1st Mtge
        05-01-07                   7.88            1,305,000(d)        1,244,316
Total                                                                 73,915,492

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
112 AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Bond Fund

Issuer                            Coupon          Principal           Value(a)
                                   rate            amount

Utilities -- gas (1.5%)
Barrett Resources
    Sr Nts
        02-01-07                   7.55%          $5,000,000          $3,431,145
Duke Energy
        09-15-03                   7.38            2,071,000           2,161,387
El Paso
    Sr Nts
        05-15-09                   6.75            5,500,000           4,675,000
        12-15-12                   7.38            5,000,000           4,150,000
        01-15-32                   7.75            6,200,000           5,136,823
Southern Natural Gas
        03-01-32                   8.00            4,800,000           4,548,226
Southwest Gas
        02-15-11                   8.38            3,000,000           3,245,160
Total                                                                 27,347,741

Utilities -- telephone (1.8%)
Citizens Communications
        05-15-11                   9.25           12,500,000          11,375,000
Dobson/Sygnet Communications
    Sr Nts
        12-15-08                  12.25              800,000             504,000
France Telecom
    (U.S. Dollar)
        03-01-31                   9.00            7,000,000(c,k)      7,387,240
Liberty Media
    Cv
        03-15-31                   3.25              180,000             162,450
Nextel Communications
    Sr Nts
        11-15-09                   9.38              920,000             717,600
Vodafone Group
    (U.S. Dollar)
        02-15-10                   7.75           10,900,000(c)       12,071,205
Total                                                                 32,217,495

Total bonds
(Cost: $1,727,036,081)                                            $1,737,751,513

Common stocks (--%)
Issuer                                                Shares            Value(a)

BayCorp Holdings                                          28(b)             $346

Davel Communications                               1,087,416(b,l)         32,622

Total common stocks
(Cost: $7,144,988)                                                       $32,968

Preferred stock & other (--%)
Issuer                                                Shares            Value(a)

Asia Pulp & Paper
    Warrants                                           5,100(b,c,d,j)        $--
Intermedia Communications
    13.50% Pay-in-kind Series B                            1(i)               25

Total preferred stock & other
(Cost: $1,271)                                                               $25

Short-term securities (10.9%)
Issuer                           Annualized         Amount             Value(a)
                                yield on date     payable at
                                 of purchase       maturity

U.S. government agencies (9.2%) Federal Home Loan Bank Disc Nts
        10-11-02                   1.73%          $7,200,000          $7,186,699
        10-28-02                   1.64           11,600,000          11,568,585
        11-13-02                   1.68            1,800,000           1,793,737
Federal Home Loan Mtge Corp Disc Nts
        09-03-02                   1.72           11,500,000          11,497,802
        10-04-02                   1.65           20,000,000          19,968,014
        10-08-02                   1.64           28,700,000          28,649,168
        10-22-02                   1.70            5,000,000           4,987,486
Federal Natl Mtge Assn Disc Nts
        09-11-02                   1.71           10,900,000          10,894,126
        09-11-02                   1.73            3,700,000           3,698,006
        09-25-02                   1.72            2,300,000           2,297,346
        09-25-02                   1.73            9,600,000           9,588,924
        10-16-02                   1.73           33,300,000          33,233,036
        10-30-02                   1.65           21,900,000          21,841,746
Total                                                                167,204,675

Commercial paper (1.7%)
BOC Group
        09-24-02                   1.77            1,700,000(f)        1,697,910
Caterpillar Financial Services
        10-16-02                   1.75            4,300,000           4,290,176
ING US Funding LLC
        09-26-02                   1.72            2,000,000           1,997,420
Pfizer
        10-07-02                   1.70           11,700,000(f)       11,679,005
Receivables Capital
        10-17-02                   1.79            7,700,000(f)        7,672,737
Toyota Motor Credit
        09-24-02                   1.73            4,000,000(f)        3,995,195
Total                                                                 31,332,443

Total short-term securities
(Cost: $198,541,766)                                                $198,537,118

Total investments in securities
(Cost: $1,932,724,106)(m)                                         $1,936,321,624

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
113 AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Bond Fund

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated. As of Aug. 31, 2002, the value of foreign securities represented 5.1% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.

(e) At Aug. 31, 2002, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $113,856,472.

(f) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(g)  Identifies issues considered to be illiquid as to their marketability (see
     Note 1 to the financial statements). These securities are valued at fair value according to methods selected in good faith by the board. Information concerning such security holdings at Aug. 31, 2002, is as follows:

                                                     Acquisition
     Security                                           dates         Cost

     AOA Holdings LLC
        11.00% Sr Nts 2008                            06-02-02     $2,500,000
     Veninfotel
         (U.S. Dollar) 13.00% Cv Pay-in-kind 2005     05-01-02      8,616,731

(h) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(i) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(j)  Negligible market value.

(k) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Aug. 31, 2002.

(l) Investments representing 5% or more of the outstanding voting securities of the issuer. Transactions with companies that are or were affiliates during the year ended Aug. 31, 2002 are as follows:

                                            Beginning   Purchase      Sales      Ending       Dividend
     Issuer                                   cost        cost        cost        cost         income     Value(a)

     Davel Communications
     (Formerly PhoneTel Technologies)*     $7,142,852      $--         $--     $7,142,852        $--      $32,622

     * Issuer was no longer an affiliate for the year-ended Aug. 31, 2002.

(m) At Aug. 31, 2002, the cost of securities for federal income tax purposes was $1,933,261,011 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                   $ 62,199,853
     Unrealized depreciation                                    (59,139,240)
                                                                -----------
     Net unrealized appreciation                               $  3,060,613
                                                                -----------

--------------------------------------------------------------------------------
114 AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

Investments in Securities

AXP VP - Capital Resource Fund

Aug. 31, 2002

(Percentages represent value of investments compared to net assets)

Common stocks (91.8%)
Issuer                                              Shares          Value(a)

Automotive & related (0.5%)
Navistar Intl                                      470,000       $11,750,000

Beverages & tobacco (3.8%)
PepsiCo                                            535,000        21,159,250
Philip Morris                                    1,280,000        64,000,000
Total                                                             85,159,250

Building materials & construction (1.0%)
Centex                                             445,000        22,468,050

Communications equipment & services (1.1%)
Marvell Technology Group                           260,000(b,c)    4,955,600
Motorola                                         1,700,000        20,400,000
Total                                                             25,355,600

Computer software & services (1.3%)
Microsoft                                          455,000(b)     22,349,600
Network Associates                                 525,000(b)      6,825,000
Total                                                             29,174,600

Computers & office equipment (7.9%)
Apple Computer                                   2,220,000(b)     32,745,000
BEA Systems                                      2,755,000(b)     16,833,050
Cisco Systems                                    1,435,000(b)     19,831,700
Hewlett-Packard                                  3,070,000        41,230,100
Siebel Systems                                     620,000(b)      5,251,400
Sun Microsystems                                16,180,000(b)     59,704,200
Total                                                            175,595,450

Electronics (3.2%)
Flextronics Intl                                 2,765,000(b,c)   26,184,550
Intel                                            1,230,000        20,504,100
Micron Technology                                1,045,000(b)     18,026,250
Novellus Systems                                   295,000(b)      7,215,700
Total                                                             71,930,600

Energy (6.4%)
ChevronTexaco                                      505,000        38,698,150
ConocoPhillips                                     605,000        31,810,900
Exxon Mobil                                      1,735,000        61,505,750
Sunoco                                             160,000         5,676,800
Valero Energy                                      160,000         5,195,200
Total                                                            142,886,800

Energy equipment & services (3.4%)
Cooper Cameron                                     165,000(b)      7,398,600
Nabors Inds                                        170,000(b,c)    5,613,400
Schlumberger                                       335,000        14,451,900
Transocean                                       1,950,000        47,775,000
Total                                                             75,238,900

Financial services (5.7%)
Citigroup                                        1,365,000        44,703,750
Fannie Mae                                         460,000        34,858,800
Freddie Mac                                        455,000        29,165,500
MBNA                                               935,000        18,887,000
Total                                                            127,615,050

Food (0.3%)
Dean Foods                                         170,000(b)      6,434,500

Furniture & appliances (0.8%)
Mohawk Inds                                        360,000(b)     17,820,000

Health care (17.8%)
Abbott Laboratories                              1,065,000        42,631,950
Biomet                                             585,000        15,713,100
Pfizer                                           5,395,000       178,466,600
Pharmacia                                        1,032,400        45,115,880
Wyeth                                            2,654,600       113,616,880
Total                                                            395,544,410

Health care services (10.6%)
AmerisourceBergen                                  310,000        22,478,100
Cardinal Health                                  1,335,000        86,561,400
Caremark Rx                                      1,020,000(b)     16,524,000
McKesson                                         3,325,000       111,520,500
Total                                                            237,084,000

Household products (1.8%)
Avon Products                                      835,000        40,697,900

Industrial equipment & services (0.7%)
Caterpillar                                        340,000        14,837,600

Insurance (2.6%)
Allstate                                           150,000         5,583,000
American Intl Group                                555,000        34,854,000
Montpelier Re Holdings                             150,000(b,c,d) 15,754,500
Travelers Property
  Casualty Cl A                                     51,413(b)        808,212
Travelers Property
  Casualty Cl B                                    105,631(b)      1,720,729
Total                                                             58,720,441

Leisure time & entertainment (5.9%)
AOL Time Warner                                  6,533,500(b)     82,648,775
Viacom Cl B                                      1,180,000(b)     48,026,000
Total                                                            130,674,775

Media (2.3%)
Comcast Cl A                                       565,000(b)     13,463,950
Cox Communications Cl A                            480,000(b)     12,408,000
Omnicom Group                                      245,000        14,822,500
USA Interactive                                    540,000(b)     11,566,800
Total                                                             52,261,250

Metals (0.4%)
Freeport-McMoRan Copper & Gold Cl B                505,000(b)      8,276,950

Multi-industry conglomerates (5.3%)
Cendant                                          1,200,000(b)     17,172,000
General Electric                                 2,865,000        86,379,750
Honeywell Intl                                     350,000        10,482,500
Monsanto                                           176,120         3,235,324
Total                                                            117,269,574

Paper & packaging (0.5%)
Intl Paper                                         280,000        10,542,000

Real estate investment trust (0.6%)
Starwood Hotels &
  Resorts Worldwide                                545,000        14,050,100

Restaurants & lodging (0.4%)
Hilton Hotels                                      770,000         8,862,700

Retail (4.6%)
AutoZone                                           515,000(b)     37,260,250
Circuit City Stores-
  Circuit City Group                             1,470,000        20,491,800
Dollar General                                   1,070,000        16,028,600
Safeway                                            825,000(b)     21,301,500
TJX Companies                                      320,000         6,329,600
Total                                                            101,411,750

Utilities -- electric (0.6%)
Sempra Energy                                      595,000        14,285,950

Utilities -- gas (0.3%)
Kinder Morgan                                      140,000         5,766,600

Utilities -- telephone (1.9%)
AT&T                                             3,405,000        41,609,100

Total common stocks
(Cost: $2,282,960,953)                                        $2,043,323,900

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
115 AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Capital Resource Fund

Short-term securities (8.0%)
Issuer                    Annualized              Amount            Value(a)
                         yield on date          payable at
                          of purchase            maturity

U.S. government agencies (5.6%) Federal Home Loan Bank Disc Nts
       09-13-02              1.72%              $2,400,000        $2,398,361
       10-02-02              1.70               25,000,000        24,964,268
       10-09-02              1.72               18,000,000        17,969,382
       10-18-02              1.63               25,000,000        24,942,725
Federal Home Loan Mtge Corp Disc Nts
       09-10-02              1.72               10,100,000        10,094,708
       09-17-02              1.71                  400,000           399,658
       10-01-02              1.64               16,600,000        16,575,801
       10-09-02              1.65                4,300,000         4,292,117
       10-15-02              1.64                1,400,000         1,397,066
Federal Natl Mtge Assn Disc Nts
       09-11-02              1.71                2,600,000         2,598,599
       09-19-02              1.64                4,300,000         4,296,082
       10-30-02              1.68               15,000,000        14,960,100
Total                                                            124,888,867

Commercial paper (2.4%)
Abbott Laboratories
       10-30-02              1.71               10,000,000(e)      9,969,669
BellSouth
       09-06-02              1.72                4,700,000(e)      4,698,428
BOC Group
       09-24-02              1.77               10,400,000(e)     10,387,217
Cargill
       09-03-02              1.83                1,800,000(e)      1,799,634
Charta
       10-04-02              1.77                6,100,000(e)      6,088,730
Gannett
       09-19-02              1.72                9,400,000(e)      9,391,018
Pfizer
       09-30-02              1.70                6,400,000(e)      6,390,631
SBC Intl
       09-26-02              1.75                4,600,000(e)      4,593,963
Total                                                             53,319,290

Total short-term securities
(Cost: $178,210,930)                                            $178,208,157

Total investments in securities
(Cost: $2,461,171,883)(f)                                     $2,221,532,057

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. As of Aug. 31, 2002, the value of foreign securities represented 2.4% of net assets.

(d)  Identifies issues considered to be illiquid as to their marketability (see
     Note 1 to the financial statements). These securities are valued at fair value according to methods selected in good faith by the board. Information concerning such security holdings at Aug. 31, 2002, is as follows:
     Acquisition Security date Cost Montpelier Re Holdings 12-10-01 $15,000,000

(e) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4 (2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(f) At Aug. 31, 2002, the cost of securities for federal income tax purposes was $2,503,429,615 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                   $  35,952,127
     Unrealized depreciation                                    (317,849,685)
                                                                ------------
     Net unrealized depreciation                               $(281,897,558)
                                                               -------------
--------------------------------------------------------------------------------
116 AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

Investments in Securities

AXP VP - Cash Management Fund

Aug. 31, 2002

(Percentages represent value of investments compared to net assets)

U.S. government agencies (20.9%)
Issuer                    Annualized              Amount            Value(a)
                         yield on date          payable at
                          of purchase            maturity

Federal Home Loan Bank Disc Nts
       09-13-02              1.69%              $6,000,000        $5,996,338
       10-09-02              1.63                5,800,000         5,789,758
       11-06-02              1.74                8,500,000         8,472,632
Federal Home Loan Mtge Corp Disc Nts
       09-12-02              1.73               12,600,000        12,592,734
       10-01-02              1.63               20,200,000        20,171,646
       10-09-02              1.65               13,800,000        13,775,333
       10-15-02              1.64                8,200,000         8,183,190
       10-24-02              1.64                5,600,000         5,586,224
       11-07-02              1.61               14,200,000        14,156,816
       12-30-02              1.75                4,000,000         3,976,607
       01-30-03              1.67                4,700,000         4,667,058
Federal Natl Mtge Assn Disc Nts
       09-04-02              1.74                2,000,000         1,999,613
       09-04-02              1.75                9,500,000         9,498,158
       09-11-02              1.73                9,000,000         8,995,243
       09-11-02              1.74                5,000,000         4,997,342
       09-18-02              1.72                8,100,000         8,093,034
       09-18-02              1.74               16,600,000        16,585,592
       09-25-02              1.72               10,400,000        10,387,578
       10-30-02              1.65                6,100,000         6,083,225
       11-13-02              1.71                3,000,000         2,989,517
       11-27-02              1.71               19,200,000        19,119,979
       11-29-02              1.78                5,000,000         4,977,875
       12-11-02              1.73               10,000,000         9,951,267
       01-08-03              1.73               27,300,000        27,130,929

Total U.S. government agencies
(Cost: $234,177,688)                                            $234,177,688

Certificates of deposit (9.5%)

Issuer                    Annualized              Amount            Value(a)
                         yield on date          payable at
                          of purchase            maturity

Banque Nationale de Paris Yankee
       09-06-02              1.79%              $2,000,000        $2,000,000
       09-09-02              1.79                6,000,000         6,000,000
       11-08-02              1.78                5,000,000         5,000,000
       11-14-02              1.83                8,000,000         8,000,000
       11-18-02              1.81                6,000,000         6,000,000
       01-14-03              1.83                4,000,000         4,000,000
       01-17-03              1.84                7,000,000         7,000,000
Barclays Bank Yankee
       09-10-02              1.79                7,000,000         7,000,000
       11-07-02              1.80                3,800,000         3,800,000
Canadian Imperial Bank Yankee
       10-15-02              1.78                5,000,000         5,000,000
       01-15-03              1.83                5,000,000         5,000,000
Credit Agricole Indosuez Yankee
       11-15-02              1.83                7,000,000         7,000,000
Societe Generale Yankee
       11-21-02              1.84                3,000,000         3,000,000
Westdeutsche Landesbank Yankee
       10-18-02              1.80                7,000,000         7,000,000
       11-13-02              1.71                5,000,000         5,000,000
       11-22-02              1.84                5,000,000         5,000,000
       11-25-02              1.84               11,400,000        11,400,000
       11-26-02              1.76                4,000,000         4,000,000
       01-21-03              1.78                5,700,000         5,700,000

Total certificates of deposit
 (Cost: $106,900,000)                                           $106,900,000

Commercial paper (69.7%)
Issuer                    Annualized              Amount            Value(a)
                         yield on date          payable at
                          of purchase            maturity

Asset-backed (34.2%)
Alpine Securitization
       09-19-02              1.75%              $2,000,000(b)     $1,998,153
       09-19-02              1.80                5,000,000(b)      4,995,250
       10-02-02              1.78                4,000,000(b)      3,993,671
       10-21-02              1.77                4,000,000(b)      3,989,970
       11-22-02              1.76                5,000,000(b)      4,979,826
Amsterdam Funding
       09-17-02              1.78                4,000,000(b)      3,996,638
       10-01-02              1.76                5,000,000(b)      4,992,422
       10-01-02              1.77                2,000,000(b)      1,996,952
       11-14-02              1.80                3,000,000(b)      2,988,813
       01-09-03              1.78                5,000,000(b)      4,967,796
Barton Capital
       09-06-02              1.81                3,000,000(b)      2,999,095
       10-11-02              1.79                8,100,000(b)      8,083,487
CAFCO
       09-03-02              1.80                7,000,000(b)      6,998,950
       09-16-02              1.75                4,000,000(b)      3,996,889
       09-25-02              1.71                3,000,000(b)      2,996,438
Charta
       10-01-02              1.72                5,000,000(b)      4,992,594
       10-29-02              1.77                9,000,000(b)      8,974,040
       11-19-02              1.73                3,000,000(b)      2,988,533
       11-25-02              1.76                2,000,000(b)      1,991,639
Ciesco LP
       09-04-02              1.80               10,000,000         9,998,000
       09-13-02              1.78                4,000,000         3,997,436
       09-19-02              1.78                4,000,000         3,996,242
       10-03-02              1.70                4,000,000(b)      3,993,767
Corporate Receivables
       09-10-02              1.78                5,000,000(b)      4,997,528
       10-03-02              1.80                4,500,000(b)      4,492,575
       10-04-02              1.71                2,600,000(b)      2,595,801
       10-08-02              1.72                1,000,000(b)        998,184
       11-12-02              1.76                8,000,000(b)      7,971,611
CXC
       11-20-02              1.76                6,000,000(b)      5,976,375
       11-21-02              1.77                6,000,000(b)      5,975,947
Delaware Funding
       09-13-02              1.78                4,000,000(b)      3,997,429
       10-07-02              1.72                5,000,000(b)      4,991,161
Edison Asset Securitization
       09-12-02              1.72                5,000,000(b)      4,997,133
       10-04-02              1.70                4,000,000(b)      3,993,578
       10-23-02              1.72                5,000,000(b)      4,987,339
       01-10-03              1.83                5,000,000(b)      4,966,633
Enterprise Funding
       09-09-02              1.73                4,000,000(b)      3,998,270
       09-11-02              1.78                4,000,000(b)      3,997,824
       09-20-02              1.78                5,000,000(b)      4,995,056
       10-15-02              1.78                4,000,000(b)      3,991,100
       10-16-02              1.70                4,000,000(b)      3,991,311
Falcon Asset Securitization
       09-05-02              1.81                2,000,000(b)      1,999,497
       09-18-02              1.72                1,000,000(b)        999,140
       09-20-02              1.78                4,000,000(b)      3,996,044
       09-24-02              1.74               11,000,000(b)     10,987,241
       11-05-02              1.80                5,000,000(b)      4,983,592
Fleet Funding
       09-23-02              1.73                1,000,000(b)        998,895
       09-24-02              1.75                5,000,000(b)      4,994,167
       09-27-02              1.75                4,000,000(b)      3,994,750
       10-07-02              1.73                3,000,000(b)      2,994,666
       10-10-02              1.73                5,500,000(b)      5,489,428
Kitty Hawk Funding
       09-06-02              1.79                8,000,000(b)      7,997,613
       09-13-02              1.78                3,000,000(b)      2,998,072
       09-30-02              1.77                2,700,000(b)      2,696,018
       10-10-02              1.73                2,000,000(b)      1,996,156
       10-22-02              1.78                5,000,000(b)      4,987,144
Old Line Funding
       09-13-02              1.80                3,000,000(b)      2,998,050
       09-16-02              1.73                  500,000(b)        499,616
       09-19-02              1.76                3,000,000(b)      2,997,213
       09-25-02              1.74                2,000,000(b)      1,997,583
       10-01-02              1.78                5,000,000(b)      4,992,336
       10-02-02              1.74                5,000,000(b)      4,992,267
Park Avenue Receivables
       09-17-02              1.78                5,000,000(b)      4,995,797
       10-08-02              1.71                5,000,000(b)      4,990,975
       10-23-02              1.72                2,700,000(b)      2,693,163
       10-28-02              1.77                5,000,000(b)      4,985,822
Preferred Receivables Funding
       09-03-02              1.77                2,500,000(b)      2,499,631
       09-17-02              1.73                6,400,000(b)      6,394,771
       10-24-02              1.75                5,000,000(b)      4,986,875

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
117 AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Cash Management Fund

Issuer                    Annualized              Amount            Value(a)
                         yield on date          payable at
                          of purchase            maturity

Asset-backed (cont.)
Receivables Capital
       09-12-02              1.78%              $3,000,000(b)     $2,998,220
       09-16-02              1.78                5,000,000(b)      4,996,044
       10-07-02              1.75                2,000,000(b)      1,996,403
       11-01-02              1.77                5,000,000(b)      4,984,844
       11-18-02              1.72                3,000,000(b)      2,988,743
Sheffield Receivables
       09-20-02              1.78                4,000,000(b)      3,996,044
       09-30-02              1.77                5,000,000(b)      4,992,625
       10-02-02              1.74                7,000,000(b)      6,989,173
Variable Funding Capital
       09-05-02              1.81                4,000,000(b)      3,998,994
       09-18-02              1.72                5,000,000(b)      4,995,700
       10-02-02              1.78                2,000,000(b)      1,996,836
       10-03-02              1.75                2,000,000(b)      1,996,792
       10-09-02              1.70                3,000,000(b)      2,994,475
       10-29-02              1.76                9,300,000(b)      9,273,327
       01-16-03              1.82                5,000,000(b)      4,965,308
Windmill Funding
       09-23-02              1.78                4,000,000(b)      3,995,451
       09-26-02              1.73                5,000,000(b)      4,993,753
       10-22-02              1.76                4,000,000(b)      3,989,831
       11-06-02              1.77                3,000,000(b)      2,990,173
       11-13-02              1.80                5,000,000(b)      4,981,603
Total                                                            384,072,317

Automotive & related (0.4%)
Toyota Motor Credit
       09-26-02              1.72                4,100,000(b)      4,094,907

Banks and savings & loans (7.4%)
Barclays U.S. Funding
       10-08-02              1.70                3,000,000         2,994,617
       10-10-02              1.78                5,000,000         4,990,111
       10-18-02              1.78                4,000,000         3,990,507
       01-22-03              1.73                4,000,000         3,972,480
Deutsche Bank Financial
       09-30-02              1.73                2,000,000         1,997,117
Dresdner US Finance
       11-20-02              1.84                5,500,000         5,477,354
Nordea North America
       09-04-02              1.79                7,000,000         6,998,608
       09-20-02              1.78                1,500,000         1,498,517
       09-27-02              1.74                2,800,000         2,796,346
       10-11-02              1.78               20,000,000        19,959,454
       10-21-02              1.80               15,000,000        14,961,750
       11-26-02              1.81                4,000,000         3,982,600
Societe Generale North America
       11-18-02              1.73                4,000,000         3,984,902
       11-19-02              1.81                5,000,000         4,980,000
Total                                                             82,584,363

Broker dealers (4.3%)
Goldman Sachs Group
       12-12-02              1.74                2,000,000(c)      2,000,000
Merrill Lynch
       03-05-03              1.79                2,000,000(c)      2,000,000
Morgan Stanley
       09-23-02              1.73               15,100,000        15,083,310
       09-27-02              1.71                5,000,000         4,993,588
       10-18-02              1.76                7,800,000         7,781,696
Salomon Smith Barney
       09-06-02              1.80               10,500,000        10,496,850
       11-05-02              1.72                4,000,000         3,987,460
       11-26-02              1.78                2,000,000         1,991,445
Total                                                             48,334,349

Energy (0.9%)
Chevron UK Investment
       10-02-02              1.71                4,600,000(b)      4,593,008
       10-15-02              1.69                5,000,000(b)      4,989,438
Total                                                              9,582,446

Financial services (10.0%)
AEGON Funding
       10-15-02              1.71               10,000,000(b)      9,978,624
       12-19-02              1.78                6,000,000(b)      5,967,550
       12-19-02              1.79                3,000,000(b)      2,983,683
       12-20-02              1.79                3,000,000(b)      2,983,535
       01-17-03              1.80                9,000,000(b)      8,937,798
       01-17-03              1.83                5,000,000(b)      4,964,864
       01-28-03              1.81                2,500,000(b)      2,481,250
Caterpillar Financial Services
       09-30-02              1.71                2,000,000         1,997,150
       10-16-02              1.75                1,800,000         1,795,975
Intl Lease Finance
       09-23-02              1.75                3,500,000         3,496,087
       10-22-02              1.80                5,000,000         4,987,000
       11-19-02              1.79                5,000,000         4,980,222
       01-07-03              1.81                5,000,000         4,967,750
       01-08-03              1.80                1,800,000         1,788,365
       01-09-03              1.77                7,978,000         7,926,905
Southern Co Funding
       09-09-02              1.78                5,000,000(b)      4,997,775
       09-12-02              1.75                5,000,000(b)      4,997,083
       09-12-02              1.82                5,000,000(b)      4,996,967
       10-09-02              1.78                2,000,000(b)      1,996,143
       10-16-02              1.78               10,000,000(b)      9,977,256
       11-06-02              1.79                3,000,000(b)      2,990,062
Verizon Global Funding
       10-17-02              1.80                8,000,000(b)      7,981,200
Verizon Network Funding
       11-15-02              1.95                4,000,000         3,983,618
Total                                                            112,156,862

Food (0.4%)
Cargill
       09-03-02              1.83                5,000,000(b)      4,999,238

Health care (2.7%)
Abbott Laboratories
       10-30-02              1.70                5,000,000(b)      4,985,833
Pfizer
       10-07-02              1.70               25,600,000(b)     25,555,271
Total                                                             30,541,104

Insurance (0.5%)
Marsh & McLennan
       10-24-02              1.80                4,000,000(b)      3,989,200
       11-12-02              1.71                2,000,000(b)      1,993,106
Total                                                              5,982,306

Miscellaneous (0.3%)
BOC Group
       09-10-02              1.72                3,200,000(b)      3,198,471

Multi-industry conglomerates (1.9%)
GE Capital Intl Funding
       09-05-02              1.80                2,000,000(b)      1,999,500
       09-19-02              1.73                5,000,000(b)      4,995,435
       09-30-02              1.73                4,000,000(b)      3,994,233
       10-28-02              1.78                3,000,000(b)      2,991,445
       12-16-02              1.78                5,000,000(b)      4,973,696
       01-27-03              1.80                2,000,000(b)      1,985,183
Total                                                             20,939,492

Utilities -- electric (4.0%)
Duke Energy
       10-04-02              1.78                4,000,000         3,993,276
       10-25-02              1.73                2,000,000         1,994,714
       11-18-02              1.79                5,000,000         4,980,469
       11-19-02              1.79                5,000,000         4,980,222
       11-20-02              1.79                5,000,000         4,979,975
       11-21-02              1.79                5,000,000         4,979,728
       11-27-02              1.78               12,000,000        11,948,080
       01-03-03              1.78                5,000,000         4,969,271
       01-06-03              1.81                2,000,000         1,987,200
Total                                                             44,812,935

Utilities -- telephone (2.8%)
SBC Intl
       09-04-02              1.79                7,200,000(b)      7,198,568
       09-10-02              1.79                7,000,000(b)      6,996,519
       09-16-02              1.72               12,000,000(b)     11,990,827
       09-17-02              1.77                3,700,000(b)      3,696,907
Vodafone AirTouch
       10-17-02              1.73                2,000,000(b)      1,995,483
Total                                                             31,878,304

Total commercial paper
(Cost: $783,177,094)                                            $783,177,094

Total investments in securities
(Cost: $1,124,254,782)(d)                                     $1,124,254,782

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
118 AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Cash Management Fund

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(c) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Aug. 31, 2002.

(d) Also represents the cost of securities for federal income tax purposes at Aug. 31, 2002.

--------------------------------------------------------------------------------
119 AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

Investments in Securities

AXP VP - Diversified Equity Income Fund

Aug. 31, 2002

(Percentages represent value of investments compared to net assets)

Common stocks (95.8%)
Issuer                                           Shares               Value(a)

Aerospace & defense (2.0%)
Goodrich                                        108,417             $2,262,663
Rockwell Automation                              86,700              1,597,014
United Technologies                              23,610              1,402,198
Total                                                                5,261,875

Airlines (1.0%)
AMR                                             253,900(b)           2,587,241

Automotive & related (2.4%)
Eaton                                            31,889              2,255,828
General Motors                                   86,714              4,150,132
Total                                                                6,405,960

Banks and savings & loans (2.6%)
FleetBoston Financial                            43,373              1,046,590
J.P. Morgan Chase                                82,920              2,189,088
Washington Mutual                                98,910              3,739,788
Total                                                                6,975,466

Beverages & tobacco (0.6%)
Philip Morris                                    33,823              1,691,150

Building materials & construction (1.9%)
Fluor                                            51,055              1,412,181
Hanson ADR                                      123,094(c)           3,749,444
Total                                                                5,161,625

Chemicals (2.1%)
Dow Chemical                                    157,511              4,759,982
Imperial Chemical Inds ADR                       49,100(c)             783,145
Total                                                                5,543,127

Communications equipment & services (1.1%)
Verizon Communications                           93,086              2,885,666

Computers & office equipment (1.8%)
Hewlett-Packard                                 188,300              2,528,869
Pitney Bowes                                     54,209              1,965,076
Solectron                                        89,967(b)             334,677
Total                                                                4,828,622

Energy (10.8%)
BP ADR                                           51,621(c)           2,415,863
ChevronTexaco                                    35,685              2,734,542
Conoco                                          204,099              5,010,629
ConocoPhillips                                   74,593              3,922,100
Kerr-McGee                                       89,228              4,180,332
Marathon Oil                                    170,400              4,217,399
Ocean Energy                                     76,536              1,604,195
Petroleo Brasileiro ADR                         124,400(c)           1,984,180
Unocal                                           84,100              2,781,187
Total                                                               28,850,427

Energy equipment & services (4.0%)
McDermott Intl                                  319,150(b)           2,250,008
Pioneer Natural Resources                       191,981(b)           4,778,406
Tidewater                                       131,449              3,746,297
Total                                                               10,774,711

Financial services (5.4%)
Citigroup                                        41,461              1,357,848
Lehman Brothers Holdings                        167,123              9,527,682
Morgan Stanley                                   84,168              3,595,657
Total                                                               14,481,187

Food (1.8%)
Archer-Daniels-Midland                          119,990              1,462,678
SUPERVALU                                       162,635              3,377,929
Total                                                                4,840,607

Furniture & appliances (1.4%)
Whirlpool                                        68,225              3,773,525

Health care (1.7%)
Merck & Co                                       44,700              2,258,244
Schering-Plough                                  99,100              2,287,228
Total                                                                4,545,472

Health care services (1.6%)
PacifiCare Health Systems                       182,984(b)           4,206,802

Industrial equipment & services (8.8%)
Caterpillar                                     170,966              7,460,955
Illinois Tool Works                              42,138              2,887,296
Ingersoll-Rand Cl A                             181,790(c)           6,826,215
Parker-Hannifin                                  90,630              3,675,953
Tomkins ADR                                     178,600(c)           2,670,070
Total                                                               23,520,489

Insurance (14.1%)
ACE                                              87,300(c)           2,777,013
CIGNA                                            58,651              4,992,373
Jefferson-Pilot                                  59,348              2,499,738
Lincoln Natl                                     59,315              2,197,621
Loews                                            89,256              4,686,833
SAFECO                                          120,422              3,987,172
St. Paul Companies                              121,200              3,686,904
Torchmark                                        78,466              2,930,705
Travelers Property
  Casualty Cl A                                 346,283(b)           5,443,562
Travelers Property
  Casualty Cl B                                   3,663(b)              59,663
XL Capital Cl A                                  65,219(c)           4,800,771
Total                                                               38,062,355

Leisure time & entertainment (1.1%)
Royal Caribbean Cruises                         169,000              2,991,300

Media (2.1%)
Donnelley (RR) & Sons                           124,011              3,271,411
Knight-Ridder                                    40,191              2,440,799
Total                                                                5,712,210

Metals (1.5%)
Alcoa                                           110,917              2,782,908
Martin Marietta Materials                        34,469              1,262,944
Total                                                                4,045,852

Multi-industry conglomerates (9.4%)
Crane                                            75,922              1,734,818
Diebold                                          90,590              3,264,864
Dover                                            49,741              1,429,059
Eastman Kodak                                   155,031              4,734,646
Honeywell Intl                                   99,500              2,980,025
Monsanto                                         98,100              1,802,097
Textron                                         100,095              3,888,691
Xerox                                           216,900(b)           1,520,469
YORK Intl                                       116,631              3,720,529
Total                                                               25,075,198

Paper & packaging (2.4%)
Abitibi-Consolidated                            267,950(c)           1,988,189
Intl Paper                                      114,790              4,321,844
Total                                                                6,310,033

Real estate investment trust (3.7%)
Crescent Real Estate Equities                   264,187              4,438,342
Equity Residential                               90,290              2,520,897
JDN Realty                                      127,472              1,606,147
Starwood Hotels & Resorts Worldwide              48,500              1,250,330
Total                                                                9,815,716

Retail (0.9%)
Charming Shoppes                                360,300(b)           2,471,658

Textiles & apparel (1.2%)
Kellwood                                        123,758              3,084,049

Transportation (2.3%)
Burlington Northern Santa Fe                    209,820              6,034,423

Utilities -- electric (1.6%)
CMS Energy                                      416,300              4,396,128

Utilities -- gas (1.1%)
El Paso                                         174,100              2,944,031

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
120 AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Diversified Equity Income Fund

Issuer                                           Shares               Value(a)

Utilities -- telephone (3.4%)
AT&T                                            222,700             $2,721,394
SBC Communications                               59,961              1,483,435
Sprint (FON Group)                              413,300              4,794,280
Total                                                                8,999,109

Total common stocks
(Cost: $293,588,824)                                              $256,276,014

Preferred stock (0.2%)
Issuer                                           Shares               Value(a)

Xerox
   7.50% Cv                                       9,000(d)            $437,625

Total preferred stock
(Cost: $450,000)                                                      $437,625

Short-term securities (5.9%)
Issuer                    Annualized              Amount             Value(a)
                         yield on date          payable at
                          of purchase            maturity

U.S. government agencies (4.9%)
Federal Home Loan Bank Disc Nts
       09-04-02              1.71%                $900,000          $899,798
       10-09-02              1.72                1,000,000           998,299
       10-23-02              1.64                  300,000           299,298
Federal Home Loan Mtge Corp Disc Nt
       10-01-02              1.63                2,200,000         2,196,813
Federal Natl Mtge Assn Disc Nts
       09-26-02              1.63                1,200,000         1,198,533
       09-27-02              1.63                2,300,000         2,297,084
       09-30-02              1.63                  500,000           499,298
       09-30-02              1.70                4,800,000         4,792,974
Total                                                             13,182,097

Short-term securities (continued)
Issuer                    Annualized              Amount             Value(a)
                         yield on date          payable at
                          of purchase            maturity

Commercial paper (1.0%)
Cargill
       09-03-02              1.83%              $2,700,000(e)     $2,699,451

Total short-term securities
(Cost: $15,882,038)                                              $15,881,548

Total investments in securities
(Cost: $309,920,862)(f)                                         $272,595,187

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. As of Aug. 31, 2002, the value of foreign securities represented 10.5% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.

(e) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(f) At Aug. 31, 2002, the cost of securities for federal income tax purposes was $310,329,924 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                 $  3,606,971
     Unrealized depreciation                                  (41,341,708)
                                                              -----------
     Net unrealized depreciation                             $(37,734,737)
                                                             ------------
--------------------------------------------------------------------------------
121 AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

Investments in Securities

AXP VP - Emerging Markets Fund

Aug. 31, 2002

(Percentages represent value of investments compared to net assets)

Common stocks (87.7%)(c)
Issuer                                           Shares               Value(a)

Brazil (3.9%)

Aerospace & defense (0.8%)
Empresa Brasileira de Aeronautica ADR             4,724                $82,576

Beverages & tobacco (1.1%)
Companhia de Bebidas das Americas ADR             7,753                108,542

Metals (0.8%)
Companhia Vale do Rio Doce                        3,100(b)              79,360

Paper & packaging (1.2%)
Aracruz Celulose ADR                              6,802                120,395

China (0.4%)

Multi-industry conglomerates
BYD Company Limited Cl H                         23,000(b)              43,346

Hong Kong (7.1%)

Airlines (1.0%)
Cathay Pacific Airways                           65,000                100,417

Automotive & related (1.1%)
Denway Motors Limited                           354,000                104,385

Communications equipment & services (2.8%)
China Mobile                                    101,500(b)             280,427

Energy (1.2%)
CNOOC                                            86,500                120,324

Textiles & apparel (1.0%)
Giordano Intl Limited                           226,000                 99,962

Hungary (1.2%)

Banks and savings & loans
OTP Bank GDR                                     13,300                117,631

India (5.3%)

Banks and savings & loans (0.9%)
State Bank of India GDR                           7,254                 84,509

Computers & office equipment (1.1%)
Infosys Technologies                              1,500                111,999

Health care (1.6%)
Cipla Limited                                     3,663                 71,193
Ranbaxy Laboratories                              4,615                 85,759
Total                                                                  156,952

Household products (1.0%)
Hindustan Lever                                  24,454                 94,194

Leisure time & entertainment (0.7%)
Hero Honda Motors                                11,545                 64,061

Indonesia (1.3%)

Banks and savings & loans (0.7%)
Hanjaya Mandala Sampoerna                       150,700                 65,947

Multi-industry conglomerates (0.6%)
Astra Intl PT                                   164,500(b)              59,447

Israel (1.2%)

Computer software & services (0.5%)
Check Point Software
  Technologies                                    2,685(b)              44,976

Health care (0.7%)
Teva Pharmaceutical Inds ADR                      1,026                 68,024

Malaysia (6.1%)

Banks and savings & loans (1.9%)
Malayan Banking Berhad                           79,200                182,368

Building materials & construction (1.2%)
Maxis Communications Berhad                      81,000(b)             119,368

Leisure time & entertainment (2.1%)
Resorts World Berhad                             75,000                205,263

Multi-industry conglomerates (0.9%)
Kuala Lumpur Kepong Berhad                       51,000                 92,605

Mexico (10.2%)

Banks and savings & loans (2.1%)
Grupo Modelo Series C                            82,972                208,897

Building materials & construction (1.1%)
America Movil ADR Cl L                            7,554                104,623

Financial services (2.5%)
Grupo Financiero BBVA
  Bancomer Cl B                                 314,162(b)             249,793

Retail (1.6%)
Wal-Mart de Mexico                               58,090                156,816

Utilities -- telephone (2.9%)
Telefonos de Mexico ADR Cl L                      9,559                283,233

Peru (1.4%)

Metals
Compania de Minas
   Buenaventura ADR                               5,345                138,222

Poland (1.3%)

Banks and savings & loans
Bank Polska Kasa Opieki                           6,020                128,271

Russia (6.5%)

Building materials & construction (0.4%)
Vimpel-Communications ADR                         1,813(b)              42,696

Energy (3.7%)
Lukoil Holding ADR                                1,652                105,150
YUKOS ADR                                         2,000                258,000
Total                                                                  363,150

Energy equipment & services (1.7%)
Surgutneftegaz ADR                                9,873                170,803

Utilities -- gas (0.7%)
OAO Gazprom ADR                                   5,503                 69,118

Singapore (1.1%)

Transportation
Keppel                                           43,000                108,612

South Africa (6.5%)

Energy equipment & services (1.2%)
SASOL                                            10,471                115,553

Insurance (2.0%)
Sanlam                                          256,867                200,870

Metals (3.3%)
AngloGold Limited                                 1,146                 53,421
Gold Fields                                      13,000                154,841
Impala Platinum Holdings                          2,377                120,755
Total                                                                  329,017

South Korea (13.2%)

Banks and savings & loans (2.4%)
Kookmin Bank                                      3,106                145,227
Shinhan Financial Group                           6,810                 95,752
Total                                                                  240,979

Building materials & construction (2.5%)
SK Telecom                                        1,275                250,874

Electronics (2.7%)
Samsung Electronics                                 960                264,370

Insurance (1.0%)
Samsung Fire & Marine                             1,490                102,271

Metals (1.5%)
POSCO                                             1,600                143,766

Retail (1.2%)
Shinsegae                                           680                115,978

Utilities -- electric (0.9%)
Korea Electric Power                              5,170                 90,543

Utilities -- telephone (1.0%)
KT                                                4,521                102,672

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
122 AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Emerging Markets Fund

Issuer                                           Shares               Value(a)

Taiwan (10.2%)

Electronics (4.6%)
Hon Hai Precision Inds GDR                       21,054(d)            $166,748
Realtek Semiconductor                            15,230(d)             174,337
Taiwan Semiconductor Mfg ADR                     14,348(b)             117,223
Total                                                                  458,308

Financial services (2.7%)
Fubon Financial Holdings GDR                     28,638                269,198

Metals (2.9%)
China Steel GDR                                  30,814                283,800

Thailand (4.0%)

Banks and savings & loans (1.6%)
Bangkok Bank                                    107,400(b)             160,375

Building materials & construction (1.4%)
Siam Cement                                       6,300                135,587

Media (1.0%)
BEC World Public Company                         18,000                 97,274

Turkey (1.6%)

Communications equipment & services (0.4%)
Turkcell Iletisim Hizmetleri                  7,892,098(b)              41,588

Multi-industry conglomerates (1.2%)
Koc Holding                                  12,020,000                119,684

United Kingdom (4.9%)

Metals
Anglo American                                   15,544                198,611
Antofagasta                                      22,343                188,365
BHP Billiton                                     20,601                 97,196
Total                                                                  484,172

Total common stocks
(Cost: $9,061,432)                                                  $8,638,191

Preferred stock (1.2%)
Issuer                                           Shares               Value(a)

South Korea

Samsung Electronics                                 860               $118,058

Total preferred stock
(Cost: $126,136)                                                      $118,058

Short-term securities (6.1%)
Issuer                   Annualized                Amount           Value(a)
                        yield on date            payable at
                         of purchase              maturity

U.S. government agencies
Federal Home Loan Mtge Corp Disc Nt
       10-01-02              1.64%                $300,000          $299,562
Federal Natl Mtge Assn Disc Nt
       10-16-02              1.73                  300,000           299,397

Total short-term securities
(Cost: $598,913)                                                    $598,959

Total investments in securities
(Cost: $9,786,481)(e)                                             $9,355,208

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c)  Foreign security values are stated in U.S. dollars.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.

(e) At Aug. 31, 2002, the cost of securities for federal income tax purposes was $9,853,247 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                       $ 275,267
     Unrealized depreciation                                        (773,306)
                                                                    --------
     Net unrealized depreciation                                   $(498,039)
                                                                   ---------
--------------------------------------------------------------------------------
123 AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

Investments in Securities

AXP VP - Equity Select Fund

Aug. 31, 2002

(Percentages represent value of investments compared to net assets)

Common stocks (96.7%)
Issuer                                           Shares               Value(a)

Airlines (0.6%)
SkyWest                                          27,427               $427,532

Chemicals (3.9%)
Sigma-Aldrich                                    55,286              2,819,586

Communications equipment & services (0.3%)
RF Micro Devices                                 36,116(b)             241,616

Computer software & services (7.0%)
Advent Software                                  14,414(b)             247,633
BMC Software                                    100,967(b)           1,403,441
Intuit                                           31,272(b)           1,395,669
SunGard Data Systems                             81,700(b)           2,013,905
Total                                                                5,060,648

Computers & office equipment (9.8%)
Acxiom                                           67,295(b)           1,187,757
Dendrite Intl                                    67,305(b)             420,656
DST Systems                                      16,813(b)             572,987
Fair, Isaac & Co                                 43,262              1,533,638
Fiserv                                           72,113(b)           2,654,479
Manugistics Group                                52,765(b)             211,060
McData Cl B                                      48,134(b)             468,344
Total                                                                7,048,921

Electronics (6.6%)
American Power Conversion                        67,350(b)             842,549
Maxim Integrated Products                        48,124(b)           1,521,199
Micrel                                           19,231(b)             212,503
Microchip Technology                             72,137(b)           1,518,484
Novellus Systems                                 26,426(b)             646,380
Total                                                                4,741,115

Energy (6.9%)
Apache                                           14,456                795,947
Murphy Oil                                       24,001              2,055,686
Newfield Exploration                             24,039(b)             814,922
Pogo Producing                                   38,493              1,264,495
Total                                                                4,931,050

Energy equipment & services (1.5%)
ENSCO Intl                                       26,462                705,742
Tidewater                                        13,282                378,537
Total                                                                1,084,279

Financial services (5.3%)
Investors Financial Services                     38,445              1,155,657
Legg Mason                                       28,849              1,392,541
Paychex                                          52,855              1,236,807
Total                                                                3,785,005

Food (0.6%)
Performance Food Group                           12,032(b)             416,909

Health care (13.8%)
Amgen                                            20,123(b)             906,139
Apogent Technologies                             40,880(b)             828,638
Applera-Applied
   Biosystems Group                              38,481                762,309
Biogen                                           23,990(b)             803,665
Biomet                                           76,908              2,065,748
Diagnostic Products                              36,035              1,445,003
IDEC Pharmaceuticals                             19,209(b)             771,818
Invitrogen                                       15,585(b)             554,826
MedImmune                                        28,810(b)             739,553
Techne                                           33,655(b)             955,532
Total                                                                9,833,231

Health care services (8.4%)
AmerisourceBergen                                10,821                784,631
Express Scripts Cl A                             27,695(b)           1,329,360
First Health Group                               26,432(b)             700,712
Health Management
  Associates Cl A                                96,150(b)           1,850,887
Lincare Holdings                                 43,296(b)           1,387,637
Total                                                                6,053,227

Industrial equipment & services (5.5%)
Cintas                                           43,281              1,904,797
Fastenal                                         57,712              2,032,616
Total                                                                3,937,413

Media (4.8%)
Catalina Marketing                               40,880(b)           1,284,858
Univision Communications Cl A                    36,066(b)             840,338
Westwood One                                     38,509(b)           1,345,120
Total                                                                3,470,316

Metals (1.3%)
Martin Marietta Materials                        26,489                970,557

Multi-industry conglomerates (3.6%)
Danaher                                          19,278              1,159,572
DeVry                                            34,836(b)             627,396
Robert Half Intl                                 48,128(b)             833,577
Total                                                                2,620,545

Restaurants & lodging (6.3%)
Brinker Intl                                     62,550(b)           1,733,886
CBRL Group                                        4,850                124,548
Cheesecake Factory (The)                         61,848(b)           1,762,050
Starbucks                                        45,652(b)             917,605
Total                                                                4,538,089

Retail (10.5%)
99 Cents Only Stores                             48,120(b)           1,162,098
Whole Foods Market                               76,939(b)           3,436,096
Williams-Sonoma                                 129,822(b)           2,985,906
Total                                                                7,584,100

Total common stocks
(Cost: $77,697,541)                                                $69,564,139

Short-term securities (4.6%)
Issuer                    Annualized               Amount           Value(a)
                         yield on date           payable at
                          of purchase             maturity

U.S. government agencies (3.1%)
Federal Home Loan Bank Disc Nt
       10-18-02              1.63%                $500,000          $498,855
Federal Home Loan Mtge Corp Disc Nts
       09-10-02              1.72                1,000,000           999,475
       09-17-02              1.71                  700,000           699,402
Total                                                              2,197,732

Commercial paper (1.5%)
Cargill
       09-03-02              1.83                1,100,000(c)      1,099,776

Total short-term securities
(Cost: $3,297,704)                                                $3,297,508

Total investments in securities
(Cost: $80,995,245)(d)                                           $72,861,647

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(d) At Aug. 31, 2002, the cost of securities for federal income tax purposes was $81,639,945 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                    $  1,434,035
     Unrealized depreciation                                     (10,212,333)
                                                                 -----------
     Net unrealized depreciation                                $ (8,778,298)
                                                                ------------

--------------------------------------------------------------------------------
124 AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

Investments in Securities

AXP VP - Extra Income Fund

Aug. 31, 2002

(Percentages represent value of investments compared to net assets)

Bonds (92.1%)
Issuer                      Coupon              Principal         Value(a)
                             rate                amount

Aerospace & defense (1.6%)
Alliant Techsystems
   Company Guaranty
       05-15-11              8.50%              $2,400,000        $2,514,000
L-3 Communications
   Sr Sub Nts
       06-15-12              7.63                4,455,000(d)      4,610,925
Sequa
   Sr Nts
       08-01-09              9.00                2,150,000         2,031,750
Total                                                              9,156,675

Automotive & related (1.4%)
Asbury Automotive Group
   Sr Sub Nts
       06-15-12              9.00                2,885,000(d)      2,690,263
Delco Remy Intl
   Sr Nts
       12-15-07              8.63                2,025,000         1,782,000
Lear
   Company Guaranty Series B
       05-15-09              8.11                3,440,000         3,612,000
Total                                                              8,084,263

Banks and savings & loans (0.2%)
Providian National Bank
   Sr Nts
       03-15-03              6.70                  975,000           894,448

Building materials & construction (7.3%)
Associated Materials
   Sr Sub Nts
       04-15-12              9.75                2,405,000(d)      2,441,075
Beazer Homes USA
   Sr Nts
       04-15-12              8.38                2,665,000(d)      2,678,325
Collins & Aikman Floor Cover
   Sr Sub Nts
       02-15-10              9.75                2,255,000(d)      2,255,000
D.R. Horton
   Sr Sub Nts
       09-15-10              9.75                  630,000           626,850
Dayton Superior
   Company Guaranty
       06-15-09             13.00                3,345,000         3,211,200
Foamex LP/Capital
   Company Guaranty
       08-15-05             13.50                2,100,000         1,953,000
       04-01-09             10.75                3,125,000(d)      2,890,625
Louisiana Pacific
   Sr Nts
       11-15-08             10.88                1,150,000         1,208,938
       08-15-10              8.88                  780,000           816,099
   Sr Sub Nts
       08-15-05              8.50                3,215,000         3,235,036
Meritage
   Company Guaranty
       06-01-11              9.75                3,130,000         3,130,000
Nortek
   Sr Nts Series B
       09-01-07              9.13                3,000,000         3,037,500
   Sr Sub Nts Series B
       06-15-11              9.88                1,405,000         1,376,900
Schuler Homes
   Company Guaranty
       07-15-11             10.50                3,380,000         3,396,900
Standard Pacific
   Sr Nts
       04-01-09              8.50                1,000,000           980,000
       09-15-10              9.50                  630,000           636,300
   Sr Sub Nts
       04-15-12              9.25                1,000,000           955,000
Tech Olympic USA
   Sr Nts
       07-01-10              9.00                1,970,000(d)      1,856,725
   Sr Sub Nts
       07-01-12             10.38                3,330,000(d)      3,055,275
WCI Communities
   Company Guaranty
       02-15-11             10.63                2,425,000         2,425,000
Total                                                             42,165,748

Chemicals (6.7%)
Allied Waste North America
   Company Guaranty Series B
       12-01-08              8.50                1,900,000         1,890,500
       01-01-09              7.88                3,150,000         3,071,250
       08-01-09             10.00                6,970,000         6,865,450
Compass Minerals Group
   Company Guaranty
       08-15-11             10.00                  645,000           670,800
Equistar Chemical/Funding
   Company Guaranty
       09-01-08             10.13                5,300,000         5,088,000
Huntsman ICI Chemicals LLC
   Company Guaranty
       07-01-09             10.13                1,350,000         1,201,500
Huntsman Intl LLC
   Sr Nts
       03-01-09              9.88                2,840,000(d)      2,911,000
IMC Global
   Company Guaranty Series B
       06-01-08             10.88                3,210,000         3,466,800
Lyondell Chemical
   Company Guaranty
       12-15-08              9.50                  585,000           567,450
   Series A
       05-01-07              9.63                  800,000           792,000
   Series B
       05-01-07              9.88                1,900,000         1,881,000
MacDermid
       07-15-11              9.13                1,590,000         1,653,600
Methanex
   (U.S. Dollar) Sr Nts
       08-15-12              8.75                1,340,000(c)      1,360,100
Noveon
   Company Guaranty Series B
       02-28-11             11.00                2,035,000         2,177,450
Resolution Performance
   Sr Sub Nts
       11-30-08             10.37                1,671,429(d)      1,667,250
       11-15-10             13.50                2,950,000         3,348,250
Total                                                             38,612,400

Communications equipment & services (4.8%)
American Cellular
   Company Guaranty
       10-15-09              9.50                3,920,000           529,200
AT&T Wireless Services
       05-01-12              8.13                3,200,000         2,736,000
Crown Castle Intl
   Sr Nts
       08-01-11              9.38                2,725,000         1,703,125
EchoStar DBS
   Sr Nts
       01-15-09              9.13                4,965,000(d)      4,840,875
       02-01-09              9.38                  965,000           960,175
Global Telesystems
   (U.S. Dollar) Sr Nts
       12-15-07             11.50                4,150,000(b,c)          415
       06-15-08             10.88                2,700,000(b,c)          270
GT Group Telecom
   (U.S. Dollar)
       06-30-08              9.89                4,000,000(b,c)    1,200,000
NATG Holdings LLC/Orius Capital
   Company Guaranty Series B
       02-01-10             12.75                4,600,000(b)        138,000
Nextel Communications
   Series A
       12-20-07              4.40                7,937,500(h)      6,746,875
Qwest
       11-01-04              7.20                1,050,000           945,000
       03-15-12              8.88                3,165,000(d)      2,769,375
Rural Cellular
   Series A
       04-03-08              6.00                2,434,639         1,972,058
   Sr Sub Nts Series B
       05-15-08              9.63                5,695,000         3,217,675
Total                                                             27,759,043

Computers & office equipment (0.1%)
Seagate Technology
   Sr Nts
       05-15-09              8.00                  820,000(d)        811,800

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
125 AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Extra Income Fund

Issuer                      Coupon              Principal         Value(a)
                             rate                amount

Energy (7.3%)
Calpine Canada Energy Finance
   (U.S. Dollar) Company Guaranty
       05-01-08              8.50%              $6,280,000(c)     $3,454,000
Chesapeake Energy
   Sr Nts Series B
       03-15-12              8.50                3,650,000         3,577,000
El Paso Energy Partners
   Company Guaranty
       06-01-11              8.50                3,750,000(d)      3,712,500
   Company Guaranty Series B
       06-01-11              8.50                2,255,000         2,221,175
Encore Acquisition
   Company Guaranty
       06-15-12              8.38                  950,000(d)        954,750
Forest Oil
   Company Guaranty
       05-01-14              7.75                2,750,000         2,688,125
Grant Prideco
   Company Guaranty Series B
       12-01-07              9.63                3,150,000         3,299,625
Hanover Equipment Trust
   Sr Nts
       09-01-08              8.50                2,150,000(d)      1,999,500
       09-01-11              8.75                4,235,000(d)      3,896,200
Magnum Hunter Resources
   Sr Nts
       03-15-12              9.60                1,740,000(d)      1,774,800
Newfield Exploration
   Sr Sub Nts
       08-15-12              8.38                2,550,000         2,537,250
Ocean Energy
   Company Guaranty Series B
       07-01-08              8.38                3,750,000         3,937,500
Tesoro Petroleum
   Sr Sub Nts
       04-01-12              9.63                3,420,000(d)      2,513,700
XTO Energy
   Sr Nts
       04-15-12              7.50                5,275,000         5,486,000
Total                                                             42,052,125

Energy equipment & services (0.3%)
Key Energy Services
   Sr Nts
       03-01-08              8.38                1,795,000         1,848,850

Financial services (2.8%)
LaBranche
   Sr Nts
       08-15-04              9.50                2,860,000         3,077,246
   Sr Sub Nts
       03-02-07             12.00                6,215,000         6,712,200
Metris Companies
   Company Guaranty
       11-01-04             10.00                  710,000           539,600
Nationwide Credit
   Sr Nts Series A
       01-15-08             10.25                1,462,000(b)         58,480
Outsourcing Solutions
   Sr Sub Nts Series B
       11-01-06             11.00                6,785,000         5,597,624
Total                                                             15,985,150

Food (2.8%)
B&G Foods
   Company Guaranty Series D
       08-01-07              9.63                2,250,000         2,289,375
Burns Philp Capital Property
   Company Guaranty
       07-15-12              9.75                2,950,000(d)      2,964,750
Chiquita Brands Intl
   Sr Nts
       03-15-09             10.56                1,200,000         1,248,000
Del Monte
   Company Guaranty Series B
       05-15-11              9.25                3,930,000         3,969,300
Delhaize America
   Company Guaranty
       04-15-11              8.13                1,500,000         1,522,461
Fleming Companies
   Company Guaranty
       06-15-10              9.25                3,430,000         3,309,950
Smithfield Foods
   Sr Nts Series B
       10-15-09              8.00                1,050,000         1,002,750
Total                                                             16,306,586

Furniture & appliances (1.0%)
Falcon Products
   Company Guaranty Series B
       06-15-09             11.38                3,035,000         2,367,300
Interface
   Company Guaranty
       04-01-08              7.30                3,020,000         2,608,525
Sealy Mattress
   Sr Sub Nts Series B
       12-15-07              9.88                1,060,000           869,200
Total                                                              5,845,025

Health care services (2.4%)
Alliance Imaging
   Sr Sub Nts
       04-15-11             10.38                1,600,000         1,688,000
Insight Healthcare Services
   Company Guaranty Series B
       11-01-11              9.88                3,140,000         3,069,350
Pacificare Healthcare Services
   Company Guaranty
       06-01-09             10.75                  760,000           744,800
Paracelsus Healthcare Escrow
   Sr Sub Nts
       08-15-06                --                4,385,000(b,i)           --
Triad Hospitals
   Company Guaranty
       05-01-09              8.75                5,210,000         5,418,400
Vanguard Health Systems
   Company Guaranty
       08-01-11              9.75                3,025,000         3,055,250
Total                                                             13,975,800

Household products (1.2%)
Revlon Consumer Products
   Company Guaranty
       12-01-05             12.00                7,505,000         6,904,600

Industrial equipment & services (1.6%)
Joy Global
   Company Guaranty Series B
       03-15-12              8.75                2,280,000         2,325,600
Motors & Gears
   Sr Nts Series D
       11-15-06             10.75                4,022,000         3,700,240
Terex
   Company Guaranty
       07-15-11              9.25                2,390,000         2,348,175
   Company Guaranty Series B
       04-01-11             10.38                  750,000           776,250
Total                                                              9,150,265

Insurance (0.6%)
Americo Life
   Sr Sub Nts
       06-01-05              9.25                3,325,000         3,258,500

Leisure time & entertainment (8.7%)
Alliance Atlantis Communications
   (U.S. Dollar) Sr Sub Nts
       12-15-09             13.00                2,800,000(c)      2,961,000
AMC Entertainment
   Sr Sub Nts
       02-01-11              9.50                  750,000           691,875
       02-01-12              9.88                4,150,000         3,817,999
Ameristar Casinos
   Company Guaranty
       02-15-09             10.75                2,570,000         2,782,025
AOL Time Warner
       05-01-12              6.88                2,910,000         2,621,724
Choctaw Resort Development Enterprises
   Sr Nts
       04-01-09              9.25                2,280,000         2,348,400
Cinemark USA
   Sr Sub Nts Series B
       08-01-08              9.63                2,265,000         2,129,100
Coast Hotels & Casino
   Company Guaranty
       04-01-09              9.50                3,400,000         3,527,500
Hammons (JQ) Hotels
   1st Mtge Series B
       05-15-12              8.88                2,200,000         2,134,000

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
126 AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Extra Income Fund

Issuer                      Coupon               Principal          Value(a)
                             rate                 amount

Leisure time & entertainment (cont.)
HMH Properties
   Company Guaranty Series A
       08-01-05              7.88%              $1,400,000        $1,372,000
   Company Guaranty Series B
       08-01-08              7.88                2,350,000         2,232,500
MGM Mirage
   Company Guaranty
       06-01-07              9.75                  250,000           270,000
       09-15-10              8.50                3,500,000         3,714,602
Mohegan Tribal Gaming
   Sr Sub Nts
       07-01-11              8.38                1,775,000         1,806,063
       04-01-12              8.00                1,300,000         1,322,750
Pinnacle Entertainment
   Company Guaranty Series B
       02-15-07              9.25                2,975,000(d)      2,647,750
Regal Cinemas
   Company Guaranty Series B
       02-01-12              9.38                2,755,000         2,823,875
Resorts Intl Hotel/Casino
   Company Guaranty
       03-15-09             11.50                  765,000           689,456
Six Flags
   Sr Nts
       02-01-10              8.88                  400,000           347,000
Station Casinos
   Sr Nts
       02-15-08              8.38                  900,000           936,000
   Sr Sub Nts
       07-01-10              9.88                1,965,000         2,097,638
Steinway Musical Instruments
   Company Guaranty
       04-15-11              8.75                1,200,000         1,206,000
Trump Atlantic City Assn/Funding
   1st Mtge Company Guaranty
       05-01-06             11.25                  820,000           594,500
United Artists Theatre
       07-01-15              9.30                1,006,080           945,715
   Series 1995A
       07-01-15              9.30                3,158,295         2,968,798
Venetian Casinos
   2nd Mtge
       06-15-10             11.00                1,875,000(d)      1,882,031
Total                                                             50,870,301

Media (11.7%)
American Media Operation
   Company Guaranty Series B
       05-01-09             10.25                2,500,000         2,587,500
Australis Holdings Property
   (U.S. Dollar) Sr Disc Nts
       11-01-03             15.00                2,260,000(b,c)          226
Australis Media
   (U.S. Dollar)
       05-15-03             15.75                4,500,000(b,c,i)         --
   (U.S. Dollar) Sr Disc Nts
       05-15-03             15.75                   47,958(b,c,i)         --
CanWest Media
   (U.S. Dollar) Sub Sr Nts
       05-15-11             10.63                1,220,000(c)      1,274,900
Charter Communications Holdings LLC
   Sr Nts
       04-01-07              8.25                2,315,000         1,597,350
       04-01-09              8.63                1,680,000         1,159,200
Charter Communications Holdings LLC/Capital
   Sr Nts
       04-01-09             10.00                1,685,000         1,171,075
       10-01-09             10.75                2,410,000         1,687,000
       11-15-09              9.63                2,500,000         1,737,500
       01-15-10             10.25                2,900,000         2,015,500
   Zero Coupon Sr Disc Nts
       01-15-07             12.13                8,440,000(g)      2,954,000
Clear Channel Communications
   Sr Nts
       09-15-10              7.65                1,000,000           995,000
Coaxial Communications/Phoenix
   Company Guaranty
       08-15-06             10.00                2,730,000         2,334,150
Comcast
   Sr Sub Nts
       06-15-06             10.50                  445,000           431,650
Comcast Cable Communications
   Sr Nts
       01-30-11              6.75                2,850,000         2,618,443
Corus Entertainment
   (U.S. Dollar) Sr Sub Nts
       03-01-12              8.75                2,410,000(c)      2,428,075
CSC Holdings
       02-15-13              9.88                7,870,000         5,902,500
   Sr Nts
       12-15-07              7.88                1,990,000         1,681,550
   Sr Nts Series B
       04-01-11              7.63                2,760,000         2,304,600
   Sr Sub Deb
       05-15-16             10.50                3,050,000         2,287,500
Cumulus Media
   Company Guaranty
       07-01-08             10.38                6,025,000         6,296,124
Diamond Cable Communications
   (U.S. Dollar) Sr Disc Nts
       12-15-05             11.75                1,850,000(b,c)      286,750
       02-15-07             10.75                2,970,000(b,c)      460,350
Mediacom Broadband LLC
   Company Guaranty
       07-15-13             11.00                1,370,000         1,253,550
Nexstar Finance LLC
   Company Guaranty
       04-01-08             12.00                2,613,000         2,730,585
Paxson Communications
   Company Guaranty
       07-15-08             10.75                3,810,000         3,238,500
   Zero Coupon
       01-15-06             12.25                  465,000(g)        218,550
Pegasus Communications
   Sr Nts Series B
       10-15-05              9.63                3,530,000         1,667,925
Pegasus Media & Communications
   Series B
       07-01-05             12.50                3,930,000         3,428,925
Quebecor Media
   (U.S. Dollar) Sr Nts
       07-15-11             11.13                1,800,000(c)      1,503,000
Radio One
   Company Guaranty Series B
       07-01-11              8.88                2,655,000         2,741,288
Sinclair Broadcast Group
   Company Guaranty
       12-15-11              8.75                1,280,000         1,302,400
       03-15-12              8.00                2,290,000         2,267,100
Susquehanna Media
   Sr Sub Nts
       05-15-09              8.50                1,210,000         1,216,050
TeleWest Communications
   (U.S. Dollar) Zero Coupon Sr Disc Nts
       02-01-05             13.25                2,500,000(c,g)      300,000
Veninfotel
   (U.S. Dollar) Cv Pay-in-kind
       12-31-05             13.00                1,498,562(c,f,k)  1,034,008
XM Satellite Radio
       03-15-10             14.00                2,400,000           822,000
Total                                                             67,934,824

Metals (3.2%)
AK Steel
   Company Guaranty
       06-15-12              7.75                4,980,000(d)      4,955,099
Great Lakes Carbon
   Company Guaranty
   Pay-in-kind Series B
       05-15-08             10.25                6,573,779(f)      4,585,211
Jorgensen Earle M.
       06-01-12              9.75                2,650,000         2,600,313
Koppers Industry
   Company Guaranty
       12-01-07              9.88                2,100,000         2,037,000
Neenah
   Sr Sub Nts Series B
       05-01-07             11.13                2,530,000         1,012,000
   Sr Sub Nts Series D
       05-01-07             11.13                  300,000           120,000
Oregon Steel Mills
   1st Mtge
       07-15-09             10.00                1,410,000(d)      1,445,250
WCI Steel
   Sr Nts Series B
       12-01-04             10.00                3,605,000         1,694,350
Total                                                             18,449,223

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
127 AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Extra Income Fund

Issuer                     Coupon                Principal         Value(a)
                            rate                  amount

Miscellaneous (4.7%)
Advanced Accessory/ASS Cap
   Company Guaranty Series B
       10-01-07              9.75%              $2,350,000        $2,150,250
AOA Holdings LLC
   Sr Nts
       06-15-08             11.00                6,500,000(k)      6,500,000
Centaur Mining & Exploration
   (U.S. Dollar) Company Guaranty
       12-01-07             11.00                1,415,161(b,c)       14,152
Eott Energy Partners LP/Energy Finance
   Company Guaranty
       10-01-09             11.00                5,760,000(b)      2,304,000
H&E Equipment/Finance
       06-15-12             11.13                2,750,000(d)      2,392,500
ISG Resources
       04-15-08             10.00                3,965,000         3,965,000
MSX Intl
   Company Guaranty
       01-15-08             11.38                1,855,000         1,210,388
Owens-Brockway Glass
   Company Guaranty
       02-15-09              8.88                2,670,000         2,743,424
PCA LLC/PCA Finance
   Sr Nts
       08-01-09             11.88                3,295,000(d)      3,295,000
Prime Succession Holding
   Cv Pay-in-kind
       08-29-04             14.25                  171,069(b,f,i)         --
Von Hoffman
   Company Guaranty
       03-15-09             10.25                1,745,000(d)      1,718,825
Von Hoffman Press
   Sr Sub Nts
       05-15-07             10.88                  850,000(d)        761,813
Total                                                             27,055,352

Multi-industry conglomerates (1.4%)
Jordan Inds
   Sr Nts Series D
       08-01-07             10.38                5,390,000         3,126,200
Tyco Intl Group
   (U.S. Dollar) Company Guaranty
       02-15-06              6.38                5,800,000(c)      5,075,000
Total                                                              8,201,200

Paper & packaging (5.4%)
Abitibi-Consolidated
   (U.S. Dollar)
       08-01-10              8.55                3,000,000(c)      3,123,387
Berry Plastics
   Sr Sub Nts
       07-15-12             10.75                1,450,000(d)      1,457,250
Crown Paper
   Sr Sub Nts
       09-01-05             11.00                4,785,000(b)        382,800
Doman Inds
   (U.S. Dollar) Sr Nts Series B
       11-15-07              9.25                3,810,000(b,c)      800,100
Fort James
   Sr Nts
       09-15-07              6.88                5,212,000         4,742,920
Graphic Packaging
   Company Guaranty
       02-15-12              8.63                2,235,000         2,268,525
Plastipak Holdings
   Company Guaranty
       09-01-11             10.75                2,480,000         2,641,200
Pliant
   Company Guaranty
       06-01-10             13.00                2,454,000         2,466,270
   Sr Sub Nts
       06-01-10             13.00                  980,000           984,900
Riverwood Intl
   Company Guaranty
       08-01-07             10.63                1,190,000         1,231,650
       04-01-08             10.88                  610,000           619,150
Silgan Holdings
   Sr Sub Deb
       06-01-09              9.00                  745,000(d)        771,075
       06-01-09              9.00                3,445,000         3,565,575
Stone Container
   Sr Nts
       07-01-12              8.38                4,260,000(d)      4,313,250
Tembec Inds
   Company Guaranty
       06-30-09              8.63                1,700,000         1,712,750
Total                                                             31,080,802

Real estate investment trust (0.9%)
MeriStar Hospitality
   Company Guaranty
       01-15-08              9.00                1,425,000         1,353,750
   Operating Partnership Finance
   Company Guaranty
       06-15-09             10.50                  950,000           950,000
RFS Partnership LP
   Company Guaranty
       03-01-12              9.75                2,800,000         2,800,000
Total                                                              5,103,750

Restaurants & lodging (2.4%)
Extended Stay America
   Sr Sub Nts
       06-15-11              9.88                2,425,000         2,346,188
Park Place Entertainment
   Sr Sub Nts
       05-15-11              8.13                4,090,000         4,156,463
Prime Hospitality
   Sr Sub Nts Series B
       05-01-12              8.38                1,600,000         1,528,000
Starwood Hotels Resorts
       05-01-12              7.88                5,760,000(d)      5,630,399
Total                                                             13,661,050

Retail (1.5%)
Dairy Mart Convenience Stores
   Sr Sub Nts
       03-15-04             10.25                3,850,000(b)      1,155,000
Flooring America
   Company Guaranty
       10-15-07              9.25                1,109,000(b)            111
Gap
       09-15-07              6.90                1,495,000         1,330,550
Pathmark Stores
   Company Guaranty
       02-01-12              8.75                3,095,000         2,909,300
United Auto Group
   Sr Sub Nts
       03-15-12              9.63                3,270,000(d)      3,302,700
Total                8,697,661

Transportation (1.0%)
Interpool
       08-01-07              7.20                1,440,000         1,346,138
       08-01-07              7.35                3,005,000         2,809,825
Vectura Group
   Company Guaranty
       01-01-08             11.25                2,183,865         1,528,706
Total                                                              5,684,669

Utilities -- electric (2.6%)
CMS Energy
   Sr Nts
       01-15-09              7.50                3,350,000         2,546,000
Consumers Energy
   1st Mtge
       09-15-06              6.25                3,235,000         3,081,260
Mirant Americas Generation LLC
   Sr Nts
       05-01-06              7.63                5,170,000         3,463,900
Northern States Power
   1st Mtge
       08-29-12              8.00                3,000,000(d)      3,030,780
Westar Energy
   1st Mtge
       05-01-07              7.88                3,100,000(d)      2,955,847
Total                                                             15,077,787

Utilities -- gas (1.5%)
El Paso
       12-15-07              6.95                1,470,000         1,316,957
       06-15-12              7.88                1,315,000(d)      1,150,625
Northwest Pipeline
       12-01-07              6.63                  600,000           540,000
Transcontinental Gas Pipeline
       01-15-05              6.13                  600,000           561,000
       01-15-08              6.25                  600,000           522,000
       07-15-12              8.88                  600,000(d)        570,000
   Series B
       08-15-11              7.00                2,870,000         2,511,250
Williams Gas Pipeline
   Sr Nts
       11-15-06              7.38                1,340,000(d)      1,209,350
Total                                                              8,381,182

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
128 AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Extra Income Fund

Issuer                     Coupon                Principal         Value(a)
                            rate                  amount

Utilities -- telephone (4.9%)
Citizens Communications
       05-15-11              9.25%              $1,050,000          $955,500
   Sr Nts
       08-15-08              7.63                1,685,000         1,482,800
Dobson/Sygnet Communications
   Sr Nts
       12-15-08             12.25                5,700,000         3,591,000
Nextel Communications
   Zero Coupon Sr Disc Nts
       10-31-02              9.75               23,680,000(g)     18,233,600
Sprint Capital
       01-30-11              7.63                1,000,000           842,973
   Company Guaranty
       01-30-06              7.13                2,650,000         2,271,607
WorldCom
   Sr Nts
       08-15-05              6.40                7,010,000(b)        963,875
Total                                                             28,341,355

Total bonds
(Cost: $585,334,660)                                            $531,350,434

Common stocks (--%)
Issuer                                              Shares          Value(a)

Davel Communications                               272,729(b)         $8,182
Prime Succession Holdings                          240,901(b,i)           --

Total common stocks
(Cost: $4,023,848)                                                    $8,182

Preferred stocks & other (3.5%)
Issuer                                              Shares          Value(a)

Century Maintenance Supply
   13.25% Pay-in-kind Series C                      42,403(f)     $3,980,622
CSC Holdings
   11.13% Cm Series M                               74,418         4,465,057
   11.75% Cm Series H                                9,725           593,225
Dobson Communications
   13.00% Pay-in-kind                                2,750(f)        605,072
Intermedia Communications
   13.50% Pay-in-kind Series B                           1(f)             26
Nextel Communications
   13.00% Cm Pay-in-kind
     Series D                                          867(f)        537,495
NTL
   13.00% Pay-in-kind Series B                       5,296(f)         13,241
Pegasus Satellite
   12.75% Cm Series B                                   --                90
Rural Cellular
   12.25% Pay-in-kind                                5,982(f)        598,200
SGW Holding
   12.50% Cm Pay-in-kind
     Series B                                       18,426(b,f,i,k)       --
   Cv Series A                                       9,677(b,i,k)         --
   Warrants                                            250(b,i,k)         --
UbiquiTel
   Warrants                                          4,900(b)         34,300
Varde Fund V LP                                  5,000,000(e,k)    5,871,516
Wayland Investment Fund LLC                      6,000,000(e,k)    3,372,476
XM Satellite Radio
   Warrants                                          1,900(b)          1,140
XO Communications
   13.50% Cm Pay-in-kind
     Series E                                            1(f,i)           --

Total preferred stocks & other
(Cost: $39,189,009)                                              $20,072,460

Short-term securities (3.0%)
Issuer                    Annualized               Amount           Value(a)
                         yield on date           payable at
                          of purchase             maturity

U.S. government agencies (2.6%) Federal Home Loan Bank Disc Nt
       10-18-02              1.63%                $800,000          $798,167
Federal Home Loan Mtge Corp Disc Nts
       09-03-02              1.72                1,800,000         1,799,656
       10-08-02              1.64                1,200,000         1,197,875
Federal Natl Mtge Assn Disc Nts
       09-11-02              1.73                3,500,000         3,498,114
       09-30-02              1.70                5,000,000         4,992,680
       10-01-02              1.65                2,300,000         2,296,627
       10-30-02              1.68                  400,000           398,936
Total                                                             14,982,055

Commercial paper (0.4%)
Charta
       10-04-02              1.77                2,500,000(j)      2,495,381

Total short-term securities
(Cost: $17,478,435)                                              $17,477,436

Total investments in securities
(Cost: $646,025,952)(l)                                         $568,908,512

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
129 AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Extra Income Fund

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated. As of Aug. 31, 2002, the value of foreign securities represented 4.4% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.

(e) The share amount for Limited Liability Companies (LLC) or Limited Partnerships (LP) represents capital contributions.

(f) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(g) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to interest reset date disclosed.

(h) At Aug. 31, 2002, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $825,000.

(i)  Negligible market value.

(j) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(k)  Identifies issues considered to be illiquid as to their marketability (see
     Note 1 to the financial statements). Information concerning such security holdings at Aug. 31, 2002, is as follows:

                                                           Acquisition
     Security                                                 dates                  Cost
     AOA Holdings LLC
         11.00% Sr Nts 2008                                    06-02-02            $6,500,000
     SGW Holdings
         12.50% Pay-in-kind Series B                    08-12-97 thru 08-09-02        271,413
         Cv Series A                                           08-12-97               100,002
         Warrants                                              08-12-97                78,900
     Varde Fund V LP                                    04-27-00 thru 06-19-00      5,000,000
     Veninfotel
         (U.S. Dollar) 13.00% Cv Pay-in-kind 2005       03-05-97 thru 05-01-02      1,498,562
     Wayland Investment Fund LLC                               05-17-00             6,671,880

(l) At Aug. 31, 2002, the cost of securities for federal income tax purposes was $646,194,744 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                   $ 14,186,566
     Unrealized depreciation                                    (91,472,798)
                                                                -----------
     Net unrealized depreciation                               $(77,286,232)
                                                               ------------

--------------------------------------------------------------------------------
130 AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

Investments in Securities

AXP VP - Federal Income Fund

Aug. 31, 2002

(Percentages represent value of investments compared to net assets)

Bonds (98.9%)
Issuer                      Coupon                Principal          Value(a)
                             rate                  amount

Mortgage-backed securities (46.0%)
Federal Home Loan Mtge Corp
       01-01-12              5.50%              $1,597,937        $1,654,527
       06-01-14              6.50                  577,712           605,321
       06-01-15              7.50                  913,307           976,331
       04-01-17              6.00                1,912,859         1,980,369
       04-01-17              6.50                4,858,242         5,082,742
       07-01-17              6.00                2,989,856         3,095,375
       07-01-17              6.50                6,000,000         6,270,726
   Collateralized Mtge Obligation
       12-15-08              6.00                1,000,000         1,053,851
       06-15-11              5.25                2,000,000         2,070,945
       03-15-12              6.00                3,000,000         3,114,305
       12-15-13              5.50                2,000,000         2,061,632
       02-15-14              5.50                2,000,000         2,073,372
       11-15-15              5.50                4,000,000         4,136,274
       12-15-21              5.75                4,000,000         4,141,979
       02-25-42              6.00                2,000,000         2,053,220
   Interest Only
       11-15-25              0.00                2,500,000(d)        273,212
Federal Natl Mtge Assn
       03-01-14              5.50                  586,823           604,499
       04-01-14              5.50                  656,086           676,780
       04-01-14              6.00                1,417,935         1,477,819
       06-01-14              6.50                  109,757           115,133
       07-01-14              6.00                  682,090           709,892
       12-01-14              5.50                  725,431           747,284
       07-01-16              6.00                4,257,660         4,412,372
       12-01-16              5.50                2,824,505         2,891,205
       03-01-17              6.50                  999,002         1,044,390
       06-01-17              6.50               12,794,923        13,376,240
       07-01-17              6.00                3,978,028         4,116,861
       08-01-17              5.50                4,972,355         5,088,243
       03-01-29              6.50                8,290,220         8,617,381
       10-01-29              6.50                  996,077         1,030,156
       09-01-31              7.00                1,940,566         2,023,454
       09-01-31              7.50                1,921,855         2,031,025
   Collateralized Mtge Obligation
       07-30-04              5.50                7,000,000         7,280,384
       06-25-09              5.50                5,000,000         5,186,529
       09-25-10              5.00                2,000,000         2,056,012
       03-25-11              5.25                2,000,000         2,045,558
       01-25-12              5.50                1,000,000         1,037,511
       07-25-13              5.75                5,000,000         5,155,685
       07-25-21              5.50                1,000,000         1,051,267
       10-25-32              5.00                4,500,000(b)      4,642,734
       08-25-42              4.70                2,000,000         2,025,000
Govt Natl Mtge Assn
       04-15-13              7.00                1,043,297         1,115,117
       05-15-16              6.00                4,318,482         4,504,967
       10-15-28              6.50                1,164,922         1,211,976
Total                                                            126,919,655

U.S. government obligations & agencies (50.8%)
Federal Farm Credit Bank
       10-01-04              2.38                4,000,000(b)      4,000,680
       12-15-04              3.88                2,000,000         2,060,416
       06-19-07              6.75                2,440,000         2,770,120
Federal Home Loan Bank
       08-15-03              4.13                3,300,000         3,375,230
       08-13-04              6.25                2,000,000         2,148,964
       02-15-05              4.38                5,000,000         5,210,675
       08-15-05              6.88                3,000,000         3,345,060
       09-09-05              3.29                1,000,000(b)      1,000,687
Federal Home Loan Mtge Corp
       07-15-05              7.00                5,000,000         5,570,015
Federal Natl Mtge Assn
       07-29-04              3.00                5,000,000         5,031,850
Housing Urban Development
       08-01-05              2.99                3,000,000         3,004,074
Student Loan Mtge Assn
       06-30-04              5.00                9,000,000         9,429,930
       09-30-04              3.63                5,000,000         5,128,700
       03-15-06              5.25                2,000,000         2,141,674
U.S. Treasury
       06-30-04              2.88                8,525,000         8,645,458
       08-31-04              2.13               10,000,000(b)      9,992,000
       11-15-04              7.88                3,000,000         3,360,468
       05-15-05              6.75               38,150,000        42,459,767
       08-15-05             10.75               13,560,000        16,721,175
       05-15-09              5.50                  200,000(f)        221,383
       11-15-09             10.38                2,000,000(f)      2,343,124
       07-15-12              3.00                2,000,000         2,104,844
Total                                                            140,066,294

Banks and savings & loans (1.5%)
European Investment Bank
   (U.S. Dollar)
       03-15-05              4.00                4,000,000(c)      4,109,524

Financial services (0.6%)
Citibank Credit Card Insurance Trust
   Series 2001-8 Cl A
       12-07-06              4.10                1,500,000         1,544,231

Total bonds
(Cost: $267,618,155)                                            $272,639,704

Options purchased (0.1%)
Issuer          Notional        Exercise              Expiration    Value(a)
                 amount           price                  date
Call
Dec. U.S.
Treasury
Notes          $7,500,000         $110           Nov. 2002          $153,515

Put
Dec. U.S.
Treasury
Notes          7,000,000           105           Nov. 2002             6,563

Total options purchased
(Cost: $139,408)                                                    $160,078

Short-term securities (7.8%)(g)
Issuer                    Annualized              Amount            Value(a)
                         yield on date          payable at
                          of purchase            maturity

U.S. government agencies (6.1%) Federal Home Loan Bank Disc Nts
       09-20-02              1.72%              $5,000,000        $4,995,151
       10-09-02              1.72                  300,000           299,490
Federal Home Loan Mtge Corp Disc Nts
       10-22-02              1.65                1,600,000         1,596,113
       10-22-02              1.71               10,000,000         9,974,898
Total                                                             16,865,652

Commercial paper (1.7%)
Cargill
       09-03-02              1.83                3,100,000(e)      3,099,370
Charta
       10-04-02              1.77                1,600,000(e)      1,597,044
Total                                                              4,696,414

Total short-term securities
(Cost: $21,563,075)                                              $21,562,066

Total investments in securities
(Cost: $289,320,638)(h)                                         $294,361,848

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
131 AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Federal Income Fund

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) At Aug. 31, 2002, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $19,622,772.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated. As of Aug. 31, 2002, the value of foreign securities represented 1.5% of net assets.

(d) Interest-only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest-only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing of future cash flows as of Aug. 31, 2002.

(e) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(f) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 7 to the financial statements):

      Type of security                                        Notional amount

      Purchase contracts
      U.S. Treasury Bonds, Dec. 2002, 30-year                     $ 1,400,000

      Sale contracts
      U.S. Treasury Notes, Dec. 2002, 5-year                       19,800,000
      U.S. Treasury Notes, Dec. 2002, 10-year                       1,000,000

(g) At Aug. 31, 2002, cash or short-term securities were designated to cover open call options written as follows (see Note 8 to the financial statements):

                                                   Notional      Exercise        Expiration
      Issuer                                        amount         price            date         Value(a)
      U.S. Treasury Notes, Dec. 2002, 5-year     $7,500,000       $108 Nov.      2002            $264,844
      U.S. Treasury Bonds, Dec. 2002, 20-year     1,400,000        114 Nov.      2002              15,312
                                ----- --          ---------        ---           ----              ------
      Total value                                                                                $280,156
                                                                                                 --------

(h) At Aug. 31, 2002, the cost of securities for federal income tax purposes was $289,320,643 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                    $5,184,491
      Unrealized depreciation                                      (143,286)
                                                                   --------
      Net unrealized appreciation                                $5,041,205
                                                                 ----------

--------------------------------------------------------------------------------
132 AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

Investments in Securities

AXP VP - Global Bond Fund

Aug. 31, 2002

(Percentages represent value of investments compared to net assets)

Bonds (95.6%)(c)
Issuer                      Coupon                Principal          Value(a)
                             rate                  amount

Australia (1.8%)
New South Wales Treasury
   (Australian Dollar)
       03-01-08              8.00%               3,800,000        $2,307,866
Westpac Banking
   (Japanese Yen)
       09-22-03               .88              220,000,000         1,868,732
Total                                                              4,176,598

Austria (2.1%)
Oesterreich Kontrollbank
   (Japanese Yen)
       03-22-10              1.80              530,000,000         4,860,185

Belgium (3.3%)
Belgium Kingdom
   (European Monetary Unit) Series 14
       04-29-04              7.25                7,300,000         7,585,076

Brazil (0.3%)
Federal Republic of Brazil
   (U.S. Dollar)
       01-11-06             10.25                1,000,000           759,000

Canada (4.4%)
Calpine Canada Energy Finance
   (U.S. Dollar) Company Guaranty
       05-01-08              8.50                1,400,000           770,000
Govt of Canada
   (Canadian Dollar)
       12-01-03              7.50                8,600,000         5,792,596
   (U.S. Dollar)
       11-05-08              5.25                1,000,000         1,078,537
Province of British Columbia
   (Canadian Dollar)
       08-23-10              6.38                2,100,000         1,444,252
Rogers Communications
   (Canadian Dollar) Sr Nts
       07-15-07              8.75                2,000,000         1,052,608
Total                                                             10,137,993

Costa Rica (0.4%)
Republic of Costa Rica
   (U.S. Dollar)
       02-01-12              8.11                1,000,000(d)      1,015,000

Denmark (1.7%)
Govt of Denmark
   (Danish Krone)
       08-15-05              5.00               28,700,000         3,883,391

Dominican Republic (0.5%)
Dominican Republic
   (U.S. Dollar)
       09-27-06              9.50                1,000,000(d)      1,050,000

France (2.4%)
France Telecom
   (U.S. Dollar)
       03-01-06              7.70                  600,000           622,518
Govt of France
   (European Monetary Unit)
       04-25-11              6.50                4,500,000         5,012,958
Total                                                              5,635,476

Germany (20.9%)
Allgemeine Hypo Bank
   (European Monetary Unit)
       09-02-09              5.00                6,510,000(d)      6,451,901
Federal Republic of Germany
   (European Monetary Unit)
       07-15-03              6.50                3,200,000         3,219,084
       11-11-04              7.50               11,675,000        12,370,921
       08-19-05              5.00                4,400,000         4,460,657
       07-04-08              4.13                7,100,000         6,925,327
       06-20-16              6.00                2,914,364         3,196,528
       07-04-27              6.50                5,920,000         6,955,356
Hypothekenbk In Essen
   (European Monetary Unit)
       02-20-07              5.50                2,200,000         2,260,308
Kredit Fuer Wiederaufbau
   (European Monetary Unit)
       08-18-06              4.75                2,900,000         2,923,716
Total                                                             48,763,798

Greece (1.4%)
Hellenic Republic
   (European Monetary Unit)
       02-19-06              6.00                3,200,000         3,346,747

Hungary (1.6%)
Govt of Hungary
   (Hungarian Forint)
       04-12-05              7.75              650,000,000         2,494,486
       02-12-11              7.50              300,000,000         1,190,628
Total                                                              3,685,114

Italy (6.4%)
Buoni Poliennali Del Tes
   (European Monetary Unit)
       01-01-04              8.50                6,757,875         7,057,489
       11-01-26              7.25                3,075,191         3,854,469
Republic of Italy
   (Japanese Yen)
       03-27-08              3.80              400,000,000         4,014,277
Total                                                             14,926,235

Japan (2.5%)
Development Bank of Japan
   (Japanese Yen)
       06-20-12              1.40              400,000,000         3,452,419
Inter-American Development Bank
   (Japanese Yen)
       07-08-09              1.90              245,000,000         2,261,885
Total                                                              5,714,304

Malaysia (0.3%)
Petronas Capital
   (U.S. Dollar) Company Guaranty
       05-22-12              7.00                  700,000(d)        753,551

Mexico (0.9%)
United Mexican States
   (U.S. Dollar)
       01-14-11              8.38                1,900,000         2,023,500

New Zealand (0.8%)
Govt of New Zealand
   (New Zealand Dollar)
       02-15-05              6.50                4,000,000         1,895,033

Norway (2.9%)
Govt of Norway
   (Norwegian Krone)
       11-30-04              5.75               28,000,000         3,662,631
       05-16-11              6.00               23,000,000         3,010,727
Total                                                              6,673,358

Panama (0.3%)
Republic of Panama
   (U.S. Dollar)
       02-08-11              9.63                  750,000           738,750

Peru (0.4%)
Republic of Peru
   (U.S. Dollar)
       02-21-12              9.13                1,000,000(d)        847,500

Philippines (0.3%)
Republic of Philippines
   (U.S. Dollar)
       01-15-19              9.88                  700,000           693,000

Poland (0.4%)
Republic of Poland
   (U.S. Dollar)
       10-27-14              6.00                  980,000           986,174

Russia (0.4%)
Federation of Russia
   (U.S. Dollar)
       06-26-07             10.00                  900,000(d)        960,750

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
133 AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Global Bond Fund

Issuer                      Coupon               Principal          Value(a)
                             rate                 amount

Singapore (0.7%)
PSA
   (U.S. Dollar)
       08-01-05              7.13%              $1,500,000(d)     $1,677,731

Spain (3.7%)
Govt of Spain
   (European Monetary Unit)
       07-30-09              5.15                8,550,000         8,702,070

United Kingdom (2.6%)
European Investment Bank
   (British Pound)
       12-07-06              7.63                1,500,000         2,564,136
United Kingdom Treasury
   (British Pound)
       06-10-03              8.00                2,250,000         3,589,383
Total                                                              6,153,519

United States (32.2%)
Allied Waste North America
   (U.S. Dollar) Company Guaranty Series B
       04-01-08              8.88                1,200,000         1,206,000
AT&T Wireless Services
   (U.S. Dollar) Sr Nts
       03-01-11              7.88                  700,000           595,000
Bayerische Landesbank
   (U.S. Dollar) Sub Nts
       12-01-08              5.88                  800,000           874,745
Citicorp
   (European Monetary Unit)
       09-19-09              6.25                3,000,000         1,576,922
Del Monte
   (U.S. Dollar) Company Guaranty Series B
       05-15-11              9.25                  700,000           707,000
DTE Burns Harbor LLC
   (U.S. Dollar) Sr Nts
       01-30-03              6.57                   66,840(d)         63,324
Federal Natl Mtge Assn
   (U.S. Dollar)
       08-15-04              6.50                1,000,000         1,080,026
       02-15-08              5.75                5,700,000         6,245,963
       09-01-15              5.50                2,300,000(b)      2,342,047
       03-01-29              6.50                1,574,307         1,628,169
       08-01-29              6.00                2,300,000(b)      2,337,016
Ford Motor Credit
   (Japanese Yen)
       02-07-05              1.20              400,000,000         3,270,891
   (U.S. Dollar)
       09-10-02              6.55                3,000,000         3,002,887
GMAC
   (U.S. Dollar)
       09-15-06              6.13                1,000,000         1,008,960
HCA
   (U.S. Dollar)
       06-01-06              7.13                1,300,000         1,373,843
Household Finance
   (U.S. Dollar)
       05-09-05              8.00                1,300,000         1,397,443
IBM
   (Japanese Yen)
       04-14-03               .90              190,000,000         1,608,427
Intl Paper
   (European Monetary Unit)
       08-11-06              5.38                1,800,000         1,775,636
J.P. Morgan Chase
   (U.S. Dollar) Sub Nts
       02-01-11              6.75                1,000,000         1,060,998
KFW Intl Finance
   (British Pound)
       12-07-05              6.38                1,300,000         2,116,162
L-3 Communications
   (U.S. Dollar) Sr Sub Nts
       06-15-12              7.63                  720,000(d)        745,200
LaBranche
   (U.S. Dollar) Sr Sub Nts
       03-02-07             12.00                  900,000           972,000
Morgan Stanley, Dean Witter
   (European Monetary Unit)
       03-16-06              5.25                1,100,000         1,099,013
Northwest Airlines
   (U.S. Dollar) Company Guaranty 1st Series 1996
       01-02-15              7.67                  894,489           846,795
NRG Energy
   (U.S. Dollar)
       04-01-31              8.63                  800,000           168,000
Railcar Leasing
   (U.S. Dollar)
       01-15-13              7.13                3,000,000(d)      3,321,899
Starwood Hotels Resorts
   (U.S. Dollar)
       05-01-12              7.88                1,000,000(d)        977,500
TRAINS 10-2002
   (U.S. Dollar)
       01-15-12              6.85                1,368,000(d,g)    1,474,978
TRAINS 5-2002
   (U.S. Dollar)
       01-25-07              5.89                1,374,000(d,h)    1,432,766
U.S. Treasury (U.S. Dollar)
       01-31-04              3.00                6,500,000         6,601,562
       02-15-05              7.50                2,800,000         3,145,187
       08-15-10              5.75                1,500,000         1,684,454
       11-15-16              7.50               10,700,000        13,658,378
       02-15-26              6.00                1,500,000(f)      1,677,422
Washington Mutual
   (U.S. Dollar) Sr Nts
       01-15-07              5.63                1,000,000         1,044,986
Zurich Capital Trust I
   (U.S. Dollar) Company Guaranty
       06-01-37              8.38                1,000,000(d)        835,675
Total                                                             74,957,274

Total bonds
(Cost: $218,163,684)                                            $222,601,127

Short-term securities (5.7%)
Issuer                    Annualized              Amount            Value(a)
                         yield on date          payable at
                          of purchase            maturity

U.S. government agencies (5.2%) Federal Home Loan Bank Disc Nts
       10-09-02              1.72%              $1,100,000        $1,098,129
       10-09-02              1.73                1,000,000           998,299
       10-11-02              1.73                  200,000           199,631
       10-25-02              1.68                  500,000           498,746
Federal Home Loan Mtge Corp Disc Nts
       09-10-02              1.72                1,000,000           999,476
       09-17-02              1.71                1,400,000         1,398,803
       09-24-02              1.69                  500,000           499,413
       10-10-02              1.73                  900,000           898,404
       10-15-02              1.64                  400,000           399,162
       10-22-02              1.71                  500,000           498,745
Federal Natl Mtge Assn Disc Nts
       09-11-02              1.73                1,700,000         1,699,083
       10-16-02              1.73                2,600,000         2,594,771
       10-30-02              1.68                  300,000           299,202
Total                                                             12,081,864

Commercial paper (0.5%)
Cargill
       09-03-02              1.83                1,200,000(e)      1,199,756

Total short-term securities
(Cost: $13,280,781)                                              $13,281,620

Total investments in securities
(Cost: $231,444,465)(i)                                         $235,882,747

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
134 AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Global Bond Fund

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) At Aug. 31, 2002, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $4,670,613.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.

(e) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(f) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 7 to the financial statements):

      Type of security                                           Notional amount
      Purchase contracts
      Euro-Bond, Sept. 2002, 10-year                              $4,200,000

      Sale contracts
      U.S. Treasury Notes, Dec. 2002, 10-year                      7,200,000

(g) Represents ownership in cash TRAINS (Targeted Return Index Securities) comprised of a portfolio of 23 corporate bonds selected to target a maturity range of 7 to 15 years in the corresponding Lehman Brothers Credit Index with a current maturity date of Jan. 15, 2012.

(h) Represents ownership in cash TRAINS (Targeted Return Index Securities) comprised of a portfolio of 23 corporate bonds selected to target a maturity range of 3.5 to 7 years in the corresponding Lehman Brothers Credit Index with a current maturity date of Jan. 25, 2007.

(i) At Aug. 31, 2002, the cost of securities for federal income tax purposes was $231,472,105 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                  $ 9,345,467
      Unrealized depreciation                                   (4,934,825)
                                                                ----------
      Net unrealized appreciation                              $ 4,410,642
                                                               -----------
--------------------------------------------------------------------------------
135 AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

Investments in Securities

AXP VP - Growth Fund

Aug. 31, 2002

(Percentages represent value of investments compared to net assets)

Common stocks (93.0%)
Issuer                                           Shares               Value(a)

Aerospace & defense (1.7%)
Boeing                                           20,000               $741,400
General Dynamics                                  5,500                432,520
Lockheed Martin                                   8,700                550,884
Raytheon                                         13,300                465,500
United Technologies                               4,900                291,011
Total                                                                2,481,315

Automotive & related (0.3%)
Dana                                              9,000                152,460
Sonic Automotive                                 12,400(b)             252,960
Total                                                                  405,420

Banks and savings & loans (0.1%)
Mitsubishi Tokyo
   Financial Group                                   23(c)             158,875

Beverages & tobacco (4.3%)
Coca-Cola                                        23,230              1,184,730
Coca-Cola Enterprises                            44,200                893,282
Pepsi Bottling Group                             13,600                397,120
PepsiCo                                          14,067                556,350
Philip Morris                                    63,400              3,170,000
Total                                                                6,201,482

Building materials & construction (0.8%)
Centex                                            9,180                463,498
Masco                                            18,900                456,624
Technip-Coflexip                                  3,200(c)             244,783
Total                                                                1,164,905

Chemicals (0.7%)
Airgas                                           10,000(b)             154,000
Akzo Nobel                                        5,200(c)             193,888
Crompton                                         13,100                146,065
Dow Chemical                                      4,500                135,990
Eastman Chemical                                  3,100                139,097
Lyondell Chemical                                16,300                233,579
Total                                                                1,002,619

Communications equipment & services (1.8%)
AT&T Wireless Services                           35,400(b)             174,876
EchoStar Communications
   Cl A                                          53,800(b)             957,640
Marvell Technology Group                          9,444(b,c)           180,003
Motorola                                        112,300              1,347,600
Total                                                                2,660,119

Computer software & services (2.5%)
Brocade Communications
   Systems                                        9,000(b)             130,230
Microsoft                                        41,523(b)           2,039,610
Network Associates                              106,900(b)           1,389,700
Total                                                                3,559,540

Computers & office equipment (8.9%)
Apple Computer                                   69,700(b)           1,028,075
BEA Systems                                      10,100(b)              61,711
Cisco Systems                                   173,400(b)           2,396,388
Computer Associates Intl                            300                  3,360
Comverse Technology                              24,000(b)             196,320
Dell Computer                                    96,400(b)           2,566,168
EMC                                             169,100(b)           1,143,116
Hewlett-Packard                                 216,279              2,904,627
Siebel Systems                                   57,500(b)             487,025
Sun Microsystems                                428,800(b)           1,582,272
Unisys                                           64,800(b)             576,720
Total                                                               12,945,782

Electronics (2.7%)
Applied Materials                                39,700(b)             530,392
AVX                                              11,200                137,536
Intel                                            90,640              1,510,969
KLA-Tencor                                       15,850(b)             520,990
Micron Technology                                21,000(b)             362,250
Natl Semiconductor                               10,102(b)             161,531
Taiwan Semiconductor
   Mfg ADR                                       41,220(c)             336,767
Texas Instruments                                14,247                280,666
Vishay Intertechnology                            8,200(b)             117,424
Total                                                                3,958,525

Energy (1.1%)
Apache                                            3,504                192,930
Conoco                                            7,300                179,215
ConocoPhillips                                    5,754                302,545
Devon Energy                                      7,500                352,501
Grant Prideco                                    11,303(b)             110,882
Lukoil Holding ADR                                3,175(c)             202,089
Tatneft ADR                                       6,103(c)              81,536
YUKOS ADR                                         1,638(c)             211,302
Total                                                                1,633,000

Energy equipment & services (1.8%)
BJ Services                                      14,208(b)             433,486
Noble                                             4,700(b)             145,700
Schlumberger                                     17,474                753,828
Transocean                                       50,800              1,244,600
Total                                                                2,577,614

Financial services (3.7%)
CIT Group                                         3,274(b)              71,210
Citigroup                                        67,500              2,210,624
Daiwa Securities Group                           12,000(c)              62,346
Doral Financial                                   3,700(c)             156,843
Fannie Mae                                        8,373                634,506
Freddie Mac                                       6,622                424,470
Merrill Lynch                                     1,950                 70,629
Nomura Holdings                                  76,000(c)           1,001,881
SLM                                               7,535                690,583
Total                                                                5,323,092

Food (1.0%)
Archer-Daniels-Midland                           26,300                320,597
ConAgra Foods                                    17,700                465,333
Kellogg                                           9,400                302,304
Kraft Foods Cl A                                  7,800                310,206
Total                                                                1,398,440

Furniture & appliances (0.6%)
Matsushita Electric Industrial                   36,000(b,c)           433,281
Mohawk Inds                                       9,584(b)             474,408
Total                                                                  907,689

Health care (17.8%)
Abbott Laboratories                              47,043              1,883,131
Allergan                                          5,100                299,472
Amgen                                            23,895(b)           1,075,992
Barr Laboratories                                21,800(b)           1,541,478
Bristol-Myers Squibb                             40,300              1,005,485
Forest Laboratories                               5,100(b)             372,300
Genzyme-General Division                         43,600(b)             901,648
GlaxoSmithKline ADR                              14,900(c)             564,561
Laboratory Corp
   America Holdings                              19,740(b)             620,823
MedImmune                                        37,245(b)             956,079
Merck & Co                                       46,900              2,369,388
Pfizer                                          233,946              7,738,933
Pharmacia                                        38,100              1,664,970
Schering-Plough                                  22,600                521,608
Takeda Chemical Inds                              6,000(c)             253,532
Waters                                           34,200(b)             854,316
Wyeth                                            74,700              3,197,160
Total                                                               25,820,876

Health care services (8.9%)
AdvancePCS                                       32,400(b)             627,264
AmerisourceBergen                                11,770                853,443
Anthem                                           19,981(b)           1,261,001
Cardinal Health                                  22,000              1,426,480
Caremark Rx                                     117,800(b)           1,908,360
HCA                                              11,442                532,625
Humana                                           32,400(b)             430,920
McKesson                                         55,400              1,858,116
Tenet Healthcare                                  8,224(b)             387,926
UnitedHealth Group                               26,244              2,318,658
Wellpoint Health Networks                        17,958(b)           1,335,536
Total                                                               12,940,329

Household products (2.4%)
Energizer Holdings                                5,500(b)             156,860
Gillette                                         57,100              1,800,363
Newell Rubbermaid                                29,270              1,012,742
Procter & Gamble                                  5,100                452,115
Total                                                                3,422,080

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
136 AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Growth Fund

Issuer                                           Shares               Value(a)

Indexes (2.0%)
Nasdaq-100 Index Tracking                       125,000(b)          $2,933,750

Industrial equipment & services (0.2%)
AGCO                                              7,700(b)             147,224
Illinois Tool Works                               2,250                154,170
Total                                                                  301,394

Insurance (1.9%)
ACE                                               3,960(c)             125,968
American Intl Group                              30,725              1,929,529
Prudential Financial                             14,200(b)             428,840
Travelers Property
   Casualty Cl A                                  4,100(b)              64,452
Travelers Property
   Casualty Cl B                                  8,319(b)             135,517
Total                                                                2,684,306

Leisure time & entertainment (5.4%)
AOL Time Warner                                 410,300(b)           5,190,295
Hotels.com Cl A                                  20,600(b)             857,784
Mattel                                           22,600                439,118
Ticketmaster Cl B                                14,700(b)             236,523
Viacom Cl B                                      26,800(b)           1,090,760
Total                                                                7,814,480

Media (3.1%)
American Greetings Cl A                           6,152                102,738
Clear Channel Communications                      8,800(b)             300,784
Cox Communications Cl A                          33,600(b)             868,560
Fox Entertainment Group Cl A                     14,700(b)             328,251
Reader's Digest Assn Cl A                         9,200                157,136
Tribune                                          10,800                450,468
USA Interactive                                 105,100(b)           2,251,242
Total                                                                4,459,179

Metals (3.3%)
AngloGold ADR                                    13,500(c)             313,470
Barrick Gold                                     58,200(c)             935,274
Freeport-McMoRan
   Copper & Gold Cl B                            62,000(b)           1,016,180
Gold Fields ADR                                  27,800(c)             327,206
Harmony Gold Mining                              22,700(c)             323,475
Newmont Mining                                   40,100              1,142,449
Placer Dome                                      65,400(c)             652,038
Total                                                                4,710,092

Multi-industry conglomerates (5.7%)
Cendant                                         113,500(b)           1,624,185
General Electric                                135,044              4,071,577
Honeywell Intl                                   21,200                634,940
Monsanto                                         30,363                557,768
Xerox                                           193,700(b)           1,357,837
Total                                                                8,246,307

Real estate investment trust (0.8%)
Equity Office Properties Trust                   11,400                317,832
Equity Residential                               11,400                318,288
Simon Property Group                             12,800                455,552
Total                                                                1,091,672

Retail (7.5%)
Albertson's                                       9,600                246,912
AnnTaylor Stores                                 12,200(b)             325,740
AutoNation                                       11,000(b)             145,200
AutoZone                                         14,073(b)           1,018,182
Big Lots                                          8,600                144,910
Circuit City Stores-
   Circuit City Group                           180,400              2,514,776
CVS                                              21,400                628,946
Dollar General                                   59,900                897,302
Expedia Cl A                                      5,900(b)             297,596
Home Depot                                       69,109              2,275,759
Limited Brands                                    7,700                117,733
Lowe's Companies                                  8,800                364,144
PETsMART                                          2,034(b)              33,988
Safeway                                           8,600(b)             222,052
Seven-Eleven Japan                                4,000(c)             146,755
Staples                                          52,100(b)             724,190
Wal-Mart Stores                                  14,500                775,460
Total                                                               10,879,645

Textiles & apparel (0.1%)
Reebok Intl                                       5,300(b)             129,638

Utilities -- gas (1.1%)
Kinder Morgan                                    34,074              1,403,508
Kinder Morgan
   Management LLC                                 5,000                160,050
Total                                                                1,563,558

Utilities -- telephone (0.7%)
AT&T                                             52,400                640,328
SBC Communications                               16,100                398,314
Total                                                                1,038,642

Total common stocks
(Cost: $142,336,927)                                              $134,414,365

Bond (0.1%)
Issuer                     Coupon                 Principal            Value(a)
                            rate                   amount

Siebel Systems
   Cv
       09-15-06              5.50%                $150,000            $138,750

Total bond
(Cost: $144,667)                                                      $138,750

Option purchased (0.2%)

Issuer                    Contracts    Exercise       Expiration      Value(a)
                                         price           date
Call
Nasdaq
    100 Index               1,760         $24          Oct. 2002      $255,200

Total option purchased
(Cost: $295,680)                                                      $255,200

Short-term securities (8.8%)
Issuer                   Annualized                Amount              Value(a)
                        yield on date            payable at
                         of purchase              maturity

U.S. government agencies Federal Home Loan Bank Disc Nt
       10-18-02              1.63%              $2,700,000          $2,693,814
Federal Home Loan Mtge Corp Disc Nts
       10-04-02              1.65                1,400,000           1,397,761
       10-15-02              1.64                6,200,000           6,187,009
Federal Natl Mtge Assn Disc Nt
       09-30-02              1.70                2,500,000           2,496,340

Total short-term securities
(Cost: $12,775,705)                                                $12,774,924

Total investments in securities
(Cost: $155,552,979)(d)                                           $147,583,239

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. As of Aug. 31, 2002, the value of foreign securities represented 4.8% of net assets.

(d) At Aug. 31, 2002, the cost of securities for federal income tax purposes was $166,348,957 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                     $  4,028,251
      Unrealized depreciation                                      (22,793,969)
                                                                   -----------
      Net unrealized depreciation                                 $(18,765,718)
                                                                  ------------

--------------------------------------------------------------------------------
137 AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

Investments in Securities

AXP VP - International Fund

Aug. 31, 2002

(Percentages represent value of investments compared to net assets)

Common stocks (94.9%)(c)
Issuer                                           Shares               Value(a)

Australia (0.8%)

Retail
Woolworths LTD                                1,065,550             $7,044,140

Finland (3.0%)

Communications equipment & services (2.2%)
Nokia                                         1,435,809             19,178,290

Paper & packaging (0.8%)
Stora Enso                                      647,671              7,152,024

France (11.2%)

Banks and savings & loans (4.2%)
BNP Paribas                                     549,508             25,630,198
Societe Generale Cl A                           173,879             10,308,122
Total                                                               35,938,320

Energy (4.0%)
TotalFinaElf                                    246,431             35,139,522

Health care (1.7%)
Aventis                                         257,382             15,157,490

Leisure time & entertainment (1.3%)
Accor                                           326,239             11,357,960

Germany (6.0%)

Automotive & related (1.1%)
DaimlerChrysler                                 213,131              9,211,403

Banks and savings & loans (1.4%)
Deutsche Bank                                   194,296             12,040,605

Health care (2.2%)
Schering                                        369,275             20,428,765

Insurance (0.5%)
Allianz                                          31,366              4,029,335

Utilities -- electric (0.8%)
RWE                                             179,359              6,587,355

Italy (2.0%)

Banks and savings & loans
IntesaBci                                     4,262,812             10,409,542
Unicredito Italiano                           1,798,772              6,809,254
Total                                                               17,218,796

Japan (19.3%)

Automotive & related (1.3%)
Nissan Motor                                    817,000              5,967,376
Toyota Motor                                    217,000              5,371,695
Total                                                               11,339,071

Banks and savings & loans (1.8%)
Mitsubishi Tokyo
   Financial Group                                  922              6,368,810
Mitsui Fudosan                                1,194,000              9,164,088
Total                                                               15,532,898

Chemicals (0.6%)
Shin-Etsu Chemical                              142,400              5,140,404

Communications equipment & services (1.1%)
NTT DoCoMo                                        4,324              9,190,301

Computers & office equipment (1.3%)
Canon                                            86,000              2,944,883
Nomura Research Institute                        65,100              8,246,970
Total                                                               11,191,853

Electronics (1.8%)
Hitachi                                         538,000              2,872,298
Keyence                                          27,000              4,711,593
Rohm                                             41,000              5,595,074
Tokyo Electron                                   62,000              2,860,372
Total                                                               16,039,337

Financial services (1.4%)
Nomura Holdings                                 633,000              8,344,613
Sumitomo Trust & Banking                        915,000              3,951,250
Total                                                               12,295,863

Furniture & appliances (0.5%)
Matsushita Electric Industrial                  364,000              4,380,956

Health care (1.2%)
Fujisawa Pharmaceutical                         121,000              2,571,754
Takeda Chemical Inds                            179,000              7,563,699
Total                                                               10,135,453

Household products (0.8%)
Kao                                             315,000              7,213,132

Industrial equipment & services (0.5%)
Amada                                           290,000              1,259,647
SMC                                              27,200              2,720,803
Total                                                                3,980,450

Insurance (0.5%)
Millea Holdings                                     534(b)           4,332,712

Media (0.8%)
Dentsu                                              775              3,359,760
Sony                                             89,000              3,880,825
Total                                                                7,240,585

Multi-industry conglomerates (2.2%)
Mitsubishi                                      688,000              4,607,363
Secom                                           100,000              4,613,503
Sumitomo Chemical                             2,474,000              9,890,575
Total                                                               19,111,441

Retail (1.5%)
Ito-Yokado                                      167,000              7,112,976
Seven-Eleven Japan                              171,000              6,273,774
Total                                                               13,386,750

Textiles & apparel (0.3%)
Asahi Glass                                     464,000              2,802,041

Transportation (1.0%)
East Japan Railway                                  896              4,307,511
Yamato Transport                                268,000              4,554,632
Total                                                                8,862,143

Utilities -- electric (0.3%)
Tokyo Electric Power                            116,900              2,410,665

Utilities -- telephone (0.4%)
Nippon Telegraph & Telephone                        922              3,623,768

Luxembourg (1.1%)

Metals
Arcelor                                         799,992(b)           9,728,445

Mexico (1.2%)

Financial services (0.8%)

Grupo Financiero BBVA
   Bancomer Cl B                              8,681,260(b)           6,902,558

Retail (0.4%)
Wal-Mart de Mexico                            1,342,701              3,624,669

Netherlands (6.8%)

Energy (2.3%)
Royal Dutch Petroleum                           456,587             20,597,640

Food (1.0%)
Unilever                                        142,805              8,437,943

Industrial equipment & services (1.1%)
Koninklijke (Royal)
   Philips Electronics                          489,857              9,800,214

Insurance (1.0%)
ING Groep                                       389,222              8,496,863

Transportation (0.8%)
TPG                                             353,468              6,971,051

Utilities -- telephone (0.6%)
Koninklijke (Royal)                             996,690              5,463,966

Portugal (1.7%)

Utilities -- telephone
Portugal Telecom                              2,299,163             14,859,058

Singapore (0.6%)

Banks and savings & loans
United Overseas Bank                            734,000              5,536,774

South Korea (0.8%)

Communications equipment & services
SK Telecom ADR                                  320,000              6,963,200

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
138 AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - International Fund

Issuer                                           Shares               Value(a)
Spain (3.3%)

Banks and savings & loans (1.2%)
Banco Santander
   Central Hispano                            1,585,199            $10,586,856

Beverages & tobacco (0.8%)
Altadis                                         310,096              6,991,514

Utilities -- electric (1.3%)
Endesa                                          962,863             11,425,783

Switzerland (9.2%)

Banks and savings & loans (1.8%)
Credit Suisse Group                             182,962(b)           4,254,930
UBS                                             237,842(b)          11,205,057
Total                                                               15,459,987

Chemicals (1.4%)
Syngenta                                        215,730             11,953,055

Food (1.8%)
Nestle                                           74,434             15,971,045

Health care (2.4%)
Novartis                                        530,072             21,510,884

Insurance (1.8%)
Swiss Reinsurance                               222,831             15,739,379

Taiwan (0.2%)

Banks and savings & loans (0.2%)
Chinatrust Financial Holding                  2,479,000(b)           1,932,816

Electronics (--%)
United Microelectronics                         350,550                287,647

United Kingdom (27.6%)

Airlines (0.7%)
British Airways                               2,530,160(b)           5,949,137

Banks and savings & loans (3.6%)
Lloyds TSB Group                                917,978              7,937,915
Royal Bank of
   Scotland Group                               983,750             23,480,809
Total                                                               31,418,724

Building materials & construction (1.0%)
Invensys                                      7,609,112              9,063,315

Communications equipment & services (2.9%)
GlaxoSmithKline                               1,360,076             25,583,450

Energy (3.8%)
BP                                            4,335,529             33,566,693

Financial services (2.1%)
HSBC Holdings                                 1,574,471             17,913,470

Food (1.1%)
Compass Group                                 1,919,842              9,755,808

Health care (0.2%)
Amersham                                        150,872              1,327,955

Media (1.9%)
British Sky
   Broadcasting Group                         1,738,194(b)          16,401,760

Metals (1.8%)
BHP Billiton                                  1,407,116              6,638,839
Rio Tinto                                       528,222              9,265,991
Total                                                               15,904,830

Multi-industry conglomerates (1.4%)
Rentokil Initial                              3,429,726             12,640,222

Retail (3.4%)
Next                                            491,516              6,409,551
Signet Group                                  3,819,254              4,962,725
Tesco                                         5,550,590             18,159,834
Total                                                               29,532,110

Utilities -- gas (1.4%)
Centrica                                      4,167,606             12,120,119

Utilities -- telephone (2.3%)
Vodafone Group                               12,349,040             19,771,331

Total common stocks
(Cost: $912,333,082)                                              $828,884,099

Short-term securities (6.3%)
Issuer                    Annualized              Amount             Value(a)
                         yield on date          payable at
                          of purchase            maturity

U.S. government agencies Federal Home Loan Bank Disc Nts
       09-20-02              1.72%                $200,000            $199,806
       10-09-02              1.65                1,100,000           1,097,983
       10-11-02              1.73                2,000,000           1,996,305
Federal Home Loan Mtge Corp Disc Nts
       09-09-02              1.68                3,200,000           3,198,507
       10-01-02              1.64               16,300,000          16,276,238
       10-04-02              1.65                5,000,000           4,992,003
Federal Natl Mtge Assn Disc Nts
       09-30-02              1.63                1,100,000           1,098,456
       10-01-02              1.65               16,200,000          16,176,241
       11-06-02              1.64               10,000,000           9,970,130

Total short-term securities
(Cost: $55,006,748)                                                $55,005,669

Total investments in securities
(Cost: $967,339,830)(d)                                           $883,889,768

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)   Non-income producing.

(c)   Foreign security values are stated in U.S. dollars.

(d) At Aug. 31, 2002, the cost of securities for federal income tax purposes was $979,259,896 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                    $  10,779,991
      Unrealized depreciation                                     (106,150,119)
                                                                  ------------
      Net unrealized depreciation                                $ (95,370,128)
                                                                 -------------

--------------------------------------------------------------------------------
139 AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

Investments in Securities

AXP VP - Managed Fund

Aug. 31, 2002

(Percentages represent value of investments compared to net assets)

Common stocks (62.0%)
Issuer                                           Shares               Value(a)

Aerospace & defense (0.7%)
Boeing                                          125,000             $4,633,750
General Dynamics                                 55,000              4,325,200
Lockheed Martin                                  70,000              4,432,400
United Technologies                             115,000              6,829,850
Total                                                               20,221,200

Airlines (--%)
Northwest Airlines Cl A                         120,000(b)           1,220,400

Automotive & related (0.9%)
Ford Motor                                      430,000              5,061,100
General Motors                                  145,000              6,939,700
Navistar Intl                                   270,000              6,750,000
Sonic Automotive                                 90,000(b)           1,836,000
Tower Automotive                                475,000(b)           3,785,750
Total                                                               24,372,550

Banks and savings & loans (8.2%)
Bank of America                                 615,000             43,099,200
Bank of New York                                150,000              5,272,500
Bank One                                        415,000             16,994,250
FleetBoston Financial                           895,000             21,596,350
J.P. Morgan Chase                               770,000             20,328,000
Mellon Financial                                475,000             13,133,750
PNC Financial
   Services Group                               360,000             16,592,400
U.S. Bancorp                                  1,120,000             24,068,800
Wachovia                                        600,000             22,110,000
Washington Mutual                               201,000              7,599,810
Wells Fargo                                     580,000             30,270,200
Total                                                              221,065,260

Beverages & tobacco (2.8%)
Anheuser-Busch                                  230,000             12,226,800
Coca-Cola                                       130,000              6,630,000
PepsiCo                                         400,000             15,820,000
Philip Morris                                   830,000             41,500,000
Total                                                               76,176,800

Building materials & construction (1.0%)
Centex                                          175,000              8,835,750
Fleetwood Enterprises                           400,000              1,940,000
Masco                                           435,000             10,509,600
Temple-Inland                                   110,000              5,626,500
Total                                                               26,911,850

Chemicals (1.3%)
Dow Chemical                                    195,000              5,892,900
du Pont (EI) de Nemours                         490,000             19,751,900
Praxair                                         125,000              7,003,750
Solutia                                         480,000              3,120,000
Total                                                               35,768,550

Communications equipment & services (1.6%)
EchoStar
   Communications Cl A                          135,000(b)           2,403,000
Fairchild Semiconductor
   Intl Cl A                                     85,000(b)           1,025,950
Lucent Technologies                             785,000(b)           1,358,050
Motorola                                        805,000              9,660,000
Teradyne                                        165,000(b)           2,087,250
Verizon Communications                          840,000             26,040,000
Total                                                               42,574,250

Computer software & services (0.4%)
Microsoft                                       140,000(b)           6,876,800
Network Associates                              270,000(b)           3,510,000
Total                                                               10,386,800

Computers & office equipment (2.3%)
Apple Computer                                  630,000(b)           9,292,500
Cisco Systems                                   180,000(b)           2,487,600
Computer Associates Intl                        745,000              8,344,000
Comverse Technology                             305,000(b)           2,494,900
Dell Computer                                   130,000(b)           3,460,600
Hewlett-Packard                               1,640,000             22,025,200
Intl Business Machines                           60,000              4,522,800
SABRE Holdings Cl A                             100,000(b)           2,691,000
Sun Microsystems                              1,955,000(b)           7,213,950
Total                                                               62,532,550

Electronics (0.7%)
Advanced Micro Devices                          205,000(b)           1,814,250
Agilent Technologies                             70,000(b)             940,100
Amphenol Cl A                                    75,000(b)           2,911,500
Flextronics Intl                                825,000(b,c)         7,812,750
Intel                                           150,000              2,500,500
Micron Technology                               165,000(b)           2,846,250
Natl Semiconductor                               70,000(b)           1,119,300
Total                                                               19,944,650

Energy (5.7%)
Burlington Resources                            215,000              8,271,050
ChevronTexaco                                   600,000             45,978,000
Conoco                                        1,265,000             31,055,750
ConocoPhillips                                  460,000             24,186,800
Exxon Mobil                                     895,000             31,727,750
FirstEnergy                                     320,000             10,560,000
Grant Prideco                                   364,800(b)           3,578,688
Total                                                              155,358,038

Energy equipment & services (0.8%)
Schlumberger                                    300,000             12,942,000
Transocean                                      395,000              9,677,500
Total                                                               22,619,500

Financial services (6.7%)
Capital One Financial                            60,000              2,140,200
CIT Group                                       130,000(b)           2,827,500
Citigroup                                     1,825,000             59,768,750
Fannie Mae                                      360,000             27,280,800
Freddie Mac                                     475,000             30,447,500
Household Intl                                  155,000              5,597,050
Lehman Brothers Holdings                        210,000             11,972,100
MBNA                                            410,000              8,282,000
Merrill Lynch                                   390,000             14,125,800
Morgan Stanley                                  415,000             17,728,800
Total                                                              180,170,500

Food (0.6%)
General Mills                                   290,000             12,206,100
Kraft Foods Cl A                                135,000              5,368,950
Total                                                               17,575,050

Furniture & appliances (0.7%)
Black & Decker                                  150,000              6,730,500
Leggett & Platt                                 145,000              3,356,750
Maytag                                          175,000              5,712,000
Miller (Herman)                                 250,000              3,872,500
Total                                                               19,671,750

Health care (4.5%)
Abbott Laboratories                             315,000             12,609,450
Biomet                                          145,000              3,894,700
Bristol-Myers Squibb                            645,000             16,092,750
Genzyme-General Division                        300,000(b)           6,204,000
Guidant                                         120,000(b)           4,416,000
Johnson & Johnson                                75,000              4,073,250
Merck & Co                                      360,000             18,187,200
Pfizer                                          710,000             23,486,800
Pharmacia                                       197,000              8,608,900
Schering-Plough                                 495,000             11,424,600
Waters                                           85,000(b)           2,123,300
Wyeth                                           235,000             10,058,000
Total                                                              121,178,950

Health care services (1.8%)
Cardinal Health                                 250,000             16,210,000
Caremark Rx                                     480,000(b)           7,776,000
HCA                                             205,000              9,542,750
McKesson                                        260,000              8,720,400
Universal Health Services Cl B                  120,000(b)           5,486,400
Total                                                               47,735,550

Household products (2.0%)
Avon Products                                   235,200             11,463,648
Gillette                                        430,000             13,557,900
Kimberly-Clark                                  160,000              9,574,400
Newell Rubbermaid                               125,000              4,325,000
Procter & Gamble                                165,000             14,627,250
Total                                                               53,548,198

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
140 AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Managed Fund

Issuer                                           Shares               Value(a)

Industrial equipment & services (0.7%)
Caterpillar                                      90,000             $3,927,600
Ingersoll-Rand Cl A                             145,000(c)           5,444,750
Kennametal                                      120,000              4,170,000
Milacron                                        255,000              1,746,750
Parker-Hannifin                                  70,000              2,839,200
Total                                                               18,128,300

Insurance (3.1%)
AFLAC                                           145,000              4,438,450
Allstate                                        445,000             16,562,900
American Intl Group                             580,000             36,424,000
Hartford Financial
   Services Group                               135,000              6,752,700
John Hancock
   Financial Services                            60,000              1,821,000
MetLife                                         500,000             13,460,000
Travelers Property
   Casualty Cl A                                 78,847(b)           1,239,475
Travelers Property
   Casualty Cl B                                161,997(b)           2,638,931
Total                                                               83,337,456

Leisure time & entertainment (1.0%)
AOL Time Warner                               1,705,000(b)          21,568,250
Viacom Cl B                                     125,000(b)           5,087,500
Total                                                               26,655,750

Media (1.3%)
Clear Channel
   Communications                               230,000(b)           7,861,400
Comcast Cl A                                    188,200(b)           4,484,806
Disney (Walt)                                   510,000              7,996,800
McGraw-Hill Companies                            50,000              3,170,500
Tribune                                          65,000              2,711,150
USA Interactive                                 400,000(b)           8,568,000
Total                                                               34,792,656

Metals (0.5%)
Alcan                                            90,000(c)           2,534,400
Alcoa                                           230,000              5,770,700
Phelps Dodge                                    170,000              5,492,700
Total                                                               13,797,800

Miscellaneous (--%)
Prime Succession Holdings                        87,115(b,j)                --

Multi-industry conglomerates (2.7%)
Cendant                                       1,145,000(b)          16,384,950
General Electric                                770,000             23,215,500
Honeywell Intl                                  455,000             13,627,250
Monsanto                                         33,606                617,342
Textron                                         245,000              9,518,250
Tyco Intl                                       235,000(c)           3,687,150
Xerox                                           720,000(b)           5,047,200
Total                                                               72,097,642

Paper & packaging (0.3%)
Bowater                                          95,000              3,883,600
Intl Paper                                      135,000              5,082,750
Total                                                                8,966,350

Real estate investment trust (1.1%)
Apartment Investment &
   Management Cl A                              135,000              5,892,750
Equity Office Properties Trust                  620,000             17,285,600
Starwood Hotels & Resorts
   Worldwide                                    210,000              5,413,800
Total                                                               28,592,150

Restaurants & lodging (0.7%)
McDonald's                                      355,000              8,434,800
Wendy's Intl                                    285,000             10,177,350
Total                                                               18,612,150

Retail (2.9%)
AutoNation                                      260,000(b)           3,432,000
AutoZone                                         89,600(b)           6,482,560
Best Buy                                        175,000(b)           3,710,000
BJ's Wholesale Club                             145,000(b)           3,559,750
Circuit City Stores-
   Circuit City Group                           370,000              5,157,800
CVS                                             320,000              9,404,800
Dollar General                                  255,000              3,819,900
Federated Dept Stores                           115,000(b)           4,128,500
Home Depot                                      275,000              9,055,750
Safeway                                         365,000(b)           9,424,300
Sears, Roebuck & Co                             180,000              8,191,800
Staples                                         100,000(b)           1,390,000
Target                                          345,000             11,799,000
Total                                                               79,556,160

Textiles & apparel (0.2%)
Liz Claiborne                                   160,000              4,515,200

Transportation (0.1%)
Union Pacific                                    45,000              2,724,750

Utilities -- electric (1.9%)
Dominion Resources                              215,000             13,482,650
Duke Energy                                     660,000             17,707,800
TXU                                             335,000             16,200,600
Xcel Energy                                     350,000              3,381,000
Total                                                               50,772,050

Utilities -- telephone (2.8%)
ALLTEL                                          175,000              7,360,500
AT&T                                          1,693,400             20,693,348
BellSouth                                       770,000             17,956,400
Davel Communications                            383,987(b)              11,520
KT                                              245,000(c)           5,563,950
Liberty Media Cl A                              940,000(b)           7,858,400
SBC Communications                              715,000             17,689,100
Total                                                               77,133,218

Total common stocks
(Cost: $1,895,068,403)                                          $1,678,714,028

Preferred stocks & other (0.4%)
Issuer                                           Shares               Value(a)

Asia Pulp & Paper
   Warrants                                       1,300(b,c,d,j)           $--
Century Maintenance Supply
   13.25% Pay-in-kind Series C                   17,577(g)           1,650,041
Ford Motor Capital Trust I
   6.50% Cm Cv                                  200,000              9,190,000
Intermedia Communications
   13.50% Pay-in-kind Series B                       --(g)                   8
Mexico Value
   Rights                                         1,000(b,c)               240
Mexico Value Recovery Series B
   Rights                                     2,000,000(b,c)                 2
Mexico Value Recovery Series C
   Rights                                     2,000,000(b,c)                 2
Mexico Value Recovery Series D
   Rights                                     2,000,000(b,c)                 2
Mexico Value Recovery Series E
   Rights                                     2,000,000(b,c)                 2
Paxson Communications
   13.25% Pay-in-kind                                 9(g)               5,138
Pegasus Satellite
   12.75% Cm Series B                                 1                    151

Total preferred stocks & other
(Cost: $11,405,550)                                                $10,845,586

Bonds (33.6%)
Issuer                      Coupon              Principal            Value(a)
                             rate                amount

Government obligations & agencies (2.4%)
Resolution Funding Corp
   Zero Coupon
       07-15-20              6.56%              $5,000,000(e)       $1,812,685
U.S. Treasury
       07-31-04              2.25               30,000,000          30,072,660
       11-15-16              7.50               15,000,000          19,147,260
   Zero Coupon
       11-15-21              6.26               35,000,000(e)       12,416,950
United Mexican States
   (U.S. Dollar) Series A
       12-31-19              6.25                2,000,000(c)        1,940,000
Total                                                               65,389,555

Mortgage-backed securities (9.5%)
Federal Home Loan Mtge Corp
       04-01-17              6.00               19,827,430          20,527,186
       04-01-22              6.50               24,640,895          25,635,055
       08-01-24              8.00                  868,091             933,407
       05-01-32              6.50               15,978,236          16,532,935
       07-01-32              7.00                9,900,248          10,313,415
   Collateralized Mtge Obligation
       03-15-15              5.50               14,368,000          14,839,020
       12-15-16              5.50                6,425,000           6,584,007
       01-15-17              6.00               15,479,900          16,206,366

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
141 AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Managed Fund

Issuer                      Coupon              Principal            Value(a)
                             rate                amount

Mortgage-backed securities (cont.)
Federal Natl Mtge Assn
       06-01-10              6.50%              $2,691,551          $2,826,259
       08-01-11              8.50                1,448,174           1,571,458
       04-01-14              5.50               19,647,507          20,239,349
       12-01-16              5.00               10,586,528          10,670,724
       04-01-22              8.00                  817,549             880,561
       04-01-23              8.50                1,125,367           1,226,155
       05-01-23              6.50                1,054,843           1,095,833
       05-01-24              6.00                3,341,332           3,439,945
       06-01-24              9.00                  614,133             678,390
       02-01-25              8.50                  519,669             565,023
       05-01-25              8.50                  382,456             415,834
       09-01-25              6.50                2,201,061           2,282,561
       11-01-25              7.50                1,729,575           1,831,008
       03-01-26              7.00                2,748,227           2,872,380
       04-01-28              6.00               12,444,834          12,766,475
       10-01-28              6.00               12,060,537          12,372,247
       11-01-28              6.00               19,179,857          19,675,568
       03-01-29              6.50                4,031,137           4,169,199
       05-01-29              6.50               13,202,677          13,654,381
       08-01-29              6.00                5,000,000(k)        5,080,469
       11-01-29              6.50                8,971,794           9,278,746
       03-01-32              6.50                6,833,461           7,064,285
   Collateralized Mtge Obligation
       03-25-24              6.50                6,212,360           6,710,136
Govt Natl Mtge Assn
       12-15-08              7.00                4,434,508           4,749,214
Total                                                              257,687,591

Aerospace & defense (0.6%)
Alliant Techsystems
   Company Guaranty
       05-15-11              8.50                1,650,000           1,728,375
L-3 Communications
   Sr Sub Nts
       06-15-12              7.63                1,635,000(d)        1,692,225
Northrop Grumman
       03-01-06              7.00                3,750,000           4,082,216
Systems 2001 Asset Trust
       09-15-13              6.66                7,251,158(d)        7,762,486
Transdigm
   Company Guaranty
       12-01-08             10.38                  500,000             510,000
   Sr Sub Nts
       12-01-08             10.38                  215,000(d)          219,300
Total                                                               15,994,602

Airlines (1.3%)
Continental Airlines
       04-01-15              7.46                3,459,717           3,111,467
   Series 1974B
       01-02-17              6.90                4,762,699           4,240,679
   Series 1996A
       10-15-13              6.94                3,902,252           3,744,718
   Series 1998A
       09-15-17              6.65                5,407,498           4,852,097
Delta Air Lines
       09-18-11              7.11                8,000,000           8,025,447
Southwest Airlines
       11-01-06              5.50                7,000,000           7,139,860
Wilmington Trust
   Sub Nts
       05-01-08              6.63                3,200,000           3,497,434
Total                                                               34,611,702

Automotive & related (1.0%)
DaimlerChrysler North America Holding
   Company Guaranty
       01-15-12              7.30               10,000,000          10,749,250
Dana
       08-15-11              9.00                1,000,000             955,000
Delco Remy Intl
   Sr Nts
       12-15-07              8.63                  385,000             338,800
Ford Motor Credit
       10-28-09              7.38                5,000,000           5,015,300
       02-01-11              7.38                4,000,000           3,885,168
Hertz
   Sr Nts
       06-01-12              7.63                4,300,000           4,041,871
Lear
   Company Guaranty Series B
       05-15-09              8.11                1,100,000           1,155,000
Total                                                               26,140,389

Banks and savings & loans (1.4%)
Bank of America
       05-16-05              7.88                7,000,000           7,853,860
Bank United
   Medium-term Notes Series A
       03-15-09              8.00                3,500,000           3,983,431
BB&T
   Sub Nts
       08-01-11              6.50                4,250,000           4,668,697
Capital One Bank
       05-15-08              6.70                3,300,000           2,917,200
   Sr Nts
       06-15-05              8.25                3,500,000           3,194,905
Provident Trust 1
   Company Guaranty
       04-15-28              8.29                5,500,000           4,991,052
Union Planters Bank
   Sub Nts
       03-15-08              6.50                7,000,000           7,265,552
Union Planters Capital
   Company Guaranty
       12-15-26              8.20                2,600,000           2,775,128
Total                                                               37,649,825

Beverages & tobacco (--%)
Constellation Brands
   Sr Sub Nts Series B
       01-15-12              8.13                1,200,000           1,236,000

Building materials & construction (1.1%)
Associated Materials
   Sr Sub Nts
       04-15-12              9.75                  935,000(d)          949,025
Collins & Aikman Floor Cover
   Sr Sub Nts
       02-15-10              9.75                  205,000(d)          205,000
Dayton Superior
   Company Guaranty
       06-15-09             13.00                  800,000             768,000
Louisiana Pacific
   Sr Nts
       11-15-08             10.88                  380,000             399,475
   Sr Sub Nts
       08-15-05              8.50                1,200,000           1,207,478
Masco
       05-03-04              6.00                7,000,000           7,298,235
Meritage
   Company Guaranty
       06-01-11              9.75                1,000,000           1,000,000
Pulte Homes
   Company Guaranty
       08-01-11              7.88                4,000,000           4,358,616
Schuler Homes
   Company Guaranty
       07-15-09              9.38                  750,000             755,625
Standard Pacific
   Sr Sub Nts
       04-15-12              9.25                1,500,000           1,432,500
Tech Olympic USA
   Sr Sub Nts
       07-01-12             10.38                1,050,000(d)          963,375
Tyco Intl Group
   (U.S. Dollar)
       10-15-11              6.38                1,500,000(c)        1,237,500
WCI Communities
   Company Guaranty
       02-15-11             10.63                1,600,000           1,600,000
Weyerhaeuser
       03-15-07              6.13                2,000,000(d)        2,102,020
       03-15-12              6.75                1,600,000(d)        1,702,560
       03-15-32              7.38                3,500,000(d)        3,713,360
Total                                                               29,692,769

Chemicals (0.5%)
Airgas
   Company Guaranty
       10-01-11              9.13                1,050,000           1,113,000
Allied Waste North America
   Company Guaranty Series B
       04-01-08              8.88                1,000,000           1,005,000
       08-01-09             10.00                  550,000             541,750
Compass Minerals Group
   Company Guaranty
       08-15-11             10.00                  225,000             234,000
Equistar Chemical/Funding
   Company Guaranty
       09-01-08             10.13                1,250,000           1,200,000
Georgia Gulf
       11-15-05              7.63                  500,000             521,374

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
142 AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Managed Fund

Issuer                      Coupon              Principal            Value(a)
                             rate                amount

Chemicals (cont.)
Huntsman Intl LLC
   Sr Nts
       03-01-09              9.88%                $180,000(d)         $184,500
IMC Global
   Company Guaranty Series B
       06-01-08             10.88                  610,000             658,800
Noveon
   Company Guaranty Series B
       02-28-11             11.00                1,200,000           1,284,000
Resolution Performance
   Sr Sub Nts
       11-15-10             13.50                1,825,000           2,071,375
Waste Management
   Sr Nts
       10-01-07              7.13                4,500,000           4,679,797
Total                                                               13,493,596

Communications equipment & services (1.4%)
AT&T Wireless Services
   Sr Nts
       03-01-11              7.88                5,500,000           4,675,000
Cingular Wireless
       12-15-31              7.13                5,000,000(d)        4,200,595
Deutsche Telekom Intl Finance
   (U.S. Dollar)
       06-15-10              8.00                6,250,000(c)        6,768,850
EchoStar DBS
   Sr Nts
       02-01-09              9.38                  750,000             746,250
GT Group Telecom
   (U.S. Dollar)
       06-30-08              9.89                1,900,000(b,c)        570,000
NATG Holdings LLC/Orius Capital
   Company Guaranty Series B
       02-01-10             12.75                  825,000(b)           24,750
Qwest
       11-01-04              7.20                1,485,000           1,336,500
Rogers Communications
   (U.S. Dollar) Sr Nts
       01-15-06              9.13                  173,000(c)          148,780
Telefonica Europe
   (U.S. Dollar) Company Guaranty
       09-15-10              7.75                6,500,000(c)        6,860,562
Verizon Global Funding
       12-01-05              6.75                5,000,000           5,129,250
       12-01-10              7.25                4,000,000           3,989,572
       06-15-32              7.75                4,000,000           3,825,960
Total                                                               38,276,069

Energy (1.3%)
Anadarko Finance
   Company Guaranty Series B
       05-01-11              6.75                6,000,000           6,604,428
Calpine Canada Energy Finance
   (U.S. Dollar) Company Guaranty
       05-01-08              8.50                1,750,000(c)          962,500
Conoco Funding
   Company Guaranty
       10-15-06              5.45                5,000,000           5,258,555
El Paso Energy Partners
   Company Guaranty Series B
       06-01-11              8.50                1,150,000           1,132,750
Encore Acquisition
   Company Guaranty
       06-15-12              8.38                  270,000(d)          271,350
Forest Oil
   Sr Nts
       06-15-08              8.00                  795,000             810,900
Hanover Equipment Trust
   Sr Nts
       09-01-11              8.75                  625,000(d)          575,000
Luscar Coal
   (U.S. Dollar) Sr Nts
       10-15-11              9.75                1,260,000(c)        1,348,200
Magnum Hunter Resources
   Sr Nts
       03-15-12              9.60                1,340,000(d)        1,366,800
Marathon Oil
       06-01-07              5.38                8,000,000           8,327,680
Newfield Exploration
   Sr Sub Nts
       08-15-12              8.38                1,135,000           1,129,325
Phillips Petroleum
       05-25-05              8.50                4,000,000           4,523,052
Tesoro Petroleum
   Sr Sub Nts
       04-01-12              9.63                  445,000(d)          327,075
Westport Resources
   Company Guaranty
       11-01-11              8.25                  295,000             303,850
XTO Energy
   Sr Nts
       04-15-12              7.50                1,575,000           1,638,000
Total                                                               34,579,465

Energy equipment & services (0.2%)
Global Marine
       09-01-07              7.13                4,500,000           4,958,010
Key Energy Services
   Sr Nts
       03-01-08              8.38                  905,000             932,150
Total                                                                5,890,160

Financial services (1.7%)
Citigroup
   Sub Nts
       08-27-12              5.63                2,500,000           2,536,750
Countrywide Home Loan
   Company Guaranty
       06-15-04              6.85                8,000,000           8,441,600
Credit Suisse First Boston USA
       01-15-12              6.50                7,000,000           7,323,771
GMAC
       09-15-11              6.88                9,000,000           8,966,142
Household Finance
       10-15-11              6.38                5,500,000           5,303,408
Indah Kiat Finance Mauritius
   (U.S. Dollar) Company Guaranty
       07-01-07             10.00                  535,000(b,c)        144,450
LaBranche
   Sr Nts
       08-15-04              9.50                2,140,000           2,302,554
   Sr Sub Nts
       03-02-07             12.00                  480,000             518,400
Morgan Stanley
       06-15-05              7.75                5,000,000           5,547,810
Nationwide Credit
   Sr Nts Series A
       01-15-08             10.25                2,500,000(b)          100,000
Travelers Group
         Sr Nts
       01-15-06              6.75                4,000,000           4,311,776
Total                                                               45,496,661

Food (0.1%)
B&G Foods
   Company Guaranty Series D
       08-01-07              9.63                1,020,000           1,037,850
Del Monte
   Company Guaranty Series B
       05-15-11              9.25                1,600,000           1,616,000
Fleming Companies
   Company Guaranty
       06-15-10              9.25                  750,000             723,750
Total                                                                3,377,600

Furniture & appliances (--%)
Falcon Products
   Company Guaranty Series B
       06-15-09             11.38                  720,000             561,600
Interface
   Company Guaranty
       04-01-08              7.30                  810,000             699,638
   Sr Nts
       02-01-10             10.38                   60,000              60,375
Total                                                                1,321,613

Health care services (0.2%)
Coventry Health Care
   Sr Nts
       02-15-12              8.13                  370,000             381,100
Insight Healthcare Services
   Company Guaranty Series B
       11-01-11              9.88                  250,000             244,375
Omnicare
   Company Guaranty Series B
       03-15-11              8.13                  866,000             900,640
Paracelsus Healthcare Escrow
   Sr Sub Nts
       08-15-06                --                2,000,000(b,j)             --

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
143 AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Managed Fund

Issuer                      Coupon              Principal            Value(a)
                             rate                amount

Health care services (cont.)
Triad Hospitals Holdings
   Company Guaranty Series B
       05-15-09             11.00%              $1,530,000          $1,683,000
Vanguard Health Systems
   Company Guaranty
       08-01-11              9.75                1,125,000           1,136,250
Total                                                                4,345,365

Household products (--%)
Revlon Consumer Products
   Company Guaranty
       12-01-05             12.00                  800,000             736,000

Industrial equipment & services (0.1%)
Joy Global
   Company Guaranty Series B
       03-15-12              8.75                1,500,000           1,530,000
Motors & Gears
   Sr Nts Series D
       11-15-06             10.75                1,460,000           1,343,200
Terex
   Company Guaranty Series D
       04-01-08              8.88                  825,000             808,500
Total                                                                3,681,700

Insurance (0.9%)
American General Institute Capital
   Company Guaranty Series A
       12-01-45              7.57               10,000,000(d)       11,087,720
Americo Life
   Sr Sub Nts
       06-01-05              9.25                2,500,000           2,450,000
Executive Risk Capital
   Company Guaranty Series B
       02-01-27              8.68                3,000,000           3,378,144
New England Mutual
       02-15-24              7.88                2,000,000(d)        2,172,300
Principal Mutual
       03-01-44              8.00                2,500,000(d)        2,581,298
Zurich Capital Trust I
   Company Guaranty
       06-01-37              8.38                3,750,000(d)        3,133,781
Total                                                               24,803,243

Leisure time & entertainment (0.7%)
AMC Entertainment
   Sr Sub Nts
       03-15-09              9.50                  720,000             667,800
       02-01-12              9.88                  275,000             253,000
Ameristar Casinos
   Company Guaranty
       02-15-09             10.75                  450,000             487,125
Argosy Gaming
   Sr Sb Nts
       09-01-11              9.00                1,040,000           1,073,800
Choctaw Resort Development Enterprises
   Sr Nts
       04-01-09              9.25                1,475,000           1,519,250
Harrahs Operating
   Company Guaranty
       02-01-11              8.00                7,000,000           7,680,638
HMH Properties
   Company Guaranty Series A
       08-01-05              7.88                1,200,000           1,176,000
MGM Mirage
       02-06-08              6.88                1,030,000           1,020,181
Pinnacle Entertainment
   Company Guaranty Series B
       02-15-07              9.25                  750,000(d)          667,500
Resorts Intl Hotel/Casino
   Company Guaranty
       03-15-09             11.50                  400,000             360,500
Six Flags
   Sr Nts
       02-01-10              8.88                  700,000             607,250
Station Casinos
   Sr Nts
       02-15-08              8.38                  750,000             780,000
Steinway Musical Instruments
   Company Guaranty
       04-15-11              8.75                  600,000             603,000
United Artists Theatre
   Series 1995A
       07-01-15              9.30                1,640,669           1,542,229
Total                                                               18,438,273

Media (1.2%)
American Media Operation
   Company Guaranty Series B
       05-01-09             10.25                  880,000             910,800
Belo (AH)
       11-01-08              8.00                1,900,000           2,010,789
Charter Communications Holdings LLC/Capital
   Sr Nts
       10-01-09             10.75                  900,000             630,000
       11-15-09              9.63                  565,000             392,675
       01-15-10             10.25                  550,000             382,250
Coaxial Communications/Phoenix
   Company Guaranty
       08-15-06             10.00                  850,000             726,750
Comcast Cable Communications
       11-15-08              6.20                3,100,000           2,898,500
Corus Entertainment
   (U.S. Dollar) Sr Sub Nts
       03-01-12              8.75                  845,000(c)          851,338
CSC Holdings
   Sr Nts
       07-15-08              7.25                  550,000             453,750
   Sr Nts Series B
       04-01-11              7.63                  525,000             438,375
Cumulus Media
   Company Guaranty
       07-01-08             10.38                  825,000             862,125
Harcourt General
       08-01-27              7.20                5,000,000           5,063,999
Mediacom Broadband LLC
   Company Guaranty
       07-15-13             11.00                  345,000             315,675
Radio One
   Company Guaranty Series B
       07-01-11              8.88                1,500,000           1,548,750
Rogers Cablesystems
   (U.S. Dollar) Company Guaranty
       12-01-07             10.00                1,500,000(c)        1,462,500
       12-01-15             11.00                1,350,000(c)        1,316,250
Salem Communication Holding
   Company Guaranty Series B
       07-01-11              9.00                  975,000           1,001,813
Sinclair Broadcast Group
   Company Guaranty
       12-15-11              8.75                  655,000             666,463
       03-15-12              8.00                  510,000             504,900
Time Warner Companies
       02-01-24              7.57                1,775,000           1,465,417
Time Warner Entertainment
   Sr Nts
       07-15-33              8.38                5,000,000           4,735,714
Walt Disney
       06-01-07              5.38                3,500,000           3,553,585
Total                                                               32,192,418

Metals (0.3%)
AK Steel
   Company Guaranty
       06-15-12              7.75                1,570,000(d)        1,562,149
Alcoa
       01-15-13              5.38                5,000,000           5,104,800
Great Lakes Carbon
   Company Guaranty
   Pay-in-kind Series B
       05-15-08             10.25                  780,569(g)          544,447
Imexsa Export Trust
   (U.S. Dollar)
       05-31-03             10.13                  635,899(c,d)        317,950
Jorgensen Earle M.
       06-01-12              9.75                  770,000             755,563
Oregon Steel Mills
   1st Mtge
       07-15-09             10.00                  615,000(d)          630,375
Total                                                                8,915,284

Miscellaneous (0.4%)
Advanced Accessory/ASS Cap
   Company Guaranty Series B
       10-01-07              9.75                1,000,000             915,000
EOP Operating LP
   Sr Nts
       07-15-11              7.00                8,000,000           8,494,120
Eott Energy Partners LP/Energy Finance
   Company Guaranty
       10-01-09             11.00                  500,000(b)          200,000
ISG Resources
       04-15-08             10.00                1,765,000           1,765,000

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
144 AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Managed Fund

Issuer                      Coupon              Principal            Value(a)
                             rate                amount

Miscellaneous (cont.)

Prime Succession Holding
   Cv Pay-in-kind
       08-29-04             14.25%                 $61,863(b,g,j)          $--
Von Hoffman
   Company Guaranty
       03-15-09             10.25                  105,000(d)          103,425
Von Hoffman Press
   Sr Sub Nts
       05-15-07             10.88                  600,000(d)          537,750
Total                                                               12,015,295

Paper & packaging (1.1%)
Abitibi-Consolidated
   (U.S. Dollar)
       08-01-05              8.30                8,000,000(c)        8,273,440
Berry Plastics
   Sr Sub Nts
       07-15-12             10.75                  565,000(d)          567,825
Crown Paper
   Sr Sub Nts
       09-01-05             11.00                1,000,000(b)           80,000
Domtar
   (U.S. Dollar)
       10-15-11              7.88                5,100,000(c)        5,702,427
Fort James
   Sr Nts
       09-15-07              6.88                  600,000             546,000
Graphic Packaging
   Company Guaranty
       02-15-12              8.63                  985,000             999,775
Intl Paper
       07-08-05              8.13                6,000,000           6,670,620
Pliant
   Sr Sub Nts
       06-01-10             13.00                  475,000             477,375
Quno
   (U.S. Dollar) Sr Nts
       05-15-05              9.13                2,500,000(c)        2,537,685
Silgan Holdings
   Sr Sub Deb
       06-01-09              9.00                1,600,000           1,656,000
Stone Container
   Sr Nts
       02-01-08              9.25                1,200,000           1,248,000
       07-01-12              8.38                  605,000(d)          612,563
Tembec Inds
 (U.S. Dollar)
   Company Guaranty
       06-30-09              8.63                1,250,000(c)        1,259,375
Total                                                               30,631,085

Real estate investment trust (0.1%)
Meristar Hospitality
   Company Guaranty
       01-15-11              9.13                1,400,000           1,316,000
RFS Partnership LP
   Company Guaranty
       03-01-12              9.75                  350,000             350,000
Total                                                                1,666,000

Restaurants & lodging (0.1%)
Extended Stay America
   Sr Sub Nts
       06-15-11              9.88                  880,000             851,400
Park Place Entertainment
   Sr Sub Nts
       05-15-11              8.13                1,550,000           1,575,188
Starwood Hotels Resorts
       05-01-12              7.88                1,000,000(d)          977,500
Total                                                                3,404,088

Retail (0.6%)
Albertson's
   Sr Nts
       02-15-11              7.50                5,000,000           5,657,220
Flooring America
   Company Guaranty
       10-15-07              9.25                1,849,000(b)              185
Kroger
   Company Guaranty
       03-01-08              7.45                6,075,000           6,848,147
United Auto Group
   Sr Sub Nts
       03-15-12              9.63                1,000,000(d)        1,010,000
Wal-Mart CRAVE 401
       07-17-06              7.00                2,434,507(d)        2,588,465
Total                                                               16,104,017

Transportation (0.8%)
ArvinMeritor
       03-01-12              8.75                6,150,000           6,476,749
Enterprise Rent-A-Car USA Finance
       01-15-11              8.00                5,000,000(d)        5,607,330
Greater Beijing First Expressways
   (U.S. Dollar) Sr Nts
       06-15-04              9.25                5,120,000(b,c)      2,713,600
Interpool
       08-01-07              7.20                  175,000             163,593
       08-01-07              7.35                2,100,000           1,963,605
TFM Sa De Cv
   (U.S. Dollar)
       06-15-12             12.50                  225,000(c,d)        216,000
Union Pacific
       01-15-11              6.65                5,300,000           5,785,279
Total                                                               22,926,156

Utilities -- electric (2.0%)
Cleveland Electric Illuminating
   1st Mtge Series B
       05-15-05              9.50                9,000,000           9,049,194
CMS Energy
   Sr Nts
       04-15-11              8.50                  500,000             385,000
Constellation Energy Group
       04-01-12              7.00                7,000,000           7,275,380
Duke Capital
   Sr Nts
       10-01-09              7.50                4,500,000           4,493,115
Exelon
   Sr Nts
       05-01-11              6.75                7,000,000           7,426,300
IPALCO Enterprises
       11-14-11              7.63                6,000,000           5,272,434
Kansas City Power & Light
       03-15-07              6.00                4,000,000(d)        4,247,280
Northern States Power
   1st Mtge
       08-29-12              8.00                9,000,000(d)        9,092,340
NRG Energy
   Sr Nts
       07-15-06              6.75                2,500,000             575,000
       04-01-11              7.75                4,000,000             880,000
Public Service Electric & Gas
   1st & Ref Mtge (AMBAC Insured)
       01-01-16              6.75                2,600,000(f)        2,918,672
Salton Sea Funding
   Series C
       05-30-10              7.84                1,325,000           1,175,633
Sithe Independence Funding
   Series A
       12-30-13              9.00                1,500,000           1,669,665
Westar Energy
   1st Mtge
       05-01-07              7.88                  560,000(d)          533,959
Total                                                               54,993,972

Utilities -- gas (0.8%)
Columbia Energy Group
   Series E
       11-28-10              7.32                7,000,000           6,761,167
Dynegy-Roseton Danskamme
   Company Guaranty Series A
       11-08-10              7.27                5,000,000           2,500,000
El Paso
   Sr Nts
       05-15-09              6.75                1,900,000           1,615,000
       12-15-12              7.38                1,500,000           1,245,000
       08-01-31              7.80                2,000,000           1,636,102
Southern Natural Gas
       03-01-32              8.00                2,000,000           1,895,094
Southwest Gas
       02-15-11              8.38                6,000,000           6,490,320
Transcontinental Gas Pipeline
   Series B
       08-15-11              7.00                  600,000             525,000
Total                                                               22,667,683

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
145 AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Managed Fund

Issuer                      Coupon              Principal            Value(a)
                             rate                amount

Utilities -- telephone (1.6%)
360 Communications
       04-01-09              7.60%              $3,000,000          $3,168,198
Adelphia Business Solutions
   Sr Nts Series B
       09-01-04             12.25                1,570,000(b)           62,800
CenturyTel
   Sr Nts
       10-15-12              7.75                4,000,000           4,016,608
Citizens Communications
   Sr Nts
       08-15-08              7.63                6,000,000           5,280,000
Dobson/Sygnet Communications
   Sr Nts
       12-15-08             12.25                1,975,000           1,244,250
France Telecom
   (U.S. Dollar)
       09-01-02              8.25                4,000,000(c,i)      4,144,600
       09-01-02              9.00                3,500,000(c,i)      3,693,620
Nextel Communications
   Sr Nts
       02-01-11              9.50                2,335,000           1,774,600
SBC Communications
       08-15-12              5.88                3,200,000           3,219,776
Sprint Capital
       01-30-11              7.63                1,500,000           1,264,460
       03-15-12              8.38                  750,000             646,377
Vodafone Group
   Company Guaranty
       05-01-08              6.65                7,000,000           7,464,408
   (U.S. Dollar)
       02-15-10              7.75                5,000,000(c)        5,537,250
WorldCom
       05-15-11              7.50                1,500,000(b)          206,250
       05-15-31              8.25                7,000,000(b)          962,500
Total                                                               42,685,697

Total bonds
(Cost: $909,850,601)                                              $911,043,873

Short-term securities (5.8%)
Issuer                     Annualized             Amount              Value(a)
                          yield on date         payable at
                           of purchase           maturity

U.S. government agencies (4.9%) Federal Home Loan Bank Disc Nts
       09-11-02              1.71%                $500,000            $499,731
       10-02-02              1.70               25,000,000          24,964,266
Federal Home Loan Mtge Corp Disc Nts
       09-10-02              1.72                1,400,000           1,399,266
       10-01-02              1.64               15,000,000          14,978,134
       10-09-02              1.65                4,400,000           4,391,933
       10-15-02              1.64               26,100,000          26,045,306
       10-22-02              1.70               15,000,000          14,962,458
Federal Natl Mtge Assn Disc Nts
       09-30-02              1.70               14,000,000          13,979,506
       10-02-02              1.64               20,000,000          19,969,934
       10-23-02              1.64               10,000,000           9,976,612
Total                                                              131,167,146

Commercial paper (0.9%)
Caterpillar Financial Services
       10-16-02              1.75                4,300,000           4,290,176
Park Avenue Receivables
       10-17-02              1.71                3,400,000(h)        3,391,994
Pfizer
       10-07-02              1.70               17,100,000(h)       17,069,315
Total                                                               24,751,485

Total short-term securities
(Cost: $155,921,691)                                              $155,918,631

Total investments in securities
(Cost: $2,972,246,245)(l)                                       $2,756,522,118

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
146 AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Managed Fund

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated. As of Aug. 31, 2002, the value of foreign securities represented 3.1% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.

(e) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(f) The following abbreviation is used in the portfolio security description(s) to identify the insurer of the issue:

      AMBAC --  American Municipal Bond Association Corporation

(g) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(h) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(i) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Aug. 31, 2002.

(j)   Negligible market value.

(k) At Aug. 31, 2002, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $5,063,229.

(l) At Aug. 31, 2002, the cost of securities for federal income tax purposes was $3,010,697,826 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                   $ 106,612,511
      Unrealized depreciation                                    (360,788,219)
                                                                 ------------
      Net unrealized depreciation                               $(254,175,708)
                                                                -------------

--------------------------------------------------------------------------------
147 AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

Investments in Securities

AXP VP - New Dimensions Fund

Aug. 31, 2002

(Percentages represent value of investments compared to net assets)

Common stocks (99.0%)
Issuer                                           Shares               Value(a)

Aerospace & defense (0.8%)
Boeing                                          116,600             $4,322,362
Lockheed Martin                                 145,500              9,213,060
United Technologies                             186,000             11,046,540
Total                                                               24,581,962

Airlines (1.6%)
Southwest Airlines                            3,400,025             48,314,355

Automotive & related (0.3%)
General Motors                                  220,700             10,562,702

Banks and savings & loans (5.4%)
Bank of America                               1,351,600             94,720,128
Washington Mutual                               362,000             13,687,220
Wells Fargo                                   1,102,500             57,539,475
Total                                                              165,946,823

Beverages & tobacco (4.3%)
Anheuser-Busch                                  433,700             23,055,492
PepsiCo                                         470,700             18,616,185
Philip Morris                                 1,759,100             87,955,000
Total                                                              129,626,677

Chemicals (1.8%)
Air Products & Chemicals                        493,900             23,168,849
du Pont (EI) de Nemours                         415,200             16,736,712
Waste Management                                585,700             14,894,351
Total                                                               54,799,912

Communications equipment & services (1.1%)
Motorola                                        919,300             11,031,600
Nokia ADR Cl A                                  389,100(c)           5,171,139
Verizon Communications                          549,700             17,040,700
Total                                                               33,243,439

Computer software & services (4.3%)
Automatic Data Processing                       389,200             14,700,084
Brocade
   Communications Systems                       251,000(b)           3,631,970
Electronic Arts                                 126,300(b)           7,989,738
Microsoft                                     2,002,400(b)          98,357,888
SunGard Data Systems                            312,300(b)           7,698,195
Total                                                              132,377,875

Computers & office equipment (5.6%)
Cisco Systems                                 2,748,100(b)          37,978,742
Dell Computer                                   994,900(b)          26,484,238
Fiserv                                          238,700(b)           8,786,547
Intl Business Machines                          566,500             42,702,770
MicroStrategy Cl A                                    1(b)                   6
State Street                                  1,286,800             55,744,176
Total                                                              171,696,479

Electronics (4.3%)
Applied Materials                             1,282,700(b)          17,136,872
Intel                                         2,017,100             33,625,057
Maxim Integrated Products                       639,900(b)          20,227,239
Samsung Electronics                              40,000(c)          11,015,433
Texas Instruments                             2,499,700             49,244,090
Total                                                              131,248,691

Energy (5.6%)
ChevronTexaco                                   908,300             69,603,029
ConocoPhillips                                  271,600             14,280,728
Exxon Mobil                                   2,205,596             78,188,378
Murphy Oil                                      100,000              8,565,000
Total                                                              170,637,135

Energy equipment & services (1.6%)
Schlumberger                                    772,000             33,304,080
Transocean                                      275,600              6,752,200
Weatherford Intl                                183,800(b)           7,506,392
Total                                                               47,562,672

Financial services (9.5%)
Citigroup                                     2,975,933             97,461,805
Fannie Mae                                      735,100             55,705,878
MBNA                                          2,018,025             40,764,105
Morgan Stanley                                  826,680             35,315,770
Paychex                                         342,700              8,019,180
SLM                                             560,300             51,351,495
Total                                                              288,618,233

Food (0.2%)
General Mills                                   130,800              5,505,372

Health care (7.7%)
Amgen                                           501,900(b)          22,600,557
Forest Laboratories                             216,400(b)          15,797,200
Johnson & Johnson                             1,482,650             80,522,722
Medtronic                                     1,286,500             52,978,070
Pfizer                                        1,868,750             61,818,250
Quest Diagnostics                                38,600(b)           2,163,530
Total                                                              235,880,329

Health care services (6.6%)
Cardinal Health                                 920,725             59,699,809
HCA                                           1,480,000             68,894,000
UnitedHealth Group                              833,200             73,613,220
Total                                                              202,207,029

Household products (2.0%)
Gillette                                        312,300              9,846,819
Procter & Gamble                                578,700             51,301,755
Total                                                               61,148,574

Indexes (1.1%)
Nasdaq-100 Index Tracking                     1,470,800(b)          34,519,676

Industrial equipment & services (2.9%)
Caterpillar                                     919,200             40,113,888
Deere & Co                                      216,400              9,937,088
Illinois Tool Works                             551,500             37,788,780
Total                                                               87,839,756

Insurance (3.5%)
American Intl Group                             734,060             46,098,968
Marsh & McLennan                              1,249,800             60,802,769
Travelers Property
   Casualty Cl A                                     --(b)                   2
Travelers Property
   Casualty Cl B                                     --(b)                   8
Total                                                              106,901,747

Leisure time & entertainment (3.9%)
AOL Time Warner                                 500,800(b)           6,335,120
Intl Game Technology                            183,900(b)          11,894,652
Mattel                                          551,400             10,713,702
Viacom Cl B                                   2,205,317(b)          89,756,402
Total                                                              118,699,876

Media (2.5%)
eBay                                            367,000(b)          20,742,840
Gannett                                         363,586             27,617,993
USA Interactive                                 881,900(b)          18,890,298
USA Networks                                    370,000(d)           7,925,400
Total                                                               75,176,531

Metals (1.3%)
Alcoa                                           827,600             20,764,484
Newmont Mining                                  163,100              4,646,719
Nucor                                           270,100             13,515,804
Total                                                               38,927,007

Multi-industry conglomerates (6.3%)
3M                                              735,100             91,850,745
Cendant                                         995,600(b)          14,247,036
General Electric                              2,534,100             76,403,115
Robert Half Intl                                489,000(b)           8,469,480
Total                                                              190,970,376

Paper & packaging (0.4%)
Intl Paper                                      361,500             13,610,475

Restaurants & lodging (1.0%)
Marriott Intl Cl A                              962,700             31,509,171

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
148 AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - New Dimensions Fund

Issuer                                           Shares               Value(a)

Retail (9.8%)
Bed Bath & Beyond                               225,900(b)          $7,242,354
Best Buy                                        441,700(b)           9,364,040
Costco Wholesale                              1,098,200(b)          36,690,862
Home Depot                                      919,050             30,264,317
Kohl's                                           93,000(b)           6,483,960
Target                                        1,929,600             65,992,320
Wal-Mart Stores                               2,297,600            122,875,648
Walgreen                                        441,300             15,335,175
Total                                                              294,248,676

Transportation (1.2%)
Union Pacific                                   451,700             27,350,435
United Parcel Service Cl B                      128,500              8,212,435
Total                                                               35,562,870

Utilities -- electric (2.4%)
Dominion Resources                            1,173,300             73,577,643

Total common stocks
(Cost: $3,190,793,634)                                          $3,015,502,063

Preferred stock (0.7%)
Issuer                                           Shares               Value(a)

Utilities -- electric
TXU
   8.75% Cv                                     420,000            $21,042,000

Total preferred stock
(Cost: $22,025,143)                                                $21,042,000

Short-term securities (0.2%)
Issuer                    Annualized              Amount              Value(a)
                         yield on date          payable at
                          of purchase            maturity

U.S. government agencies Federal Home Loan Mtge Corp Disc Nt
       09-03-02              1.72%                $700,000            $699,866
Federal Natl Mtge Assn Disc Nts
       09-30-02              1.63                4,400,000           4,393,824
       10-01-02              1.65                  200,000             199,707

Total short-term securities
(Cost: $5,293,640)                                                  $5,293,397

Total investments in securities
(Cost: $3,218,112,417)(e)                                       $3,041,837,460

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. As of Aug. 31, 2002, the value of foreign securities represented 0.5% of net assets.

(d)   Identifies issues considered to be illiquid as to their marketability (see
      Note 1 to the financial statements). Information concerning such security holdings at Aug. 31, 2002, is as follows:

                                Acquisition
      Security                     date                                Cost
      USA Networks               05-02-02                           $10,545,000

(e) At Aug. 31, 2002, the cost of securities for federal income tax purposes was $3,218,122,429 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                    $ 253,866,015
      Unrealized depreciation                                     (430,150,984)
                                                                  ------------
      Net unrealized depreciation                                $(176,284,969)
                                                                 -------------

--------------------------------------------------------------------------------
149 AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

Investments in Securities

AXP VP - Partners Small Cap Value Fund

Aug. 31, 2002

(Percentages represent value of investments compared to net assets)

Common stocks (87.4%)
Issuer                                           Shares               Value(a)

Aerospace & defense (0.3%)
Curtiss-Wright                                    2,700               $148,230
United Defense Inds                               1,050(b)              23,573
Total                                                                  171,803

Airlines (--%)
Continental Airlines Cl B                           660(b)               6,712

Automotive & related (1.4%)
BorgWarner                                          530                 31,927
CSK Auto                                          2,080(b)              26,312
Lear                                                700(b)              32,620
Strattec Security                                 5,400(b)             251,910
Tower Automotive                                  1,430(b)              11,397
Wescast Inds Cl A                                16,500(c)             550,275
Total                                                                  904,441

Banks and savings & loans (0.7%)
Astoria Financial                                 1,140                 38,167
First Federal Capital                             1,340                 26,371
First Midwest Bancorp                             1,260                 36,162
Fulton Financial                                  2,050                 38,335
Greater Bay Bancorp                                 740                 18,648
Irwin Financial                                   1,300                 23,660
MAF Bancorp                                         900                 32,157
PFF Bancorp                                         520                 16,770
Provident Financial Group                         1,150                 33,304
Sky Financial Group                               2,070                 42,352
Trustmark                                         2,060                 51,150
Washington Federal                                1,300                 33,332
Whitney Holding                                     740                 24,516
Total                                                                  414,924

Building materials & construction (2.0%)
Alexander & Baldwin                              18,870                431,934
Florida Rock Inds                                10,800                364,608
Keith                                            24,700(b)             228,475
Lafarge North America                               710                 24,147
Louisiana-Pacific                                 3,320(b)              25,730
Simpson Mfg                                       6,400(b)             196,480
Total                                                                1,271,374

Chemicals (1.9%)
Albemarle                                        12,460                384,142
Cabot                                               390                  9,298
Cambrex                                             680                 26,051
Crompton                                          3,810                 42,482
Ferro                                             1,140                 29,811
Georgia Gulf                                        920                 23,460
Olin                                              2,200                 41,800
Spartech                                          2,050                 43,870
TETRA Technologies                               30,000(b)             615,299
Total                                                                1,216,213

Communications equipment & services (3.3%)
Catapult Communications                          14,700(b)             171,549
CIENA                                           123,100(b)             499,662
CommScope                                        43,000(b)             290,680
ECtel                                            25,600(b,c)           244,224
Fairchild Semiconductor
   Intl Cl A                                      1,950(b)              23,537
Metro One
   Telecommunications                            23,700(b)             288,903
Peco II                                          65,900(b)             123,233
REMEC                                            41,600(b)             171,392
Somera Communications                            92,400(b)             254,100
Total                                                                2,067,280

Computer software & services (--%)
Lawson Software                                   2,920(b)              13,140

Computers & office equipment (5.4%)
American Management
   Systems                                        6,400(b)              96,000
Answerthink                                      79,900(b)             163,795
Brooktrout                                       25,000(b)             127,750
Cognex                                            1,300(b)              20,475
Comverse Technology                             114,200(b)             934,156
eFunds                                           45,700(b)             467,511
FileNet                                           2,960(b)              40,197
Hyperion Solutions                                2,130(b)              48,351
Lightbridge                                      64,300(b)             458,459
Maxtor                                            3,330(b)              12,354
MRO Software                                      2,620(b)              25,990
Natl Processing                                   9,200(b)             188,324
PC-Tel                                           31,100(b)             185,356
PDF Solutions                                     3,700(b)              22,200
Perot Systems Cl A                                7,000(b)              82,950
Roxio                                            24,900(b)             102,090
SPSS                                              8,100(b)              93,150
Synaptics                                         8,100(b)              48,592
Syntel                                           11,600(b)             136,648
Ulticom                                          20,200(b)             120,796
Verity                                            2,060(b)              22,454
Total                                                                3,397,598

Electronics (13.1%)
Advanced Power Technology                        37,500(b)             279,000
American Power Conversion                        99,400(b)           1,243,494
Analogic                                          7,500                322,500
Bel Fuse Cl A                                    24,500                578,200
C&D Technologies                                 32,200                523,250
ChipPAC Cl A                                      1,890(b)               5,802
Credence Systems                                 40,400(b)             466,620
CyberOptics                                      23,400(b)             117,000
Electro Scientific Inds                          23,400(b)             435,006
Electroglas                                      29,200(b)              90,228
Entegris                                         51,390(b)             464,052
KEMET                                            77,600(b)             935,080
Kulicke & Soffa Inds                                 20(b)                  74
Mykrolis                                          3,030(b)              21,998
Nu Horizons Electronics                          63,600(b)             436,296
Park Electrochemical                             35,800                766,120
Photronics                                        1,730(b)              21,314
Pioneer-Standard Electronics                      1,530                 15,162
Standard Microsystems                               950(b)              18,421
Tektronix                                        29,900(b)             519,064
TriQuint Semiconductor                          108,600(b)             575,580
Triumph Group                                       670(b)              22,338
TTM Technologies                                 96,500(b)             289,500
Ultratech Stepper                                 1,530(b)              19,446
Total                                                                8,165,545

Energy (3.3%)
Arch Coal                                         1,140                 20,862
Brown (Tom)                                      28,800(b)             699,840
Chesapeake Energy                                 2,200(b)              12,870
Forest Oil                                        1,140(b)              29,902
Frontier Oil                                        920                 13,110
Key Production                                   25,100(b)             467,362
Newfield Exploration                                790(b)              26,781
Premcor                                           1,220(b)              23,339
St. Mary Land & Exploration                      24,200                575,476
Stone Energy                                      6,200(b)             210,800
Total                                                                2,080,342

Energy equipment & services (2.8%)
Helmerich & Payne                                 7,940                289,492
Patterson-UTI Energy                              8,300(b)             207,334
Pioneer Natural Resources                         1,590(b)              39,575
Precision Drilling                               20,300(b,c)           657,721
RPC                                               6,000                 72,300
Spinnaker Exploration                               560(b)              17,158
Unit                                             27,300(b)             477,750
Total                                                                1,761,330

Financial services (9.2%)
Affiliated Managers Group                           840(b)              44,016
Brookfield Properties                            40,000(c)             785,200
Catellus Development                             30,000(b)             591,000
E*TRADE Group                                    52,400(b)             227,416
Forest City Enterprises Cl A                     19,470                670,742
Instinet Group                                  135,400(b)             743,346
Jones Lang LaSalle                                7,000(b)             147,490
LNR Property                                     33,100              1,150,224
SWS Group                                        28,200                386,904
Trammell Crow                                    38,600(b)             386,000
Wellsford Real Properties                        28,800(b)             538,560
Westwood Holdings Group                           7,050(b)             102,225
Total                                                                5,773,123

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
150 AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Partners Small Cap Value Fund

Issuer                                           Shares               Value(a)

Food (0.1%)
Chiquita Brands Intl                              2,080(b)             $34,008
Interstate Bakeries                               1,090                 26,542
Performance Food Group                              560(b)              19,404
Total                                                                   79,954

Furniture & appliances (1.4%)
Natuzzi ADR                                      31,800(c)             379,056
Thomas Inds                                      20,000                530,000
Total                                                                  909,056

Health care (5.0%)
Antigenics                                       36,900(b)             325,790
Bio-Technology General                           38,600(b)             142,820
CIMA Labs                                        28,300(b)             651,155
Coherent                                         27,500(b)             557,975
Cooper Companies                                    880                 39,943
Datascope                                        11,900                349,265
Human Genome Sciences                             2,800(b)              42,168
Invitrogen                                          700(b)              24,920
Lexicon Genetics                                 28,200(b)             147,204
Theragenics                                      94,800(b)             450,300
VISX                                             42,800(b)             419,440
Total                                                                3,150,980

Health care services (2.4%)
AMERIGROUP                                       17,600(b)             527,824
Applera - Cerera
   Genomics Group                                31,900(b)             301,455
Health Net                                        1,430(b)              33,290
Horizon Health                                   20,700(b)             306,360
Orthodontic Centers
   of America                                    13,200(b)             191,532
RehabCare Group                                   6,200(b)             144,460
Total                                                                1,504,921

Household products (2.4%)
Energizer Holdings                               16,900(b)             481,988
JAKKS Pacific                                    40,200(b)             454,658
Nu Skin Enterprises Cl A                         20,400                255,000
Ocular Sciences                                  12,400(b)             286,440
Total                                                                1,478,086

Industrial equipment & services (4.5%)
AGCO                                              1,520(b)              29,062
Alamo Group                                      14,700                199,920
Arctic Cat                                       17,000                254,150
Asyst Technologies                                  780(b)               6,997
Blyth                                            24,500                724,464
Denison Intl ADR                                 19,000(b,c)           280,250
Joy Global                                        1,300(b)              16,874
Kadant                                            1,290(b)              19,660
Lincoln Electric Holdings                        19,800                481,338
Minerals Technologies                               950                 37,763
Nordson                                             710                 16,259
Semitool                                         43,600(b)             270,320
Tecumseh Products Cl A                              840                 40,841
Timken                                              920                 16,799
Trinity Inds                                     20,000                362,800
UNOVA                                             1,200(b)               6,468
Wabtec                                            2,070                 26,682
Total                                                                2,790,647

Insurance (9.9%)
AmerUs Group                                     26,000                831,740
Arch Capital Group                                1,500(b)              42,015
Argonaut Group                                    6,700                124,553
Ceres Group                                       2,940(b)               6,762
CNA Surety                                       36,100                477,242
Everest Re Group                                    650(c)              35,230
First American                                   15,000                322,050
FPIC Insurance Group                                630                  5,727
Harleysville Group                                1,020                 23,909
Leucadia Natl                                    13,900                482,191
MONY Group                                       11,200                304,080
Odyssey Re Holdings                               1,620                 27,961
Ohio Casualty                                    23,800(b)             399,364
Phoenix Companies                                31,950                508,005
PMA Capital Cl A                                 16,000                299,680
ProAssurance                                      7,400(b)             119,510
Protective Life                                  10,000                328,500
Reinsurance Group of America                     32,100                916,455
RenaissanceRe Holdings                              550(c)              19,195
Scottish Annuity &
   Life Holdings                                 29,900(c)             502,918
Triad Guaranty                                      500(b)              21,825
Universal American Financial                     55,400(b)             340,710
Total                                                                6,139,622

Leisure time & entertainment (2.3%)
Argosy Gaming                                       950(b)              26,600
Brunswick                                         1,840                 44,988
Callaway Golf                                    25,700                381,132
Concord Camera                                   37,300(b)             175,310
Dover Downs Gaming &
   Entertainment                                 39,100                351,900
MTR Gaming Group                                  2,080(b)              17,950
Multimedia Games                                  1,700(b)              36,125
Six Flags                                         1,630(b)               8,264
Topps                                            42,900(b)             377,520
Total                                                                1,419,789

Media (0.7%)
Belo Cl A                                         1,360                 31,212
Emmis Communications Cl A                         1,720(b)              26,832
Macrovision                                      23,700(b)             328,008
Sinclair Broadcast Group Cl A                     3,320(b)              41,932
Total                                                                  427,984

Metals (1.4%)
AngloGold ADR                                     1,800(c)              41,796
ASA                                              13,700(c)             408,260
Gibraltar Steel                                   5,610                112,200
Gold Fields ADR                                  17,600(c)             207,152
GrafTech Intl                                     3,170(b)              27,452
TVX Gold                                          6,900(b,c)            87,975
Total                                                                  884,835

Miscellaneous (--%)
Casella Waste Systems Cl A                        2,880                 23,674

Multi-industry conglomerates (3.4%)
Brascan Cl A                                     35,800(c)             760,033
CDI                                               1,160(b)              31,552
Cornell Companies                                16,700(b)             133,266
Fisher Scientific Intl                            1,180(b)              33,937
Lancaster Colony                                  4,400                181,236
MPS Group                                         6,110(b)              32,689
On Assignment                                    12,300(b)             124,230
Spherion                                         27,390(b)             225,968
Wesco Financial                                     280                 84,840
Woodward Governor                                10,600                508,800
YORK Intl                                         1,400                 44,660
Total                                                                2,161,211

Paper & packaging (0.7%)
Moore                                             3,100(b,c)            37,541
Packaging Corp of America                         2,040(b)              38,413
Rayonier                                            900                 43,830
Sappi ADR                                         1,980                 24,453
TimberWest Forest                                34,400(b,c)           288,960
Total                                                                  433,197

Real estate investment trust (0.6%)
Alexandria Real Estate Equities                     990                 43,490
Anworth Mtge Asset                                2,030                 28,014
Arden Realty                                        790                 19,797
Corporate Office
   Properties Trust                               1,840                 25,944
Crown American Realty Trust                       1,580                 15,089
Developers Diversified Realty                     1,320                 30,492
First Industrial Realty Trust                       820                 27,142
Gables Residential Trust                          1,340                 39,128
General Growth Properties                           650                 32,754
Glimcher Realty Trust                               780                 14,095
Great Lakes                                         950                 16,701
Heritage Property
   Investment Trust                               1,330                 32,904
Highwoods Properties                              1,160                 27,724
Ramco-Gershenson
   Properties Trust                                 790                 16,069
Summit Properties                                 1,240                 25,544
Total                                                                  394,887

Restaurants & lodging (1.4%)
RARE Hospitality Intl                            28,040(b)             732,125
Ruby Tuesday                                      2,510                 50,049
Ryan's Family Steak Houses                        9,300(b)             110,856
Total                                                                  893,030

Retail (3.9%)
Abercrombie & Fitch                               6,400(b)             145,920
AnnTaylor Stores                                    940(b)              25,098
Big Lots                                          3,900                 65,715
Buckle                                           33,700(b)             697,591
Cato Cl A                                         9,000                165,600
Charming Shoppes                                  2,240(b)              15,366
Foot Locker                                          70(b)                 665
Galyan's Trading                                 24,200(b)             257,488
Haverty Furniture Companies                         710                  9,159
InterTAN                                         81,800(b,c)           573,418
Pathmark Stores                                   1,230(b)              16,580
Pep Boys - Manny, Moe & Jack                      3,120                 44,304

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
151 AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Partners Small Cap Value Fund

Issuer                                           Shares               Value(a)

Retail (cont.)
Stein Mart                                       41,900(b)            $299,585
Wet Seal Cl A                                        40(b)                 442
Wilsons The Leather Experts                      16,500(b)             132,495
Total                                                                2,449,426

Textiles & apparel (3.4%)
Cutter & Buck                                    44,000(b)             154,000
Maxwell Shoes Cl A                               59,450(b)             697,349
Nautica Enterprises                              60,400(b)             721,176
Oakley                                            4,800(b)              62,880
Reebok Intl                                       1,170(b)              28,618
Steven Madden                                    20,700(b)             375,291
Wolverine World Wide                              7,240                113,451
Total                                                                2,152,765

Transportation (0.2%)
Arkansas Best                                     1,940(b)              39,925
Ryder System                                      1,000                 26,140
Tsakos Energy Navigation                            410(b,c)             5,043
Yellow Corp                                       1,650(b)              36,779
Total                                                                  107,887

Utilities -- electric (0.2%)
Allete                                            1,230                 30,627
Hawaiian Electric Inds                              850                 38,301
Peabody Energy                                    1,320                 33,805
Puget Energy                                      1,170                 25,389
Total                                                                  128,122

Utilities -- gas (0.1%)
Equitable Resources                               1,320                 46,411

Total common stocks
(Cost: $62,348,525)                                                $54,820,309

Preferred stock (0.2%)

Issuer                                           Shares               Value(a)

United Fire & Casualty Insurance
   6.38% Cv Series A                              4,500               $118,350

Total preferred stock
(Cost: $113,500)                                                      $118,350

Total investments in securities
(Cost: $62,462,025)(d)                                             $54,938,659

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. As of Aug. 31, 2002, the value of foreign securities represented 9.4% of net assets.

(d) At Aug. 31, 2002, the cost of securities for federal income tax purposes was $62,527,127 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                      $ 2,200,514
      Unrealized depreciation                                       (9,788,982)
                                                                    ----------
      Net unrealized depreciation                                  $(7,588,468)
                                                                   -----------
--------------------------------------------------------------------------------
152 AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

Investments in Securities

AXP VP - S&P 500 Index Fund

Aug. 31, 2002

(Percentages represent value of investments compared to net assets)

Common stocks (100.2%)
Issuer                                           Shares               Value(a)

Aerospace & defense (1.6%)
Boeing                                            9,368               $347,272
General Dynamics                                  2,253                177,176
Goodrich                                          1,138                 23,750
Lockheed Martin                                   5,033                318,690
Northrop Grumman                                  1,260                154,728
Raytheon                                          4,447                155,645
Rockwell Automation                               2,070                 38,129
Rockwell Collins                                  2,041                 43,371
United Technologies                               5,281                313,639
Total                                                                1,572,400

Airlines (0.2%)
AMR                                               1,732(b)              17,649
Delta Air Lines                                   1,376                 24,176
Southwest Airlines                                8,618                122,462
Total                                                                  164,287

Automotive & related (1.1%)
Cooper Tire & Rubber                                816                 17,038
Cummins                                             462                 13,763
Dana                                              1,659                 28,103
Delphi                                            6,263                 61,064
Eaton                                               784                 55,460
Ford Motor                                       20,243                238,260
General Motors                                    6,264                299,796
Genuine Parts                                     1,946                 64,705
Goodyear Tire & Rubber                            1,823                 24,647
Johnson Controls                                    989                 85,341
Navistar Intl                                       675                 16,875
PACCAR                                            1,293                 45,656
Snap-On                                             649                 18,341
TRW                                               1,423                 81,680
Visteon                                           1,460                 16,629
Total                                                                1,067,358

Banks and savings & loans (8.1%)
AmSouth Bancorporation                            4,038                 90,734
Bank of America                                  17,190              1,204,674
Bank of New York                                  8,129                285,734
Bank One                                         13,108                536,773
BB&T                                              5,352                203,644
Charter One Financial                             2,510                 84,587
Comerica                                          1,968                115,128
Fifth Third Bancorp                               6,577                441,843
First Tennessee Natl                              1,416                 54,233
FleetBoston Financial                            11,692                282,128
Golden West Financial                             1,729                117,555
Huntington Bancshares                             2,761                 55,745
J.P. Morgan Chase                                22,234                586,978
KeyCorp                                           4,757                127,630
Marshall & Ilsley                                 2,370                 72,522
Mellon Financial                                  4,925                136,176
Natl City                                         6,800                211,956
North Fork Bancorporation                         1,830                 76,805
Northern Trust                                    2,476                105,824
PNC Financial Services Group                      3,172                146,197
Regions Financial                                 2,561                 91,479
SouthTrust                                        3,872                101,601
SunTrust Banks                                    3,197                215,829
Synovus Financial                                 3,298                 79,713
U.S. Bancorp                                     21,349                458,790
Union Planters                                    2,264                 70,304
Wachovia                                         15,284                563,215
Washington Mutual                                10,880                411,373
Wells Fargo                                      19,104                997,038
Zions Bancorp                                     1,024                 55,931
Total                                                                7,982,139

Beverages & tobacco (4.4%)
Anheuser-Busch                                    9,788                520,330
Brown-Forman Cl B                                   762                 53,668
Coca-Cola                                        27,736              1,414,537
Coca-Cola Enterprises                             4,988                100,807
Coors (Adolph) Cl B                                 402                 24,140
Fortune Brands                                    1,677                 87,992
Pepsi Bottling Group                              3,156                 92,155
PepsiCo                                          19,745                780,915
Philip Morris                                    23,893              1,194,650
UST                                               1,886                 65,463
Total                                                                4,334,657

Building materials & construction (0.6%)
Centex                                              683                 34,485
Fluor                                               899                 24,866
Georgia-Pacific                                   2,571                 54,120
KB HOME                                             573                 27,475
Louisiana-Pacific                                 1,167                  9,044
Masco                                             5,404                130,561
Pulte Homes                                         679                 32,415
Sherwin-Williams                                  1,704                 46,008
Temple-Inland                                       591                 30,230
Vulcan Materials                                  1,132                 44,171
Weyerhaeuser                                      2,440                133,004
Total                                                                  566,379

Chemicals (1.6%)
Air Products & Chemicals                          2,537                119,011
Allied Waste Inds                                 2,201(b)              19,171
Dow Chemical                                     10,136                306,309
du Pont (EI) de Nemours                          11,091                447,077
Eastman Chemical                                    863                 38,723
Ecolab                                            1,440                 64,858
Engelhard                                         1,446                 37,827
Great Lakes Chemical                                560                 16,106
Hercules                                          1,217(b)              12,779
Millipore                                           539                 19,021
Pall                                              1,370                 23,153
PPG Inds                                          1,885                106,069
Praxair                                           1,824                102,199
Rohm & Haas                                       2,467                 89,774
Sigma-Aldrich                                       817                 41,667
Waste Management                                  6,902                175,518
Total                                                                1,619,262

Communications equipment & services (1.9%)
ADC Telecommunications                            8,869(b)              11,352
Andrew Corp                                       1,095(b)              10,939
AT&T Wireless Services                           30,221(b)             149,292
Avaya                                             4,033(b)               8,469
Broadcom Cl A                                     2,999(b)              49,454
CIENA                                             4,809(b)              19,520
JDS Uniphase                                     15,204(b)              40,899
Lucent Technologies                              38,264(b)              66,197
Motorola                                         25,359                304,308
QUALCOMM                                          8,595(b)             238,167
Scientific-Atlanta                                1,748                 25,766
Tellabs                                           4,588(b)              25,922
Teradyne                                          2,042(b)              25,831
Verizon Communications                           30,409                942,679
Total                                                                1,918,795

Computer software & services (4.5%)
Adobe Systems                                     2,677                 53,808
Autodesk                                          1,280                 17,024
Automatic Data Processing                         6,925                261,557
BMC Software                                      2,711(b)              37,683
Electronic Arts                                   1,540(b)              97,420
Intuit                                            2,363(b)             105,461
Lexmark Intl Cl A                                 1,449(b)              68,393
Microsoft                                        60,476(b)           2,970,581
Oracle                                           61,321(b)             588,068
Parametric Technology                             2,912(b)               6,639
PeopleSoft                                        3,468(b)              55,765
SunGard Data Systems                              3,150(b)              77,648
VERITAS Software                                  4,570(b)              74,263
Yahoo!                                            6,677(b)              68,706
Total                                                                4,483,016

Computers & office equipment (5.8%)
Apple Computer                                    3,972(b)              58,587
Cisco Systems                                    81,760(b)           1,129,924
Citrix Systems                                    2,032(b)              12,802
Computer Associates Intl                          6,460                 72,352
Computer Sciences                                 1,908(b)              70,272
Compuware                                         4,169(b)              15,133
Comverse Technology                               2,086(b)              17,063
Concord EFS                                       5,701(b)             116,528
Convergys                                         1,930(b)              34,528
Dell Computer                                    28,987(b)             771,634
Deluxe                                              708                 32,186
Electronic Data Systems                           5,350                215,391
EMC                                              24,829(b)             167,844

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
153 AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - S&P 500 Index Fund

Issuer                                           Shares               Value(a)

Computers & office equipment (cont.)
Equifax                                           1,616                $37,620
First Data                                        8,539                296,730
Fiserv                                            2,135(b)              78,589
Gateway                                           3,618(b)              12,663
Hewlett-Packard                                  33,716                452,806
Intl Business Machines                           19,117              1,441,040
Mercury Interactive                                 934(b)              23,733
NCR                                               1,099(b)              30,882
Network Appliance                                 3,728(b)              35,565
Novell                                            4,049(b)              10,527
NVIDIA                                            1,670(b)              16,951
Pitney Bowes                                      2,687                 97,404
QLogic                                            1,037(b)              34,791
Rational Software                                 2,170(b)              14,756
SABRE Holdings Cl A                               1,613(b)              43,406
Sanmina-SCI                                       5,852(b)              20,716
Siebel Systems                                    5,288(b)              44,789
Solectron                                         9,189(b)              34,183
State Street                                      3,632                157,338
Sun Microsystems                                 36,252(b)             133,770
Unisys                                            3,594(b)              31,987
Total                                                                5,764,490

Electronics (3.0%)
Advanced Micro Devices                            3,813(b)              33,745
Agilent Technologies                              5,184(b)              69,621
Altera                                            4,290(b)              45,946
American Power Conversion                         2,188(b)              27,372
Analog Devices                                    4,076(b)              98,232
Applied Materials                                18,292(b)             244,381
Applied Micro Circuits                            3,342(b)              12,867
Corning                                          10,610(b)              21,220
Intel                                            74,664              1,244,648
Jabil Circuit                                     2,206(b)              41,274
KLA-Tencor                                        2,112(b)              69,421
Linear Technology                                 3,544                 92,924
LSI Logic                                         4,131(b)              30,280
Maxim Integrated Products                         3,606(b)             113,986
Micron Technology                                 6,718(b)             115,886
Molex                                             2,161                 64,182
Natl Semiconductor                                2,001(b)              31,996
Novellus Systems                                  1,621(b)              39,650
PerkinElmer                                       1,403                  7,997
PMC-Sierra                                        1,857(b)              13,018
Power-One                                           883(b)               3,735
Symbol Technologies                               2,560                 23,347
Tektronix                                         1,018(b)              17,672
Texas Instruments                                19,369                381,569
Thomas & Betts                                      650(b)              10,498
Xilinx                                            3,747(b)              72,392
Total                                                                2,927,859

Energy (5.1%)
Amerada Hess                                        993                 72,588
Anadarko Petroleum                                2,773                123,787
Apache                                            1,604                 88,316
Ashland                                             774                 22,183
Burlington Resources                              2,246                 86,404
ChevronTexaco                                    11,921                913,506
Conoco                                            6,998                171,801
ConocoPhillips                                    4,275                224,780
Devon Energy                                      1,746                 82,062
EOG Resources                                     1,295                 45,118
Exxon Mobil                                      75,736              2,684,841
FirstEnergy                                       3,324                109,692
Kerr-McGee                                        1,119                 52,425
Marathon Oil                                      3,458                 85,586
Occidental Petroleum                              4,187                124,354
Sunoco                                              851                 30,193
Unocal                                            2,732                 90,347
Total                                                                5,007,983

Energy equipment & services (0.9%)
Baker Hughes                                      3,767                103,593
BJ Services                                       1,749(b)              53,362
Halliburton                                       4,865                 73,948
McDermott Intl                                      703(b)               4,956
Nabors Inds                                       1,609(b,c)            53,129
Noble                                             1,501(b)              46,531
Progress Energy                                   2,471                114,951
Reliant Energy                                    3,389                 40,160
Rowan Companies                                   1,048                 21,568
Schlumberger                                      6,445                278,037
Transocean                                        3,564                 87,318
Total                                                                  877,553

Financial services (6.8%)
American Express                                 14,852                535,563
Bear Stearns Companies                            1,113                 71,154
Capital One Financial                             2,455                 87,570
Citigroup                                        57,478              1,882,405
Countrywide Credit Inds                           1,380                 72,436
Fannie Mae                                       11,136                843,886
Franklin Resources                                2,925                102,375
Freddie Mac                                       7,762                497,544
Goldman Sachs Group                               5,293                409,149
H&R Block                                         2,049                100,196
Household Intl                                    5,098                184,089
Lehman Brothers Holdings                          2,725                155,352
MBNA                                             14,268                288,214
Merrill Lynch                                     9,634                348,943
MGIC Investment                                   1,180                 71,048
Morgan Stanley                                   12,302                525,541
Paychex                                           4,189                 98,023
Providian Financial                               3,224                 18,312
Schwab (Charles)                                 15,314                140,583
SLM                                               1,735                159,013
Stilwell Financial                                2,483                 34,613
T. Rowe Price Group                               1,381                 39,068
Total                                                                6,665,077

Food (1.5%)
Archer-Daniels-Midland                            7,276                 88,694
Campbell Soup                                     4,581                106,050
ConAgra Foods                                     5,999                157,714
General Mills                                     4,091                172,190
Heinz (HJ)                                        3,913                147,794
Hershey Foods                                     1,524                115,443
Kellogg                                           4,569                146,939
Sara Lee                                          8,761                161,553
SUPERVALU                                         1,487                 30,885
Sysco                                             7,408                210,092
Wrigley (Wm) Jr                                   2,517                128,140
Total                                                                1,465,494

Furniture & appliances (0.2%)
Black & Decker                                      898                 40,293
Leggett & Platt                                   2,189                 50,675
Maytag                                              865                 28,234
Stanley Works                                       952                 33,206
Whirlpool                                           758                 41,925
Total                                                                  194,333

Health care (12.0%)
Abbott Laboratories                              17,428                697,643
Allergan                                          1,443                 84,733
Amgen                                            14,316(b)             644,649
Applera-Applied Biosystems Group                  2,371                 46,970
Bard (CR)                                           587                 32,132
Bausch & Lomb                                       602                 18,957
Baxter Intl                                       6,713                243,615
Becton, Dickinson & Co                            2,885                 88,079
Biogen                                            1,658(b)              55,543
Biomet                                            2,993                 80,392
Boston Scientific                                 4,534(b)             132,166
Bristol-Myers Squibb                             21,646                540,068
Chiron                                            2,122(b)              80,403
Forest Laboratories                               1,995(b)             145,635
Genzyme-General Division                          2,388(b)              49,384
Guidant                                           3,417(b)             125,746
Johnson & Johnson                                33,627              1,826,282
King Pharmaceuticals                              2,769(b)              59,007
Lilly (Eli)                                      12,555                728,818
MedImmune                                         2,793(b)              71,696
Medtronic                                        13,558                558,318
Merck & Co                                       25,296              1,277,954
Pfizer                                           69,736              2,306,866
Pharmacia                                        14,441                631,072
Schering-Plough                                  16,373                377,889
St. Jude Medical                                  1,968(b)              73,229
Stryker                                           2,204                124,239
Waters                                            1,467(b)              36,646
Watson Pharmaceuticals                            1,189(b)              27,727
Wyeth                                            14,811                633,911
Zimmer Holdings                                   2,169(b)              80,036
Total                                                               11,879,805

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
154 AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - S&P 500 Index Fund

Issuer                                           Shares               Value(a)

Health care services (1.9%)
Aetna                                             1,629                $69,412
AmerisourceBergen                                 1,171                 84,909
Anthem                                            1,582(b)              99,840
Cardinal Health                                   5,044                327,052
HCA                                               5,741                267,244
Health Management
   Associates Cl A                                2,694(b)              51,860
Healthsouth                                       4,394(b)              23,684
Humana                                            1,889(b)              25,124
IMS Health                                        3,224                 56,098
Manor Care                                        1,120(b)              26,253
McKesson                                          3,210                107,663
Quintiles Transnational                           1,325(b)              13,290
Tenet Healthcare                                  5,459(b)             257,501
UnitedHealth Group                                3,439                303,835
Wellpoint Health Networks                         1,620(b)             120,479
Total                                                                1,834,244

Household products (2.8%)
Alberto-Culver Cl B                                 645                 31,773
Avon Products                                     2,641                128,722
Clorox                                            2,572                110,750
Colgate-Palmolive                                 6,110                333,301
Gillette                                         11,802                372,117
Intl Flavors/Fragrances                           1,052                 33,927
Kimberly-Clark                                    5,795                346,773
Newell Rubbermaid                                 2,981                103,143
Procter & Gamble                                 14,513              1,286,577
Tupperware                                          650                 11,856
Total                                                                2,758,939

Industrial equipment & services (0.8%)
Caterpillar                                       3,840                167,578
Cintas                                            1,897                 83,487
Cooper Inds Cl A                                  1,039                 33,996
Deere & Co                                        2,655                121,918
Illinois Tool Works                               3,419                234,269
Ingersoll-Rand Cl A                               1,887(c)              70,857
Parker-Hannifin                                   1,314                 53,296
Thermo Electron                                   1,924(b)              34,209
Total                                                                  799,610

Insurance (5.0%)
ACE                                               2,928(c)              93,140
AFLAC                                             5,786                177,109
Allstate                                          7,922                294,857
Ambac Financial Group                             1,183                 68,034
American Intl Group                              29,179              1,832,441
Aon                                               3,037                 60,011
Chubb                                             1,915                118,519
CIGNA                                             1,573                133,894
Cincinnati Financial                              1,812                 71,991
Hartford Financial
   Services Group                                 2,763                138,205
Jefferson-Pilot                                   1,677                 70,635
John Hancock
   Financial Services                             3,288                 99,791
Lincoln Natl                                      2,088                 77,360
Loews                                             2,111                110,849
Marsh & McLennan                                  6,116                297,543
MBIA                                              1,649                 75,788
MetLife                                           7,878                212,076
Principal Financial Group                         4,005(b)             117,467
Progressive                                       2,456                132,010
Prudential Financial                              6,550(b)             197,810
SAFECO                                            1,427                 47,248
St. Paul Companies                                2,499                 76,020
Torchmark                                         1,356                 50,647
Travelers Property
   Casualty Cl B                                 11,162(b)             181,829
UnumProvident                                     2,712                 62,810
XL Capital Cl A                                   1,513(c)             111,372
Total                                                                4,909,456

Leisure time & entertainment (2.1%)
AOL Time Warner                                  49,724(b)             629,009
Brunswick                                         1,005                 24,572
Carnival                                          6,550                160,279
Harley-Davidson                                   3,380                166,397
Harrah's Entertainment                            1,280(b)              60,851
Hasbro                                            1,933                 25,419
Intl Game Technology                              1,006(b)              65,068
Mattel                                            4,872                 94,663
Viacom Cl B                                      19,739(b)             803,377
Total                                                                2,029,635

Media (2.2%)
American Greetings Cl A                             727                 12,141
Apollo Group Cl A                                 1,928(b)              80,648
Clear Channel
   Communications                                 6,842(b)             233,860
Comcast Cl A                                     10,562(b)             251,692
Disney (Walt)                                    22,788                357,316
Donnelley (RR) & Sons                             1,264                 33,344
Dow Jones                                           940                 39,997
EBay                                              3,129(b)             176,851
Gannett                                           2,978                226,209
Interpublic Group
   of Companies                                   4,266                 77,769
Knight-Ridder                                       930                 56,479
McGraw-Hill Companies                             2,167                137,409
Meredith                                            553                 21,910
Moody's                                           1,723                 83,255
New York Times Cl A                               1,692                 79,862
Omnicom Group                                     2,089                126,385
TMP Worldwide                                     1,243(b)              13,574
Tribune                                           3,362                140,229
Univision Communications Cl A                     2,556(b)              59,555
Total                                                                2,208,485

Metals (0.6%)
Alcoa                                             9,455                237,226
Allegheny Technologies                              899                  7,812
Avery Dennison                                    1,227                 77,448
Freeport-McMoRan
   Copper & Gold Cl B                             1,611(b)              26,404
Newmont Mining                                    4,375                124,644
Nucor                                               871                 43,585
Phelps Dodge                                        990(b)              31,987
United States Steel                               1,130                 15,515
Worthington Inds                                    954                 16,934
Total                                                                  581,555

Multi-industry conglomerates (9.9%)
3M                                                4,348                543,283
American Standard                                   810(b)              58,020
Cendant                                          11,649(b)             166,697
Crane                                               667                 15,241
Danaher                                           1,686                101,413
Dover                                             2,264                 65,045
Eastman Kodak                                     3,255                 99,408
Emerson Electric                                  4,702                229,364
General Electric                                110,977              3,345,957
Grainger (WW)                                     1,045                 47,077
Honeywell Intl                                    9,131                273,473
ITT Inds                                          1,013                 68,864
Monsanto                                          2,914                 53,530
Robert Half Intl                                  1,967(b)              34,068
S&P Depositary Receipts                          47,036              4,324,959
Textron                                           1,562                 60,684
Tyco Intl                                        22,300(c)             349,887
Xerox                                             8,040(b)              56,360
Total                                                                9,893,330

Paper & packaging (0.4%)
Ball                                                634                 31,580
Bemis                                               591                 31,311
Boise Cascade                                       649                 17,555
Intl Paper                                        5,393                203,047
MeadWestvaco                                      2,231                 51,960
Pactiv                                            1,765(b)              32,052
Sealed Air                                          937(b)              14,514
Total                                                                  382,019

Real estate investment trust (0.4%)
Equity Office Properties Trust                    4,655                129,781
Equity Residential                                3,066                 85,603
Plum Creek Timber                                 2,062                 53,076
Simon Property Group                              2,066                 73,529
Starwood Hotels &
   Resorts Worldwide                              2,226                 57,386
Total                                                                  399,375

Restaurants & lodging (0.8%)
Darden Restaurants                                1,933                 49,543
Hilton Hotels                                     4,137                 47,617
Marriott Intl Cl A                                2,712                 88,764
McDonald's                                       14,205                337,510
Starbucks                                         4,311(b)              86,651
Wendy's Intl                                      1,279                 45,673
Yum! Brands                                       3,311(b)             100,423
Total                                                                  756,181

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
155 AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - S&P 500 Index Fund

Issuer                                           Shares               Value(a)

Retail (7.2%)
Albertson's                                       4,542               $116,820
AutoZone                                          1,177(b)              85,156
Bed Bath & Beyond                                 3,260(b)             104,516
Best Buy                                          3,580(b)              75,896
Big Lots                                          1,294                 21,804
Circuit City Stores-
   Circuit City Group                             2,343                 32,661
Costco Wholesale                                  5,071(b)             169,422
CVS                                               4,377                128,640
Dillard's Cl A                                      940                 23,086
Dollar General                                    3,717                 55,681
Family Dollar Stores                              1,933                 55,187
Federated Dept Stores                             2,246(b)              80,631
Gap                                               9,679                113,535
Home Depot                                       26,298                865,993
Kohl's                                            3,754(b)             261,729
Kroger                                            8,868(b)             160,333
Limited Brands                                    5,794                 88,590
Lowe's Companies                                  8,675                358,972
May Dept Stores                                   3,197                 93,768
Nordstrom                                         1,503                 29,053
Office Depot                                      3,443(b)              44,484
Penney (JC)                                       2,985                 51,820
RadioShack                                        1,941                 42,294
Safeway                                           5,397(b)             139,351
Sears, Roebuck & Co                               3,521                160,241
Staples                                           5,221(b)              72,572
Target                                           10,126                346,309
Tiffany                                           1,626                 40,325
TJX Companies                                     6,028                119,234
Toys "R" Us                                       2,349(b)              31,312
Wal-Mart Stores                                  49,672              2,656,458
Walgreen                                         11,429                397,158
Winn-Dixie Stores                                 1,569                 25,339
Total                                                                7,048,370

Textiles & apparel (0.3%)
Jones Apparel Group                               1,438(b)              51,897
Liz Claiborne                                     1,191                 33,610
Nike Cl B                                         2,998                129,454
Reebok Intl                                         664(b)              16,241
VF                                                1,229                 49,910
Total                                                                  281,112

Transportation (1.5%)
Burlington Northern Santa Fe                      4,277                123,007
CSX                                               2,371                 82,582
FedEx                                             3,333                157,818
Norfolk Southern                                  4,334                 90,711
Ryder System                                        691                 18,063
Union Pacific                                     2,813                170,327
United Parcel Service Cl B                       12,474                797,212
Total                                                                1,439,720

Utilities -- electric (2.2%)
AES                                               5,966(b)              18,017
Allegheny Energy                                  1,401                 28,931
Ameren                                            1,612                 71,009
American Electric Power                           3,784                129,034
Calpine                                           4,175(b)              20,374
Cinergy                                           1,865                 64,156
CMS Energy                                        1,505                 15,893
Consolidated Edison                               2,375                 96,639
Constellation Energy Group                        1,831                 51,286
Dominion Resources                                3,089                193,711
DTE Energy                                        1,861                 79,856
Duke Energy                                       9,267                248,633
Edison Intl                                       3,638(b)              43,583
Entergy                                           2,505                105,686
Exelon                                            3,596                168,365
FPL Group                                         1,966                112,219
Mirant                                            4,488(b)              16,965
PG&E                                              4,348(b)              49,350
Pinnacle West Capital                               947                 31,639
PPL                                               1,643                 59,723
Public Service Enterprise Group                   2,303                 81,066
Sempra Energy                                     2,293                 55,055
Southern Co                                       7,867                227,827
TECO Energy                                       1,718                 33,931
TXU                                               2,974                143,823
Xcel Energy                                       4,401                 42,514
Total                                                                2,189,285

Utilities -- gas (0.3%)
Dynegy Cl A                                       4,033                  8,389
El Paso                                           6,452                109,103
KeySpan                                           1,571                 55,048
Kinder Morgan                                     1,364                 56,183
NICOR                                               494                 14,030
NiSource                                          2,317                 46,085
Peoples Energy                                      396                 13,234
Williams Companies                                5,765                 18,563
Total                                                                  320,635

Utilities -- telephone (2.5%)
ALLTEL                                            3,472                146,032
AT&T                                             42,420                518,371
BellSouth                                        20,933                488,158
CenturyTel                                        1,578                 42,685
Citizens Communications                           3,146(b)              23,029
Nextel Communications Cl A                       10,165(b)              77,356
Qwest Communications Intl                        18,726(b)              60,860
SBC Communications                               37,300                922,801
Sprint (FON Group)                                9,951                115,432
Sprint (PCS Group)                               11,083(b)              43,889
Total                                                                2,438,613

Total common stocks
(Cost: $126,418,906)                                               $98,761,451

Total investments in securities
(Cost: $126,418,906)(d)                                            $98,761,451

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. As of Aug. 31, 2002, the value of foreign securities represented 0.7% of net assets.

(d) At Aug. 31, 2002, the cost of securities for federal income tax purposes was $126,578,424 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                     $  2,697,790
      Unrealized depreciation                                      (30,514,763)
                                                                   -----------
      Net unrealized depreciation                                 $(27,816,973)
                                                                  ------------
--------------------------------------------------------------------------------
156 AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

Investments in Securities

AXP VP - Small Cap Advantage Fund

Aug. 31, 2002

(Percentages represent value of investments compared to net assets)

Common stocks (96.0%)
Issuer                                           Shares               Value(a)

Aerospace & defense (0.5%)
MTC Technologies                                  6,900(b)            $144,900
United Defense Inds                               7,600(b)             170,620
Total                                                                  315,520

Airlines (0.2%)
ExpressJet Holdings                              11,700(b)             133,965

Automotive & related (2.0%)
Aftermarket Technology                           10,800(b)             167,508
Dura Automotive
   Systems Cl A                                  14,146(b)             193,800
Intermet                                          6,600                 63,294
Oshkosh Truck                                     5,300                298,655
Smith (AO)                                        7,260                221,067
Spartan Motors                                    6,500                 70,200
Winnebago Inds                                    5,100                194,769
Total                                                                1,209,293

Banks and savings & loans (10.9%)
Alabama Natl BanCorporation                       3,150                133,088
Allegiant Bancorp                                 6,300                101,745
Anchor BanCorp Wisconsin                          9,800                214,032
Bank of the Ozarks                                2,650                 69,748
BankAtlantic Bancorp Cl A                        25,487                261,242
Cathay Bancorp                                    2,300                 98,440
CCBT Financial Companies                          1,100                 28,325
Commercial Federal                               10,800                275,399
Dime Community Bancshares                         9,583                248,200
East West Bancorp                                 5,600                203,000
Financial Institutions                            4,500                121,815
First Financial Bankshares                        1,750                 62,125
First Merchants                                   5,040                133,409
First Natl                                        2,700                 80,190
First Republic Bank                               6,600(b)             158,400
FirstFed Financial                                7,243(b)             204,615
Flagstar Bancorp                                 11,500                263,925
Gold Banc                                        29,150                289,459
Hanmi Financial                                   5,700                 85,785
Independent Bank                                  5,182                168,674
Irwin Financial                                   9,394                170,971
ITLA Capital                                      3,400(b)             100,538
Local Financial                                  17,000(b)             251,430
MAF Bancorp                                       3,743                133,737
Pacific Northwest Bancorp                         6,850                205,911
PFF Bancorp                                       4,000                129,000
Prosperity Bancshares                             6,600                125,796
Quaker City Bancorp                               4,325(b)             160,068
R & G Financial Cl B                             12,831(c)             302,554
Sandy Springs Bancorp                             6,415                210,733
Seacoast Banking Corp
   of Florida                                     8,623                159,526
Seacoast Financial Services                      10,650                234,833
South Financial Group                            13,200                276,539
Sterling Bancorp                                  7,000                207,200
Sterling Financial                               14,880(b)             269,328
WFS Financial                                     7,200(b)             138,240
Wintrust Financial                                3,300                105,600
WSFS Financial                                    1,900                 58,710
Total                                                                6,442,330

Beverages & tobacco (0.6%)
Standard Commercial                              17,250                328,785

Building materials & construction (4.2%)
Apogee Enterprises                                5,200                 62,348
Beazer Homes USA                                  2,100(b)             134,778
Building Materials Holding                       10,000(b)             135,600
Carlisle Companies                                4,000                179,200
Champion Enterprises                              7,000(b)              18,760
Dycom Inds                                        5,700(b)              58,710
EMCOR Group                                       5,834(b)             318,011
Encore Wire                                       6,597(b)              58,779
Foamex Intl                                       2,400(b)              13,200
Hughes Supply                                     5,800                166,634
Louisiana-Pacific                                20,181(b)             156,403
M.D.C. Holdings                                   6,430                258,486
M/I Schottenstein Homes                           6,400                220,160
Modtech Holdings                                  5,250(b)              53,813
NCI Building Systems                             10,600(b)             200,340
Potlatch                                          7,000                217,140
Watts Inds Cl A                                  12,200                214,110
Total                                                                2,466,472

Chemicals (3.7%)
Airgas                                           17,094(b)             263,247
Cabot Microelectronics                            1,300(b)              55,185
Ferro                                             9,760                255,224
Fuller (HB)                                       8,500                229,075
Georgia Gulf                                      7,203                183,677
PolyOne                                          14,500                135,575
Schulman (A)                                     12,300                259,776
Spartech                                         11,700                250,380
Stericycle                                        8,300(b)             257,632
Tetra Tech                                        8,300(b)              75,364
Waste Connections                                 6,100(b)             211,243
Total                                                                2,176,378

Communications equipment & services (2.1%)
ADTRAN                                            6,600(b)             114,774
Arris Group                                      39,228(b)             151,420
Boston Communications Group                       7,400(b)              67,125
C-COR.net                                        13,100(b)              62,487
Catapult Communications                           3,600(b)              42,012
Commonwealth Telephone
   Enterprises                                    6,700(b)             256,276
CommScope                                         4,000(b)              27,040
General Communication Cl A                       15,870(b)              46,023
Microtune                                         4,200(b)              18,270
Nextel Partners Cl A                              6,000(b)              32,760
Orbital Sciences                                 28,200(b)             105,468
Plantronics                                       7,190(b)             132,008
REMEC                                            14,633(b)              60,288
RF Micro Devices                                  9,600(b)              64,224
Tekelec                                           4,200(b)              41,240
Total                                                                1,221,415

Computer software & services (0.8%)
Adaptec                                          11,900(b)              72,947
Ascential Software                               13,500(b)              29,565
CompuCom Systems                                  8,600(b)              50,035
NetIQ                                             3,000(b)              58,200
Parametric Technology                            25,000(b)              57,000
S1                                               18,600(b)              97,278
TIBCO Software                                   19,900(b)              83,779
Total                                                                  448,804

Computers & office equipment (7.0%)
Actuate                                          26,146(b)              59,848
Alloy                                            10,100(b)             108,676
American Management
   Systems                                        4,000(b)              60,000
ANSYS                                             7,100(b)             146,970
Black Box                                         2,500(b)              86,775
Borland Software                                 12,500(b)             123,750
Ciber                                            14,800(b)              90,428
Cognizant Technology
   Solutions                                      1,600(b)              91,856
CSG Systems Intl                                  5,300(b)              63,017
Documentum                                        6,100(b)              94,123
EarthLink                                        12,600(b)              76,860
Edwards (JD) & Co                                 1,800(b)              23,490
Engineered Support Systems                        1,876                102,244
Extreme Networks                                 15,600(b)             147,108
FactSet Research Systems                          3,500                 86,800
HPL Technologies                                  5,800(b)              24,615
Hypercom                                         15,300(b)              57,528
Hyperion Solutions                                4,400(b)              99,880
Inter-Tel                                         4,300                102,254
Intergraph                                        7,200(b)             115,920
JDA Software Group                               11,600(b)             146,972
Kronos                                            5,100(b)             132,396
Manhattan Associates                              6,350(b)             141,415
ManTech Intl Cl A                                 6,700(b)             160,464
Maxtor                                           28,200(b)             104,622
Mentor Graphics                                   5,900(b)              41,890
Mercury Computer Systems                          1,300(b)              32,409
NetScout Systems                                 12,900(b)              43,344
Novell                                           49,800(b)             129,480
Paradyne Networks                                25,300(b)              54,142
Pegasus Solutions                                 8,200(b)             126,444
Pinnacle Systems                                 11,700(b)             110,331
Planar Systems                                    7,860(b)             140,380
Pomeroy Computer Resources                        7,400(b)              87,616

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
157 AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Small Cap Advantage Fund

Issuer                                           Shares               Value(a)

Computers & office equipment (cont.)
Rainbow Technologies                             15,950(b)             $66,990
Raindance Communications                         16,000(b)              34,400
Retek                                            10,400(b)              50,856
SanDisk                                           8,400(b)             136,164
ScanSoft                                         15,600(b)              67,704
StorageNetworks                                  23,100(b)              36,036
Systems & Computer
   Technology                                    11,600(b)              73,196
Tyler Technologies                               17,300(b)              64,875
VitalWorks                                        7,500(b)              60,225
Websense                                          5,900(b)             100,536
Western Digital                                  34,200(b)             138,852
Wireless Facilities                               6,200(b)              29,512
Witness Systems                                  10,700(b)              70,085
Total                                                                4,143,478

Electronics (6.7%)
Actel                                             7,251(b)             102,747
Aeroflex                                         20,574(b)             101,636
Anaren Microwave                                  5,000(b)              48,750
Anixter Intl                                      6,600(b)             155,430
August Technology                                22,950(b)              96,390
Axcelis Technologies                             17,200(b)             116,392
AXT                                              12,477(b)              67,875
Benchmark Electronics                             4,600(b)             116,840
Brooks-PRI Automation                             2,940(b)              50,274
C&D Technologies                                  5,600                 91,000
Cirrus Logic                                     21,300(b)              84,135
Cree                                             12,500(b)             171,999
DSP Group                                         5,000(b)              90,800
Electro Scientific Inds                           3,534(b)              65,697
Entegris                                         13,773(b)             124,370
ESS Technology                                   10,800(b)             129,060
Esterline Technologies                            7,300(b)             136,145
Exar                                              8,500(b)             126,480
Foundry Networks                                 14,300(b)             125,125
Helix Technology                                  7,734                 83,141
Integrated Circuit Systems                        5,700(b)             101,631
Integrated Electrical Services                   10,800(b)              53,352
Itron                                             9,350(b)             126,319
Kopin                                            15,600(b)              96,876
Moog Cl A                                         5,514(b)             175,785
Newport                                           4,050(b)              63,018
Oak Technology                                   19,900(b)              86,963
Park Electrochemical                              6,851                146,611
Photon Dynamics                                   6,750(b)             140,873
Photronics                                        7,268(b)              89,542
Pioneer-Standard Electronics                      9,000                 89,190
QuickLogic                                       16,800(b)              47,880
Rudolph Technologies                              4,426(b)              55,768
ScanSource                                        1,500(b)              90,285
Skyworks Solutions                               37,840(b)             158,928
Therma-Wave                                       4,286(b)               6,172
Three-Five Systems                                7,386(b)              42,396
TriQuint Semiconductor                           16,500(b)              87,450
Varian Semiconductor
   Equipment Associates                           5,800(b)             121,336
Zoran                                             6,100(b)              80,337
Total                                                                3,944,998

Energy (0.8%)
Brown (Tom)                                       8,900(b)             216,270
Chesapeake Energy                                24,200(b)             141,570
St. Mary Land & Exploration                       3,800                 90,364
Total                                                                  448,204

Energy equipment & services (3.6%)
Atwood Oceanics                                   4,500(b)             136,935
Evergreen Resources                               6,000(b)             229,200
Grey Wolf                                        50,000(b)             161,000
Headwaters                                       20,774(b)             278,372
Holly                                             7,500                128,625
Key Energy Services                              30,340(b)             248,788
Lone Star Technologies                           11,534(b)             174,971
Powell Inds                                       3,500(b)              61,810
Range Resources                                  32,000(b)             170,880
Remington Oil & Gas                              11,493(b)             167,223
Spinnaker Exploration                             3,000(b)              91,920
Ultra Petroleum                                  24,600(b)             196,800
Willbros Group                                    8,500(b,c)           115,005
Total                                                                2,161,529

Financial services (1.1%)
Affiliated Managers Group                         2,100(b)             110,040
Charter Municipal
   Mortgage Acceptance                            4,100                 71,545
Financial Federal                                 5,200(b)             159,120
Jefferies Group                                   4,500                197,595
W.P. Stewart                                      6,034(c)             128,524
Total                                                                  666,824

Food (1.7%)
American Italian Pasta Cl A                       5,200(b)             192,816
Del Monte Foods                                  13,200(b)             139,524
Green Mountain Coffee                             4,000(b)              60,000
Interstate Bakeries                               3,600                 87,660
J & J Snack Foods                                 1,100(b)              41,910
Nash Finch                                        9,900                207,207
Sensient Technologies                            11,600                259,492
Total                                                                  988,609

Furniture & appliances (0.9%)
Briggs & Stratton                                 5,200                204,100
Stanley Furniture                                 4,200(b)              91,644
Thomas Inds                                       7,900                209,350
Total                                                                  505,094

Health care (7.2%)
Amylin Pharmaceuticals                            7,300(b)              88,067
Array BioPharma                                  13,300(b)             111,188
AtheroGenics                                      8,500(b)              59,840
Cantel Medical                                    4,950(b)              69,795
Cooper Companies                                  7,643                346,915
CV Therapeutics                                   4,300(b)              93,448
Diagnostic Products                               4,700                188,470
Endo Pharmaceuticals
   Holdings                                      14,200(b)             135,752
Enzon                                             6,500(b)             143,000
Exact Sciences                                    3,450(b)              41,983
First Horizon Pharmaceutical                      9,050(b)              52,038
Harvard Bioscience                               16,300(b)              77,425
Integra LifeSciences Holdings                     4,734(b)              73,188
InterMune                                         4,400(b)             109,428
Ligand Pharmaceuticals Cl B                       4,300(b)              31,734
Martek Biosciences                                8,300(b)             149,400
Mentor                                            8,300                274,398
MIM                                               8,000                 86,320
Myriad Genetics                                   3,300(b)              56,661
Neurocrine Biosciences                            5,300(b)             189,157
Noven Pharmaceuticals                             6,300(b)              81,396
Pharmaceutical Resources                          4,600(b)             120,290
Protein Design Labs                              13,800(b)             142,982
Regeneron Pharmaceuticals                         5,700(b)              88,065
Respironics                                       8,350(b)             282,982
SangStat Medical                                  7,900(b)             143,859
Scios                                             4,450(b)             107,067
Serologicals                                     10,460(b)             125,206
STERIS                                            3,500(b)              79,870
Techne                                            3,700(b)             105,050
Telik                                            16,100(b)             225,883
Transkaryotic Therapies                           2,600(b)              90,064
Trimeris                                          4,000(b)             182,000
Zoll Medical                                      2,900(b)              93,064
Total                                                                4,245,985

Health care services (4.9%)
Accredo Health                                    1,700(b)              87,091
AMERIGROUP                                        2,100(b)              62,979
AmeriPath                                        10,926(b)             179,733
AmSurg                                            4,200(b)             123,228
Apria Healthcare Group                            9,100(b)             210,028
Cell Genesys                                      9,500(b)             109,915
Connetics                                         6,100(b)              62,220
Coventry Health Care                              2,600(b)              81,172
Cross Country                                     4,200(b)              60,102
DIANON Systems                                    5,800(b)             232,058
Gene Logic                                        5,600(b)              44,856
LifePoint Hospitals                               3,250(b)              98,280
MedCath                                           5,200(b)              86,268
Mid Atlantic Medical Services                     3,200(b)             115,552
OSI Pharmaceuticals                               2,700(b)              42,336
Pediatrix Medical Group                           8,900(b)             298,951
Province Healthcare                               7,800(b)             132,990
PSS World Medical                                30,500(b)             217,770
Select Medical                                    8,800(b)             128,920
Sierra Health Services                            6,400(b)             123,648
SurModics                                         6,600(b)             175,890
U.S. Physical Therapy                            12,600(b)             183,204
US Oncology                                       6,000(b)              50,886
Total                                                                2,908,077

Household products (1.8%)
Action Performance Companies                      6,600(b)             213,642
Applica                                           4,100(b)              27,142
Chattem                                           3,200(b)             120,800
JAKKS Pacific                                     9,560(b)             108,123
Nautilus Group                                    7,600(b)             240,996
Nu Skin Enterprises Cl A                          9,400                117,500
UniFirst                                          9,500                220,685
Total                                                                1,048,888

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
158 AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Small Cap Advantage Fund

Issuer                                           Shares               Value(a)

Industrial equipment & services (2.6%)
AGCO                                              5,773(b)            $110,380
Albany Intl Cl A                                  9,310                203,889
AMETEK                                            3,500                120,400
Cascade                                           3,700(b)              53,576
Clarcor                                           6,200                190,340
CoorsTek                                          3,993(b)              85,850
Gardner Denver                                    6,840(b)             136,800
Lydall                                            9,800(b)             118,090
MTS Systems                                       4,100                 47,478
Regal Beloit                                      6,900                134,550
Toro                                              4,600                256,449
UNOVA                                            11,600(b)              62,524
Total                                                                1,520,326

Insurance (3.0%)
Brown & Brown                                     3,700                108,225
Ceres Group                                       9,600(b)              22,080
Commerce Group                                    4,700                181,890
First American                                    8,300                178,201
Hilb, Rogal & Hamilton                            2,000                 87,900
Navigators Group                                  2,500(b)              55,825
Ohio Casualty                                    14,100(b)             236,598
Philadelphia Consolidated
   Holding                                        5,100(b)             184,722
RLI                                               1,600                 89,840
Scottish Annuity & Life
   Holdings                                      16,877(c)             283,871
StanCorp Financial Group                          3,600                196,920
Triad Guaranty                                    3,817(b)             166,612
Total                                                                1,792,684

Leisure time & entertainment (1.4%)
Acclaim Entertainment                            41,100(b)             113,025
Activision                                        3,050(b)              85,004
Ameristar Casinos                                 8,000(b)             135,040
Argosy Gaming                                     3,200(b)              89,600
Aztar                                             9,064(b)             129,615
Bally Total Fitness Holdings                      3,000(b)              35,190
Boyd Gaming                                       7,400(b)             120,620
Penn Natl Gaming                                  6,400(b)             117,120
Total                                                                  825,214

Media (2.6%)
Consolidated Graphics                            12,914(b)             221,088
Courier                                           1,650                 64,383
Donnelley (RH)                                   10,800(b)             268,487
Emm is Communications Cl A                        7,400(b)             115,440
Harland (John H)                                  8,700                227,940
Information Resources                            17,500(b)              73,661
Journal Register                                 11,400(b)             207,822
Lin TV                                            5,550(b)             130,148
Macrovision                                       4,300(b)              59,512
Price Communications                              3,800(b)              44,080
Regent Communications                            20,550(b)             108,915
Total                                                                1,521,476

Metals (0.9%)
Commercial Metals                                10,600                200,552
Oregon Steel Mills                               18,000(b)             126,000
Reliance Steel & Aluminum                         6,890                166,738
RTI Intl Metals                                   4,411(b)              44,639
Total                                                                  537,929

Miscellaneous (0.3%)
SCP Pool                                          7,500(b)             207,150

Multi-industry conglomerates (2.9%)
Actuant                                           4,000(b)             153,000
Ameron Intl                                         950                 46,788
Coinstar                                          4,900(b)             132,300
Corinthian Colleges                               4,600(b)             171,350
Corporate Executive Board                         3,400(b)              99,960
FTI Consulting                                    5,900(b)             214,878
Gladstone Capital                                 8,500                146,625
Griffon                                          13,700(b)             160,290
IKON Office Solutions                            13,500                124,875
Imation                                           3,100(b)             103,075
Labor Ready                                      18,800(b)             127,840
MPS Group                                        30,900(b)             165,315
Right Management
   Consultants                                    4,100(b)              89,585
Total                                                                1,735,881

Paper & packaging (1.0%)
Crown Cork & Seal                                39,800(b)             231,636
Pope & Talbot                                    12,300                163,344
Silgan Holdings                                   6,900(b)             218,109
Total                                                                  613,089

Real estate investment trust (4.6%)
Annaly Mtge Management                            8,400                170,772
CBL & Associates Properties                       6,900                269,100
Colonial Properties Trust                         5,000                178,050
Developers Diversified Realty                     8,600                198,660
Essex Property Trust                              4,600                242,880
Gables Residential Trust                          7,300                213,160
Healthcare Realty Trust                           8,000                257,120
Pan Pacific Retail Properties                     6,800                227,800
Realty Income                                     5,000                169,000
SL Green Realty                                   6,500                214,955
Thornburg Mtge                                   14,500                286,375
United Dominion Realty Trust                      5,800                 96,338
Ventas                                           17,100                222,300
Total                                                                2,746,510

Restaurants & lodging (1.7%)
Bob Evans Farms                                   7,500                181,950
Checkers Drive-In Restaurants                     8,600(b)              74,906
Chicago Pizza & Brewery                          12,200(b)              88,572
Landry's Restaurants                             14,250                310,650
RARE Hospitality Intl                             6,734(b)             175,825
Ryan's Family Steak Houses                       16,550(b)             197,276
Total                                                                1,029,179

Retail (6.9%)
7-Eleven                                          9,200(b)              81,420
AnnTaylor Stores                                  3,400(b)              90,780
Charming Shoppes                                 14,400(b)              98,784
Christopher & Banks                               2,000(b)              58,200
Claire's Stores                                   4,500                 95,760
Daisytek Intl                                     5,800(b)              76,850
Dept 56                                           2,300(b)              29,417
Duane Reade                                       4,000(b)              63,400
Finish Line Cl A                                  5,900(b)              52,510
Fred's                                            4,800                160,800
Friedman's Cl A                                   6,600                 54,120
Group 1 Automotive                                6,200(b)             169,260
Guitar Center                                     9,800(b)             165,228
Gymboree                                         12,500(b)             198,875
Hancock Fabrics                                  10,100                146,955
Hollywood Entertainment                          13,700(b)             184,950
J. Jill Group                                     6,300(b)             157,815
Jo-Ann Stores Cl A                                7,700(b)             231,000
MarineMax                                         5,100(b)              57,120
Movie Gallery                                    12,000(b)             166,560
NBTY                                             20,400(b)             310,488
OfficeMax                                        28,800(b)             122,400
Overture Services                                 5,300(b)             107,336
Perrigo                                           5,000(b)              53,460
PETCO Animal Supplies                             7,300(b)             139,595
Regis                                             6,400                163,584
Restoration Hardware                              6,400(b)              31,872
Sharper Image                                     6,900(b)             124,338
Sports Authority                                 17,100(b)              91,998
Too                                               8,700(b)             205,407
Tuesday Morning                                   7,300(b)             120,158
Wet Seal Cl A                                     5,537(b)              61,239
Wild Oats Markets                                17,200(b)             193,328
Total                                                                4,065,007

Textiles & apparel (1.5%)
Kellwood                                          8,900                221,787
Kenneth Cole Productions Cl A                     7,300(b)             174,470
Maxwell Shoes Cl A                               13,875(b)             162,754
Mossimo                                           9,500(b)              61,275
Oshkosh B'Gosh Cl A                               1,800                 56,718
Quiksilver                                        2,900(b)              64,989
Tropical Sportswear Intl                          3,750(b)              67,313
Urban Outfitters                                  3,900(b)             100,971
Total                                                                  910,277

Transportation (1.7%)
Forward Air                                       7,200(b)             157,752
Genesee & Wyoming Cl A                            4,500(b)             101,250
Heartland Express                                11,212(b)             206,301
Hunt (JB) Transport Services                      6,900(b)             163,599
Knight Transportation                            10,100(b)             176,548
Landstar System                                   4,382(b)             221,948
Total                                                                1,027,398

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
159 AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Small Cap Advantage Fund

Issuer                                           Shares               Value(a)

Utilities -- electric (1.7%)
Black Hills                                       5,800               $158,050
Cleco                                            15,100                251,414
El Paso Electric                                 11,904(b)             139,872
Hawaiian Electric Inds                            1,800                 81,108
UIL Holdings                                      2,917                120,764
Unisource Energy                                 14,068                238,875
Total                                                                  990,083

Utilities -- gas (2.4%)
Energen                                          11,486                304,494
New Jersey Resources                              4,839                151,219
ONEOK                                            16,600                321,044
UGI                                              10,626                373,504
Western Gas Resources                             7,400                251,008
Total                                                                1,401,269

Utilities -- telephone (0.3%)
Crown Castle Intl                                 8,200(b)              18,860
PTEK Holdings                                    20,200(b)             112,110
Western Wireless Cl A                            21,100(b)              58,869
Total                                                                  189,839

Total common stocks
(Cost: $63,138,459)                                                $56,917,959

Short-term securities (3.2%)
Issuer                    Annualized              Amount               Value(a)
                         yield on date          payable at
                          of purchase            maturity

U.S. government agencies
Federal Home Loan Bank Disc Nt
       09-13-02              1.72%              $1,000,000            $999,318
Federal Home Loan Mtge Corp Disc Nts
       09-09-02              1.68                  400,000             399,813
       10-08-02              1.64                  500,000             499,114

Total short-term securities
(Cost: $1,898,349)                                                  $1,898,245

Total investments in securities
(Cost: $65,036,808)(d)                                             $58,816,204

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. As of Aug. 31, 2002, the value of foreign securities represented 1.4% of net assets.

(d) At Aug. 31, 2002, the cost of securities for federal income tax purposes was $65,985,968 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                      $ 2,269,215
      Unrealized depreciation                                       (9,438,979)
                                                                    ----------
      Net unrealized depreciation                                  $(7,169,764)
                                                                   -----------

--------------------------------------------------------------------------------
160 AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

Investments in Securities

AXP VP - Stock Fund

Aug. 31, 2002

(Percentages represent value of investments compared to net assets)

Common stocks (85.2%)
Issuer                                           Shares               Value(a)

Aerospace & defense (4.9%)
Lockheed Martin                                   1,477                $93,523
Northrop Grumman                                    741                 90,995
Raytheon                                          1,491                 52,185
Total                                                                  236,703

Airlines (0.7%)
Southwest Airlines                                2,396                 34,047

Banks and savings & loans (8.9%)
Bank of America                                   1,305                 91,454
Comerica                                          1,304                 76,284
FleetBoston Financial                             1,500                 36,195
U.S. Bancorp                                      2,569                 55,208
Washington Mutual                                 2,790                105,491
Wells Fargo                                       1,305                 68,108
Total                                                                  432,740

Beverages & tobacco (3.8%)
Anheuser-Busch                                    2,235                118,813
Coca-Cola                                         1,305                 66,555
Total                                                                  185,368

Building materials & construction (1.7%)
Weyerhaeuser                                      1,491                 81,274

Chemicals (3.0%)
Air Products & Chemicals                            555                 26,035
Dow Chemical                                      2,227                 67,300
Rohm & Haas                                       1,490                 54,221
Total                                                                  147,556

Communications equipment & services (1.0%)
Motorola                                          4,058                 48,696

Computer software & services (0.9%)
Microsoft                                           926(b)              45,485

Computers & office equipment (1.1%)
Cisco Systems                                     3,743(b)              51,728

Electronics (2.8%)
Intel                                             2,450                 40,841
KLA-Tencor                                          925(b)              30,405
Taiwan Semiconductor
   Mfg ADR                                        2,015(c)              16,463
Texas Instruments                                 1,869                 36,819
Vishay Intertechnology                              928(b)              13,289
Total                                                                  137,817

Energy (2.3%)
Conoco                                            1,874                 46,007
Exxon Mobil                                       1,874                 66,433
Total                                                                  112,440

Energy equipment & services (0.8%)
Transocean                                        1,645                 40,303

Financial services (0.9%)
Citigroup                                         1,304                 42,706

Food (2.8%)
Kraft Foods Cl A                                  1,306                 51,940
Tyson Foods Cl A                                  4,618                 57,355
Wrigley (Wm) Jr                                     556                 28,306
Total                                                                  137,601

Health care (14.2%)
Abbott Laboratories                                 926                 37,068
Baxter Intl                                       2,218                 80,491
IDEC Pharmaceuticals                              1,305(b)              52,435
Johnson & Johnson                                 1,305                 70,875
Laboratory Corp
   America Holdings                               1,661(b)              52,238
MedImmune                                         1,873(b)              48,080
Medtronic                                         1,871                 77,048
Merck & Co                                        1,112                 56,178
Pfizer                                            2,973                 98,348
Pharmacia                                           952                 41,602
Wyeth                                             1,868                 79,950
Total                                                                  694,313

Household products (3.5%)
Gillette                                          2,774                 87,464
Procter & Gamble                                    927                 82,179
Total                                                                  169,643

Industrial equipment & services (1.7%)
Caterpillar                                         927                 40,454
Deere & Co                                          925                 42,476
Total                                                                   82,930

Insurance (2.4%)
AFLAC                                             1,309                 40,068
Jefferson-Pilot                                   1,131                 47,638
Travelers Property
   Casualty Cl A                                  1,717(b)              26,994
Travelers Property
   Casualty Cl B                                    114(b)               1,862
Total                                                                  116,562

Leisure time & entertainment (2.9%)
Mattel                                            3,150                 61,204
MGM Mirage                                          950(b)              33,716
Viacom Cl B                                       1,133(b)              46,113
Total                                                                  141,033

Media (4.6%)
Gannett                                             741                 56,286
McGraw-Hill Companies                               946                 59,986
USA Interactive                                   4,985(b)             106,779
Total                                                                  223,051

Metals (1.7%)
Alcoa                                             1,500                 37,635
Barrick Gold                                      1,132(c)              18,191
Newmont Mining                                      927                 26,410
Total                                                                   82,236

Multi-industry conglomerates (5.2%)
3M                                                1,301                162,560
General Electric                                  2,971                 89,576
Total                                                                  252,136

Paper & packaging (1.4%)
Intl Paper                                        1,871                 70,443

Restaurants & lodging (1.8%)
McDonald's                                        3,742                 88,910

Retail (3.5%)
Home Depot                                          927                 30,526
Wal-Mart Stores                                   1,871                100,061
Walgreen                                          1,132                 39,337
Total                                                                  169,924

Transportation (1.6%)
Union Pacific                                     1,305                 79,018

Utilities -- electric (5.0%)
Dominion Resources                                1,304                 81,774
DTE Energy                                        1,300                 55,783
FPL Group                                           927                 52,913
Southern Co                                         950                 27,512
TXU                                                 556                 26,888
Total                                                                  244,870

Total common stocks
(Cost: $4,522,927)                                                  $4,149,533

Short-term security (10.2%)
Issuer                    Annualized              Amount                Value(a)
                         yield on date          payable at
                          of purchase            maturity

U.S. government agency Federal Natl Mtge Assn Disc Nt
       10-07-02              1.62%                $500,000            $499,145

Total short-term security
(Cost: $499,168)                                                      $499,145

Total investments in securities
(Cost: $5,022,095)(d)                                               $4,648,678

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
161 AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Stock Fund

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. As of Aug. 31, 2002, the value of foreign securities represented 0.7% of net assets.

(d) At Aug. 31, 2002, the cost of securities for federal income tax purposes was $5,053,616 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                        $  99,229
      Unrealized depreciation                                         (504,167)
                                                                      --------
      Net unrealized depreciation                                    $(404,938)
                                                                     ---------

--------------------------------------------------------------------------------
162 AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

Investments in Securities

AXP VP - Strategy Aggressive Fund

Aug. 31, 2002

(Percentages represent value of investments compared to net assets)

Common stocks (92.1%)
Issuer                                           Shares               Value(a)

Automotive & related (1.2%)
Gentex                                          385,000(b)         $11,457,600

Banks and savings & loans (3.9%)
Alliance Data Systems                           325,000(b)           5,853,250
Greater Bay Bancorp                             271,000              6,829,200
New York
   Community Bancorp                            217,000              6,772,570
North Fork Bancorporation                       217,000              9,107,490
TCF Financial                                   217,000             10,546,200
Total                                                               39,108,710

Chemicals (1.9%)
Rohm & Haas                                     163,000              5,931,570
Sigma-Aldrich                                   253,000             12,903,000
Total                                                               18,834,570

Communications equipment & services (0.8%)
Fairchild Semiconductor
   Intl Cl A                                    379,000(b)           4,574,530
Teradyne                                        280,000(b)           3,542,000
Total                                                                8,116,530

Computer software & services (7.8%)
BMC Software                                    325,000(b)           4,517,500
Brocade Communications
   Systems                                      485,000(b)           7,017,950
Electronic Arts                                 271,000(b)          17,143,460
Intuit                                          461,000(b)          20,574,430
Lexmark Intl Cl A                               217,000(b)          10,242,400
PeopleSoft                                      262,000(b)           4,212,960
SunGard Data Systems                            550,000(b)          13,557,500
Total                                                               77,266,200

Computers & office equipment (7.1%)
Affiliated Computer
   Services Cl A                                245,000(b)          10,902,500
BISYS Group                                     715,000(b)          18,218,200
DST Systems                                     217,000(b)           7,395,360
Fiserv                                          596,000(b)          21,938,760
Knowledge Mechanics
   Group                                      1,436,310(b,i)             1,436
Mercury Interactive                             162,000(b)           4,116,420
Network Appliance                               600,000(b)           5,724,000
Rational Software                               355,000(b)           2,414,000
Total                                                               70,710,676

Electronics (5.0%)
KLA-Tencor                                      325,000(b)          10,682,750
Maxim Integrated Products                       271,000(b)           8,566,310
Microchip Technology                            867,000(b)          18,250,350
Novellus Systems                                217,000(b)           5,307,820
Xilinx                                          325,000(b)           6,279,000
Total                                                               49,086,230

Energy (2.6%)
Apache                                          135,000              7,433,100
Grant Prideco                                   569,000(b)           5,581,890
Ocean Energy                                    596,000             12,492,160
Total                                                               25,507,150

Energy equipment & services (4.9%)
BJ Services                                     433,000(b)          13,210,830
Nabors Inds                                     173,000(b,c)         5,712,460
Noble                                           163,000(b)           5,053,000
Transocean                                      379,000              9,285,500
Varco Intl                                      325,000(b)           5,729,750
Weatherford Intl                                244,000(b)           9,964,960
Total                                                               48,956,500

Financial services (2.0%)
Kansas City Southern                            295,000(b)           4,469,250
Paychex                                         325,000              7,605,000
SLM                                              82,000              7,515,300
Total                                                               19,589,550

Furniture & appliances (0.4%)
Black & Decker                                   81,000              3,634,470

Health care (14.0%)
Alcon                                           190,000(b,c)         7,024,300
Allergan                                        110,000              6,459,200
Biogen                                          135,000(b)           4,522,500
Biomet                                          490,000             13,161,400
Enzon                                           271,000(b)           5,962,000
Forest Laboratories                             215,000(b)          15,695,000
Gilead Sciences                                 542,000(b)          17,387,360
IDEC Pharmaceuticals                            433,000(b)          17,397,939
Laboratory Corp
   America Holdings                             163,000(b)           5,126,350
MedImmune                                       569,000(b)          14,606,230
Quest Diagnostics                               163,000(b)           9,136,150
St. Jude Medical                                375,000(b)          13,953,750
Stryker                                         160,000              9,019,200
Total                                                              139,451,379

Health care services (10.3%)
Anthem                                          218,000(b)          13,757,980
Caremark Rx                                     634,000(b)          10,270,800
Charles River
   Laboratories Intl                            380,000(b)          15,029,000
Community Health Systems                        435,000(b)          10,396,500
Covance                                         325,000(b)           6,344,000
Express Scripts Cl A                            130,000(b)           6,240,000
First Health Group                              433,000(b)          11,478,830
LifePoint Hospitals                             325,000(b)           9,828,000
Lincare Holdings                                379,000(b)          12,146,950
Oxford Health Plans                             156,000(b)           6,325,800
Total                                                              101,817,860

Household products (0.8%)
Church & Dwight                                 248,000              7,762,400

Insurance (0.6%)
Willis Group Holdings                           190,000(b,c)         5,983,100

Media (7.4%)
Apollo Group Cl A                               433,000(b)          18,112,390
Cox Radio Cl A                                  325,000(b)           7,793,500
Lin TV                                          325,000(b)           7,621,250
Univision
   Communications Cl A                          542,000(b)          12,628,600
USA Interactive                                 380,000(b)           8,139,600
Westwood One                                    542,000(b)          18,932,060
Total                                                               73,227,400

Multi-industry conglomerates (4.1%)
Corporate Executive Board                       185,000(b)           5,439,000
Danaher                                         138,000              8,300,700
Hewitt Associates Cl A                          280,000(b)           7,890,400
Manpower                                        410,000             13,579,200
Robert Half Intl                                325,000(b)           5,629,000
Total                                                               40,838,300

Paper & packaging (0.5%)
Smurfit-Stone Container                         375,000(b)           5,257,500

Restaurants & lodging (5.9%)
Brinker Intl                                    275,000(b)           7,623,000
Hilton Hotels                                   488,000              5,616,880
Krispy Kreme Doughnuts                          461,000(b)          16,365,500
Starbucks                                       867,000(b)          17,426,700
Wendy's Intl                                    325,000             11,605,750
Total                                                               58,637,830

Retail (7.2%)
Amazon.com                                      380,000(b)           5,677,200
AutoZone                                         50,000(b)           3,617,500
Bed Bath & Beyond                               433,000(b)          13,881,980
Best Buy                                        105,000(b)           2,226,000
Dollar Tree Stores                              267,000(b)           6,570,870
Family Dollar Stores                            403,000             11,505,650
GameStop                                        325,000(b)           6,760,000
Kohl's                                          130,000(b)           9,063,600
Talbots                                         217,000              6,763,890
TJX Companies                                   275,000              5,439,500
Total                                                               71,506,190

Textiles & apparel (1.0%)
Chico's FAS                                     542,000(b)           9,506,680

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
163 AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Strategy Aggressive Fund

Issuer                                           Shares               Value(a)

Transportation (2.7%)
C.H. Robinson Worldwide                         542,000            $14,953,780
Hunt (JB) Transport Services                    368,000(b)           8,725,280
Pacer Intl                                      217,000(b)           2,821,000
Total                                                               26,500,060

Total common stocks
(Cost: $1,039,770,069)                                            $912,756,885

Preferred stocks & other (3.9%)(b)
Issuer                                           Shares               Value(a)

Adaytum Software
   Series E                                     691,463(f)          $2,710,535
   Warrants                                      13,376(d,f)                 -
Agiliti
   Cv Series C                                1,850,000(d,f)                --
Aurgin Systems
   2.46%                                      2,440,000(d,f)                --
Avasta
   Series B                                   1,016,226(d,f)                --
Avasta E-Services
   Warrants                                     508,114(d,f)                --
Bluestream Ventures LP                        9,500,000(e,f)         7,135,155
Calient Network                               2,076,124(f)           1,192,485
Dia Dexus
   Cv Series C                                1,113,979(f)           4,316,669
Evoice
   Cv Series D                                3,317,874(f)           1,860,000
Fibrogen
   Cv Series E                                1,559,020(f)           6,999,999
Knowledge Mechanics Group
   Preferred B                                  287,262(d,f,i)               -
Marketsoft
   Cv                                           762,295(f)             381,148
Mars
   Cv Series D                                2,619,048(f)           1,964,286
   Series G                                   3,332,000(f)           2,499,000
Nobex
   2.50% Series E                             2,800,000(f)           5,600,000
Paxonet Communications                          921,985(d,f)                --
Portera
   Series G                                   1,616,419(d,f)                --
Therox
   Series H                                     921,580(f)           3,686,319
Vcommerce
   Cv Series C                                  884,120(f)              70,730

Total preferred stocks & other
(Cost: $104,908,967)                                               $38,416,326

Bond (--%)
Issuer                      Coupon              Principal             Value(a)
                             rate                amount

Mars
   Cv
       04-30-05             12.00%                $550,000(b,f)       $412,500

Total bond
(Cost: $550,000)                                                      $412,500

Short-term securities (6.4%)(g)

Issuer                    Annualized             Amount               Value(a)
                         yield on date         payable at
                          of purchase           maturity

U.S. government agencies (6.1%)
Federal Home Loan Bank Disc Nts
       09-06-02              1.72%             $19,600,000         $19,593,629
       10-18-02              1.63               10,000,000           9,977,090
Federal Home Loan Mtge Corp Disc Nts
       09-12-02              1.73                3,100,000           3,098,159
       09-17-02              1.71                5,700,000           5,695,127
       10-01-02              1.63                1,200,000           1,198,261
       10-01-02              1.64                8,400,000           8,387,755
       10-22-02              1.65                6,200,000           6,184,939
       10-31-02              1.70                2,800,000           2,792,420
Federal Natl Mtge Assn Disc Nt
       10-01-02              1.65                3,400,000           3,395,013
Total                                                               60,322,393

Commercial paper (0.3%)
GE Capital Intl Funding
       09-30-02              1.71                2,300,000(h)        2,296,613
Southern Co Funding
       10-16-02              1.78                  500,000(h)          498,845
Total                                                                2,795,458

Total short-term securities
(Cost: $63,120,628)                                                $63,117,851

Total investments in securities
(Cost: $1,208,349,664)(j)                                       $1,014,703,562

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. As of Aug. 31, 2002, the value of foreign securities represented 1.9% of net assets.

(d)   Negligible market value.

(e) The share amount for Limited Liability Companies (LLC) or Limited Partnerships (LP) represents capital contributions. At Aug. 31, 2002, the amount of capital committed to the LLC or LP for future investment was $4,750,000.

(f)   Identifies issues considered to be illiquid as to their marketability (see
      Note 1 to the financial statements). These securities are valued at fair value according to methods selected in good faith by the board. Information concerning such security holdings at Aug. 31, 2002, is as follows:

                                       Acquisition
      Security                            dates                       Cost
      Adaytum Software
         Series E                09-15-00 thru 05-10-01           $ 4,335,473
         Warrants                       05-10-01                           --
      Agiliti
         Cv Series C                    11-14-00                    5,550,000
      Aurgin Systems
         2.46%                          12-16-99                    6,002,400
      Avasta
         Series B                       11-09-00                    5,573,492
      Avasta E-Services
         Warrants                       11-08-00                            1
      Bluestream Ventures LP     06-28-00 thru 06-28-01             9,500,000
      Calient Network                   12-06-00                   14,999,996
      Dia Dexus
         Cv Series C                    04-03-00                    8,633,337
      Evoice
         Cv Series D                    11-27-00                    3,720,000

--------------------------------------------------------------------------------
164 AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

AXP VP - Strategy Aggressive Fund

                                       Acquisition
      Security                            dates                       Cost
      Fibrogen
         Cv Series E                    05-17-00                   $7,000,000
      Knowledge Mechanic Group
         Preferred B                    02-28-02                           --
      Marketsoft
         Cv                             12-11-00                    3,720,000
      Mars
         12% 2002                08-22-01 thru 08-24-02               550,000
         Cv Series D                    06-16-00                    5,500,001
         Series G                       12-01-99                    7,000,000
      Nobex
         2.50% Series E                 05-04-99                    7,000,000
      Paxonet Communications     04-04-01 thru 04-23-01             2,599,998
      Portera
         Series G                       11-10-00                    5,415,004
      Therox
         Series H                       09-05-00                    4,239,268
      Vcommerce
         Cv Series C                    07-21-00                    4,119,999

(g) At Aug. 31, 2002, cash or short-term securities were designated to cover open put options written as follows (see Note 8 to the financial statements):

                                  Exercise        Expiration
      Issuer     Contracts          price            date          Value(a)
      Best Buy     1,050           $17.50         Sept. 2002        $26,250

(h) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(i) Investments representing 5% or more of the outstanding voting securities of the issuer. Transactions with companies that are or were affiliates during the year ended Aug. 31, 2002 are as follows:

                                    Beginning    Purchase     Sales     Ending      Dividend
      Issuer                          cost         cost       cost       cost        income      Value(a)
      Knowledge Mechanics Group*      $--       $3,300,002    $--     $3,300,002      $--      $1,436
      Knowledge Mechanics Group
         Preferred B*                  --               --     --             --       --          --
                                      ---       ----------    ---     ----------      ---      ------
      Total                           $--       $3,300,002    $--     $3,300,002      $--      $1,436
                                      ---       ----------    ---     ----------      ---      ------

      * Issuer was not an affiliate for the entire year ended Aug. 31, 2002.

(j) At Aug. 31, 2002, the cost of securities for federal income tax purposes was $1,212,476,379 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                    $  28,280,898
      Unrealized depreciation                                     (226,053,715)
                                                                  ------------
      Net unrealized depreciation                                $(197,772,817)
                                                                 -------------

--------------------------------------------------------------------------------
165 AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

-------------------------------------------------------------------------------
(logo)
AMERICAN
 EXPRESS
-------------------------------------------------------------------------------

American Express Variable Portfolio Funds
70100 AXP Financial Center
Minneapolis, MN 55474

                                                                S-6466 V (10/02)

PART C.  OTHER INFORMATION

Item 23. Exhibits

(a) Articles of Incorporation as amended Nov. 10, 1994, filed electronically as Exhibit 1 to Registrant's Post-Effective Amendment No. 34 to Registration Statement No. 2-73115, are incorporated by reference.

(b)      By-Laws as amended Jan. 12, 1989, filed electronically as Exhibit No. 2
         to  Registrant's   Post-Effective  Amendment  No.  25  to  Registration
         Statement No. 2-73115, are incorporated by reference.

(c) Stock certificate for common shares, is on file at the Registrant's headquarters.

(d)(1) Investment Management Services Agreement between Registrant, on behalf of IDS Life Aggressive Growth Fund, IDS Life Capital Resource Fund and IDS Life International Equity Fund, and IDS Life Insurance Company dated March 20, 1995, filed electronically as Exhibit No. 5(a) to Registrant's Post-Effective Amendment No. 30, is incorporated by reference.

(d)(2) Amendment to Investment Management Services Agreement between Registrant, on behalf of AXP Variable Portfolio - Capital Resources Fund, AXP Variable Portfolio - International Fund and AXP Variable Portfolio - Strategy Aggressive Fund, and American Express Financial Corporation dated June 3, 2002, filed electronically as Exhibit (d)(2) to Registrant's Post-Effective Amendment No. 47, filed on or about Aug. 29, 2002, is incorporated by reference.

(d)(3) Investment Management Services Agreement between Registrant, on behalf of IDS Life Growth Dimensions Fund and IDS Life Insurance Company dated April 11, 1996, filed electronically as Exhibit 5(b) to Registrant's Post-Effective Amendment No. 33, is incorporated by reference.

(d)(4) Amendment to Investment Management Services Agreement between Registrant, on behalf of AXP Variable Portfolio - New Dimensions Fund and American Express Financial Corporation dated June 3, 2002, filed electronically as Exhibit (d)(4) to Registrant's Post-Effective Amendment No. 47, filed on or about Aug. 29, 2002, is incorporated by reference.

(d)(5) Investment Management Services Agreement dated Sept. 13, 1999, between Registrant, on behalf of AXP Variable Portfolio - Blue Chip Advantage Fund, AXP Variable Portfolio - Growth Fund and AXP Variable Portfolio - Small Cap Advantage Fund and IDS Life Insurance Company, filed electronically as Exhibit (d)(3) to Registrant's Post-Effective Amendment No. 40 filed on or about Oct. 29, 1999, is incorporated by reference.

(d)(6) Amendment to Investment Management Services Agreement between Registrant, on behalf of AXP Variable Portfolio - Blue Chip Advantage Fund, AXP Variable Portfolio - Growth Fund and AXP Variable
         Portfolio - Small Cap Advantage Fund, and American Express Financial Corporation dated June 3, 2002, filed electronically as Exhibit (d)(6) to Registrant's Post-Effective Amendment No. 47, filed on or about
         Aug. 29, 2002, is incorporated by reference.

(d)(7) Investment Management Services Agreement dated May 1, 2000, between Registrant, on behalf of AXP Variable Portfolio - Emerging Markets Fund and AXP Variable Portfolio - S&P 500 Index Fund, and IDS Life Insurance Company, filed electronically as Exhibit (d)(4) to Registrant's Post-Effective Amendment No. 43, filed on or about Oct. 26, 2000, is incorporated by reference.

(d)(8) Amendment to Investment Management Services Agreement between Registrant, on behalf of AXP Variable Portfolio - Emerging Markets Fund, and AXP Variable Portfolio - S&P 500 Index Fund, and American Express Financial Corporation dated June 3, 2002, filed electronically as Exhibit (d)(8) to Registrant's Post-Effective Amendment No. 47, filed on or about Aug. 29, 2002, is incorporated by reference.

(d)(9) Investment Management Services Agreement dated April 11, 2001, between Registrant, on behalf of AXP Variable Portfolio - Equity Select Fund, and IDS Life Insurance Company, filed electronically as Exhibit (d)(5) to Registrant's Post-Effective Amendment No. 45 filed on or about
         May 16, 2001, is incorporated by reference.

(d)(10) Amendment to Investment Management Services Agreement between Registrant, on behalf of AXP Variable Portfolio - Equity Select Fund, and American Express Financial Corporation dated June 3, 2002, filed electronically as Exhibit (d)(10) to Registrant's Post-Effective Amendment No. 47, filed on or about Aug. 29, 2002, is incorporated by reference.

(d)(11) Investment Management Services Agreement dated May 9, 2001, between Registrant on behalf of AXP Variable Portfolio - Stock Fund, and IDS Life Insurance Company filed electronically as Exhibit (d)(6) to Registrant's Post-Effective Amendment No. 47 to Registration Statement No. 2-73115 is incorporated by reference.

(d)(12) Amendment to Investment Management Services Agreement between Registrant, on behalf of AXP Variable Portfolio - Stock Fund, and American Express Financial Corporation dated June 3, 2002, filed electronically as Exhibit (d)(12) to Registrant's Post-Effective Amendment No. 47, filed on or about Aug. 29, 2002, is incorporated by reference.

(d)(13) Investment Advisory Agreement between IDS Life Insurance Company and American Express Financial Corporation dated Oct. 14, 1998, filed electronically as Exhibit 5(c) to Registrant's Post-Effective Amendment No. 36 filed on or about Oct. 30, 1998, is incorporated by reference.

(d)(14) Addendum to Investment Advisory Agreement between IDS Life Insurance Company and American Express Financial Corporation dated Sept. 13, 1999, filed electronically as Exhibit (d)(14) to Registrant's Post-Effective Amendment No. 47, filed on or about Aug. 29, 2002, is incorporated by reference.

(d)(15) Addendum to Investment Advisory Agreement between IDS Life Insurance Company and American Express Financial Corporation dated April 11,
         2001, filed   electronically   as  Exhibit  (d)(15)  to  Registrant's
         Post-Effective Amendment No. 47, filed on or about Aug. 29, 2002, is incorporated by reference.

(d)(16) Addendum to Investment Advisory Agreement dated May 9, 2001, between IDS Life Insurance Company and American Express Financial Company, filed electronically as Exhibit (d)(8) to Registrant's
         Post-Effective Amendment No. 46 to Registration Statement No. 2-73115 is incorporated by reference.

(d)(17) Amendment to Investment Advisory Agreement between IDS Life Insurance Company and American Express Financial Corporation dated June 3,
         2002, filed   electronically   as  Exhibit  (d)(17)  to  Registrant's
         Post-Effective Amendment No. 47, filed on or about Aug. 29, 2002, is incorporated by reference.

(d)(18) Investment Advisory Agreement between American Express Financial Corporation and American Express Asset Management International Inc. for AXP(SM) Variable Portfolio - International Equity Fund (formerly IDS Life International Equity Fund) dated February 11, 1999, filed electronically as Exhibit (d)(6) to Registrant's Post-Effective Amendment No. 37 filed on or about May 28, 1999, is incorporated by reference.

(d)(19) Addendum to Investment Advisory Agreement dated May 1, 2000, between American Express Financial Corporation and American Express Asset Management International Inc. for AXP Variable Portfolio - Emerging Markets Fund, filed electronically as Exhibit (d)(8) to Registrant's Post-Effective Amendment No. 43, filed on or about Oct. 26, 2000, is incorporated by reference.

(d)(20)  Termination   Agreement   between   American   Express   Financial
         Corporation and American Express Asset Management Group Inc. on behalf of AXP Variable Portfolio-Strategy Aggressive Fund effective June 30, 2000, filed electronically as Exhibit (d)(11) to Registrant's Post-Effective Amendment No. 46 to Registration Statement No. 2-73115 is incorporated by reference.

(d)(21) Subadvisory Agreement between American Express Financial Corporation and Kenwood Capital Management LLC on behalf of AXP Variable Portfolio
         - Small Cap Advantage Fund dated Sept. 13, 1999, filed electronically as Exhibit (d)(9) to Registrant's Post-Effective Amendment No. 40 filed on or about Oct. 29, 1999, is incorporated by reference.

(d)(22) Administrative Services Agreement, dated March 20, 1995, between IDS Life Investment Series, Inc., on behalf of IDS Life Aggressive Growth Fund, IDS Life Capital Resource Fund and IDS Life International Equity Fund, and American Express Financial Corporation, filed electronically as Exhibit No. 5(d) to Registrant's Post-Effective Amendment No. 30, is incorporated by reference.

(d)(23) Amendment to Administrative Services Agreement between Registrant on behalf of AXP Variable Portfolio - Capital Resource Fund, AXP Variable Portfolio - Strategy Aggressive Fund and AXP Variable
         Portfolio  -  International   Fund,  and  American  Express  Financial
         Corporation,  dated  June 3,  2002,  filed  electronically  as Exhibit
         (d)(23) to Registrant's Post-Effective Amendment No. 47, filed on or about Aug. 29, 2002, is incorporated by reference.

(d)(24) Administrative Services Agreement, dated April 11, 1996, between IDS Life Investment Series, Inc. on behalf of IDS Life Growth Dimensions Fund and American Express Financial Corporation, filed electronically as Exhibit 5(f) to Registrant's Post-Effective Amendment No. 34, is incorporated by reference.

(d)(25) Amendment to Administrative Services Agreement between Registrant on behalf of AXP Variable Portfolio - New Dimensions Fund, and American Express Financial Corporation, dated June 3, 2002, filed electronically as Exhibit (d)(25) to Registrant's Post-Effective Amendment No. 47, filed on or about Aug. 29, 2002, is incorporated by reference.

(d)(26) Administrative Services Agreement dated Sept. 13, 1999, between AXP Variable Portfolio Investment Series, Inc. on behalf of AXP Variable Portfolio - Blue Chip Advantage Fund, AXP Variable Portfolio - Growth Fund and AXP Variable Portfolio - Small Cap Advantage Fund and American Express Financial Corporation filed electronically as Exhibit (d)(12) to Registrant's Post-Effective Amendment No. 40 filed on or about May 28, 1999, is incorporated by reference.

(d)(27) Amendment to Administrative Services Agreement between Registrant on behalf of AXP Variable Portfolio - Blue Chip Advantage Fund, AXP Variable Portfolio - Growth Fund, and AXP Variable Portfolio - Small Cap Advantage Fund, and American Express Financial Corporation dated June 3, 2002, filed electronically as Exhibit (d)(27) to Registrant's Post-Effective Amendment No. 47, filed on or about Aug. 29, 2002, is incorporated by reference.

(d)(28) Administrative Services Agreement dated May 1, 2000, between Registrant, on behalf of AXP Variable Portfolio - Emerging Markets Fund and AXP Variable Portfolio - S&P 500 Index Fund, and American Express Financial Corporation, filed electronically as Exhibit (d)(14) to Registrant's Post - Effective Amendment No. 43 filed on or about Oct. 26, 2000, is incorporated by reference.

(d)(29) Amendment to Administrative Services Agreement between Registrant on behalf of AXP Variable Portfolio - Emerging Markets Fund and AXP Variable Portfolio - S&P 500 Index Fund, and American Express Financial Corporation, dated June 3, 2002, filed electronically as Exhibit (d)(29) to Registrant's Post-Effective Amendment No. 47, filed on or about Aug. 29, 2002, is incorporated by reference.

(d)(30) Administrative Service Agreement dated April 11, 2001, between Registrant, on behalf of AXP Variable Portfolio - Equity Select Fund, and American Express Financial Corporation, filed electronically as Exhibit (d)(19) to Registrant's Post-Effective Amendment No. 45 filed on or about May 16, 2001, is incorporated by reference.

(d)(31) Amendment to Administrative Services Agreement between Registrant on behalf of AXP Variable Portfolio - Equity Select Fund, and American Express Financial Corporation, dated June 3, 2002, filed electronically as Exhibit (d)(31) to Registrant's Post-Effective Amendment No. 47, filed on or about Aug. 29, 2002, is incorporated by reference.

(d)(32) Administrative Service Agreement dated May 9, 2001, between Registrant, on behalf of AXP Variable Portfolio - Stock Fund, and American Express Financial Corporation, filed electronically as Exhibit (d)(18) to Registrant's Post-Effective Amendment No. 46 to Registration Statement No. 2-73115 is incorporated by reference.

(d)(33) Amendment to Administrative Services Agreement between Registrant on behalf of AXP Variable Portfolio - Stock Fund, and American Express Financial Corporation, dated June 3, 2002, filed electronically as Exhibit (d)(33) to Registrant's Post-Effective Amendment No. 47, filed on or about Aug. 29, 2002, is incorporated by reference.

(e)      Underwriting contracts: Not Applicable.

(f) All employees are eligible to participate in a profit sharing plan. Entry into the plan is Jan. 1 or July 1. The Registrant contributes each year an amount up to 15 percent of their annual salaries, the maximum deductible amount permitted under Section 404(a) of the Internal Revenue Code.

(g)(1) Custodian Agreement dated March 20, 1995, between IDS Life Investment Series, Inc., on behalf of IDS Life Aggressive Growth Fund, IDS Life
         Capital Resource Fund and IDS Life International Equity Fund, and American Express Trust Company, filed electronically as Exhibit No. 8(a) to Registrant's Post-Effective Amendment No. 30, is incorporated by reference.

(g)(2) Custodian Agreement dated April 11, 1996, between IDS Life Investment Series, Inc. on behalf of IDS Life Growth Dimensions Fund and American Express Trust Company, filed electronically as Exhibit 8(b) to Registrant's Post-Effective Amendment No. 34, is incorporated by reference.

(g)(3) Custodian Agreement dated Sept. 13, 1999, between AXP Variable Portfolio - Investment Series, Inc. on behalf of AXP Variable Portfolio
         - Blue Chip Advantage Fund, AXP Variable Portfolio - Growth Fund and AXP Variable Portfolio - Small Cap Advantage Fund and American Express Trust Company filed electronically as Exhibit (g)(3) to Registrant's Post-Effective Amendment No. 40 filed on or about Oct. 29, 1999, is incorporated by reference.

(g)(4) Custodian Agreement dated May 1, 2000, between Registrant, on behalf of AXP Variable Portfolio - Emerging Markets Fund and AXP Variable Portfolio - S&P 500 Index Fund, and American Express Trust Company, filed electronically as Exhibit (g)(4) to Registrant's Post-Effective Amendment No. 43, filed on or about Oct. 26, 2000, is incorporated by reference.

(g)(5) Custodian Agreement dated April 11, 2001, between Registrant, on behalf of AXP Variable Portfolio - Equity Select Fund, and American Express Trust Company, filed electronically as Exhibit (g)(5) to Registrant's Post-Effective Amendment No. 45, filed on or about May 16, 2001, is incorporated by reference.

(g)(6) Custodian Agreement dated May 9, 2001, between Registrant, on behalf of AXP Variable Portfolio - Stock Fund, and American Express Trust Company, filed electronically as Exhibit (g)(6) to Registrant's Post-Effective Amendment No. 46 to Registration Statement No. 2-73115, is incorporated by reference.

(g)(7) Custodian Agreement dated May 13, 1999 between American Express Trust Company and The Bank of New York filed electronically as Exhibit (g)(3) to IDS Precious Metal Fund, Inc. Post-Effective Amendment No. 33 to Registration Statement No. 2-93745 filed on or about May 24, 1999, is incorporated by reference.

(g)(8)   Custodian  Agreement First Amendment  between American Express
         Trust Company and The Bank of New York, dated December 1, 2000, filed electronically as Exhibit (g)(4) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 37 to Registration Statement No. 2-93745, filed on or about May 28, 2002 is incorporated by reference.

(g)(9)   Custodian  Agreement Second Amendment  between American Express
         Trust Company and The Bank of New York, dated June 7, 2001, filed electronically as Exhibit (g)(5) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 37 to Registration Statement No. 2-93745, filed on or about May 28, 2002 is incorporated by reference.

(g)(10) Custodian Agreement Amendment between American Express Trust Company and The Bank of New York, dated January 31, 2002, filed electronically as Exhibit (g)(6) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 37 to Registration Statement No. 2-93745, filed on or about May 28, 2002 is incorporated by reference.

(h)(1) Plan and Agreement of Merger between IDS Life Capital Resource Minnesota, Inc. and IDS Life Capital Resource Fund, Inc. dated April 10, 1986, filed electronically as Exhibit No. 9(a) to Registrant's Post-Effective Amendment No. 25 to Registration Statement No. 2-73115, is incorporated by reference.

(h)(2) License Agreement between Registrant and IDS Financial Corporation, dated Jan. 25, 1988, filed electronically as Exhibit No. 9(b) to Registrant's Post-Effective Amendment No. 25 to Registration Statement No. 2-73115, is incorporated by reference.

(h)(3) License Agreement dated June 17, 1999 between the American Express Funds and American Express Company, filed electronically on or about Sept. 23, 1999 as Exhibit (h)(4) to AXP Stock Fund, Inc. Post-Effective Amendment No. 98 to Registration Statement No. 2-11358, is incorporated by reference.

(h)(4) Addendum to Schedule A and Schedule B of the License Agreement dated June 15, 2001, between the American Express Company and American Express Funds, filed electronically as Exhibit (h)(4) to Registrant's Post-Effective Amendment No. 46 to Registration Statement No. 2-73115, is incorporated by reference.

(i) Opinion and consent of counsel as to the legality of the securities being registered, is filed electronically herewith.

(j)      Independent Auditors' Consent, is filed electronically herewith.

(k)      Omitted Financial Statements: Not Applicable.

(l) Investment Letter of IDS Life Insurance Company dated Oct. 13, 1981, filed electronically as Exhibit 13 to Registrant's Post-Effective Amendment No. 25, is incorporated by reference.

(m)(1) Plan and Agreement of Distribution dated Sept. 13, 1999, between Registrant on behalf of AXP Variable Portfolio - Blue Chip Advantage Fund, AXP Variable Portfolio - Growth Fund and AXP Variable Portfolio - Small Cap Advantage Fund and IDS Life Insurance Company, filed electronically as Exhibit (m) to Registrant's Post-Effective Amendment No. 40 filed on or about Oct. 29, 1999, is incorporated by reference

(m)(2) Plan and Agreement of Distribution dated Sept. 20, 1999, between Registrant (on behalf of AXP(SM) Variable Portfolio - Capital Resource Fund, AXP(SM) Variable Portfolio - International Fund, AXP(SM) Variable Portfolio - New Dimensions Fund and AXP(SM) Variable Portfolio - Strategy Aggressive Fund) and IDS Life Insurance Company, filed electronically as Exhibit (m)(2) to Registrant's Post-Effective Amendment No. 43, filed on or about Oct. 26, 2000, is incorporated by reference.

(m)(3) Plan and Agreement of Distribution dated May 1, 2000, between Registrant, on behalf of AXP Variable Portfolio - Emerging Markets Fund and AXP Variable Portfolio - S&P 500 Index Fund, and IDS Life Insurance Company, filed electronically as Exhibit (m)(3) to Registrant's Post-Effective Amendment No. 43, filed on or about Oct. 26, 2000, is incorporated by reference.

(m)(4) Plan and Agreement of Distribution dated April 11, 2001, between Registrant, on behalf of AXP Variable Portfolio - Equity Select Fund, and IDS Life Insurance Company, filed electronically as Exhibit (m)(4) to Registrant's Post-Effective Amendment No. 45, filed on or about
         May 16, 2001, is incorporated by reference.

(m)(5) Plan and Agreement of Distribution dated May 9, 2001, between Registrant, on behalf of AXP Variable Portfolio - Stock Fund, and IDS Life Insurance Company, filed electronically as Exhibit (m)(5) to Registrant's Post-Effective Amendment No. 46 to Registration Statement No. 2-73115, is incorporated by reference.

(n)      Rule 18f-3 Plan: Not Applicable.

(o)      Reserved

(p)(1) Code of Ethics adopted under Rule 17j-1 for Registrant filed electronically on or about March 30, 2000 as Exhibit (p)(1) to AXP Market Advantage Series, Inc.'s Post-Effective Amendment No. 24 to Registration Statement No. 33-30770, is incorporated by reference.

(p)(2) Code of Ethics adopted under Rule 17j-1 for Registrant's investment advisor and principal underwriter filed electronically on or about March 30, 2000 as Exhibit (p)(2) to AXP Market Advantage Series, Inc.'s Post-Effective Amendment No. 24 to Registration Statement No. 33-30770, is incorporated by reference.

(q)(1) Directors' Power of Attorney to sign Amendments to this Registration Statement dated Jan. 9, 2002 filed electronically as Exhibit (q)(1) to Registrant's Post-Effective Amendment No. 47, filed on or about Aug. 29, 2002, is incorporated by reference.

(q)(2) Officers' Power of Attorney to sign Amendments to this Registration Statement, dated Jan. 9, 2002 filed electronically as Exhibit (q)(2) to Registrant's Post-Effective Amendment No. 47, filed on or about Aug. 29, 2002, is incorporated by reference.

(q)(3) Officers' Power of Attorney to sign Amendments to this Registration Statement, dated September 17, 2002, is filed electronically herewith.

Item 24. Persons Controlled by or under Common Control with Registrant


IDS Life and its subsidiaries are the record holders of all outstanding shares of AXP Variable Portfolio - Investment Series, Inc., AXP Variable Portfolio - Income Series, Inc., AXP Variable Portfolio - Money Market Series, Inc. and AXP Variable Portfolio - Managed Series, Inc. All of such shares were purchased and are held by IDS Life and its subsidiaries pursuant to instructions from owners of variable annuity contracts issued by IDS Life and its subsidiaries. Accordingly, IDS Life disclaims beneficial ownership of all shares of each fund.

Item 25. Indemnification

The Articles of Incorporation of the registrant provide that the Fund shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that she or he is or was a director, officer, employee or agent of the Fund, or is or was serving at the request of the Fund as a director, officer, employee or agent of another company, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, and the Fund may purchase liability insurance and advance legal expenses, all to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended. The By-laws of the registrant provide that present or former directors or officers of the Fund made or threatened to be made a party to or involved (including as a witness) in an actual or threatened action, suit or proceeding shall be indemnified by the Fund to the full extent authorized by the Minnesota Business Corporation Act, all as more fully set forth in the By-laws filed as an exhibit to this registration statement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Any indemnification hereunder shall not be exclusive of any other rights of indemnification to which the directors, officers, employees or agents might otherwise be entitled. No indemnification shall be made in violation of the Investment Company Act of 1940.

Item 26. Business and Other Connections of Investment Advisor (IDS Life Insurance Company).

Directors and officers of IDS Life Insurance Company who are directors and/or officers of one or more other companies:

------------------------------- ---------------------------- ---------------------------- ----------------------------
Name and Title                  Other company(s)             Address*                     Title within other company(s)
------------------------------- ---------------------------- ---------------------------- ----------------------------
Gumer C. Alvero                 American Centurion Life      20 Madison Ave. Extension    Director and Vice President -
Director and Executive          Assurance Company            P.O. Box 5555                Annuities
Vice President - Annuities                                   Albany, NY  12205-0555

                                American Enterprise Life     829 AXP Financial Center     Director, Chairman of the Board
                                Insurance Company            Minneapolis, MN  55474       and Executive Vice President -
                                                                                          Annuities

                                American Express Financial                                Vice President - Annuities
                                Advisors Inc.

                                American Express Financial                                Vice President - Variable
                                Corporation                                               Annuities

                                American Partners Life       1751 AXP Financial Center    Director, President
                                Insurance Company            Minneapolis, MN  55474       and Chief Executive Officer

                                IDS Life Insurance Company   P.O. Box 5144                Director and Vice President -
                                of New York                  Albany, NY  12205            Annuities

                                IDS Life Series Fund, Inc.                                Director and Chairman of the Board

                                IDS Life Variable Annuity                                 Manager and Chairman of the Board
                                Funds A & B
------------------------------- ---------------------------- ---------------------------- ----------------------------
Timothy V. Bechtold             American Centurion Life      20 Madison Ave. Extension    Director, President and Chief
Director and President          Assurance Company            P.O. Box 5555                Executive Officer
                                                             Albany, NY  12205-0555

                                American Express Financial                                Vice President -
                                Advisors Inc.                                             Insurance Products

                                American Express Financial                                Vice President -
                                Corporation                                               Insurance Products

                                American Express Insurance                                Director, President and Chief
                                Agency of Alabama Inc.                                    Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Arizona Inc.                                    Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Idaho Inc.                                      Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Maryland Inc.                                   Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Massachusetts Inc.                              Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Nevada Inc.                                     Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of New Mexico Inc.                                 Executive Officer

                                American Express Insurance                                Director and President
                                Agency of Oklahoma Inc.

                                American Express Insurance                                Director, President and Chief
                                Agency of Wyoming Inc.                                    Executive Officer

                                American Partners Life                                    Director and Chairman of the Board
                                Insurance Company

                                IDS Insurance Agency of                                   Director, President and Chief
                                Arkansas Inc.                                             Executive Officer

                                IDS Insurance Agency of                                   Director, President and Chief
                                Ohio Inc.                                                 Executive Officer

                                IDS Life Insurance Company   P.O. Box 5144                Director, President and Chief
                                of New York                  Albany, NY 12205             Executive Officer

                                IDS Life Series Fund, Inc.                                Director

                                IDS Life Variable Annuity                                 Manager, President and Chief
                                Funds A & B                                               Executive Officer
------------------------------- ---------------------------- ---------------------------- ----------------------------
Brenda H. Fraser                American Express Financial                                Executive Vice President -
Vice President -                Corporation                                               AEFA Products and Corporate
Variable Assets                                                                           Marketing

                                American Express Financial                                Executive Vice President -
                                Advisors Inc.                                             AEFA Products and Corporate
                                                                                          Marketing
------------------------------- ---------------------------- ---------------------------- ----------------------------
Lorraine R. Hart                AMEX Assurance Company                                    Vice President - Investments
Vice President - Investments
                                American Centurion Life      20 Madison Ave. Extension    Vice President - Investments
                                Assurance Company            P.O. Box 5555
                                                             Albany, NY  12205-0555

                                American Enterprise Life     829 AXP Financial Center     Vice President - Investments
                                Insurance Company            Minneapolis, MN  55474

                                American Enterprise          829 AXP Financial Center     Vice President
                                REO 1, LLC                   Minneapolis, MN  55474

                                American Express                                          Director, President and
                                Corporation                                               Chief Executive Officer

                                American Express Financial                                Vice President - Insurance
                                Advisors Inc.                                             Investments

                                American Express Financial                                Vice President - Insurance
                                Corporation                                               Investments

                                American Express                                          Vice President - Investments
                                International Deposit
                                Company

                                American Partners Life       1751 AXP Financial Center    Director and Vice
                                Insurance Company            Minneapolis, MN  55474       President  - Investments

                                American Express                                          Vice President -
                                Certificate Company                                       Investments

                                IDS Life Series Fund, Inc.                                Vice President -
                                                                                          Investments

                                IDS Life Variable Annuity                                 Vice President -
                                Funds A and B                                             Investments

                                Investors Syndicate                                       Director and Vice
                                Development Corp.                                         President - Investments

                                IDS Life Insurance Company   P.O. Box 5144                Vice President - Investments
                                of New York                  Albany, NY 12205

                                IDS Property Casualty        1 WEG Blvd.                  Vice President -
                                Insurance Company            DePere, WI 54115             Investment Officer

                                IDS REO 1, LLC                                            Vice President
------------------------------- ---------------------------- ---------------------------- ----------------------------
Eric L. Marhoun                 American Centurion Life      20 Madison Ave. Extension    Director, General Counsel
Vice President, Assistant       Assurance Company            P.O. Box 5555                and Secretary
General Counsel and Assistant                                Albany, NY  12205-0555
Secretary
                                American Enterprise Life     829 AXP Financial Center     Vice President, Group
                                Insurance Company            Minneapolis, MN  55474       Counsel and Assistant
                                                                                          Secretary

                                American Partners Life       1751 AXP Financial Center    Director, Vice President, Group
                                Insurance Company            Minneapolis, MN  55474       Counsel and Assistant
                                                                                          Secretary

                                AMEX Assurance Company                                    Director and General
                                                                                          Counsel

                                IDS Life Insurance Company   P.O. Box 5144                Director, General Counsel and
                                of New York                  Albany, NY 12205             Secretary

                                IDS Property Casualty                                     Director
                                Insurance Company
------------------------------- ---------------------------- ---------------------------- ----------------------------
Timothy S. Meehan               Advisory Capital                                          Assistant Secretary
Secretary                       Income LLC

                                Advisory Capital                                          Assistant Secretary
                                Partners LLC

                                American Enterprise                                       Secretary
                                Investment Services Inc.

                                American Enterprise Life                                  Assistant Secretary
                                Insurance Company

                                American Enterprise                                       Secretary
                                REO 1, LLC

                                American Express Asset                                    Secretary
                                Management Group Inc.

                                American Express Asset                                    Secretary
                                Management International Inc.

                                American Express Client                                   Secretary
                                Service Corporation

                                American Express Financial                                Secretary
                                Advisors Japan Inc.

                                American Express Financial                                Secretary
                                Advisors Inc.

                                American Express Financial                                Secretary
                                Corporation

                                American Express Insurance                                Director, Vice President
                                Agency of Alabama Inc.                                    and Secretary

                                American Express Insurance                                Director, Vice President
                                Agency of Arizona Inc.                                    and Secretary

                                American Express Insurance                                Director, Vice President
                                Agency of Idaho Inc.                                      and Secretary

                                American Express Insurance                                Director, Vice President
                                Agency of Maryland Inc.                                   and Secretary

                                American Express Insurance                                Director, Vice President
                                Agency of Massachusetts Inc.                              and Secretary

                                American Express Insurance                                Director, Vice President
                                Agency of Nevada Inc.                                     and Secretary

                                American Express Insurance                                Director, Vice President
                                Agency of New Mexico Inc.                                 and Secretary

                                American Express Insurance                                Director, Vice President
                                Agency of Oklahoma Inc.                                   and Secretary

                                American Express Insurance                                Director, Vice President
                                Agency of Oregon Inc.                                     and Secretary

                                American Express Insurance                                Director, Vice President
                                Agency of Wyoming Inc.                                    and Secretary

                                American Express Personal                                 Secretary
                                Trust Services, FSB

                                American Express Property                                 Director, Vice President
                                Casualty Insurance Agency                                 and Secretary
                                of Kentucky Inc.

                                American Express Property                                 Director, Vice President
                                Casualty Insurance Agency                                 and Secretary
                                of Maryland Inc.

                                American Express Property                                 Director, Vice President
                                Casualty Insurance Agency                                 and Secretary
                                of Pennsylvania Inc.

                                American Express Service                                  Secretary
                                Corporation

                                American Partners Life                                    Assistant Secretary
                                Insurance Company

                                AMEX Assurance Company                                    Secretary

                                IDS Cable Corporation                                     Secretary

                                IDS Cable II Corporation                                  Secretary

                                IDS Capital Holdings Inc.                                 Secretary

                                IDS Life Series Fund, Inc.                                Secretary

                                IDS Life Variable Annuity                                 Assistant Secretary
                                Fund A & B

                                IDS Insurance Agency of                                   Director, Vice President
                                Arkansas Inc.                                             and Secretary

                                IDS Insurance Agency of                                   Director, Vice President
                                Ohio Inc.                                                 and Secretary

                                IDS Management Corporation                                Secretary

                                IDS Partnership Services                                  Secretary
                                Corporation

                                IDS Property Casualty                                     Secretary
                                Insurance Company

                                IDS Real Estate Services,                                 Secretary
                                Inc.

                                IDS Realty Corporation                                    Secretary

                                IDS REO 1, LLC                                            Secretary

                                Investors Syndicate                                       Secretary
                                Development Corporation
------------------------------- ---------------------------- ---------------------------- ----------------------------
Mary Ellyn Minenko              American Enterprise Life     829 AXP Financial Center     Vice President, Group
Vice President, Assistant       Insurance Company            Minneapolis, MN  55474       Counsel and Assistant
General Counsel and Assistant                                                             Secretary
Secretary
                                American Centurion Life                                   Counsel and Assistant Secretary
                                Assurance Company

                                American Partners Life       1751 AXP Financial Center    Vice President, Group
                                Insurance Company            Minneapolis, MN  55474       Counsel and Assistant
                                                                                          Secretary

                                IDS Life Insurance Company                                Assistant General Counsel
                                of New York                                               and Assistant Secretary

                                IDS Life Series Fund, Inc.                                General Counsel and
                                                                                          Assistant Secretary

                                IDS Life Variable Annuity                                 General Counsel and
                                Funds A & B                                               Assistant Secretary
------------------------------- ---------------------------- ---------------------------- ----------------------------
Barry J. Murphy                 American Express Client                                   Director, Chairman, President
Director                        Service Corporation                                       and Chief Executive Officer

                                American Express Financial                                Executive Vice President -
                                Advisors Inc.                                             U.S. Retail Group

                                American Express Financial                                Executive Vice President -
                                Corporation                                               U.S. Retail Group
------------------------------- ---------------------------- ---------------------------- ----------------------------
Teresa J. Rasmussen             American Centurion Life                                   Counsel and Secretary
Vice President and General      Assurance Company
Counsel
                                American Express                                          Director, Vice President
                                Corporation                                               and Secretary

                                American Express Financial                                Vice President and
                                Advisors Inc.                                             Assistant General Counsel

                                American Express Financial                                Vice President and
                                Corporation                                               Assistant General Counsel

                                American Enterprise Life     829 AXP Financial Center     Director, Vice President,
                                Insurance Company            Minneapolis, MN  55474       General Counsel and Secretary

                                IDS Life Insurance Company   P.O. Box 5144                Assistant General Counsel
                                of New York                  Albany, NY 12205             and Assistant Secretary
------------------------------- ---------------------------- ---------------------------- ----------------------------
Stephen W. Roszell              American Express                                          Senior Vice President -
Director                        Financial Corporation                                     Institutional Group

                                Advisory Capital Income                                   Director
                                LLC

                                Advisory Capital Partners                                 Director
                                LLC

                                Advisory Capital                                          Director
                                Strategies Group Inc.

                                Advisory Select LLC                                       Director

                                American Express Asset                                    Director, President and
                                Management Group Inc.                                     Chief Executive Officer

                                American Express Asset                                    Director and Executive Vice
                                Management International,                                 President
                                Inc.

                                American Express Asset                                    Director
                                Management International,
                                (Japan) Ltd.

                                American Express Asset                                    Director
                                Management Ltd.

                                American Express Financial                                Senior Vice President -
                                Advisors Inc.                                             Institutional

                                American Express Financial                                Director
                                Advisors Japan Inc.

                                American Express Trust                                    Director
                                Company

                                Northwinds Marketing                                      Director
                                Group LLC
------------------------------- ---------------------------- ---------------------------- ----------------------------
Bridget Sperl                   American Enterprise                                       Director, President and
Executive Vice President -      Investment Services Inc.                                  Chief Executive Officer
Client Service
                                American Express Client                                   Director and Senior
                                Service Corporation                                       Vice President

                                American Express Financial                                Senior Vice President -
                                Advisors Inc.                                             Client Service

                                American Express Financial                                Senior Vice President -
                                Corporation                                               Client Service

                                IDS Property Casualty                                     Director
                                Insurance Company
------------------------------- ---------------------------- ---------------------------- ----------------------------
John T. Sweeney                 American Express Financial                                Vice President - Lead
Director and Executive          Advisors Inc.                                             Financial Officer, Products
Vice President - Finance
                                American Express Financial                                Vice President - Lead
                                Corporation                                               Financial Officer, Products

                                AMEX Assurance Company                                    Director

                                IDS Cable Corporation                                     Director

                                IDS Cable II Corporation                                  Director

                                IDS Partnership Services                                  Director
                                Corporation

                                IDS Property Casualty                                     Director
                                Insurance Company

                                IDS Realty Corporation                                    Director
------------------------------- ---------------------------- ---------------------------- ----------------------------
Beth E. Weimer                  American Express                                          Vice President - Chief
Chief Compliance Officer        Financial Advisors Inc.                                   Compliance Officer

                                American Enterprise                                       Chief Compliance Officer
                                Investment Services Inc.

                                American Express Asset                                    Chief Compliance Officer
                                Management Group Inc.

                                American Express Asset                                    Chief Compliance Officer
                                Management International
                                Inc.

                                American Express Service                                  Chief Compliance Officer
                                Corporation

                                IDS Insurance Agency of                                   Chief Compliance Officer
                                Arkansas Inc.
------------------------------- ---------------------------- ---------------------------- ----------------------------
Philip C. Wentzel               American Centurion Life      20 Madison Ave. Extension    Vice President and
Vice President and Controller   Assurance Company            P.O. Box 5555                Controller
                                                             Albany, NY  12205-0555

                                American Enterprise Life     829 AXP Financial Center     Vice President and
                                Insurance Company            Minneapolis, MN  55474       Controller

                                American Express                                          Vice President and
                                Certificate Company                                       Controller

                                American Express                                          Vice President and Chief
                                International Deposit                                     Financial Officer
                                Company

                                American Partners Life       1751 AXP Financial Center    Controller
                                Insurance Company            Minneapolis, MN  55474

                                IDS Life Insurance Company   P.O. Box 5144                Vice President and
                                of New York                  Albany, NY 12205             Controller

                                IDS Life Series Fund, Inc.                                Controller

                                IDS Life Variable Annuity                                 Controller
                                Funds A & B
------------------------------- ---------------------------- ---------------------------- ----------------------------
David L. Yowan                  American Centurion Life      20 Madison Ave. Extension    Vice President and Treasurer
Vice President, Treasurer and   Assurance Company            Albany, NY 12205-0555
Assistant Secretary
                                American Enterprise                                       Vice President and
                                Investment Services                                       Treasurer

                                American Enterprise Life     829 AXP Financial Center     Vice President and
                                Insurance Company            Minneapolis, MN  55474       Treasurer

                                American Enterprise                                       Treasurer
                                REO 1, LLC

                                American Express Asset                                    Vice President and
                                Management Group Inc.                                     Treasurer

                                American Express Asset                                    Vice President and
                                Management International                                  Treasurer
                                Inc.

                                American Express                                          Vice President and
                                Certificate Company                                       Treasurer

                                American Express Client                                   Vice President and
                                Service Corporation                                       Treasurer

                                American Express                                          Vice President and
                                Corporation                                               Treasurer

                                American Express Financial                                Vice President and
                                Advisors Inc.                                             Treasurer

                                American Express Financial                                Vice President and
                                Advisors Japan Inc.                                       Treasurer

                                American Express Financial                                Vice President and
                                Corporation                                               Corporate Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Alabama Inc.                                    Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Arizona Inc.                                    Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Idaho Inc.                                      Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Maryland Inc.                                   Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Massachusetts Inc.                              Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Nevada Inc.                                     Treasurer

                                American Express Insurance                                Vice President and
                                Agency of New Mexico Inc.                                 Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Oklahoma Inc.                                   Treasurer
                                American Express Insurance                                Vice President and
                                Agency of Wyoming Inc.                                    Treasurer

                                American Express Personal                                 Treasurer
                                Trust Services, FSB

                                American Express Property                                 Vice President and
                                Casualty Insurance Agency                                 Treasurer
                                of Kentucky Inc.

                                American Express Property                                 Vice President and
                                Casualty Insurance Agency                                 Treasurer
                                of Maryland Inc.

                                American Express Property                                 Vice President and
                                Casualty Insurance Agency                                 Treasurer
                                of Pennsylvania Inc.

                                American Express Service                                  Vice President and
                                Corporation                                               Treasurer

                                American Partners Life       1751 AXP Financial Center    Vice President and
                                Insurance Company            Minneapolis, MN  55474       Treasurer

                                AMEX Assurance Company                                    Vice President, Treasurer and
                                                                                          Assistant Secretary

                                IDS Cable Corporation                                     Director, Vice President and
                                                                                          Treasurer

                                IDS Cable II Corporation                                  Director, Vice President and
                                                                                          Treasurer

                                IDS Capital Holdings Inc.                                 Vice President, Treasurer
                                                                                          and Assistant Secretary

                                IDS Insurance Agency of                                   Vice President and
                                Arkansas Inc.                                             Treasurer

                                IDS Insurance Agency of                                   Vice President and
                                Ohio Inc.                                                 Treasurer

                                IDS Life Insurance Company   P.O. Box 5144                Vice President and
                                of New York                  Albany, NY 12205             Treasurer

                                IDS Life Series Fund, Inc.                                Vice President and
                                                                                          Treasurer

                                IDS Life Variable Annuity                                 Vice President and
                                Funds A & B                                               Treasurer

                                IDS Management Corporation                                Director, Vice President
                                                                                          and Treasurer

                                IDS Partnership Services                                  Vice President and
                                Corporation                                               Treasurer

                                IDS Property Casualty        1 WEG Blvd.                  Vice President, Treasurer
                                Insurance Company            DePere, WI 54115             and Assistant Secretary

                                IDS Real Estate Services,                                 Vice President and
                                Inc.                                                      Treasurer

                                IDS Realty Corporation                                    Vice President and
                                                                                          Treasurer

                                IDS REO 1, LLC                                            Treasurer

                                Investors Syndicate                                       Vice President and
                                Development Corporation                                   Treasurer

* Unless otherwise noted, address is 70100 AXP Financial Center, Minneapolis, MN 55474.
------------------------------- ---------------------------- ---------------------------- ----------------------------

Item 27.      Principal Underwriters

              The Fund has no principal underwriter.

Item 28.      Location of Accounts and Records

              American Express Financial Corporation
              70100 AXP Financial Center
              Minneapolis, MN  55474

Item 29.      Management Services

              Not Applicable.

Item 30.      Undertakings

              Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant, AXP Variable Portfolio - Investment Series, Inc, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement under Rule 485(b) of the Securities Act and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Minneapolis and State of Minnesota on the 28th day of October, 2002.


AXP VARIABLE PORTFOLIO - INVESTMENT SERIES, INC.


By     /s/ Paula R. Meyer
       ----------------------------------------------
           Paula R. Meyer, President


By     /s/ Jeffrey P. Fox
       ----------------------------------------------
           Jeffrey P. Fox, Treasurer


Pursuant to the requirements of the Securities Act, this Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated on the 28th day of October, 2002.

Signature                                            Capacity

/s/  H. Brewster Atwater, Jr.*                       Director
------------------------------------
     H. Brewster Atwater, Jr.

/s/  Arne H. Carlson*                                Chairman of the Board
------------------------------------
     Arne H. Carlson

/s/  Lynne V. Cheney*                                Director
------------------------------------
     Lynne V. Cheney

/s/  Livio D. DeSimone*                              Director
------------------------------------
     Livio D. DeSimone

/s/  Ira D. Hall*                                    Director
------------------------------------
     Ira D. Hall

/s/  David R. Hubers*                                Director
------------------------------------
     David R. Hubers

/s/  Heinz F. Hutter*                                Director
------------------------------------
     Heinz F. Hutter

/s/  Anne P. Jones*                                  Director
------------------------------------
     Anne P. Jones

/s/  Stephen R. Lewis, Jr.*                          Director
------------------------------------
     Stephen R. Lewis, Jr.

/s/  William R. Pearce*                              Director
------------------------------------
     William R. Pearce

                                                     Director
------------------------------------
     Alan G. Quasha

/s/  Alan K. Simpson*                                Director
------------------------------------
     Alan K. Simpson

/s/  John R. Thomas*                                 Director
------------------------------------
     John R. Thomas

/s/  William F. Truscott*                            Director
------------------------------------
     William F. Truscott

/s/  C. Angus Wurtele*                               Director
------------------------------------
     C. Angus Wurtele

 * Signed pursuant to Directors' Power of Attorney dated Jan. 9, 2002, filed electronically as Exhibit (q)(1) to Registrant's Post-Effective Amendment No. 47, filed on or about Aug. 29, 2002.



/s/ Leslie L. Ogg
-----------------
    Leslie L. Ogg

CONTENTS OF THIS POST-EFFECTIVE AMENDMENT NO. 48 TO REGISTRATION STATEMENT NO. 2-73115

This post-effective amendment contains the following papers and documents:

The facing sheet.


Part A.

         The prospectus.

Part B.

         Statement of Additional Information.

Part C.

         Other information.

         The signatures.

         Exhibits.